Registration No. 333-65690

811-05118

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. _____ _____

Post-Effective Amendment No. 14

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 114

Principal Life Insurance Company Variable Life Separate Account

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(Exact Name of Registrant)

Principal Life Insurance Company

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(Name of Depositor)

The Principal Financial Group, Des Moines, Iowa              50392

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(Address of Depositor's Principal Executive Offices)               (Zip Code)

(515) 248-3842

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Depositor's Telephone Number, including Area Code

Charles M. Schneider

Principal Life Insurance Company

The Principal Financial Group

Des Moines, Iowa 50392-0300

Telephone Number, Including Area Code: (515) 246-5688

(Name and Address of Agent for Service)

Please send copies of all communications to

John W. Blouch, Esq.

Drinker Biddle & Reath, LLP

1500 K Street, N.W.

Washington, DC  20005-1209

Principal Variable Universal Life Accumulator

(Title of Securities Being Registered)

It is proposed that this filing will become effective (check appropriate box)

        _____  immediately upon filing pursuant to paragraph (b) of Rule 485

        __X__  on May 1, 2012 pursuant to paragraph (b) of Rule 485

        _____  60 days after filing pursuant to paragraph (a)(1) of Rule 485

        _____  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

        _____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

No filing fee is due because an indefinite amount of securities is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.

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PRINCIPAL VARIABLE UNIVERSAL LIFE ACCUMULATOR

FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY

Issued by Principal Life Insurance Company (the “Company”) through its

Principal Life Insurance Company Variable Life Separate Account

This prospectus is dated May 1, 2012.

The Company no longer offers or issues the Policy. This Prospectus is only for the use of current Policy owners.

This prospectus provides information about the Policy and is accompanied by current prospectuses for the underlying mutual funds that are available as investment options under the Policy. Please read these prospectuses carefully and keep them for future reference.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved this security or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Not all the benefits, programs, features and investment options described in this prospectus are available or approved for use in every state. No person is authorized to give any information or to make any representation in connection with this Policy other than those contained in this prospectus.

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SUMMARY: BENEFITS AND RISKS

This prospectus describes an individual flexible premium variable universal life insurance policy offered by the Company. This is a brief summary of the Policy’s features. More detailed information follows later in this prospectus.

POLICY BENEFITS

Death Benefits and Proceeds

The Company guarantees to pay a death benefit for as long as the Policy is in force. The death proceeds are paid to the beneficiary(ies) when the insured dies. Death proceeds are calculated as of the date of death of the insured. The amount of the death proceeds is:

•      the death benefit plus interest (as explained in DEATH BENEFITS AND POLICY VALUES - Death Proceeds);

•      minus loan indebtedness;

•      minus any overdue monthly policy charges (Overdue monthly policy charges arise when a Policy is in a grace period and the net surrender value is insufficient to cover the sum of the cost of insurance and of additional benefits provided by any rider plus other Policy charges.)

•      plus proceeds from any benefit rider on the life of the insured.

Death proceeds are paid in cash or applied under a benefit payment option. The Policy provides for three death benefit options. A death benefit option is elected on the application. Subject to certain conditions, the death benefit option may be changed after the Policy has been issued.

Premium Payment Flexibility

You may choose the amount and frequency of premium payments (subject to certain limitations).

Policy Values

The policy value reflects your premium payments, partial surrenders, policy loans, unpaid loan interest, policy expenses, interest credited to the fixed account and/or investment experience of the divisions. There is no guaranteed minimum division value.

Policy Loans

A loan may be taken using the Policy as collateral. The maximum loan amount is 90% of the net surrender value.

Full Surrender

The Policy may be surrendered and any net surrender value paid to the owner. If the full surrender is within ten years of the policy date or a policy face amount increase, a surrender charge is imposed.

Partial Surrender

On or after the first policy anniversary, a Policy may be partially surrendered and the proceeds paid to the owner. The surrender charge does not apply to partial surrenders. The minimum amount of a partial surrender is $500.

Adjustment Options

The total face amount may be increased or decreased unless the Policy is in a grace period or if monthly policy charges are being waived under a rider.

Total Face Amount Increase

The minimum amount of an increase is $50,000 and is subject to our underwriting guidelines in effect at the time the increase is requested.

Total Face Amount Decrease

On or after the first policy anniversary, a decrease in total face amount may be requested if the request does not decrease the policy face amount below $100,000.

Maturity Proceeds

If the insured is living on the maturity date, we will pay the owner an amount equal to the net surrender value unless the Extended Coverage rider is in effect. Maturity proceeds are paid in cash lump sum or applied under a benefit payment option. The Policy terminates on the maturity date.

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POLICY RISKS

Risks of Poor Investment Performance

Policy charges and surrender charges are among the reasons why the Policy is not intended to be a short-term savings vehicle. It is possible that investment performance could cause a loss of the entire amount allocated to the divisions. Without additional premium payments, investments in the fixed account or a death benefit guarantee rider, it is possible that no death benefit would be paid upon the insured’s death.

Policy Termination (Lapse)

On an ongoing basis, the Policy’s net surrender value must be sufficient to cover the monthly policy charges and any loan indebtedness. It is possible that poor investment performance could cause the Policy to lapse unless additional premiums are paid. Partial surrenders or policy loans may increase the risk of lapse because the amount of either or both is not available to generate investment returns or pay for policy charges. When the Policy lapses, it terminates with no value and no longer provides any life insurance benefit upon the death of the insured.

During the first five policy years, if the no-lapse premium requirement is met the Policy will not terminate even if the Policy’s net surrender value is insufficient to cover the monthly policy charge.

Limitations on Access to Surrender Value

Partial Surrender

•      Two partial surrenders may be made in a policy year. The minimum amount of a partial surrender is $500. The total of the amount(s) surrendered may not be greater than 75% of the net surrender value (as of the date of the request for the first partial surrender in that policy year).

•      The death benefit will be reduced by the amount of the partial surrender.

Full Surrender

If the full surrender is within ten years of the policy date or a policy face amount increase, a surrender charge is imposed. Surrender charges are calculated based on the number of years the Policy was in force.

If you reinstate your Policy and then it is fully surrendered, a surrender charge may be imposed. The number of policy years is calculated from the original policy date through the surrender date — excluding the period during which the Policy was terminated.

Adverse Tax Consequences

A full surrender, cancellation of the Policy by lapse or the maturity of the Policy on its maturity date may have adverse tax consequences. If the amount received by the policy owner plus any loan indebtedness exceeds the premiums paid into the Policy, then the excess generally will be treated as taxable income.

In certain employer-sponsored life insurance arrangements participants may be required to report for income tax purposes, one or more of the following:

•      the value each year of the life insurance protection provided;

•      an amount equal to any employer-paid premiums; or

•      some or all of the amount by which the current value exceeds the employer’s interest in the Policy.

Participants should consult with the sponsor or the administrator of the plan and/or with their personal tax or legal adviser to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

There are other tax issues to consider when you own a life insurance policy. These are described in more detail in TAX ISSUES RELATED TO THE POLICY.

Risks of Underlying Mutual Funds

A comprehensive discussion of the risks of each underlying mutual fund may be found in the underlying mutual fund’s prospectus. As with all mutual funds, as the value of an underlying mutual fund’s assets rise or fall, the fund’s share price changes. If you sell your units in a division (each of which invests in an underlying mutual fund) when their value is less than the price you paid, you will lose money.

Equity Funds

The biggest risk is that the fund’s returns may vary and you could lose money. The equity funds are each designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices. The value of an underlying mutual fund’s portfolio may decrease if the value of an individual company in the portfolio decreases. The value of an underlying mutual fund’s portfolio could also decrease if the stock market goes down.

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Income Funds

A fundamental risk of fixed-income securities is that their value will fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the underlying mutual fund’s share price may likewise decrease. Another fundamental risk associated with fixed-income securities is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due.

International Funds

The international underlying mutual funds have significant exposure to foreign markets. As a result, their returns and price per share may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country.

SUMMARY: FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time that you buy or surrender the Policy.

TRANSACTION FEES
Charge	Charge is Deducted:	Amount Deducted
Maximum Sales Charge:*	from each premium paid
Guaranteed:
all years		3.00% of premium paid
Current:
years 0-5 (after issue or adjustment)		3.00% of premium paid
Taxes (federal, state and local)	from each premium paid	3.45% of premium paid

Maximum Deferred Surrender Charge:*	from proceeds upon full surrender of Policy
years 0-10 (after issue or adjustment) years 11 and later (after issue or adjustment)		$44.91 per $1,000 of policy face amount none

                *Sales charges and deferred surrender charges decline over time.

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The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including underlying mutual fund fees and expenses.

Periodic Charges Other Than Underlying Mutual Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance:*	monthly
Guaranteed Minimum		$0.06 per $1,000 of net amount at risk
Guaranteed Maximum		$83.33 per $1,000 of net amount at risk
Current first year Charge for Representative Insured**		$0.23 per $1,000 of net amount at risk
Asset Based Charge:	monthly
Current:		equivalent to:
policy years 0-10		0.70% of the policy value per year
after policy year 10		0.20% of the policy value per year
Administration Charge	monthly
Through the first policy year		$25.00 per month
After the first policy year
Guaranteed maximum:		$25.00 per month
Current:		$10.00 per month
Net Policy Loan Charge:	annually (accrued daily)

policy years 1-10: 2.2% of loan balance per year (the difference between the interest charged on the loan balance and the interest credited to the loan account)

after policy year 10: 0.0% of loan balance per year

Optional Insurance Benefits
Accelerated Benefit Rider	annually (accrued daily)	policy years 1-10: 5.5% of death proceeds advanced per year after policy year 10: 3.8% of death proceeds advanced per year
Accidental Death Benefit Rider	monthly
Guaranteed Minimum		$0.03 per $1,000 of rider benefit
Guaranteed Maximum		$0.14 per $1,000 of rider benefit
Current Charge for Representative Insured**		$0.07 per $1,000 of rider benefit
Children Term Rider	monthly	$0.40 per $1,000 of rider benefit
Life Paid-Up Rider	rider exercise date	guaranteed not to exceed 7.5% of policy value
Guaranteed Minimum		3.5% of policy value
Guaranteed Maximum		7.5% of policy value
Current Charge for Representative Insured**		3.5% of policy value
Salary Increase Rider	monthly	$0.13 per $1,000 of rider benefit in excess of $30,000
Spouse Term Rider	monthly
Guaranteed Minimum		$0.16 per $1,000 of rider benefit
Guaranteed Maximum		$1.80 per $1,000 of rider benefit
Current Charge for Representative Spouse****		$0.30 per $1,000 of rider benefit
Supplemental Benefit Rider	monthly
Guaranteed Minimum		$0.08 per $1,000 of net amount at risk
Guaranteed Maximum		$83.33 per $1,000 of net amount at risk
Current Charge for Representative Insured**		$0.09 per $1,000 of net amount at risk
Waiver of Monthly Policy Charges Rider	monthly
Guaranteed Minimum		$0.01 per $1,000 of net amount at risk
Guaranteed Maximum		$0.51 per $1,000 of net amount at risk
Current Charge for Representative Insured**		$0.04 per $1,000 of net amount at risk
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Periodic Charges Other Than Underlying Mutual Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
Waiver of Specified Premium Rider	monthly
Guaranteed Minimum		$0.15 per $100 of planned periodic premium
Guaranteed Maximum		$0.94 per $100 of planned periodic premium
Current Charge for Representative Insured**		$0.47 per $100 of planned periodic premium

*       The cost of insurance rate at issue and for any underwritten total face amount increase is based on the gender, issue age and age at adjustment, duration since issue and since adjustment, smoking status, and risk classification of the insured. The charge shown in the table may not be representative of the charge that a particular policy owner will pay. Typically, cost of insurance rates are lower for insureds who: are non-smokers; have a risk classification of preferred; are younger; and are fully underwritten. You may obtain more information about the particular cost of insurance charge that would apply to you from your registered representative or by phoning 1-800-247-9988.

 **    Representative Insured is a 45-year old male with a risk classification of preferred non-smoker.

***    Rates shown assume insured’s risk class is standard or better.

****   Representative Spouse is a 45-year old female with a risk classification of non-smoker.

The following table shows the minimum and maximum total operating expenses charged by any of the underlying mutual funds that you may pay periodically during the time that you own the Policy. More detail concerning the fees and expenses of each underlying mutual fund is contained in its prospectus.

Annual Underlying Mutual Fund Operating Expenses as of December 31, 2011.

Minimum	Maximum

Total annual underlying mutual fund operating expenses (expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)

.26%	1.40%

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GLOSSARY

adjustment – change to your Policy resulting from an increase or decrease in policy face amount or a change in: smoking status; death benefit option; rating or riders.

adjustment date – the monthly date on or next following the Company’s approval of a requested adjustment.

attained age – the insured’s age on the birthday on or preceding the last policy anniversary.

business day – any date that the New York Stock Exchange (“NYSE”) is open for trading and trading is not restricted.

cumulative death benefit guarantee premium – a premium which is required to be paid in order to guarantee that the Policy will not lapse for a specific number of years.

division – a part of the Separate Account which invests in shares of an underlying mutual fund.

dollar cost averaging (DCA) – a program in which premiums are systematically transferred from one account or division, typically the fixed account or money market division, into other division(s).

effective date – the date on which all requirements for issuance of a Policy have been satisfied.

face amount – life insurance coverage amount. It is referred to as the total face amount.

fixed account – that part of the Policy that is not in the divisions or loan account.

general account – assets of the Company other than those allocated to any of our Separate Accounts.

insured – the person named as the “insured” on the most recent application for the Policy. The insured may or may not be the owner.

loan account – that part of the policy value that reflects the value transferred from the division(s) and/or fixed account as collateral for a policy loan.

loan indebtedness – the amount of any policy loan and unpaid loan interest.

maturity date – the policy anniversary following the insured’s 100th birthday.

maximum premium expense charge – sales charge plus taxes (federal, state and local).

minimum monthly premium - the amount that, if paid, will keep the Policy in force for one month (not taking into account the current monthly policy charge and surrender charge)

monthly date – the day of the month which is the same day as the policy date.

Example:  If the policy date is September 5, 2005, the first monthly date is October 5, 2005.

monthly policy charge – the amount subtracted from the policy value on each monthly date equal to the sum of the cost of insurance and of additional benefits provided by any rider plus the monthly administration charge and asset based charge in effect on the monthly date.

net amount at risk – the amount upon which the cost of insurance charges are based. It is the result of:

•       the death benefit (as described in the Policy) at the beginning of the policy month, divided by 1.0024663; minus

•       the policy value at the beginning of the policy month calculated as if the monthly policy charge was zero.

net policy value – the policy value minus any loan indebtedness.

net premium – the gross premium less the deductions for the premium expense charge. It is the amount of premium allocated to the divisions and/or fixed account.

net surrender value – surrender value minus any loan indebtedness.

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no lapse guarantee premium – a premium which is required to be paid in order to guarantee the Policy will not lapse in the first five years.

notice – any form of communication received in our home office which provides the information we need which may be in writing sent to us by mail, or another manner that we approve in advance.

owner – the person, including joint owner, who owns all the rights and privileges of this Policy.

policy date – the date from which monthly dates, policy years and policy anniversaries are determined; the policy date will never be the 29th, 30th, or 31st of any month.

policy face amount – the insurance benefit provided by the Policy without any riders.

policy value – an amount equal to the fixed account value plus the division value(s) plus the loan account value.

policy year – the one-year period beginning on the policy date and ending one day before the policy anniversary and any subsequent one year period beginning on a policy anniversary.

Example:  If the policy date is September 5, 2005, the first policy year ends on September 4, 2006. The first policy anniversary falls on September 5, 2006.

premium expense charge – the charge deducted from premium payments to cover a sales charge and state, local and federal taxes.

prorated basis – is the proportion that the value of a particular division or the fixed account bears to the total value of all divisions and the fixed account.

surrender value – policy value minus any surrender charge.

target premium – a premium amount which is used to determine any applicable surrender charge under a Policy. Target premiums are provided in Appendix A.

total face amount – policy face amount plus face amount of the supplemental benefit rider, if any.

underlying mutual fund – a registered open-end investment company, or a separate investment account or portfolio thereof, in which a division invests.

unit – the accounting measure used to calculate the value of each division.

valuation period – the period begins at the close of normal trading on the NYSE, generally 4:00 p.m. E.T. on each business day, and ends at the close of normal trading of the NYSE on the next business day.

written request – actual delivery to the Company at our office of a written notice or request, signed and dated, on a form we supply or approve.

Your notices may be mailed to us at:

      Principal Life Insurance Company

      P.O. Box 10431

      Des Moines, Iowa 50306-0431

      Phone: 1-800-247-9988

      Fax:  1-515-235-9720

you – the owner of the Policy.

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CORPORATE ORGANIZATION AND OPERATION

The Company

The Company is a stock life insurance company with authority to transact life insurance and annuity business in all states of the United States and the District of Columbia. The Company’s home office is located at: Principal Financial Group, Des Moines, Iowa 50392. The Company is a wholly owned subsidiary of Principal Financial Services, Inc., which in turn, is a wholly owned direct subsidiary of Principal Financial Group, Inc., a publicly-traded company.

On June 24, 1879, the Company was incorporated under Iowa law as a mutual assessment life insurance company named Bankers Life Association. The Company became a legal reserve life insurance company and changed its name to Bankers Life Company in 1911. In 1986, the Company changed our name to Principal Mutual Life Insurance Company. In 1998, the Company became Principal Life Insurance Company, a subsidiary stock life insurance company of Principal Mutual Holding Company, as part of a reorganization into a mutual insurance holding company structure. In 2001, Principal Mutual Holding Company converted to a stock company through a process called demutualization, resulting in the Company’s current organizational structure.

The Company believes that, consistent with well established industry and SEC practice, the periodic reporting requirements of the Securities and Exchange Act of 1934 do not apply to it as the depositor of one or more variable insurance product separate accounts.  If such requirements are deemed to apply to it as such a depositor, the Company intends to rely on the exemption from such requirements provided by Rule 12h-7 under that Act.

Principal Life Insurance Company Variable Life Separate Account

The Separate Account was established under Iowa law on November 2, 1987 and was registered as a unit investment trust with the SEC. This registration does not involve SEC supervision of the investments or investment policies of the Separate Account. The Company does not guarantee the investment results of the Separate Account. There is no assurance that the value of the Policy will equal the total of the premiums paid under the Policy.

The Separate Account is not affected by the rate of return of our general account or by the investment performance of any of the Company’s other assets. Any income, gain, or loss (whether or not realized) from the assets of the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains, or losses. Obligations arising from the Policy are general corporate obligations of the Company. Assets of the Separate Account attributed to the reserves and other liabilities under the Policy may not be charged with liabilities arising from any of the Company’s other businesses.

The Separate Account is divided into divisions. The assets of each division invest in a corresponding underlying mutual fund. The assets of each division are separate from the others. A division’s performance has no effect on the investment performance of any other division. New divisions may be added and made available. Divisions may also be eliminated from the Separate Account following approval from appropriate regulatory authority.

The income, gains, and losses, whether or not realized, credited to or charged against the Separate Account reflect the Separate Account’s own investment experience and not the investment experience of the Company’s other assets. Assets of the Separate Account may not be used to pay any liabilities of the Company other than those arising from the policies funded by the Separate Account. The Company is obligated to pay all amounts promised to policy owners under the Policy.

The Company does not guarantee the investment results of the Separate Account.  There is no assurance that the value of your policy will equal the total of your premium payments.

In a low interest rate environment, yields for the Money Market division, after deduction of all applicable Policy and rider charges, may be negative even though the yield for the underlying money market fund, before deducting for such charges, is positive.  If you allocate a portion of your policy value to a Money Market division or participate in a scheduled automatic transfer program where policy value is allocated to a Money Market division, that portion of your policy value allocated to the Money Market division may decrease in value.

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The Funds

The assets of each division of the Separate Account invest in a corresponding underlying mutual fund. The Company purchases and sells fund shares for the Separate Account at their net asset value. The assets of each division are separate from the others. A division’s performance has no effect on the investment performance of any other division.

The funds are mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies. A full description of the funds, their investment objectives, policies and restrictions, charges and expenses and other operational information is contained in the attached prospectuses (which should be read carefully before investing). Additional copies of these documents are available without charge from a sales representative or by contacting our home office at 1-800-247-9988.

The Table of Separate Account Divisions later in this prospectus contains a brief summary of the investment objectives of, and advisor and sub-advisor, if applicable, for each division.

New divisions may be added and made available. Divisions may also be eliminated from the Separate Account following approval from appropriate regulatory authority.

Deletion or Substitution of Investments

We reserve the right to make certain changes if, in our judgment, they best serve your interests or are appropriate in carrying out the purpose of the Policy. Any changes are made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approvals may not be required in all cases. Examples of the changes we may make include:

•      transfer assets in any division to another division or to the fixed account;

•      add, combine or eliminate divisions; or

•      substitute the shares of a division for shares in another division:

•  if shares of a division are no longer available for investment; or

•  if in our judgment, investment in a division becomes inappropriate considering the purposes of the division.

If we eliminate or combine existing divisions or transfer assets from one division to another, you may change allocation percentages and transfer any value in an affected division to another division(s) and/or the fixed account without charge. You may exercise this transfer privilege until the later of 60 days after a) the effective date of the change, or b) the date you receive notice of the options available. You may only exercise this right if you have an interest in the affected division(s).

Voting Rights

We vote shares of the underlying mutual funds owned by the Separate Account according to the instructions of Policy owners.

We will notify you of shareholder meetings of the mutual funds underlying the divisions in which you hold units. We will send you proxy materials and instructions for you to provide voting instructions to us. We will arrange for the handling and tallying of proxies received from you and other Policy owners. If you give no voting instructions, we will vote those shares in the same proportion as shares for which we received instructions.

We determine the number of fund shares that you may instruct us to vote by allocating one vote for each $100 of policy value in the division. Fractional votes are allocated for amounts less than $100. We determine the number of underlying fund shares you may instruct us to vote as of the record date established by the mutual fund for its shareholder meeting. In the event that applicable law changes or we are required by regulators to disregard voting instructions, we may decide to vote the shares of the underlying mutual funds in our own right.

NOTE:  Because there is no required minimum number of votes a small number of votes can have a disproportionate effect.

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The Fixed Account

The fixed account is part of our general account. Because of exemptions and exclusions contained in the Securities Act of 1933 and the Investment Company Act of 1940, the fixed account has not been registered under these acts. Neither the fixed account nor any interest in it is subject to the provisions of these acts. As a result the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. However, disclosures relating to the fixed account are subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. You may obtain more information regarding the fixed account from our home office or from a sales representative.

Our obligations with respect to the fixed account are supported by our general account. Subject to applicable law, we have sole discretion over the investment of assets in the general account.

We guarantee that net premiums allocated to the fixed account accrue interest daily at an effective annual rate of 3% compounded annually. We may, in our sole discretion, credit interest at a higher rate.

You may allocate net premiums and transfers from your division(s) to the fixed account. The value of your fixed account on any business day is:

•      net premiums allocated to the fixed account

•      plus transfers from the division(s)

•      plus interest credited to the fixed account

•      minus surrenders, surrender charges and monthly policy charges

•      minus transfers to the loan account

•      minus transfers to the division(s).

CHARGES AND DEDUCTIONS

We make certain charges and deductions to support operation of the Policy and the Separate Account. Some charges are deducted from premium payments when they are received. Other charges are deducted on a monthly basis while others are deducted at the time a Policy is surrendered or terminated.

Premium Expense Charge (Sales Charge and Taxes)

When we receive your premium payment, we deduct a premium expense charge.

Deductions from premiums during each of the first five years and with respect to premiums made because of a policy face amount increase, during the first five years after the increase, equal:

•      3.00% (of premiums paid) for sales load

•      plus 2.20% (of premiums paid) for state and local taxes

•      plus 1.25% (of premiums paid) for federal taxes.

Deductions from premiums after the fifth policy year (and five years after a policy face amount increase) are:

•      2.20% (of premiums paid) for state and local taxes

•      plus 1.25% (of premiums paid) for federal taxes.

We reserve the right to assess the sales load after the first five years but guarantee that the rate will not exceed 3.0% of premiums paid.

The actual taxes we pay vary from state to state. The expense charge is based upon the average tax rate we expect to pay nationwide, the premiums we receive from all states and other expense assumptions. The rate for a particular Policy does not necessarily reflect the actual tax costs applicable to that Policy. The sales load is intended to pay us for distribution expenses, including commissions paid to sales representatives, printing of prospectuses and sales literature, and advertising.

Target Premium

The target premium is based on the gender, if applicable, age and risk classification of the insured (see APPENDIX A-TARGET PREMIUM). The target premium is a calculated premium amount used to determine the surrender charge. The target premium is not required to be paid.

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Surrender Charge

A surrender charge is imposed upon full surrender of the Policy within ten years of the policy date or of a policy face amount increase. In addition, if you reinstate your Policy and then it is fully surrendered, a surrender charge may be imposed.

Surrender charges vary based on the target premium of the policy, age at issue or adjustment, state of issue and number of policy years since issue or adjustment. The charge applies only during the first ten policy years unless there is a policy face amount increase. A policy face amount increase has its own surrender charge period that begins on the adjustment date. The total surrender charge on the Policy is the sum of the surrender charges for the policy face amount at issue and each policy face amount increase. The surrender charge is not affected by any decrease in policy face amount or any change in policy face amount resulting from a change of death benefit options.

The surrender charge on an early surrender or Policy lapse is significant. As a result, you should purchase a Policy only if you have the financial capacity to keep it in force for a substantial period of time.

The surrender charge compensates us for expenses relating to the sale of the Policy.

Surrender charge percentage

The surrender charge is (a) multiplied by (b) multiplied by (c) where:

(a)  is the target premium as calculated using the rates in Appendix A;

(b)  is the percentage shown below which varies by issue age (or age at the time of a face amount increase) and state in which the Policy was issued:

Age at issue or face amount increase	Policy written in New York	Policy written in other than New York
0-60	100%	100%
61-65	94	100
66-70	89	100
71-75	84	100
76-80	65	85
81-85	53	70

(c)  is the applicable surrender charge percentage shown below:

Surrender Charge Percentage Table
Number of years since Policy date and/or face amount increase	The following percentage of surrender charge is payable
0 through 5	100.00%
6	95.24
7	85.71
8	71.43
9	52.38
10	28.57
11 and later	00.00

Monthly Policy Charge

The monthly policy charge is made up of:

•      a charge for the cost of insurance;

•      a monthly administration charge;

•      an asset based charge; and

•      any charge for an optional insurance benefit added by rider(s).

On the policy date and each monthly date thereafter, we deduct the charge from your policy value in the divisions and/ or fixed account (but not your loan account). The deduction is made using your current monthly policy charge allocation percentages. Your allocation percentages may be:

•      the same as allocation percentages for premium payments;

•      determined on a prorated basis; or

•      determined by any other allocation method which we agree upon.

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For each division and/or the fixed account, the allocation percentage must be zero or a whole number. The total of the allocation percentages must equal 100. Allocation percentages may be changed without charge. A request for an allocation change is effective once approved by us, as of the next monthly date. If we cannot follow your instructions because of insufficient value in any division and/or the fixed account, the monthly policy charge is deducted on a prorated basis.

Cost of Insurance Charge

This charge compensates us for providing insurance protection under the Policy.

Your monthly cost of insurance charge is (a) multiplied by (b):

(a)  is the cost of insurance rate described below divided by 1,000; and

(b)  is the net amount at risk.

The net amount at risk is the difference between the death benefit and policy value (see Glossary for exact formula). The lower the policy value, the higher the net amount at risk thus higher costs of insurance charges. The net amount at risk is affected by investment performance, policy loans, payment of premiums, fees and charges under the Policy, death benefit option chosen, partial surrenders and face amount adjustments.

Different cost of insurance rates may apply to policy face amount increases and to supplemental benefit riders. The cost of insurance for the increase is based on the insured’s gender*, issue age, duration since issue, smoking status, and risk classification at the time of the increase. The guaranteed maximum cost of insurance rate for the increase is based on the insured’s gender*, attained age and risk classification at the time of the increase.

*     The cost of insurance rate for Policies issued in states which require unisex pricing or in connection with employment related insurance and benefit plans is not based on the gender of the insured.

Groups and persons buying Policies under a sponsored arrangement may apply for flexible underwriting. If flexible underwriting is granted, the cost of insurance charge may increase because of higher anticipated mortality experience. Flexible underwriting programs currently available include: batch underwriting, simplified issue underwriting and guaranteed issue underwriting.

Special underwriting programs are offered that provide simplified underwriting. The cost of insurance rates for healthy individuals are greater under simplified underwriting than on Policies subjected to full underwriting.

Monthly Administration Charge

This charge reimburses us for the costs of maintaining the Policy, including accounting and record keeping.

Current charges. The current monthly administrative charge is $25.00 per month during the first policy year. After the first policy year, the administrative charge is $10.00 per month.

Guaranteed administration charges. In all policy years, the guaranteed maximum monthly administration charge is $25.00 per month.

For Policies sold in New York, both the current and guaranteed administration charges are $8.00 per month.

Asset Based Charge

The asset based charge compensates us for distribution and administrative expenses.

Each month during the first ten policy years, we deduct an asset based charge at an annual rate of 0.70% of the policy value. Each month thereafter, we deduct a charge at an annual rate of 0.20% of the policy value.

We reserve the right to increase the annual rate after the tenth policy year but guarantee that the maximum annual rate will not exceed 0.70%. If we increase the annual rate, the increase will only apply to Policies issued on or after the date of the increase.

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Underlying Mutual Fund Charges

The assets of each division are used to purchase shares in a corresponding mutual fund at net asset value. The net asset value of the mutual fund reflects management fees and operating expenses already deducted from the assets of the mutual fund. Current management fees and operating expenses for a mutual fund are shown in the prospectus for the underlying mutual fund.

GENERAL DESCRIPTION OF THE POLICY

The Contract

The entire contract is made up of applications, amendments, riders and endorsements attached to the Policy, current data pages, copies of any supplemental applications, amendments, endorsements and revised data pages which are mailed to you. No statement, unless made in an application, is used to void a Policy (or void an adjustment in the case of an adjustment application). Only our corporate officers can agree to change or waive any provisions of a Policy. Any change or waiver must be in writing and signed by an officer of the Company.

The descriptions that follow are based on provisions of the Policy offered by this prospectus.

Rights Under the Policy

Ownership

Unless changed, the owner(s) is as named in the application. The owner(s) may exercise every right and privilege of the Policy, subject to the rights of any irrevocable beneficiary(ies) and any assignee(s).

All rights and privileges of ownership of a Policy end if death proceeds are paid, upon the maturity date (unless the Extended Coverage Rider is in effect), if the Policy is surrendered or if the grace period ends without our receiving the payment required to keep the Policy in force.

If an owner dies before the Policy terminates, the surviving owner(s), if any, succeeds to that person’s ownership interest, unless otherwise specified. If all owners die before the Policy terminates, the Policy passes to the estate of the last surviving owner. With our consent, you may specify a different arrangement for contingent ownership.

You may change your ownership designation at any time. Your request must be in writing and approved by us. After approval, the change is effective as of the date you signed the request for change. We reserve the right to require that you send us the Policy so that we can record the change.

Beneficiary

If the insured dies before the maturity date, we pay death proceeds to your named beneficiary(ies). You have the right to name a beneficiary(ies) and contingent beneficiary(ies). This may be done as part of the application process or by sending us a written request. Unless you have named an irrevocable beneficiary, you may change your beneficiary designation by sending us a written request. After approval, the change is effective as of the date you signed the request for change. We reserve the right to require that you send us the Policy so that we can record the change.

If no beneficiary(ies) survives the insured, the death proceeds are paid to the owner(s) or the estate of the owner(s) in equal percentages unless otherwise specified.

Assignment

You may assign your Policy. Each assignment is subject to any payments made or action taken by the Company prior to our notification of the assignment. We assume no responsibility for the validity of any assignment.

An assignment must be made in writing and filed with us at our home office. The irrevocable beneficiary(ies), if any, must authorize any assignment in writing. Your rights, as well as those of the beneficiary(ies), are subject to any assignment on file with us.

Policy Limitations

Division Transfers

After the examination offer period, you may transfer amounts between the divisions and/or the fixed account. You must specify the dollar amount or percentage to transfer from each division. The transfer is made, and the values determined as of the end of the valuation period in which we receive your request.

You may request an unscheduled transfer or set up a periodic transfer by:

•      sending us a written request;

•      calling us if telephone privileges apply (1-800-247-9988); or

•      visiting www.principal.com (if internet privileges apply).

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You may not make a transfer to the fixed account if:

•      a transfer has been made from the fixed account to a division within six months; or

•      immediately after the transfer, the fixed account value would be more than $1,000,000 (without our prior approval).

In states where allowed, we reserve the right to reject transfer instructions from someone providing them for multiple Policies for which he or she is not the owner.

Unscheduled Transfers. You may make unscheduled transfers from a division to another division or to the fixed account. The minimum transfer amount is the lesser of $100 or the value of your division.

Scheduled Transfers (dollar cost averaging (DCA)). You may elect to have automatic transfers made out of one division into one or more of the other divisions or the fixed account. You choose the investment options, the dollar amount(s) and timing of the transfers. There is no transfer fee on scheduled transfers. There is no fee for participation in the scheduled transfer program.

Automatic transfers are designed to reduce the risks that result from market fluctuations. They do this by spreading out the allocation of your money to investment options over a longer period of time. This allows you to reduce the risk of investing most of your money at a time when market prices are high. The success of this strategy depends on market trends and is not guaranteed.

Example:

Month	Amount Invested	Share Price	Shares Purchased
January	$100	$ 25.00	4
February	$100	$ 20.00	5
March	$100	$ 20.00	5
April	$100	$ 10.00	10
May	$100	$ 15.00	6
June	$100	$ 20.00	5
Total	$600	$110.00	35

In the example above, the average share price is $18.33 (total of share prices ($110.00) divided by number of purchases (6)) and the average share cost is $17.14 (amount invested ($600.00) divided by number of shares purchased (35)).

Automatic transfers made on a periodic basis.

•      The amount of the transfer is:

•      the dollar amount you select (the minimum is the lesser of $100 or the value of the division); or

•      a percentage of the division value as of the date you specify (other than the 29th, 30th or 31st).

•      You select the transfer date (other than the 29th, 30th or 31st) and the transfer frequency (annually, semi-annually, quarterly or monthly).

•      If the selected date is not a business day, the transfer is completed on the next business day.

•      The value of the division must be equal to or more than $2,500 when your scheduled transfers begin.

•      Transfers continue until your interest in the division has a zero balance or we receive notice to stop them.

•      We reserve the right to limit the number of divisions from which simultaneous transfers are made. In no event will it ever be less than two.

Fixed Account Transfers

Transfers from your investment in the fixed account to your division(s) are subject to certain limitations. You may transfer amounts by making either a scheduled or unscheduled fixed account transfer. You may not make both a scheduled and unscheduled fixed account transfer in the same policy year.

In states where allowed, we reserve the right to reject transfer instructions from someone providing them for multiple Policies for which he or she is not the owner.

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Unscheduled Transfers. You may make one unscheduled fixed account to division(s) transfer within the 30 day period following each policy anniversary.

•      You must specify the dollar amount or percentage to be transferred (not to exceed 25% of the fixed account value as of the most recent policy anniversary).

•      The minimum transfer amount must be at least $100 (or the entire value of your fixed account if less).

•      If your fixed account value is less than $1,000, you may transfer up to 100% of your fixed account.

•      There is no transaction charge imposed on the transfer(s).

Scheduled Transfers (dollar cost averaging (DCA)). You may make scheduled transfers on a monthly basis from the fixed account to your division(s) without an additional charge as follows:

•      The value of your fixed account must be equal to or more than $2,500 when your scheduled transfers begin. We reserve the right to change this amount but it will never be more than $10,000.

•      The amount of the transfer is:

•      the dollar amount you select (minimum of $50); or

•      a percentage of the fixed account value (the maximum amount of the transfer is 2% of the fixed account value as of the specified date) as of the date you specify which may be:

•      the later of the policy date or most recent policy anniversary date; or

•      the date the Company receives your request.

•      Transfers occur on a date you specify (other than the 29th, 30th or 31st of any month).

•      If the selected date is not a business day, the transfer is completed on the next business day.

Scheduled transfers continue until your value in the fixed account has a zero balance or we receive your notice to stop them. If you stop the transfers, you may not start them again until six months after the last scheduled transfer. You may change the amount of the transfer once each policy year by:

•      sending us a written request;

•      calling us if telephone privileges apply (1-800-247-9988); or

•      visiting www.principal.com (if internet privileges apply).

As transfers are made on a monthly basis, a change in the amount of transfer is effective with the scheduled transfer after our receipt of notice of the change. You may change the dollar amount or percentage each policy year.

Automatic Portfolio Rebalancing (APR)

APR allows you to maintain a specific percentage of your policy value in the divisions over time.

Example:      You may choose to rebalance so that 50% of your policy values are in the Money Market division and 50% in the SmallCap Value I division. At the end of the specified period, market changes may have caused 60% of your value to be in the Money Market division and 40% in the SmallCap Value I division. By rebalancing, units from the Money Market division are sold and the proceeds are used to purchase units in the SmallCap Value I division so that 50% of the policy values are once again invested in each division.

You may elect APR at the time of application or after the Policy has been issued. There is no charge for participation in the APR program. The APR transfers:

•      do not begin until the expiration of the examination offer period;

•      are done without charge;

•      may be done on the frequency you specify:

•      quarterly APR transfers may be done on a calendar year or policy year basis;

•      semiannual or annual APR transfers may only be done on a policy year basis.

•      may be done by:

•      calling us (if telephone privileges apply (1-800-247-9988));

•      mailing us your written request;

•      faxing your request to us; or

•      visiting www.principal.com (if internet privileges apply).

•      are made at the end of the next valuation period after we receive your instruction;

•      are not available for values in the fixed account; and

•      are not available if you have scheduled transfers from the same divisions.

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Optional Insurance Benefits

Subject to certain conditions, you may add one or more optional insurance benefits to your Policy. Detailed information concerning optional insurance benefits may be obtained from an authorized agent or our home office. Not all optional insurance benefits are available in all states. Some provisions may vary from state to state. The cost, if any, of an optional insurance benefit is deducted from your policy value.

Accelerated Benefit Rider

This rider provides the option of receiving an advance of a portion of the death proceeds if the insured becomes terminally ill. Up to 75 percent of the total face amount, minus any outstanding policy loans and unpaid loan interest and previously paid accelerated benefit, may be requested, up to a maximum of $1,000,000, provided that the insured has been diagnosed as terminally ill and has a life expectancy of less than 12 months. The death proceeds payable upon the death of the insured will be reduced by the amount of the death proceeds advanced plus interest charged. The rider is available to all Policies at issue or may be elected at any time prior to the insured’s death. There is no charge for this rider other than interest charged during the time period death proceeds are advanced. Receipt of a death benefit advance may be taxable. Before you make a claim for a death benefit advance, you should seek assistance from your personal tax advisor.

Accidental Death Benefit Rider

This rider provides an additional death benefit if the insured’s death is caused by accidental means. The rider may be elected at the time of application, or may be added after issue subject to our then current underwriting guidelines. There is a charge for this rider.

Accounting Benefit Rider

This rider is available on business cases only and provides that if the Policy is surrendered in the first ten years, any surrender charge which would otherwise apply will be waived. This waiver of surrender charge does not apply to a Policy which is surrendered for the purpose of replacing it with a policy from another company, including Internal Revenue Code Section 1035 exchanges. Our approval, under our then current underwriting guidelines, is required to add this rider. The rider must be elected at the time of application or any time prior to issue. There is no charge for this rider.

Change of Insured Rider

This rider is available on business cases only and allows the business to change the insured when an employee leaves employment or ownership of the business changes. The rider may be added at any time prior to the proposed insured’s issue age 69. Until the effective date of the change of insured application, coverage remains in effect on the life of the prior insured. We must receive satisfactory evidence of insurability (according to our underwriting guidelines then in effect) for the newly named insured. Future cost of insurance rates are based on the gender, issue age, smoking status and risk classification of the newly named insured. The death proceeds are paid when the newly named insured dies. There is no charge for this rider.

Children Term Rider

This rider provides insurance coverage for the insured’s child(ren). We will pay this rider’s beneficiary its insurance amount upon receipt of proof that the child died before the termination of this rider. The rider may be added at any time while the primary insured’s attained age is 55 or less. There is a charge for this rider.

Cost of Living Increase Rider

This rider provides increases in the face amount every three years, to the insured’s age 55, without requiring evidence of insurability. This rider is added automatically to all Policies with a risk classification of standard or better and where the insured’s issue age is 52 or under unless you elect the Salary Increase Rider. When exercised, the monthly policy charge and surrender charge will be increased to cover the costs and charges for any increase in the total face amount made under this rider. There is no charge for this rider.

Death Benefit Guarantee Rider

This rider guarantees the policy will not lapse if premiums paid equal or exceed the death benefit guarantee premium requirement. This rider is automatically made a part of the Policy at issue if the premium (planned or paid) is equal to or greater than the annual death benefit guarantee premium requirement. The level of premium (planned or paid) determines whether the no-lapse guarantee is extended to the insured’s attained age 65. An illustration (available at no charge from your sales representative or our home office) will provide the death benefit guarantee premium requirement applicable to your Policy. The death benefit guarantee premium requirement is described in the section “Premiums.”

The use of this rider prohibits the use of the Supplemental Benefit Rider. There is no charge for this rider.

If on any monthly date, the death benefit guarantee premium is not met, we send you a notice stating the premium required to keep the rider in effect. If the premium required to maintain the rider is not received in our home office before the expiration of the 61 days (which begins when the notice is mailed), the death benefit guarantee is no longer in effect and the rider is terminated. If the rider terminates, it may not be reinstated.

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The rider may not be added after the Policy has been issued.

Extended Coverage Rider

This rider extends the Policy beyond the maturity date as long as the Policy is still in-force and the insured is living on the maturity date. The Policy will then terminate upon the insured’s death. No monthly policy charges are deducted after the maturity date. No additional premium payments are allowed, adjustment options are not available and the death benefit option is changed to Death Benefit Option 1. All investment account and fixed account values will be transferred to the Money Market division and no further transfers are allowed. This rider is added automatically to all Policies when issued. You may choose not to extend the maturity date and instead receive the maturity proceeds by requesting the rider not be attached to your Policy. There is no charge for this rider.

Life Paid-Up Rider (Overloan Protection)

Under certain circumstances, this rider can guarantee the Policy will not lapse when there is a large loan indebtedness by converting the Policy to paid-up life insurance.  In order for the rider benefit to begin, the following conditions must be satisfied:

•          the loan indebtedness must be at least 96% of the surrender value;

•          there is sufficient net surrender value to cover the one-time rider charge;

•          the insured’s attained age must be 75 years or older;

•          the Policy must have been in force for at least 15 policy years; and

•          premiums paid have been surrendered

We reserve the right to begin the rider benefit when the loan indebtedness is at least 92% of the surrender value and all of the conditions are satisfied.

Once the rider benefit begins:

•          All values in the divisions are immediately transferred to the fixed account where they will earn interest.

•          No further monthly policy charges are deducted for the remaining paid-up death benefit.

•          No new premium payments, face amount adjustments, partial surrenders or loans are allowed.

•          If death benefit option 2 or 3 is in effect, your death benefit option will change to death benefit option 1 and you may no longer change the death benefit option.

•          Your loan indebtedness and interest will continue to accrue on the loan indebtedness. However, loan payments can be submitted.

•          All optional riders, except the extended coverage rider, will automatically be terminated.

There is a one time charge taken from the policy value on the date the rider benefit begins. The rider may be elected at any time prior the maturity date.

The Internal Revenue Service has not taken a position on the Life Paid-Up Rider.  You should consult your tax advisor regarding this rider.

Salary Increase Rider

This rider is available on business cases only and provides increases in the face amount based on salary adjustments without requiring evidence of insurability. When exercised, the monthly policy charge and surrender charge will be increased to cover the costs and charges for any increase in the total face amount made under this rider. The rider must be elected at the time of application or any time prior to issue and if elected the Cost of Living Rider is not available. There is a charge for this rider.

Spouse Term Rider

This rider provides insurance coverage for the insured’s spouse. We will pay this rider’s beneficiary its insurance amount upon receipt of proof that the spouse died before the termination of this rider. The rider may be added at any time while the primary insured’s attained age is 60 or less. There is a charge for this rider.

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Supplemental Benefit Rider

This rider provides additional insurance (face amount) at a reduced cost. The use of this rider disqualifies the use of the Death Benefit Guarantee Rider. Our approval, under our then current underwriting guidelines, is required to add this rider. The rider may be added at anytime that the insured’s attained age is at least 20 but no more than 80 (75 in New York). There is a charge for this rider.

Waiver of Monthly Policy Charges Rider

This rider pays the monthly policy charges of the Policy if the insured becomes disabled and loses his/her ability to earn an income. Our approval, under our then current underwriting guidelines, is required to add this rider. The rider may be added at anytime that the insured’s attained age is not greater than 59. There is a charge for this rider.

Waiver of Specified Premium Rider

This rider pays the planned scheduled premium on the Policy if the insured becomes disabled and loses his/her ability to earn an income. Our approval, under our then current underwriting guidelines, is required to add this rider. The rider may be added at anytime that the insured’s attained age is not greater than 59. There is a charge for this rider.

Reservation of Rights

We reserve the right to change the Policy to assure it continues to qualify as life insurance for tax purposes. However, we cannot make any guarantee regarding the future tax treatment of any Policy.

We also reserve the right to amend or terminate the special plans described in this prospectus, for example, preauthorized premium payments. You would be notified of any such action to the extent required by law.

Right to Exchange

During the first 24 months after the effective date (except during a grace period), you have the right to make an irrevocable, one-time election to transfer all of your division values to the fixed account. No charge is imposed on this transfer. The policy value immediately after the transfer will be the same as immediately before the transfer. From the exchange date forward, the policy value will no longer be affected by the investment performance of the divisions.

Your request must be in writing and be signed by the owner(s). The request must be postmarked or delivered to our home office before the end of the 24-month period. The transfer is effective when we receive your written request.

Suicide

Death proceeds are not paid if the insured dies by suicide, while sane or insane, within two years of the policy date (or two years from the date of policy face amount increase with respect to such increase). In the event of the suicide of the insured within two years of the policy date, our only liability is a refund of premiums paid, without interest, minus any loan indebtedness and partial surrenders. In the event of suicide within two years of a policy face amount increase, our only liability with respect to that increase is a refund of the cost of insurance for the increase. This amount will be paid to the beneficiary(ies).

Delay of Payments or Transfers

Payment due to exercise of your rights under the examination offer provision, surrenders, policy loans, death or maturity proceeds, and transfers to or from a division are generally made within five days after we receive your instructions in a form acceptable to us. This period may be shorter where required by law. However, payment of any amount upon return of the Policy, full or partial surrender, policy loan, death, maturity or the transfer to or from a division may be deferred during any period when the right to sell mutual fund shares is suspended as permitted under provisions of the Investment Company Act of 1940.

The right to sell shares may be suspended during any period when:

•      trading on the NYSE is restricted as determined by the SEC or when the NYSE is closed for other than weekends and holidays, or

•      an emergency exists, as determined by the SEC, as a result of which:

•      disposal by a fund of securities owned by it is not reasonably practicable;

•      it is not reasonably practicable for a fund to fairly determine the value of its net assets; or

•      the SEC permits suspension for the protection of security holders.

If a payment or transfer is delayed and you do not cancel your instructions in writing, the transaction will occur on the first business day following the expiration of the permitted delay. The transaction is made within five days thereafter.

In addition, we reserve the right to defer payment of that portion of your policy value that is attributable to a premium payment made by check for a reasonable period of time (not to exceed 15 business days) to allow the check to clear the banking system.

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We may defer payment of proceeds payable out of the fixed account for a period of up to six months.

PREMIUMS

Payment of Premiums

The amount and frequency of your premium payments affects the policy value, the net surrender value and how long the Policy remains in force. Generally, the higher the policy face amount the higher the no-lapse guarantee premium will be. You must pay premiums to us at our home office, Principal Life Insurance Company, 801 Grand (IDPC), Des Moines, Iowa 50306-0431. Payments are to be made via personal or financial institution check (for example, a bank or cashier’s check). We reserve the right to refuse any payment that we feel presents a fraud or money laundering risk. Examples of the types of payments we will not accept are cash, money orders, travelers checks, credit card checks, and foreign checks.

You may set up monthly preauthorized withdrawals to allow us to automatically deduct premium payments from your checking or other financial institution account. You may make unscheduled payments and/or establish a payment schedule (we send premium reminder notices if you establish an annual, semiannual or quarterly planned payment schedule). Premium payments may also be made through payroll deduction where permitted by state law and approved by us.

Premiums Affecting Guarantee Provisions

Your initial premium must be at least the no-lapse guarantee premium. After the initial premium, you may determine the amount and timing of subsequent premium payments (with certain restrictions): however, we recommend you continue to pay at least the no-lapse guarantee premium. By meeting the no-lapse guarantee premium requirement, your Policy is guaranteed not to lapse during the first five policy years even if the net surrender value is insufficient to cover the monthly policy charge.

The no-lapse guarantee premium requirement is met if ((a) minus (b)) is greater than or equal to (c) where:

(a)  is the sum of premiums paid;

(b)  is the sum of all loan indebtedness and partial surrenders; and

(c)  is the sum of the no-lapse guarantee monthly premiums since the policy date to the most recent monthly date.

If the no-lapse premium requirement is not met and the net surrender value is insufficient to cover the monthly policy charge, the Policy may lapse in the first five policy years.

If the Death Benefit Guarantee rider is made a part of your Policy and you pay at least the death benefit guarantee premium requirement, the death benefit guarantee period will last longer than the five year period provided by the no-lapse guarantee provision*.

Example:  If the policy face amount is $250,000 and the insured is a male with an attained age of 45 who is a nonsmoker:

•      No-lapse guarantee premium requirement is $2,332.50. (The policy face amount (divided by 1000) multiplied by the no-lapse guarantee premium rate of $9.33)

•      Death benefit guarantee premium requirement is $3,755.00.(The policy face amount (divided by 1000) multiplied by the death benefit guarantee premium rate of $15.02)

*  The death benefit guarantee coverage period is limited to a maximum of 20 years in New Jersey and Texas.

The death benefit guarantee premium requirement is met if ((a) minus (b)) is greater than or equal to (c) where:

(a)  is the sum of premiums paid;

(b)  is the sum of all loan indebtedness and partial surrenders; and

(c)  is the sum of the death benefit guarantee monthly premiums since the policy date to the most recent monthly date.

If the death benefit guarantee premium requirement is not met, the Death Benefit Guarantee Rider will lapse. In the first five policy years, the Policy will still have the no-lapse guarantee as long as the premiums paid are sufficient to meet the no-lapse guarantee premium requirement.

Both the no-lapse guarantee premium and the death benefit guarantee premium are per $1000 of face amount and vary by issue age, gender* and smoking status. The no-lapse guarantee premium and the death benefit guarantee premium are shown on the current data pages.

*    For Policies issued in states which require unisex pricing or in connection with employment related insurance and benefit plans, the premiums are not based on the gender of the insured.

Premium Limitations

In no event may the total of all premiums paid, both scheduled and unscheduled, be more than the maximum premium payments allowed for life insurance under the Internal Revenue Code. If you make a premium payment that would result in total premiums exceeding the maximum limitation, we only accept that portion of the payment that makes total premiums equal the maximum. Unless otherwise directed, any excess will be returned and no further premiums are accepted until allowed by the maximum premium limitations.

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Allocation of Premiums

Your initial net premium (and other net premiums we receive prior to the effective date and twenty days after the effective date) is allocated to the Money Market division at the end of the business day we receive the premium. Twenty-one days after the effective date, the money is reallocated to the divisions and/or to the fixed account according to your instructions. If the twenty-first day is not a business day, the transfer will occur on the first business day following the twenty-first day from the effective date.

Example:  The effective date of your Policy is February 1st. Your net premium is allocated to the Money Market division at the end of the valuation period we receive the premium. At the close of business on February 21st, the net premium is reallocated to the division and/or fixed account that you selected.

Net premium payments received after the twenty-day period are allocated to the divisions and/or to the fixed account according to your instructions. For each division and the fixed account, the allocation percentage must be zero or a whole number. The total of all the allocation percentages must equal 100. Incomplete allocation instructions may delay processing. Net premium payments are allocated as of the valuation period in which they are received.

The percentage allocation for future premium payments may be changed, without charge, at any time by:

•      sending a written request to us;

•      calling us at 1-800-247-9988 (if telephone privileges apply); or

•      visiting www.principal.com (if internet privileges apply).

The allocation changes are effective at the end of the valuation period in which your new instructions are received.

Note:    We reserve the right to keep the initial premium payment in the Money Market division longer than 20 days to correspond to the examination offer periods of a particular state’s replacement requirements.

Division Valuation

There is no guaranteed minimum division value. Its value reflects the investment experience of the division. It is possible that the investment performance could cause a loss of the entire amount allocated to the division. Without additional premium payments or meeting the no lapse guarantee premium or Death Benefit Guarantee premium requirement, it is possible that no death benefit would be paid upon the insured’s death.

At the end of any valuation period, your value in a division is:

•      the number of units you have in the division

•      multiplied by the value of a unit in the division.

The number of units is the total of units purchased by allocations to the division from:

•      your initial premium payment (less premium expense charges);

•      plus subsequent premium payments (less premium expense charges);

•      plus transfers from another division or the fixed account

minus units sold:

•      for partial surrenders from the division;

•      as part of a transfer to another division, the fixed account or the loan account; and

•      to pay monthly policy charges.

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We calculate unit values on days that the NYSE is open for trading and trading is not restricted. We do not calculate unit values on these recognized holidays: New Year’s Day; Labor Day; Martin Luther King, Jr. Day; Thanksgiving; President’s Day; Christmas; Good Friday; Memorial Day and Independence Day. In addition, we do not calculate unit values if an emergency exists making disposal or valuation of securities held in the underlying mutual funds impracticable or if the SEC, by order, permits a suspension or postponement for the protection of security holders. To calculate the unit value of a division, the unit value from the previous business day is multiplied by the division’s net investment factor for the current valuation period. The number of units does not change due to a change in unit value.

The net investment factor measures the performance of each division. The net investment factor for a valuation period is calculated as follows:

[{the share price (net asset value) of the underlying mutual fund at the end of the valuation period before that day’s transactions

plus

the per share amount of the dividend (or other distribution) made by the mutual fund during the valuation period}

divided by

the share price of the underlying mutual fund at the end of the previous valuation period after that day’s transactions].

When an investment owned by an underlying mutual fund pays a dividend, the dividend increases the net asset value of a share of the underlying mutual fund as of the date the dividend is recorded. As the net asset value of a share of an underlying mutual fund increases, the unit value of the corresponding division also reflects an increase. Payment of a dividend under these circumstances does not increase the number of units you own in the division.

DEATH BENEFITS AND POLICY VALUES

Death Proceeds

If coverage is in effect and the insured dies before the maturity date, we pay death proceeds. We must receive:

•      proof of the death of the insured;

•      Beneficiary’s Statement (Claim Form)*; and

•      Trust Agreement (if the beneficiary is a trust).

*    If the beneficiary is a corporation, the Claim Form must be signed by a corporate officer and submitted with a copy of the Articles of Incorporation or By-Laws indicating the authority of the office and a current Board resolution providing the name of the officer authorized to execute the Claim Form. The corporation must also submit a Certificate of Good Standing or Certificate of Existence provided by the state of incorporation.

Payment is made to any assignee. The remainder is paid to your named beneficiary(ies) under your designated benefit payment option (see GENERAL DESCRIPTION OF THE POLICY — Rights Under the Policy).

The payments are made in cash lump sum or under a fixed benefit payment option. Death proceeds are calculated as of the date of the insured’s death and include:

•      the death benefit described below;

•      minus loan indebtedness;

•      minus any overdue monthly policy charges if the insured died during a grace period;

•      plus interest on the death proceeds as required by state law;

•      plus proceeds from any benefit rider on the life of the insured.

Benefit Instructions

While the insured is alive, you may give us instructions for payment of death proceeds under one of the fixed benefit payment options of the Policy. If at the insured’s death, you have not provided benefit payment option instructions, the beneficiary(ies) select the benefit payment option to be used. If a benefit payment option is not selected, the death proceeds are paid in a lump sum. These choices are also available if the Policy matures or is surrendered. The instructions or changes to the instructions must be in writing. If you change the beneficiary(ies), prior benefit instructions are revoked.

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The benefit payment options include:

•      Custom Benefit Arrangement

A custom benefit payment option may be arranged with our approval.

•      Life Income

We pay income during a person’s lifetime. Without a guaranteed period, it is possible that only one payment is made under this option if the beneficiary dies before the second payment is due. A guaranteed period of from 5 to 30 years may be used. (If the beneficiary dies before all of the guaranteed payments have been made, the guaranteed remaining payments are made to the beneficiary named in the benefit payment option instructions.)

•      Joint and Survivor Life Income

We pay income during the lifetime of two people and continue until the death of the survivor. Without a guaranteed period, it is possible that only one payment is made under this option if both the beneficiaries die before the second payment is due. A guaranteed period of from 5 to 30 years may be used. (If both of the beneficiaries die before all of the guaranteed payments have been made, the guaranteed remaining payments are made to the beneficiary named in the benefit payment option instructions.)

If no beneficiary(ies) survives the insured, the death proceeds will be paid to the owner or the owner’s estate unless otherwise specified.

Death Benefit Option

The death benefit option is selected at the time of application. If a death benefit is not chosen, the Policy will be issued with Death Benefit Option 1.

The three death benefit options available are:

•      Death Benefit Option 1 - the death benefit equals the greater of:

•      the total face amount; or

•      the amount found by multiplying the policy value by the applicable percentage from the table below.

•      Death Benefit Option 2 - the death benefit equals the greater of:

•      the total face amount plus the policy value; or

•      the amount found by multiplying the policy value by the applicable percentage from the table below.

•      Death Benefit Option 3 - the death benefit equals the greater of:

•      the total face amount plus the greater of a) premiums paid less partial surrenders or b) zero; or

•      the amount found by multiplying the policy value by the applicable percentage from the table below.

APPLICABLE PERCENTAGE TABLE (For ages not shown, the applicable percentage decreases by a pro-rata portion for each full year.)
Insured’s attained age	Percentage
40 and under	250
45	215
50	185
55	150
60	130
65	120
70	115
75 through 90	105
95 and older	101

Example:    The following assumptions are made to demonstrate the use of the Table.

                  Death Benefit Option: 1

                  Face Amount: $250,000

                  Policy Value: $150,000

                  Attained Age: 45

                  Risk Class: Preferred Non-Smoker

                  Applicable Percentage: 215%

                  Death Benefit: $150,000 x 215 = $322,500

Change in Death Benefit Option

You may change the death benefit option on or after the first policy anniversary. Up to two changes are allowed per policy year. Your request must be made in writing and approved by us. The effective date of the change will be the monthly date that coincides with or next follows our approval. If the death benefit option change involves a face decrease, you may elect to keep the current face amount, subject to underwriting review and approval.

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The option may not be changed from Death Benefit Option 1 to Death Benefit Option 3 or from Death Benefit Option 2 to Death Benefit Option 3. We will increase or decrease the total face amount so that the death benefit immediately after the change equals the death benefit immediately before the change.

Changing from Death Benefit Option 1 to Death Benefit Option 2

We will decrease the total face amount. The amount of the decrease is equal to the policy value on the effective date of the change. If there have been increases in the total face amount, the decrease of total face amount will be made on a last in, first out basis. Because the death benefit can continue to increase under Death Benefit Option 2, we may require proof of insurability. Cost of insurance charges will likely increase. This example assumes that the policy face amount equals the total face amount.

Total Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,000,000	$50,000
after the change	after the change	after the change
$950,000 ($1,000,000 - $50,000)	$1,000,000 ($950,000+$50,000)	$50,000

Changing from Death Benefit Option 2 to Death Benefit Option 1

We will increase the total face amount. The amount of the increase is equal to the policy value on the effective date of the change. The total face amount increase will be in the same proportion as the policy face amount to the total face amount. Because the death benefit will not continue to increase under Death Benefit Option 1, no proof of insurability is required. Cost of insurance charges will likely decrease. This example assumes that the policy face amount equals the total face amount.

Total Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,050,000 ($1,000,000+$50,000)	$50,000
after the change	after the change	after the change
$1,050,000 ($1,000,000 + $50,000)	$1,050,000	$50,000

Changing from Death Benefit Option 3 to Death Benefit Option 1

We will increase the total face amount if the total premiums paid are greater than total partial surrenders (including any transaction fees) as of the effective date of the change. The increase will be in the same proportion as the policy face amount is to the total face amount. Because the death benefit will not continue to increase under Death Benefit Option 1, no proof of insurability is required. Cost of insurance charges will likely decrease. This example assumes total premiums paid are $30,000, total partial surrenders are $10,000 and the policy face amount equals the total face amount.

Total Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,020,000 ($1,000,000+($30,000-$10,000))	$50,000
after the change	after the change	after the change
$1,020,000 ($1,000,000 + ($30,000 -$10,000))	$1,020,000	$50,000

Changing from Death Benefit Option 3 to Death Benefit Option 2

We will either increase or decrease the total face amount by subtracting the policy value from the greater of a) premiums paid less partial surrenders and b) zero. Because the death benefit can continue to increase under Death Benefit Option 2, we may require proof of insurability. Cost of insurance charges will likely increase. This example assumes that total premiums paid are $30,000, total partial surrenders are $10,000 and the policy face amount equals the total face amount.

Total Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,020,000 ($1,000,000+($30,000-$10,000))	$50,000
after the change	after the change	after the change
$970,000 ($1,000,000 + ($30,000 -$10,000) - $50,000)	$1,020,000 ($970,000+$50,000)	$50,000

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IRS Definition of Life Insurance

The Policy should qualify as a life insurance contract as long as it satisfies certain tests under Section 7702 of the Internal Revenue Code. The Policy qualifies if it satisfies the guideline premium test (which places limitations on the amount of premium payments that may be made) and falls within a cash value corridor (the limitation of policy values that can accumulate relative to the death benefit). If at any time a premium is paid which would result in total premiums exceeding the maximum premium allowed, we only accept that portion of the premium which would make the total premiums equal the maximum.

Maturity Proceeds

The maturity date is the policy anniversary where the insured’s attained age is 100 and is shown on your current data pages. If the insured is living on the maturity date, the Policy is in force and you do not want the maturity date extended by the Extended Coverage Rider, maturity proceeds equal to the net surrender value are paid. If the Extended Coverage Rider is attached but you wish to receive the maturity proceeds at the Policy’s maturity and avoid conversion to Death Benefit Option 1, you must send instructions to our office.

The maturity proceeds are paid either as a cash lump sum or under the benefit payment option you have selected. Only if the Extended Coverage Rider is present on the Policy will the maturity date automatically be extended to the date of the insured’s death (as explained in GENERAL DESCRIPTION OF THE POLICY - Optional Insurance Benefits).

Adjustment Options

Increase in policy face amount

You may request an increase at any time provided that the Policy is not in a grace period, and monthly policy charges are not being waived under a rider. The minimum increase in policy face amount is $50,000. A policy face amount increase request made in the first 60 policy months will increase the no-lapse guarantee premium for the remainder of the 60 months.

The request must be made on an adjustment application. The application must be signed by the owner(s) and the insured. If your request is not approved, no changes are made to your Policy.

We will approve your request if:

•      the insured is alive at the time of your request; and

•      the attained age of the insured is 85 or less at the time of the request; and

•      we receive evidence satisfactory to us that the insured is insurable under our underwriting guidelines in place at the time of your request.

The increase in policy face amount is in a risk classification determined by us. The adjustment is effective on the monthly date on or next following our approval of your request.

We calculate an “adjustment conditional receipt premium deposit” (payment that accompanies request) based on your request for an increase. If you make a payment with your adjustment application of at least as much as the adjustment conditional receipt premium deposit, we issue a conditional receipt. The conditional receipt shows receipt of the payment and outlines any interim insurance coverage.

Any payment made with the adjustment application is held in our general account without interest. If we approve the adjustment, on the effective date of the adjustment, the amount of the premium payment being held minus the premium expense charge is moved to the divisions and/or fixed account. Your current premium allocation percentages are used to make this allocation.

The cost of insurance charge will increase in the event of an increase in a Policy’s face amount. If there is insufficient value to pay the higher charges after an increase in face amount, the Policy will lapse unless the no-lapse or death benefit guarantees are in effect. The entire Policy would be at risk of lapsing, not just the incremental increase in face amount.

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Decrease in policy face amount

On or after the first policy anniversary, you may request a decrease in the policy face amount. No transaction fee is imposed on decreases in the policy face amount. A decrease in face amount lowers the cost of insurance charges but does not reduce surrender charges or no-lapse guarantee premium. A decrease is requested as follows:

•      the request must be made on an adjustment application;

•      the application must be signed by the owner(s);

•      the Policy is not in a grace period;

•      monthly policy charges are not being waived under a waiver rider;

•      the amount of the decrease is subject to our then current underwriting guidelines; and

•      the decrease may not reduce the policy face amount below $100,000.

A decrease may not be allowed if the decrease would cause a refund of premium and/or the distribution of the policy value in order to maintain compliance with the limits required by the Internal Revenue Code relating to the definition of life insurance.

Adjustments in total face amount

The Supplemental Benefit Rider face amount is included in the total face amount. While the rider is in force, you may request an increase or decrease in the Supplemental Benefit Rider face amount. Decreases will not be made during the first policy year. Adjustments are subject to our approval and rider provisions. We will approve an adjustment subject to:

•      The attained age of the insured must be age 80 or less (for an increase request);

•      The amount of any increase meets our underwriting guidelines then in effect; and

•      The Policy is not in a grace period and monthly policy charges are not being waived under any rider.

The maximum face amount of the Supplemental Benefit Rider is 90% of the total face amount. There is no minimum face amount for the Supplemental Benefit Rider.

Policy Values

•      Your policy value is equal to the sum of the values in your divisions, fixed account and loan account. Your policy value:

•      increases as premiums are applied and when interest is credited;

•      decreases as policy loans, partial surrenders, unpaid loan interest and policy expense are deducted; and

•      can increase or decrease as the investment experience of your chosen divisions fluctuates.

SURRENDERS AND PARTIAL SURRENDERS

Surrenders

You must send us a written request for any surrender. The request must be signed by all owners, irrevocable beneficiary(ies), if any, and any assignees. The surrender is effective as of the end of the valuation period during which we receive your written request for surrender.

Total and partial surrenders from the Policy are generally paid within five business days of our receipt of the written request for surrender. Certain delays in payment are permitted (see GENERAL DESCRIPTION OF THE POLICY — Delay of Payments).

Full surrender

You may surrender the Policy while the Policy is in effect. If the full surrender is within ten years of the policy date or a policy face amount increase, a surrender charge is imposed. There is no refund of any monthly policy charges deducted before the full surrender effective date.

We reserve the right to require you to return the Policy to us prior to making any payment though this does not affect the amount of the cash surrender value.

Partial surrender

On or after the first policy anniversary and prior to the maturity date, you may surrender a part of the net surrender value. The minimum amount of a partial surrender is $500. Up to two partial surrenders may be made during a policy year. The total of your two partial surrenders during a policy year may not be greater than 75% of the net surrender value (as of the date of the request for the first partial surrender in that policy year). The partial surrender may not decrease the policy face amount to less than $100,000. Partial surrenders may negatively affect your no-lapse guarantee provision and your Death Benefit Guarantee rider, if applicable.

Your policy value is reduced by the amount of the surrender. We surrender units from the divisions and/or values from the Fixed Account to equal the dollar amount of the surrender request. The surrender is deducted from your division(s) and/or Fixed Account according to the surrender allocation percentages you specify. If surrender allocation percentages are not specified, we use your monthly policy charge allocation percentages. No surrender charge is imposed on a partial surrender.

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•      If Death Benefit Option 1 is in effect and the death benefit equals the total face amount, the total face amount is reduced by the amount of the partial surrender. In situations where the death benefit is greater than the total face amount, the total face amount is reduced by the amount the partial surrender exceeds the difference between the death benefit and total face amount. If the total face amount had been increased, any reduction of the total face amount is made on a last in, first out basis.

•      If the Death Benefit Option 2 is in effect, there is no reduction in the total face amount upon a partial surrender.

•      If the Death Benefit Option 3 is in effect and the death benefit equals the total face amount, the total face amount is reduced by the greater of (a) or (b) where:

(a)  is the amount by which the total partial surrenders exceed total premiums paid*; and

(b)  is zero.

In situations where the death benefit is greater than the total face amount, the total face amount is reduced by the amount determined above which exceeds the difference between the death benefit and total face amount. If the total face amount has been increased, any reduction of the total face amount is made on a last in, first out basis.

*    Face amount reduction will be less if the face amount has already been reduced due to a prior partial surrender.

Examination Offer (Free-Look Provision)

Under state law, you have the right to return the Policy for any reason during the examination offer period. If you return the Policy, we will refund your premium in states where required. In states where permitted, we will refund the net policy value plus any fees or charges taken (which may be more or less than premiums paid).

Your request to return the Policy must be in writing. The request and the Policy must be mailed to us or returned to the agent no later (as determined by the postmark) than the last day of the examination offer period.

The examination offer period is the later of:

•      10 days after the Policy is delivered to you; or

•      such later date as specified by applicable state law.

NOTE: See GENERAL DESCRIPTION OF THE POLICY – Delay of Payments.

LOANS

Policy Loans

While your Policy is in effect (but after the examination offer period) and has a net surrender value, you may borrow money from us with the Policy as the security for the policy loan.

•      The maximum amount you may borrow is 90% of the net surrender value as of the date we process the policy loan.

•      You may request a policy loan of $5,000 or less by calling us at 1-800-247-9988. If you are requesting a policy loan of more than $5,000, your request must be made in writing.

•      Generally, policy loan proceeds are sent within five business days from the date we receive your request (see GENERAL DESCRIPTION OF THE POLICY - Delay of Payments).

•      Requests for policy loans from any joint owner are binding on all joint owners.

•      Policy loans may negatively affect your no-lapse guarantee provision and your Death Benefit Guarantee rider, if applicable (see PREMIUMS – Payment of Premiums).

You are charged interest on your policy loan. During the first ten policy years, the interest rate is 5.50% per year. After policy year ten, the interest rate is 3.80% per year. Interest accrues daily and is due and payable at the end of the policy year. If interest is not paid when due, it is added to the loan amount. Adding unpaid interest to the policy loan amount causes additional amounts to be withdrawn from your division(s) and/or fixed account and transferred to the loan account. Withdrawals are made in the same proportion as the allocation used for the most recent monthly policy charge.

A policy loan generally has a permanent effect on policy values. If a policy loan had not been made, the policy value would reflect the investment experience of the division(s) and the interest credited to the fixed account. In addition, loan indebtedness is subtracted from:

•      death proceeds at the death of the insured;

•      surrender value upon full surrender or termination of a Policy; and

•      maturity proceeds paid.

Loan indebtedness reduces your net surrender value. If the net surrender value is less than the monthly policy charges on a monthly date, the 61-day grace period provision applies (see POLICY TERMINATION AND REINSTATEMENT – Grace Period).

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If the Policy lapses with an outstanding loan balance, there may be tax consequences.

Loan Account

When a policy loan is taken, a loan account is established. An amount equal to the loan is transferred from your division(s) and fixed account to your loan account. Loan accounts are part of our general account. You may instruct us on the proportions to be taken from your accounts. If you do not provide such instruction, the loan amount is withdrawn in the same proportion as the allocation used for the most recent monthly policy charge. There are no restrictions from which accounts the loan amount can be transferred. Any loan interest due and unpaid is transferred in the same manner.

Your loan account earns interest from the date of transfer. The loan account interest rate is 4.00% per year. Interest accrues daily and is paid at the end of the policy year.

Loan Payments

While the Policy is in force and before the insured dies, you may pay the loan as follows:

•      policy loans may be repaid totally or in part;

•      repayments are allocated to the division(s) and fixed account in the proportions used for allocation of premium payments;

•      payments that we receive that are not designated as premium payments are applied as loan repayments if a policy loan is outstanding;

•      the repayments are allocated as of the valuation period in which we receive the repayment; and

•      repayments are to be sent to our service office.

POLICY TERMINATION AND REINSTATEMENT

Policy Termination (Lapse)

If the net surrender value on any monthly date is less than the monthly policy charge, a 61-day grace period begins. However, during the first 60 policy months, the Policy will not enter a grace period if ((a) minus (b)) is greater than or equal to (c) where:

(a)  is the sum of the premiums paid;

(b)  is the sum of loan indebtedness and partial surrenders; and

(c)  is the sum of the no-lapse guarantee premiums since the policy date to the most recent monthly date.

After the first 60 policy months, making premium payments under your planned periodic premium schedule does not guarantee that your Policy will stay in force unless:

•      your Policy’s net surrender value is at least equal to the monthly policy charge on the current monthly date; or

•      the death benefit guarantee rider is in effect.

Grace Period

If the net surrender value on a monthly date is less than the current monthly charge or loan indebtedness is greater than the net surrender value (overloan), and neither the no-lapse guarantee provision nor the death benefit guarantee rider is in effect, we will send you a notice of pending lapse and a grace period begins. We will send you a notice at the start of the grace period (to your last known post office address) stating the required premium to avoid policy lapse. If the grace period begins because of an overloan, the notice will also state a higher, optional premium payment amount that will decrease the loan indebtedness. Loan repayments count toward your grace period payment. The grace period will end 61 days after the day the notice is mailed. If the required premium is not received by us by the end of the grace period, the Policy will terminate without value.

NOTE:  The state of Florida requires that the net surrender value of the policy equal zero prior to entering a grace period. The grace period will end 31 days after the day the notice is mailed.

During the first 60 policy months, the required premium is the greater of (a) or (b) where:

(a)  is three monthly policy charges divided by (1 minus the maximum premium expense charge); and

(b)  is three no-lapse guarantee monthly premiums.

After the first 60 policy months, the required premium is (a) plus (b) where:

(a)  is the amount by which the surrender charge is more than the Policy value on the monthly date on or immediately preceding the start of the grace period; and

(b)  is three monthly policy charges divided by (1 minus the maximum premium expense charge).

When the required premium is paid during the grace period, monthly charges are not deducted until the monthly anniversary following the payment. Therefore, during the grace period the net surrender value may be overstated.

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The determination of three monthly policy charges is made by taking three times the “failed” monthly deduction that could not be made due to insufficient policy value.

Example:    Policy Value: $5,000

                  Loan Balance: $4,000

                  Surrender Charge: $500

                  Net Surrender Value: $500 (Policy Value minus Loan Balance minus Surrender Charge)

                  Monthly Policy Charge: $1,000

                  No-Lapse Guarantee Premium: $1,200, in the first poling year

                  Maximum Premium Expense Charge: 6.45% (3.00% sales charge, 2.20% state and local taxes, 1.25% federal taxes)

                  During the first 60 policy months, the required premium is $3,600 [($1,200 x 3)]

                        After the first 60 policy months, the required premium is $3,207 [($1,000 x 3)/(1 - 0.0645)]

The required premium is intended to a) reimburse us for the monthly policy charges during the grace period, and b) provide enough policy value to pay the monthly policy charge on the first monthly date after the grace period. If the grace period ends before we receive the required premium, we keep any remaining value in the Policy to cover past due policy charges. Adverse market fluctuations may cause the Policy to enter into subsequent grace periods.

The Policy is in force during a grace period. If we do not receive the required premium, the Policy terminates as of the end of the grace period. If the insured dies during a grace period, the death benefit is paid and the amount is reduced by:

•      all monthly policy charges due and unpaid at the death of the insured; and

•      any loan indebtedness.

The Policy also terminates:

•      when you make a full Policy surrender;

•      when death proceeds are paid; and

•      on the maturity date.

When the Policy terminates, all of the owners’ Policy rights and privileges end.

Neither partial surrenders nor policy loans may be made during a grace period.

Reinstatement

Subject to certain conditions, you may reinstate a Policy that terminated because of insufficient value. The Policy may only be reinstated:

•      prior to the maturity date and while the insured is alive;

•      upon our receipt of satisfactory evidence of insurability (according to our underwriting guidelines then in effect);

•      if you make a payment of a reinstatement premium; and

•      if the application for reinstatement is mailed to us within three years of the Policy termination (in some states, we must provide a longer period of time for Policy reinstatement).

The reinstatement premium is calculated using the required premium formulas found above in the Grace Period section. The required premium formula in effect on the date the Policy was terminated will be used in this calculation. If a policy loan or loan interest was unpaid when the Policy terminated, the policy loan must be reinstated or repaid (loan interest does not accrue over the period the Policy was terminated).

We do not require payment of monthly policy charges during the period the Policy was terminated. Reinstatement is effective on the next monthly date following our approval of the reinstatement application. Premiums received with your reinstatement application are held in our general account without interest. If the reinstatement is approved, they are allocated to your selected division(s) and/or fixed account on the reinstatement date. We will use the premium allocation percentages in effect at the time of termination of the Policy unless you provide new allocation instructions. The reinstated Policy has the same policy date as the original Policy. Your rights and privileges as owner(s) are restored upon reinstatement.

If you reinstate your Policy and then it is fully surrendered, a surrender charge may be imposed. The surrender charge, if any, is calculated based on the number of years the Policy was in force. The premium expense charge is calculated based on the number of years since the Policy was issued.

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TAX ISSUES RELATED TO THE POLICY

The following description is a general summary of the tax rules pertaining to life insurance policies. This section relates primarily to federal income taxes rules, regulations and interpretations, which in our opinion are currently in effect but which are subject to change at any time. This summary is not comprehensive and is not intended as tax advice. While we reserve the right to change the Policy to assure it continues to qualify as life insurance for tax purposes, we cannot make any guarantee regarding the future tax treatment of any Policy.

NOTE:  Due to the complexity of these rules and because they are affected by the facts and circumstances of each Policy, you should consult with legal and tax counsel and other competent advisors regarding these matters.

Taxation of Death Proceeds

The death proceeds payable under a Policy are generally excludable from the gross income of the beneficiary(ies) under the Internal Revenue Code (IRC). However, if the Policy is transferred for valuable consideration, then a portion of the death proceeds may be includable in the beneficiary’s gross income.

The Pension Protection Act of 2006 limits the tax-free death proceeds for employer-owned insurance to the amount of premiums paid unless certain requirements are satisfied. This legislation pertains to Policies issued August 17, 2006 and later, and Policies issued prior to August 17, 2006 that have had a material increase in the death benefit or other material change on or after August 17, 2006. The following requirements must be satisfied in order for the death proceeds of employer-owned life insurance to be tax-free:

1)  Specific written notice must be provided to the insured, and written consent from the insured must be obtained prior to the policy being issued; and

2)  A specific qualifying condition with respect to the insured’s status must be met. Some examples are: the insured must be either (i) an employee of the policy holder at any time during the 12 month period before the insured’s death, or (ii) a director or a highly compensated employee or a highly compensated individual, as defined by the IRC, at the time the policy was issued.

Taxation of Maturity Proceeds

A taxable event may occur if the net surrender value at maturity plus any loan indebtedness is greater than premiums paid less partial surrenders and premium refunds. The taxable amount is the difference between the surrender value and the remaining premiums in the policy.

Taxation of Growth in Policy Value

Any increase in policy value is not included in gross income while the Policy is in-force and continues to meet the definition of life insurance as defined under Section 7702 of the Internal Revenue Code. If a contract does not meet the definition of life insurance, the policy owner will be subject to income tax on annual increases in cash value.

Taxation of Policy Surrenders and Partial Surrenders

A surrender or lapse of the Policy may have income tax consequences. Upon surrender, the owner(s) is not taxed on the surrender value except for the amount, if any, that exceeds the gross premiums paid less the untaxed portion of any prior surrenders. The amount of any loan indebtedness, upon surrender or lapse, is added to the net surrender value and treated, for this purpose, as if it had been received. A loss incurred upon surrender is generally not deductible. The tax consequences of a surrender may differ if the proceeds are received under any benefit payment option.

A full surrender of the Policy will, and a partial surrender may, be included in your gross income to the extent that the distribution exceeds your premiums paid into the Policy. Partial surrenders generally are not taxable unless the total of such surrenders exceeds total premiums paid to the date of partial surrender less the untaxed portion of any prior partial surrenders. If within the first fifteen policy years, you make a partial surrender with a corresponding reduction in the total fact amount, special rules apply. Under those circumstances, the Internal Revenue Code has defined a special formula under which you may be taxed on all or a portion of the surrender amount.

Transfers between the division(s) and/or fixed account are not considered as distributions from the Policy and would not be considered taxable income.

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Taxation of Policy Loans and Loan Interest

If the Policy is not a modified endowment contract, loans received under the Policy are not generally considered to be distributions subject to tax. Interest paid to us as a result of a policy loan may or may not be deductible depending on a number of factors.

If the Policy is a modified endowment contract, loans received under the Policy are considered to be distributions subject to tax.

If the Policy lapses with an outstanding loan balance, there may be tax consequences.

Taxation of Change of Owner

Transfer of ownership may have tax consequences to the owner. The sale of a life insurance policy may have different income tax consequences than the cash surrender of such policy. Please consult with your tax advisor before changing ownership of your life insurance policy.

Taxation of Change of Insured

For tax purposes, changing the insured is considered to be the same as a surrender of the policy. The taxable amount is generally the difference between the policy value and the net premiums paid.

Modified Endowment Contract Status

A Policy becomes a Modified Endowment Contract when premiums paid exceed certain premium limits as defined by Section 7702A of the Internal Revenue Code. There is no change regarding the tax-deferred internal build-up of policy value or the income tax-free death benefit to your beneficiary(ies), however, distributions from a Modified Endowment Contract are taxed as if the Policy is a deferred annuity. Thus, taxation on partial surrenders, policy loans and other defined distributions will occur if your policy value is greater than your premiums paid. In addition, taxable distributions are subject to a federal income tax penalty of 10% unless the distribution is:

•      made after the owner attains age 59 ½; or

•      attributable to the taxpayer becoming disabled; or

•      part of a series of substantially equal periodic payments (made not less frequently than annually) made for the life or life expectancy of the taxpayer or the joint lives or joint life expectancy of the taxpayer and beneficiary.

Once a Policy is classified as a Modified Endowment Contract, the classification cannot be changed. Modified endowment contract classification may be avoided by limiting the amount of premiums paid under the Policy. In the absence of your instructions, we will refund all or part of the premium payment that would make the Policy a modified endowment contract.

Taxation of Exchange or Assignment of Policies

An exchange or assignment of a Policy may have tax consequences. Please consult with your tax advisor before exchanging or assigning your life insurance policy.

Corporate Alternative Minimum Tax

Ownership of a Policy by certain corporations may affect the owner’s exposure to the corporate alternative minimum tax. In determining whether it is subject to alternative minimum tax, the corporate owner must make two computations. First, the corporation must take into account a portion of the current year’s increase in the built-in gain in its corporate owned policies. Second, the corporation must take into account a portion of the amount by which the death benefits received under any Policy exceed the sum of a) the premiums paid on that Policy in the year of death, and b) the corporation’s basis in the Policy (as measured for alternative minimum tax purposes) as of the end of the corporation’s tax year immediately preceding the year of death. The corporate alternative minimum tax does not apply to S Corporations. Such tax also does not apply to “Small Corporations” as defined by Section 55(e) of the Internal Revenue Code.

Special Considerations for Corporations

Section 264 of the Internal Revenue Code imposes numerous limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies. In addition, the premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.

Other Tax Issues

Federal estate taxes and state and local estate, inheritance and other taxes may become due depending on applicable law and your circumstances or the circumstances of the Policy beneficiary(ies) if you or the insured dies.

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Withholding

Withholding is generally required on certain taxable distributions under insurance contracts. In the case of periodic payments, the withholding is at graduated rates. With respect to non-periodic distributions, withholding is a flat rate of 10%. You may elect to have either non-periodic or periodic payments made without withholding except if your tax identification number has not been furnished to us or if the IRS has notified us that the number you furnished is incorrect.  Non-resident aliens are subject to 30% withholding (or lower treaty rate) on taxable distributions.

GENERAL PROVISIONS

Frequent Trading and Market-Timing (Abusive Trading Practices)

This Policy is not designed for frequent trading or market timing activity of the investment options. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase this Policy. The Company does not accommodate market timing.

We consider frequent trading and market timing activities to be abusive trading practices because they:

•      Disrupt the management of the underlying mutual funds by;

•      forcing the fund to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the fund; and

•      causing unplanned portfolio turnover;

•      Hurt the portfolio performance of the underlying mutual funds; and

•      Increase expenses of the underlying mutual fund and separate account due to;

•      increased broker-dealer commissions; and

•      increased recordkeeping and related costs.

If we are not able to identify such abusive trading practices, the abuses described above will negatively impact the Contract and cause investors to suffer the harms described.

We have adopted policies and procedures to help us identify and prevent abusive trading practices. In addition, the underlying mutual funds monitor trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner.

If we, or an underlying mutual fund that is an investment option with the Contract, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:

•      Rejecting transfer instructions from a Contract owner or other person authorized by the owner to direct transfers;

•      Restricting submission of transfer requests by, for example, allowing transfer requests to be submitted by 1st class U.S. mail only and disallowing requests made via the internet, by facsimile, by overnight courier or by telephone;

•      Limiting the number of unscheduled transfer during a Contract year to no more than 12;

•      Prohibiting you from requesting a transfer among the divisions for a minimum of thirty days where there is evidence of at least one round-trip transaction (exchange or redemption of shares that were purchased within 30 days of the exchange/redemption) by you; and

•      Taking such other action as directed by the underlying mutual fund.

The underlying mutual funds have reserved the right to accept or reject, without prior written notice, any transfer requests.

In some instances, a transfer may be completed prior to a determination of abusive trading. In those instances, we will reverse the transfer (within two business days of the transfer) and return the Contract to the investment option holdings it had prior to the transfer. We will give you notice in writing in this instance.

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Purchase Procedures

A completed application and required supplements must be submitted to us through an agent or broker selling the Policy.

The minimum policy face amount when the Policy is originally issued is $100,000. We reserve the right to increase or decrease the minimum policy face amount. The increased minimum face amount would apply only to Policies issued after the effective date of the increase.

To issue a Policy, we require that the insured be age 85 or younger as of the policy date. Other underwriting restrictions may apply. An applicant for the Policy must:

•      furnish satisfactory evidence of insurability of the insured; and

•      meet our insurance underwriting guidelines and suitability rules.

If you want insurance coverage to start at the time the application is submitted, you must send a payment with your completed application. The amount is based on the face amount of the Policy, the death benefit option and the charges and expenses of the Policy. This amount is shown on the policy illustration provided to you by your registered representative. If this amount is submitted with the application, a conditional receipt will be given to you. The receipt acknowledges the initial payment and details any interim conditional insurance coverage.

Payments are to be made via personal or financial institution check (for example, a bank or cashier’s check). We reserve the right to refuse any payment that we feel presents a fraud or money laundering risk. Examples of the types of payments we will not accept are cash, money orders, travelers checks, credit card checks, and foreign checks.

We reserve the right to reject any application or related premium if we determine that we have not received complete information and/or instructions or that our underwriting guidelines, suitability rules or procedures have not been met. Any premium submitted will be returned no later than five business days from the date the application was rejected.

Important Information about Customer Identification Procedures

To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver’s license or other identifying documents.

If concerns arise with verification of your identification, no transactions, other than redemptions, will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identity within 30 days of our receipt of your original purchase, the account(s) will be closed and redeemed in accordance with normal redemption procedures.

Policy Date

If we issue a Policy, a policy date is determined. Policies will not be dated on the 29th, 30th or 31st of any month. Policies that would otherwise be dated on these dates will be dated on the first day of the following month. Policies that are issued on a cash-on-delivery (“COD”) basis and that would otherwise be dated on the 29th, 30th or 31st of a month will be dated on the first day of the following month. Your policy date is shown on the current data pages. Current data pages are the most recent policy specification pages issued to a policy owner and are located in the Policy.

Upon specific request and our approval, your Policy may be backdated. The policy date may not be more than six months prior to the date of application (or shorter period if required by state law). Payment of at least the monthly policy charges is required for the backdated period. Monthly policy charges are deducted from the policy value for the backdated period.

Effective Date

The Policy date and the effective date are the same unless a backdated policy date is requested. Insurance coverage is effective, provided all purchase requirements for the Policy have been satisfied.

If the proposed insured dies before the effective date, there is no coverage under the Policy (coverage is determined solely under the terms of the conditional receipt, if any).

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Distribution of the Policy

The Company has appointed Princor Financial Services Corporation (“Princor”) (Des Moines, Iowa 50392-0200), a broker-dealer registered under the Securities Exchange Act of 1934, a member of the Financial Industry Regulatory Authority and affiliate of the Company, as the distributor and principal underwriter of the Policy. The Company pays commissions on sales of the Policy of no more than 50% of premiums received in the first policy year (or the first year following an adjustment) up to the surrender target premium. In addition, a commission of up to 2.5% of premium above the surrender target premium received in the first policy year (or first year following an adjustment) may be paid. In the second through fifth years following the policy date (or adjustment date), commissions range from 0% to 2.5% of premiums received. A service fee up to 0.25% of net policy value is paid in the sixth trough tenth policy years and up to 0.15% of net policy value in policy years eleven and beyond. Expense allowances may be paid to agents and brokers based on premiums received. Princor also may receive 12b-1 fees in connection with purchases and sales of mutual funds underlying the Policies.  The 12b-1 fees for the underlying mutual funds are shown in the prospectuses of each underlying mutual fund.

Applications for the Policies are solicited by registered representatives of Princor or such other broker-dealers as have entered into selling agreements with Princor. Such registered representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Policy in all jurisdictions where it is licensed to do business and where the Policy is approved.

Payments to Financial Intermediaries

The Company pays compensation to broker-dealers, financial institutions and other parties (“Financial Intermediaries”) for the sale of the Policy according to schedules in the sales agreements and other agreements reached between the Company and the Financial Intermediaries. Such compensation generally consists of commissions on premiums paid on the Policy. The Company and/or its affiliates may also pay other amounts (“Additional Payments”) that include, but are not limited to, marketing allowances, expense reimbursements and education payments. These Additional Payments are designed to provide incentives for the sale and retention of the Policies as well as other products sold by the Company and may influence the Financial Intermediary or sales representative to recommend the purchase of this Policy over competing policies or over other investment options. You may ask your sales representative about these differing and divergent interests, how she/he is personally compensated and how his/her broker-dealer is compensated for soliciting applications for the Policy.

Service Arrangements and Compensation

The Company and/or Princor have entered into agreements with the distributors, advisers and/or the affiliates of some of the mutual funds underlying the Policy and receive compensation for providing certain services including, but not limited to, distribution and operational support services, to the underlying mutual fund. Fees for these services are paid periodically (typically, quarterly or monthly) based on the average daily net asset value of shares of each fund held by the Separate Account and purchased at the Policy owners’ instructions. Because the Company and Princor receive such fees, they may be subject to competing interests in making these funds available as investment options under the Policy. The Company takes into consideration the anticipated payments from underlying mutual funds when it determines the charges assessed under the Policy. Without these payments, charges under the Policy are expected to be higher.

Statement of Values

You receive an annual statement at the end of each policy year. The statement will show:

•      current death benefit;

•      current policy value and surrender value;

•      all premiums paid since the last statement;

•      all charges since the last statement;

•      any loan indebtedness;

•      any partial surrenders since the last statement;

•      the number of units and unit value;

•      total value of each of your divisions and the fixed account;

•      designated beneficiary(ies); and

•      all riders included in the Policy.

You will also receive a statement as of the end of each calendar quarter. At any time, you may request a free current statement by telephoning 1-800-247-9988.

We also send you the reports required by the Investment Company Act of 1940 (as amended).

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Services Available via the Internet and Telephone

If you elect internet and/or telephone privileges, instructions for the following transactions may be given to us via the internet or telephone:

•      change in allocations of future premium payments;

•      change in allocation of the monthly policy charge;

•      change to your APR instructions;

•      change to your DCA instructions;

•      unscheduled transfers; and

•      policy loan (not available via the internet) (loan proceeds are mailed to the owner’s address of record).

If the Policy is owned by a trust, an authorized individual (with the proper password) may use these services and provide us with instructions.

Your instructions:

•    may be given by calling us at 1-800-247-9988 24 hour per day, seven days per week. Counselors are available between 7 a.m. and 7 p.m. Central Time on any day that the NYSE is open;

•    may be given by accessing us at www.principal.com (for security purposes, you need a password to use any of the internet services, including viewing your Policy information on-line. If you don’t have a password, you can obtain one at www.principal.com);

•    must be received by us before the close of the NYSE (generally 4:00 p.m. Eastern Time) to be effective the day you call;

•    are effective the next business day if not received until after the close of the NYSE; and

•    from one joint owner are binding on all joint owners.

Direct Dial

You may receive information about your Policy from our Direct Dial system 24 hour per day, seven days per week. The Direct Dial number is 1-800-247-9988. Through this automated system, you can:

•      obtain information about policy values; and

•      change your Direct Dial password.

Instructions from one joint owner are binding on all joint owners. If the Policy is owned by a trust, an authorized individual (with the proper password) may use these services and provide us with instructions.

Although neither the Separate Account nor the Company is responsible for the authenticity of telephone transaction or internet requests, the Separate Account and the Company reserve the right to refuse telephone and/or internet orders. You are liable for a loss resulting from a fraudulent telephone or internet order that we reasonably believe is genuine. We use reasonable procedures to assure instructions are genuine. If the procedures are not followed, we may be liable for loss due to unauthorized or fraudulent transactions. The procedures for telephone instructions include: recording all telephone instructions, requesting personal identification information (name, phone number, social security number, birth date, etc.) and sending written confirmation to the owner’s address of record. The procedures for internet and Direct Dial include requesting the same personal identification information as well as your Password, logging all internet and Direct Dial activity and sending written transaction confirmations to the owner’s address of record.

Misstatement of Age or Gender

If the age or, where applicable, gender of the insured has been misstated, we adjust the death benefit payable under your Policy to reflect the amount that would have been payable at the correct age and gender.

Non-Participating Policy

The Policies do not share in any divisible surplus of the Company.

Incontestability

We will not contest the insurance coverage provided by the Policy, except for any increases in face amount, after the Policy has been in force during the lifetime of the insured for a period of two years from the policy date. Any policy face amount increase has its own two-year contestability period that begins on the effective date of the adjustment. In many states, the time limit in the incontestability period does not apply to fraudulent misrepresentations.

Independent Registered Public Accounting Firm

The financial statements of the Principal Life Insurance Company Variable Life Separate Account and the consolidated financial statements of the Principal Life Insurance Company are included in the Statement of Additional Information. Those statements have been audited by Ernst & Young LLP, independent registered public accounting firm, 801 Grand Avenue, Des Moines, Iowa 50309, for the periods indicated in their reports.

LEGAL PROCEEDINGS

There are no legal proceedings pending to which the Separate Account is a party or which would materially affect the Separate Account.

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TABLE OF SEPARATE ACCOUNT DIVISIONS

The following is a brief summary of the investment objectives of each division. There is no guarantee that the objectives will be met.

American Century VP Income & Growth Division
Invests in:	American Century VP Income & Growth Fund - Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks capital growth by investing in common stocks. Income is a secondary objective.

American Century VP Inflation Protection Division
Invests in:	American Century VP Inflation Protection Fund - Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	pursues long-term total return using a strategy that seeks to protect against U.S. inflation.

American Century VP Mid Cap Value Division
Invests in:	American Century VP Mid Cap Value Fund - Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks long-term capital growth. Income is a secondary objective.

American Century VP Ultra Division
Invests in:	American Century VP Ultra Fund - Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks long-term capital growth.

American Century VP Value Division
Invests in:	American Century VP Value Fund - Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks long-term capital growth. Income is a secondary objective.

Calvert SRI Equity Division
Invests in:	Calvert VP Sustainable and Responsible Investment Equity Portfolio
Investment Advisor:	Atlanta Capital Management Company, LLC through a sub-advisory agreement with Calvert Investment Management, Inc.
Investment Objective:

seeks growth in capital through investment in stocks of issuers in industries believed to offer opportunities for potential capital appreciation and which meet the Portfolio's investment criteria including financial, sustainability and social responsibility factors. This objective may be changed by the Portfolio's Board of Directors without a shareholder approval.

Delaware Small Cap Value Division
Invests in:	Delaware VIP Small Cap Value Series - Service Class
Investment Advisor:	Delaware Management Company
Investment Objective:	seeks capital appreciation.

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Delaware Smid Cap Growth Division
Invests in:	Delaware VIP Smid Cap Growth Series – Service Class
Investment Advisor:	Delaware Management Company
Investment Objective:	seeks long-term capital appreciation.

DWS Dreman Small Mid Cap Value Division
Invests in:	DWS Dreman Small Mid Cap Value VIP – Class B
Investment Advisor:	Dreman Value Management, L.L.C. through a sub-advisory agreement with Deutsche Investment Management Americas Inc.
Investment Objective:	seeks long-term capital appreciation.

Fidelity VIP Contrafund Division
Invests in:	Fidelity VIP Contrafund® Portfolio - Initial Class
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks long-term capital appreciation.

Fidelity VIP Equity-Income Division
Invests in:	Fidelity VIP Equity-Income Portfolio - Initial Class
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:

seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.

Fidelity VIP Growth Division
Invests in:	Fidelity VIP Growth Portfolio - Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks to achieve capital appreciation.

Fidelity VIP High Income Division
Invests in:	Fidelity VIP High Income Portfolio - Initial Class
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks a high level of current income, while also considering growth of capital.

Franklin Small Cap Value Securities Division
Invests in:	Franklin Templeton VIP Trust – Franklin Small Cap Values Securities Fund – Class 2
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	seeks long-term total return.

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Invesco Capital Appreciation Division (merged into Invesco Van Kampen American Franchise Division effective April 2012)
Invests in:	Invesco V.I. Capital Appreciation Fund - Series I Shares (merged into Invesco Van Kampen V.I. American Franchise Fund – Series I Shares effective April 2012)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks long-term growth of capital.

Invesco Capital Development Division (merged into Invesco Van Kampen Mid Cap Growth Division effective April 2012)
Invests in:	Invesco V.I. Capital Development Fund - Series I Shares (merged into Invesco Van Kampen V.I. Mid Cap Growth Fund – Series I Shares effective April 2012)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks long-term growth of capital.

Invesco Core Equity Division
Invests in:	Invesco V.I. Core Equity Fund - Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks long-term growth of capital.

Invesco Global Health Care Division
Invests in:	Invesco V.I. Global Health Care Fund - Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks long-term growth of capital.

Invesco Mid Cap Core Equity Division
Invests in:	Invesco V.I. Mid Cap Core Equity Fund - Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks long-term growth of capital.

Invesco Small Cap Equity Division
Invests in:	Invesco V.I. Small Cap Equity Fund - Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks long-term growth of capital.

Invesco Technology Division
Invests in:	Invesco V.I. Technology Fund - Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks long-term growth of capital.

Invesco Van Kampen American Franchise Division
Invests in:	Invesco Van Kampen V.I. American Franchise Fund - Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks capital growth.

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Invesco Van Kampen Mid Cap Growth Division
Invests in:	Invesco Van Kampen V.I. Mid Cap Growth Fund - Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks capital growth.

Janus Aspen Enterprise Division
Invests in:	Janus Aspen Series Enterprise Portfolio - Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	seeks long-term growth of capital.

MFS VIT New Discovery Division
Invests in:	MFS® VIT New Discovery Series – Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	seeks capital appreciation.

Asset Allocation Division
Invests in:	Principal Variable Contracts Funds Asset Allocation Account - Class 1
Investment Advisor:	Morgan Stanley Investment Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to generate a total investment return consistent with the preservation of capital.

Balanced Division
Invests in:	Principal Variable Contracts Funds Balanced Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to generate a total return consisting of current income and capital appreciation.

Bond & Mortgage Securities Division
Invests in:	Principal Variable Contracts Funds Bond & Mortgage Securities Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide current income.

Diversified International Division
Invests in:	Principal Variable Contracts Funds Diversified International Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

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Equity Income Division
Invests in:	Principal Variable Contracts Funds Equity Income Account - Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide a relatively high level of current income and long-term growth of income and capital.

Government & High Quality Bond Division
Invests in:	Principal Variable Contracts Funds Government & High Quality Bond Account - Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation

International Emerging Markets Division
Invests in:	Principal Variable Contracts Funds International Emerging Markets Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

LargeCap Blend II Division
Invests in:	Principal Variable Contracts Funds LargeCap Blend Account II - Class 1
Investment Advisor:	T. Rowe Price Associates, Inc. and ClearBridge Advisors, LLC through sub-advisory agreements with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

LargeCap Growth Division
Invests in:	Principal Variable Contracts Funds LargeCap Growth Account - Class 1
Investment Advisor:	Columbus Circle Investors through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

LargeCap Growth I Division
Invests in:	Principal Variable Contracts Funds LargeCap Growth Account I - Class 1
Investment Advisor:	T. Rowe Price Associates, Inc. and Brown Advisory LLC through sub-advisory agreements with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

LargeCap S&P 500 Index Division
Invests in:	Principal Variable Contracts Funds LargeCap S&P 500 Index Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

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LargeCap Value Division
Invests in:	Principal Variable Contracts Funds LargeCap Value Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

MidCap Blend Division
Invests in:	Principal Variable Contracts Funds MidCap Blend Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

Money Market Division
Invests in:	Principal Variable Contracts Funds Money Market Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.

Principal LifeTime 2010 Division
Invests in:	Principal Variable Contracts Funds Principal LifeTime 2010 Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2020 Division
Invests in:	Principal Variable Contracts Funds Principal LifeTime 2020 Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2030 Division
Invests in:	Principal Variable Contracts Funds Principal LifeTime 2030 Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2040 Division
Invests in:	Principal Variable Contracts Funds Principal LifeTime 2040 Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

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Principal LifeTime 2050 Division
Invests in:	Principal Variable Contracts Funds Principal LifeTime 2050 Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime Strategic Income Division
Invests in:	Principal Variable Contracts Funds Principal LifeTime Strategic Income Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks current income, and as a secondary objective, capital appreciation.

Real Estate Securities Division
Invests in:	Principal Variable Contracts Funds Real Estate Securities Account - Class 1
Investment Advisor:	Principal Real Estate Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to generate a total return.

SAM Balanced Portfolio Division
Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios - Balanced Portfolio - Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk.

SAM Conservative Balanced Portfolio Division
Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios - Conservative Balanced Portfolio - Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk.

SAM Conservative Growth Portfolio Division
Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios - Conservative Growth Portfolio - Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide long-term capital appreciation.

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SAM Flexible Income Portfolio Division
Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios - Flexible Income Portfolio - Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation).

SAM Strategic Growth Portfolio Division
Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios - Strategic Growth Portfolio - Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide long-term capital appreciation.

Short-Term Income Division
Invests in:	Principal Variable Contracts Funds Short-Term Income Account - Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.

SmallCap Blend Division
Invests in:	Principal Variable Contracts Funds SmallCap Blend Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

SmallCap Growth II Division
Invests in:	Principal Variable Contracts Funds SmallCap Growth Account II - Class 1
Investment Advisor:	Emerald Advisers, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

SmallCap Value I Division
Invests in:	Principal Variable Contracts Funds SmallCap Value Account I - Class 1
Investment Advisor:	J.P. Morgan Investment Management, Inc., through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

Putnam VT Voyager Division
Invests in:	Putnam VT Voyager Fund - Class IB
Investment Advisor:	Putnam Management
Investment Objective:	seeks capital appreciation.

44

Templeton Global Bond Securities Division
Invests in:	Franklin Templeton VIP Trust – Templeton Global Bond Securities Fund – Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	seeks high current income, consistent with preservation of capital with capital appreciation as a secondary consideration.

TOPS Protected Balanced ETF Division
Invests in:	TOPS™ Protected Balanced ETF Portfolio – Class 2
Investment Advisor:	Milliman, Inc. through a sub-advisory agreement with ValMark Advisers, Inc.
Investment Objective:	seeks to provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole.

TOPS Protected Growth ETF Division
Invests in:	TOPS™ Protected Growth ETF Portfolio – Class 2
Investment Advisor:	Milliman, Inc. through a sub-advisory agreement with ValMark Advisers, Inc.
Investment Objective:	seeks capital appreciation with less volatility than the equity markets as a whole.

TOPS Protected Moderate Growth ETF Division
Invests in:	TOPS™ Protected Moderate Growth ETF Portfolio – Class 2
Investment Advisor:	Milliman, Inc. through a sub-advisory agreement with ValMark Advisers, Inc.
Investment Objective:	seeks capital appreciation with less volatility than the equity markets as a whole.

Van Eck Global Hard Assets Division
Invests in:	Van Eck VIP Trust – Van Eck VIP Global Hard Assets Fund – Class S Shares
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

Wells Fargo Advantage VT Index Asset Allocation Division
Invests in:	Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2
Investment Advisor:	Wells Capital Management Incorporated through a sub-advisory agreement with Wells Fargo Funds Management, LLC
Investment Objective:	seeks long-term total return, consisting of capital appreciation and current income.

Wells Fargo Advantage VT Intrinsic Value Division
Invests in:	Wells Fargo Advantage VT Intrinsic Value Fund – Class 2
Investment Advisor:	Metropolitan West Capital Management, Inc. through a sub-advisory agreement with Wells Fargo Funds Management, LLC
Investment Objective:	seeks long-term capital appreciation.

45

Wells Fargo Advantage VT Omega Growth Division
Invests in:	Wells Fargo Advantage VT Omega Growth Fund – Class 2
Investment Advisor:	Wells Capital Management Incorporated through a sub-advisory agreement with Wells Fargo Funds Management, LLC
Investment Objective:	seeks long-term capital appreciation.

46

APPENDIX A

TARGET PREMIUMS

ANNUAL PER $1,000 POLICY FACE AMOUNT

Issue Age	Male	Female	Unisex	Issue Age	Male	Female	Unisex
0	2.18	1.74	2.09	43	13.66	10.40	13.01
1	2.18	1.74	2.09	44	14.29	10.88	13.61
2	2.18	1.74	2.09	45	14.91	11.37	14.20
3	2.18	1.74	2.09	46	15.89	11.86	15.08
4	2.18	1.74	2.09	47	16.86	12.35	15.96
5	2.18	1.74	2.09	48	17.84	12.85	16.84
6	2.18	1.74	2.09	49	18.81	13.34	17.72
7	2.18	1.74	2.09	50	19.79	13.83	18.60
8	2.18	1.74	2.09	51	20.77	14.32	19.48
9	2.18	1.74	2.09	52	21.74	14.81	20.35
10	2.18	1.74	2.09	53	22.72	15.30	21.24
11	2.29	1.83	2.20	54	23.69	15.79	22.11
12	2.40	1.91	2.30	55	24.67	16.28	22.99
13	2.51	2.00	2.41	56	25.91	17.56	24.24
14	2.62	2.08	2.51	57	27.16	18.85	25.50
15	2.73	2.17	2.62	58	28.40	20.13	26.75
16	2.96	2.36	2.84	59	29.65	21.42	28.00
17	3.20	2.54	3.07	60	30.89	22.70	29.25
18	3.43	2.73	3.29	61	32.13	23.98	30.50
19	3.67	2.91	3.52	62	33.38	25.27	31.76
20	3.90	3.10	3.74	63	34.62	26.55	33.01
21	3.92	3.11	3.76	64	35.87	27.84	34.26
22	3.94	3.13	3.78	65	37.11	29.12	35.51
23	3.95	3.14	3.79	66	37.47	29.68	35.91
24	3.97	3.16	3.81	67	37.83	30.25	36.31
25	3.99	3.17	3.83	68	38.19	30.81	36.71
26	4.46	3.50	4.27	69	38.55	31.37	37.11
27	4.93	3.84	4.71	70	38.91	31.94	37.52
28	5.39	4.17	5.15	71	39.46	32.50	38.07
29	5.86	4.51	5.59	72	40.02	33.06	38.63
30	6.33	4.84	6.03	73	40.58	33.62	39.19
31	6.80	5.17	6.47	74	41.14	34.19	39.75
32	7.26	5.51	6.91	75	41.70	34.75	40.31
33	7.73	5.84	7.35	76	43.93	36.61	42.47
34	8.19	6.18	7.79	77	46.15	38.46	44.61
35	8.66	6.51	8.23	78	48.38	40.32	46.77
36	9.29	7.00	8.83	79	50.60	42.18	48.92
37	9.91	7.48	9.42	80	52.83	44.04	51.07
38	10.54	7.97	10.03	81	55.05	45.89	53.22
39	11.16	8.45	10.62	82	57.28	47.75	55.37
40	11.79	8.94	11.22	83	59.50	49.61	57.52
41	12.41	9.43	11.81	84	61.73	51.46	59.68
42	13.04	9.91	12.41	85	63.95	53.32	61.82

47

ADDITIONAL INFORMATION

Additional information about the Policy is available in the Statement of Additional Information dated May 1, 2012 and which is part of this prospectus.

Your questions and/or requests for a free copy of the Statement of Additional Information or a free personalized illustration should be directed to: Principal Variable Universal Life Accumulator, Principal Financial Group, P.O. Box 10431, Des Moines, Iowa 50306-0431, 1-800-247-9988. You may also contact us through our internet site: www.principal.com

Information about the Policy (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 202-942-8090. Reports and other information about the Policy are available on the Commission’s internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0102.

Principal Variable Universal Life Accumulator

Investment Company Act File No. 333-65690

48

PART B

STATEMENT OF ADDITIONAL INFORMATION

PRINCIPAL VARIABLE UNIVERSAL LIFE ACCUMULATOR

dated May 1, 2012

The Statement of Additional Information provides information about the Principal Variable Universal Life Accumulator Insurance Policy sponsored by Principal Life Insurance Company through its Principal Life Insurance Company Variable Life Separate Account.

This Statement of Additional Information is not a prospectus but does provide information that supplements the Policy’s Prospectus dated May 1, 2012. It should be read with that Prospectus which is available without charge. To request a copy of the Prospectus, please contact us at:

Principal Variable Universal Life Accumulator

Principal Financial Group

P.O. Box 10431

Des Moines, Iowa 50306-0431

Telephone: 1-800-247-9988

Fax:  1-515-235-9720

2

GENERAL INFORMATION AND HISTORY

The Company

Principal Life Insurance Company (the “Company”) is the issuer of the Principal Variable Universal Life Accumulator Insurance Policy (the “Policy”). The Company is a stock life insurance company with its home office at: Principal Financial Group, Des Moines, Iowa 50306-0431. It is authorized to transact life and annuity business in all states of the United States and the District of Columbia. The Company is a wholly owned indirect subsidiary of Principal Financial Group, Inc., a publicly-traded company.

In 1879, the Company was incorporated under Iowa law as a mutual assessment life insurance company named Bankers Life Association. It became a legal reserve life insurance company and changed its name to Bankers Life Company in 1911 and then to Principal Mutual Life Insurance Company in 1986. The name change to Principal Life Insurance Company and reorganization into a mutual insurance holding company structure took place in 1998, when the Company became a stock life insurance company. In 2001, the mutual insurance holding company converted to a stock company through a process called demutualization, resulting in the current organizational structure.

Principal Life Insurance Company Variable Life Separate Account

The separate account was established under Iowa law on November 2, 1987. It was then registered as a unit investment trust with the SEC. This registration does not involve SEC supervision of the investments or investment policies of the separate account.

All of the units of the Separate Account are owned by the Company. Policy owners may purchase units of the divisions of the Separate Account.

Independent Registered Public Accounting Firm

Ernst & Young LLP, 801 Grand Avenue, Des Moines, Iowa, 50309, serves as the independent registered public accounting firm for Principal Life Insurance Company Variable Life Separate Account and the Company.

UNDERWRITERS

The principal underwriter of the Policy is Princor Financial Services Corporation (“Princor”) which is a wholly-owned subsidiary of Principal Financial Services, Inc. and an affiliate of the Company. Princor’s address is Princor Financial Services Corporation, 650 8th Street, Des Moines, IA 50392-0200. Princor was incorporated in Iowa in 1968, and is a securities broker-dealer registered with the SEC as well as a member of the Financial Institutions Regulatory Authority. The Policies may also be sold through other broker-dealers authorized by Princor and applicable law to do so.

The Policy’s offering to the public is continuous. As the principal underwriter, Princor is paid for the distribution of the Policy. For the last three fiscal years Princor has received and retained the following commissions:

2011 received/retained	2010 received/retained	2009 received/retained
$254,270/$0	$245,612/$0	$241,336/$0

UNDERWRITING PROCEDURES

Guaranteed maximum cost of insurance rates are based on 1980 CSO Mortality Table (the prevailing mortality table approved by the National Association of Insurance Commissioners), age last birthday, with distinction for the insured’s gender and smoking status.

3

PERFORMANCE DATA

The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the performance of one or more of its divisions.

The Policy was not offered prior to November 19, 2001. The Separate Account may publish advertisements containing information about the hypothetical performance of one or more of its divisions for this Policy as if the Policy had been issued on or after the date the underlying mutual fund in which such division invests was first offered. The hypothetical performance from the date of the inception of the underlying mutual fund is derived by reducing the actual performance of the underlying mutual fund by the fees and charges of the Policy as if it had been in existence. The yield and total return figures described below vary depending upon market conditions, the composition of the underlying mutual fund’s portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other products. The Separate Account may also quote rankings, yields or returns published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents historical performance and is not intended to indicate future performance.

From time to time the Principal Variable Contracts Fund, Inc. advertises its Money Market division’s “yield” and “effective yield”. Both yield figures are based on historical earnings and are not intended to indicate future performance. The “yield” of the division refers to the income generated in the division over a seven day period (the period will be stated in the advertisement). This income is then “annualized.” That is, the amount of income generated during that week is assumed to be generated each week over a 52-week period and is shown as a percentage. The “effective yield” is calculated similarly but, when annualized, the income earned in the division is assumed to be reinvested. The “effective yield” is slightly higher than the “yield” because of the compounding effect of this assumed reinvestment. Neither yield quotation reflects a sales load deducted from purchase payments which, if included, would reduce the “yield” and “effective yield.” For the period ended December 31, 2011, the 7-day annualized and effective yields were 0.00% and 0.00%, respectively.

Performance history of the underlying mutual funds is measured by comparing the value of the underlying mutual fund at the beginning of the period to the value of the underlying mutual fund at the end of the period.

The Separate Account also advertises the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial premium of $1,000 to the ending redeemable policy value.

The performance information does not include any charges or fees that are deducted from your Policy. These are charges and fees such as the sales charge, charge for taxes, surrender charges, transfer fees (if any), cost of insurance charge, asset based charge, administrative charge, policy loan interest charge (if any), and charges for optional insurance benefits. Some of these charges vary depending on your age, gender, face amount, underwriting class, premiums, policy duration, and account value. All of these policy charges will have a significant impact on your Policy’s value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your Policy’s performance, you should obtain a personalized illustration based on historical underlying mutual fund performance from your financial adviser.

4

Following are the hypothetical average annual total returns for the periods ended December 31, 2011, assuming the Policy had been offered as of the effective dates of the underlying mutual funds in which the divisions invest:

Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
American Century VP Income & Growth	10/31/1997	3.11%	-1.90%	2.75%
American Century VP Inflation Protection	12/31/2002	11.74%	6.89%		5.41%
American Century VP Mid Cap Value	10/29/2004	-0.84%	2.44%		7.38%
American Century VP Ultra	05/01/2001	1.07%	2.24%	1.67%
American Century VP Value	05/01/1996	0.86%	-1.10%	4.19%
Asset Allocation	06/01/1994	2.14%	2.15%	4.30%
Balanced	12/18/1987	4.05%	0.84%	3.49%
Bond & Mortgage Securities	12/18/1987	7.07%	4.39%	4.78%
Calvert VP Sustainable & Responsible Investment Equity	04/30/2002	-1.34%	1.87%		3.74%
Delaware Small Cap Value	05/01/2000	-1.59%	2.07%	8.53%
Delaware VIP SMID Cap Growth	05/01/2000	7.90%	7.31%	7.10%
Diversified International	05/02/1994	-10.84%	-4.10%	5.62%
DWS Dreman Small Mid Cap Value	05/01/1996	-6.33%	0.23%	8.08%
Equity Income	04/28/1998	5.44%	0.43%	6.09%
Fidelity VIP Contrafund	01/03/1995	-2.53%	0.95%	6.30%
Fidelity VIP Equity-Income	11/03/1986	0.97%	-2.49%	3.08%
Fidelity VIP Growth	10/31/1986	-0.03%	1.12%	1.25%
Fidelity VIP High Income	10/01/1985	4.03%	5.62%	8.04%
Franklin Small Cap Value Securities	05/01/1998	-3.76%	0.83%	7.00%
Government & High Quality Bond	05/06/1993	6.23%	5.95%	5.11%
International Emerging Markets	10/24/2000	-17.57%	1.30%	13.65%
Invesco VI Capital Appreciation	05/05/1993	-7.91%	-3.67%	0.03%
Invesco VI Capital Development	05/01/1998	-7.16%	-1.61%	3.77%
Invesco VI Core Equity	05/02/1994	-0.06%	1.19%	4.08%
Invesco VI Global Health Care	05/22/1997	3.95%	2.21%	2.84%
Invesco VI Mid Cap Core Equity	09/10/2001	-6.50%	1.49%	5.08%
Invesco VI Small Cap Equity	08/29/2003	-0.73%	1.94%		6.89%
Invesco VI Technology	05/21/1997	-5.05%	1.62%	-0.12%
Invesco Van Kampen VI American Franchise	07/03/1995	-6.18%	2.19%	1.30%
Invesco Van Kampen VI MidCap Growth	09/25/2000	-8.89%	2.49%	3.55%
Janus Aspen Enterprise	09/13/1993	-1.65%	4.04%	6.09%
LargeCap Blend II	05/01/2002	-0.12%	-0.39%		3.34%
LargeCap Growth	05/02/1994	-4.23%	0.17%	2.00%
LargeCap Growth I	06/01/1994	-0.33%	3.25%	2.93%
LargeCap S&P 500 Index	05/03/1999	1.73%	-0.51%	2.60%
LargeCap Value	05/13/1970	1.17%	-2.76%	3.09%
MFS VIT New Discovery	05/01/1998	-10.49%	4.16%	3.43%
MidCap Blend	12/18/1987	8.29%	5.39%	8.75%
Money Market	03/18/1983	0.00%	1.52%	1.79%
Northern Lights TOPS Protected Balanced ETF	06/09/2011				-1.10%
Northern Lights TOPS Protected Growth ETF	04/26/2011				-5.80%
Northern Lights TOPS Protected Moderate Growth ETF	06/09/2011				-1.70%
Principal LifeTime 2010	08/30/2004	1.44%	0.71%		4.12%
Principal LifeTime 2020	08/30/2004	-1.07%	0.04%		4.31%
Principal LifeTime 2030	08/30/2004	-2.22%	-0.51%		3.87%
Principal LifeTime 2040	08/30/2004	-3.18%	-0.88%		3.87%
Principal LifeTime 2050	08/30/2004	-3.94%	-1.16%		3.74%
Principal LifeTime Strategic Income	08/30/2004	3.52%	1.26%		3.93%
Putnam VT Voyager	02/01/1988	-17.85%	1.56%	1.50%
Real Estate Securities	05/01/1998	8.93%	-0.49%	12.01%
SAM Balanced	06/03/1997	0.99%	2.65%	5.12%
SAM Conservative Balanced	04/23/1998	2.29%	3.80%	5.44%
SAM Conservative Growth	06/03/1997	-0.45%	1.05%	4.40%
SAM Flexible Income	09/09/1997	3.39%	4.62%	5.49%
SAM Strategic Growth	06/03/1997	-1.90%	-0.03%	3.78%
Short-Term Income	01/12/1994	1.37%	3.84%	3.92%
SmallCap Blend	05/01/1998	-1.47%	-0.77%	3.29%
SmallCap Growth II	05/01/1998	-4.39%	-0.24%	0.08%
SmallCap Value I	05/01/1998	-3.66%	-2.73%	6.37%
Templeton Global Bond Securities	01/24/1989	-0.87%	9.68%	11.44%
Van Eck VIP Global Hard Assets	05/01/2006	-16.69%	5.49%		4.93%
Wells Fargo Advantage VT Index Asset Allocation	04/15/1994	6.48%	1.22%	3.82%
Wells Fargo Advantage VT Intrinsic Value	05/06/1996	-2.15%	-3.19%	1.86%
Wells Fargo Advantage VT Omega Growth	03/06/1997	-5.54%	4.96%	4.50%
5

FINANCIAL STATEMENTS

6

Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants

Principal Life Insurance Company

We have audited the accompanying statements of assets and liabilities of each of the divisions of Principal Life Insurance Company Variable Life Separate Account (“Separate Account”), comprised of the divisions described in Note 1, as of December 31, 2011, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, or for those divisions operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the management of the Separate Account. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011 by correspondence with the fund companies or their transfer agents, as applicable. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective divisions of Principal Life Insurance Company Variable Life Separate Account at December 31, 2011, and the results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

Des Moines, Iowa

April 23, 2012

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities

December 31, 2011

	AllianceBernstein	AllianceBernstein
	Global Thematic	International
	Growth	Growth
	Class A	Class A
	Division	Division
Assets
Investments in shares of mutual funds, at market	$56,601	$317,308

Liabilities	—	—
Net assets	$56,601	$317,308

Net assets
Applicable to accumulation units:
Benefit Variable Universal Life	$—	$—
Benefit Variable Universal Life II	2,170	32,138
Executive Variable Universal Life	—	—
Executive Variable Universal Life II	54,431	285,170
Flexible Variable Life	—	—
PrinFlex Life®	—	—
Survivorship Flexible Premium Variable Universal Life	—	—
Variable Universal Life Accumulator	—	—
Variable Universal Life Accumulator II	—	—
Variable Universal Life Income	—	—
Variable Universal Life Income II	—	—
Total net assets	$56,601	$317,308

Investments in shares of mutual funds, at cost	$70,162	$373,669
Shares of mutual fund owned	3,806	21,042
Accumulation units outstanding:
Benefit Variable Universal Life	—	—
Benefit Variable Universal Life II	241	4,101
Executive Variable Universal Life	—	—
Executive Variable Universal Life II	6,054	36,389
Flexible Variable Life	—	—
PrinFlex Life®	—	—
Survivorship Flexible Premium Variable Universal Life	—	—
Variable Universal Life Accumulator	—	—
Variable Universal Life Accumulator II	—	—
Variable Universal Life Income	—	—
Variable Universal Life Income II	—	—

Accumulation unit value:
Benefit Variable Universal Life	$—	$—
Benefit Variable Universal Life II	8.99	7.84
Executive Variable Universal Life	—	—
Executive Variable Universal Life II	8.99	7.84
Flexible Variable Life	—	—
PrinFlex Life®	—	—
Survivorship Flexible Premium Variable Universal Life	—	—
Variable Universal Life Accumulator	—	—
Variable Universal Life Accumulator II	—	—
Variable Universal Life Income	—	—
Variable Universal Life Income II	—	—

See accompanying notes.

			American	American	American
AllianceBernstein	AllianceBernstein	AllianceBernstein	Century VP	Century VP	Century VP	American
International	Small Cap	Small/Mid Cap	Income &	Income &	Inflation	Century VP
Value	Growth	Value	Growth	Growth	Protection	International
Class A	Class A	Class A	Class I	Class II	Class II	Class II
Division	Division	Division	Division	Division	Division	Division

$263,924	$305,536	$540,947	$2,620,190	$2,463,872	$1,571,768	$423,392

—	—	—	—	—	—	—
$263,924	$305,536	$540,947	$2,620,190	$2,463,872	$1,571,768	$423,392

$—	$—	$—	$—	$83,698	$—	$21,694
18,335	21,172	20,477	—	14,857	—	—
74,964	—	—	—	917,679	—	344,118
12,614	137,653	393,795	—	62,781	—	57,580
—	—	—	14,845	—	2,603	—
—	—	—	1,830,592	—	727,580	—
—	—	—	108,171	—	121,978	—
—	—	—	666,582	—	75,858	—
—	—	—	—	537,744	177,740	—
—	—	—	—	685,163	195,413	—
158,011	146,711	126,675	—	161,950	270,596	—
$263,924	$305,536	$540,947	$2,620,190	$2,463,872	$1,571,768	$423,392

$320,169	$270,645	$574,298	$2,607,449	$2,349,762	$1,541,189	$417,903
22,950	17,878	34,990	426,741	401,282	133,768	57,061

—	—	—	—	6,453	—	1,568
3,412	1,905	1,919	—	1,146	—	—
13,949	—	—	—	70,756	—	24,871
2,347	12,388	36,911	—	4,841	—	4,162
—	—	—	1,356	—	230	—
—	—	—	154,452	—	63,459	—
—	—	—	9,127	—	10,639	—
—	—	—	56,241	—	6,616	—
—	—	—	—	41,462	15,503	—
—	—	—	—	52,829	17,044	—
29,401	13,203	11,873	—	12,487	23,601	—

$5.37	$—	$—	$—	$12.97	$—	$13.84
5.37	11.11	10.67	—	12.97	—	13.84
5.37	—	—	—	12.97	—	13.84
5.37	11.11	10.67	—	12.97	—	13.84
—	—	—	10.94	—	11.33	—
—	—	—	11.85	—	11.47	—
—	—	—	11.85	—	11.47	—
—	—	—	11.85	—	11.47	—
—	—	—	—	12.97	11.47	—
—	—	—	—	12.97	11.47	—
5.37	11.11	10.67	—	12.97	11.47	—

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities (continued)

December 31, 2011

	American
	Century VP	American
	MidCap Value	Century VP
	Class II	Ultra Class I
	Division	Division
Assets
Investments in shares of mutual funds, at market	$7,536,691	$1,451,766

Liabilities	—	—
Net assets	$7,536,691	$1,451,766

Net assets
Applicable to accumulation units:
Benefit Variable Universal Life	$302,946	$—
Benefit Variable Universal Life II	122,257	—
Executive Variable Universal Life	5,771,167	—
Executive Variable Universal Life II	1,053,267	—
Flexible Variable Life	2,741	20,010
PrinFlex Life®	25,193	702,176
Survivorship Flexible Premium Variable Universal Life	—	166,766
Variable Universal Life Accumulator	26,624	562,814
Variable Universal Life Accumulator II	101,983	—
Variable Universal Life Income	24,000	—
Variable Universal Life Income II	106,513	—
Total net assets	$7,536,691	$1,451,766

Investments in shares of mutual funds, at cost	$7,435,753	$1,279,957
Shares of mutual fund owned	558,273	153,140
Accumulation units outstanding:
Benefit Variable Universal Life	21,814	—
Benefit Variable Universal Life II	8,803	—
Executive Variable Universal Life	415,568	—
Executive Variable Universal Life II	75,843	—
Flexible Variable Life	200	1,999
PrinFlex Life®	1,814	64,773
Survivorship Flexible Premium Variable Universal Life	—	15,383
Variable Universal Life Accumulator	1,917	51,915
Variable Universal Life Accumulator II	7,344	—
Variable Universal Life Income	1,728	—
Variable Universal Life Income II	7,670	—

Accumulation unit value:
Benefit Variable Universal Life	$13.89	$—
Benefit Variable Universal Life II	13.89	—
Executive Variable Universal Life	13.89	—
Executive Variable Universal Life II	13.89	—
Flexible Variable Life	13.72	10.01
PrinFlex Life®	13.89	10.84
Survivorship Flexible Premium Variable Universal Life	13.89	10.84
Variable Universal Life Accumulator	13.89	10.84
Variable Universal Life Accumulator II	13.89	—
Variable Universal Life Income	13.89	—
Variable Universal Life Income II	13.89	—

See accompanying notes.

					Bond &	Calvert EAFE
American	American	American	Asset		Mortgage	International
Century VP	Century VP	Century VP	Allocation	Balanced	Securities	Index
Ultra Class II	Value Class II	Vista Class II	Class 1	Class 1	Class 1	Class F
Division	Division	Division	Division	Division	Division	Division

$2,430,776	$15,962,492	$302,151	$12,999,640	$13,408,902	$51,235,213	$292,949

—	—	—	—	—	—	—
$2,430,776	$15,962,492	$302,151	$12,999,640	$13,408,902	$51,235,213	$292,949

$172,194	$871,092	$88,607	$—	$—	$3,047,789	$—
—	53,624	614	—	—	100,646	29,569
1,043,077	4,094,882	176,108	—	—	17,403,163	—
—	4,779,034	—	—	—	611,226	263,380
—	8,545	—	74,587	2,118,502	1,871,555	—
—	1,651,115	—	9,451,195	8,131,162	12,975,231	—
—	594,678	—	871,010	601,618	1,359,446	—
—	728,437	—	961,633	994,192	3,194,730	—
827,231	1,649,594	—	1,078,636	957,261	6,036,031	—
388,274	1,036,733	—	562,579	606,167	3,974,017	—
—	494,758	36,822	—	—	661,379	—
$2,430,776	$15,962,492	$302,151	$12,999,640	$13,408,902	$51,235,213	$292,949

$2,295,950	$15,940,362	$296,582	$13,293,154	$13,033,000	$48,455,539	$336,294
259,698	2,752,154	20,279	1,113,937	967,453	4,514,116	4,462

14,422	59,475	8,090	—	—	141,919	—
—	3,661	56	—	—	4,687	3,825
87,360	279,589	16,079	—	—	810,371	—
—	326,301	—	—	—	28,461	34,069
—	627	—	5,501	58,607	47,485	—
—	112,734	—	423,043	467,910	604,187	—
—	40,603	—	52,705	46,104	72,697	—
—	49,737	—	43,044	57,211	148,762	—
69,282	112,632	—	48,277	55,086	281,065	—
32,519	70,786	—	25,181	34,882	185,048	—
—	33,781	3,362	—	—	30,797	—

$11.94	$14.65	$10.95	$—	$—	$21.48	$—
—	14.65	10.95	—	—	21.48	7.73
11.94	14.65	10.95	—	—	21.48	—
—	14.65	10.95	—	—	21.48	7.73
—	13.63	—	13.56	36.15	39.41	—
—	14.65	—	22.34	17.38	21.48	—
—	14.65	—	16.52	13.05	18.70	—
—	14.65	—	22.34	17.38	21.48	—
11.94	14.65	—	22.34	17.38	21.48	—
11.94	14.65	—	22.34	17.38	21.48	—
—	14.65	10.95	—	—	21.48	—

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities (continued)

December 31, 2011

		Calvert
		Russell 2000
		Small Cap
	Calvert	Index
	Income	Class F
	Division	Division
Assets
Investments in shares of mutual funds, at market	$452,055	$5,318,039

Liabilities	—	—
Net assets	$452,055	$5,318,039

Net assets
Applicable to accumulation units:
Benefit Variable Universal Life	$—	$252,879
Benefit Variable Universal Life II	—	48,874
Executive Variable Universal Life	—	3,440,717
Executive Variable Universal Life II	145,208	830,123
Flexible Variable Life	—	—
PrinFlex Life®	—	—
Survivorship Flexible Premium Variable Universal Life	—	—
Variable Universal Life Accumulator	—	—
Variable Universal Life Accumulator II	—	168,259
Variable Universal Life Income	—	343,299
Variable Universal Life Income II	306,847	233,888
Total net assets	$452,055	$5,318,039

Investments in shares of mutual funds, at cost	$460,825	$5,356,529
Shares of mutual fund owned	28,702	92,183
Accumulation units outstanding:
Benefit Variable Universal Life	—	22,204
Benefit Variable Universal Life II	—	4,291
Executive Variable Universal Life	—	302,108
Executive Variable Universal Life II	12,025	72,888
Flexible Variable Life	—	—
PrinFlex Life®	—	—
Survivorship Flexible Premium Variable Universal Life	—	—
Variable Universal Life Accumulator	—	—
Variable Universal Life Accumulator II	—	14,774
Variable Universal Life Income	—	30,143
Variable Universal Life Income II	25,411	20,536

Accumulation unit value:
Benefit Variable Universal Life	$—	$11.39
Benefit Variable Universal Life II	12.08	11.39
Executive Variable Universal Life	—	11.39
Executive Variable Universal Life II	12.08	11.39
Flexible Variable Life	—	—
PrinFlex Life®	—	—
Survivorship Flexible Premium Variable Universal Life	—	—
Variable Universal Life Accumulator	—	—
Variable Universal Life Accumulator II	—	11.39
Variable Universal Life Income	—	11.39
Variable Universal Life Income II	12.08	11.39

See accompanying notes.

						Dreyfus
Calvert S&P		Delaware	Delaware			Socially
MidCap 400	Calvert	Small Cap	Smid	Diversified	Dreyfus IP	Responsible
Index	SRI	Value	Cap Growth	International	Core Value	Growth
Class F	Equity	Service Class	Service Class	Class 1	Service Shares	Service Shares
Division	Division	Division	Division	Division	Division	Division

$419,883	$139,841	$5,552,285	$653,080	$114,881,654	$510,755	$159,199

—	—	—	—	—	—	—
$419,883	$139,841	$5,552,285	$653,080	$114,881,654	$510,755	$159,199

$—	$—	$53,426	$—	$4,786,357	$42,519	$49,234
—	—	21,049	—	87,166	—	—
—	—	2,555,020	—	29,298,522	467,198	107,484
—	—	2,152,494	—	2,870,664	1,038	2,481
—	3,532	4,445	1,661	143,988	—	—
—	42,232	153,053	87,087	36,394,965	—	—
—	—	—	—	3,089,228	—	—
—	335	159,701	173,329	15,208,611	—	—
110,947	23,833	93,996	266,380	11,161,150	—	—
174,986	43,853	208,521	90,865	10,681,120	—	—
133,950	26,056	150,580	33,758	1,159,883	—	—
$419,883	$139,841	$5,552,285	$653,080	$114,881,654	$510,755	$159,199

$397,466	$142,089	$5,532,626	$658,673	$124,886,763	$506,182	$138,603
6,264	7,325	177,389	28,936	10,331,084	41,762	5,358

—	—	4,358	—	263,070	3,603	4,076
—	—	1,717	—	4,791	—	—
—	—	208,420	—	1,610,317	39,584	8,899
—	—	175,584	—	157,780	88	205
—	306	367	180	10,592	—	—
—	3,615	12,485	9,392	2,000,354	—	—
—	—	—	—	222,813	—	—
—	29	13,027	18,692	835,904	—	—
10,430	2,040	7,668	28,727	613,444	—	—
16,450	3,754	17,010	9,799	587,063	—	—
12,592	2,230	12,283	3,640	63,751	—	—

$—	$—	$12.26	$—	$18.19	$11.80	$12.08
—	—	12.26	—	18.19	11.80	12.08
—	—	12.26	—	18.19	11.80	12.08
—	—	12.26	—	18.19	11.80	12.08
—	11.54	12.11	9.23	13.59	—	—
—	11.68	12.26	9.27	18.19	—	—
—	11.68	12.26	9.27	13.86	—	—
—	11.68	12.26	9.27	18.19	—	—
10.64	11.68	12.26	9.27	18.19	—	—
10.64	11.68	12.26	9.27	18.19	—	—
10.64	11.68	12.26	9.27	18.19	—	—

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities (continued)

December 31, 2011

		Dreyfus VIF
	Dreyfus VIF	Opportunistic
	Appreciation	Small Cap
	Service Shares	Service Shares
	Division	Division
Assets
Investments in shares of mutual funds, at market	$1,727,243	$3,048,598

Liabilities	—	—
Net assets	$1,727,243	$3,048,598

Net assets
Applicable to accumulation units:
Benefit Variable Universal Life	$383,350	$209,143
Benefit Variable Universal Life II	16,496	—
Executive Variable Universal Life	1,164,022	394,985
Executive Variable Universal Life II	163,375	—
Flexible Variable Life	—	—
PrinFlex Life®	—	—
Survivorship Flexible Premium Variable Universal Life	—	—
Variable Universal Life Accumulator	—	—
Variable Universal Life Accumulator II	—	1,298,281
Variable Universal Life Income	—	1,146,189
Variable Universal Life Income II	—	—
Total net assets	$1,727,243	$3,048,598

Investments in shares of mutual funds, at cost	$1,510,993	$3,441,994
Shares of mutual fund owned	45,767	117,752
Accumulation units outstanding:
Benefit Variable Universal Life	26,418	22,098
Benefit Variable Universal Life II	1,137	—
Executive Variable Universal Life	80,217	41,730
Executive Variable Universal Life II	11,259	—
Flexible Variable Life	—	—
PrinFlex Life®	—	—
Survivorship Flexible Premium Variable Universal Life	—	—
Variable Universal Life Accumulator	—	—
Variable Universal Life Accumulator II	—	137,170
Variable Universal Life Income	—	121,101
Variable Universal Life Income II	—	—

Accumulation unit value:
Benefit Variable Universal Life	$14.51	$9.46
Benefit Variable Universal Life II	14.51	—
Executive Variable Universal Life	14.51	9.46
Executive Variable Universal Life II	14.51	—
Flexible Variable Life	—	—
PrinFlex Life®	—	—
Survivorship Flexible Premium Variable Universal Life	—	—
Variable Universal Life Accumulator	—	—
Variable Universal Life Accumulator II	—	9.46
Variable Universal Life Income	—	9.46
Variable Universal Life Income II	—	—

See accompanying notes.

			Fidelity VIP		Fidelity VIP
Dreyfus VIF	DWS Dreman	Equity	Asset Manager	Fidelity VIP	Contrafund	Fidelity VIP
Quality Bond	Small Mid Cap	Income	Service	Contrafund	Service	Equity-Income
Service Shares	Value Class B	Class 1	Class 2	Initial Class	Class 2	Initial Class
Division	Division	Division	Division	Division	Division	Division

$2,368,569	$1,906,445	$24,285,410	$1,656,517	$51,272,571	$64,854,819	$18,628,646

—	—	—	—	—	—	—
$2,368,569	$1,906,445	$24,285,410	$1,656,517	$51,272,571	$64,854,819	$18,628,646

$261,375	$161,436	$1,095,475	$843,460	$—	$5,768,456	$—
—	64,978	39,135	—	—	374,184	—
2,107,194	762,178	2,970,748	813,057	—	40,780,139	—
—	804,148	1,723,738	—	—	4,925,028	—
—	—	94,222	—	225,532	—	98,204
—	18,509	6,224,879	—	44,350,394	—	15,102,425
—	—	790,844	—	2,890,175	—	1,317,313
—	—	1,838,276	—	3,806,470	—	2,110,704
—	990	4,973,766	—	—	5,712,906	—
—	28	4,339,361	—	—	5,759,507	—
—	94,178	194,966	—	—	1,534,599	—
$2,368,569	$1,906,445	$24,285,410	$1,656,517	$51,272,571	$64,854,819	$18,628,646

$2,310,687	$1,884,855	$24,463,276	$1,686,299	$54,468,578	$63,625,376	$21,147,751
199,375	167,821	1,563,774	122,072	2,227,305	2,864,612	996,717

16,402	14,542	107,355	56,416	—	336,662	—
—	5,853	3,835	—	—	21,838	—
132,389	68,655	291,151	54,381	—	2,380,032	—
—	72,436	168,936	—	—	287,437	—
—	—	9,586	—	14,154	—	8,566
—	1,667	610,076	—	1,502,287	—	743,668
—	—	77,500	—	168,672	—	97,095
—	—	180,161	—	128,938	—	103,932
—	89	487,459	—	—	333,421	—
—	3	425,283	—	—	336,139	—
—	8,483	19,107	—	—	89,563	—

$15.92	$11.10	$10.20	$14.95	$—	$17.13	$—
—	11.10	10.20	—	—	17.13	—
15.92	11.10	10.20	14.95	—	17.13	—
—	11.10	10.20	—	—	17.13	—
—	11.05	9.83	—	15.93	—	11.46
—	11.10	10.20	—	29.52	—	20.31
—	11.10	10.20	—	17.13	—	13.57
—	11.10	10.20	—	29.52	—	20.31
—	11.10	10.20	—	—	17.13	—
—	11.10	10.20	—	—	17.13	—
—	11.10	10.20	—	—	17.13	—

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities (continued)

December 31, 2011

	Fidelity VIP	Fidelity VIP
	Equity-Income	Growth
	Service	Service
	Class 2	Class 2
	Division	Division
Assets
Investments in shares of mutual funds, at market	$17,841,019	$10,458,794

Liabilities	—	—
Net assets	$17,841,019	$10,458,794

Net assets
Applicable to accumulation units:
Benefit Variable Universal Life	$1,601,198	$1,098,913
Benefit Variable Universal Life II	27,509	—
Executive Variable Universal Life	8,194,815	3,933,258
Executive Variable Universal Life II	170,953	—
Flexible Variable Life	—	7,290
PrinFlex Life®	—	1,327,176
Survivorship Flexible Premium Variable Universal Life	—	325,362
Variable Universal Life Accumulator	—	838,105
Variable Universal Life Accumulator II	4,260,513	1,628,053
Variable Universal Life Income	3,132,464	1,300,637
Variable Universal Life Income II	453,567	—
Total net assets	$17,841,019	$10,458,794

Investments in shares of mutual funds, at cost	$17,737,592	$8,944,928
Shares of mutual fund owned	969,094	286,307
Accumulation units outstanding:
Benefit Variable Universal Life	124,491	91,133
Benefit Variable Universal Life II	2,139	—
Executive Variable Universal Life	637,173	326,186
Executive Variable Universal Life II	13,292	—
Flexible Variable Life	—	650
PrinFlex Life®	—	110,063
Survivorship Flexible Premium Variable Universal Life	—	26,982
Variable Universal Life Accumulator	—	69,500
Variable Universal Life Accumulator II	331,271	135,015
Variable Universal Life Income	243,560	107,862
Variable Universal Life Income II	35,266	—

Accumulation unit value:
Benefit Variable Universal Life	$12.86	$12.06
Benefit Variable Universal Life II	12.86	—
Executive Variable Universal Life	12.86	12.06
Executive Variable Universal Life II	12.86	—
Flexible Variable Life	—	11.22
PrinFlex Life®	—	12.06
Survivorship Flexible Premium Variable Universal Life	—	12.06
Variable Universal Life Accumulator	—	12.06
Variable Universal Life Accumulator II	12.86	12.06
Variable Universal Life Income	12.86	12.06
Variable Universal Life Income II	12.86	—

See accompanying notes.

					Franklin	Franklin
	Fidelity VIP	Fidelity VIP	Franklin	Franklin	Mutual	Rising
Fidelity VIP	High Income	Mid Cap	Income	Mutual	Shares	Dividends
High Income	Service	Service	Securities	Global Discovery	Securities	Securities
Initial Class	Class 2	Class 2	Class 2	Class 2	Class 2	Class 2
Division	Division	Division	Division	Division	Division	Division

$5,490,369	$18,455,411	$34,379,363	$13,069,239	$16,220,521	$10,919,036	$6,980,466

—	—	—	—	—	—	—
$5,490,369	$18,455,411	$34,379,363	$13,069,239	$16,220,521	$10,919,036	$6,980,466

$—	$2,699,198	$4,536,876	$3,497,311	$1,750,020	$1,623,873	$1,162,854
—	28,654	370,927	130,426	158,465	63,224	61,945
—	11,386,601	20,448,572	8,957,926	11,735,307	7,321,877	4,146,352
—	980,011	3,246,245	483,576	2,100,116	1,910,062	1,290,557
11,120	—	—	—	—	—	—
4,451,640	—	—	—	—	—	—
601,050	—	—	—	—	—	—
426,559	—	—	—	—	—	—
—	1,029,960	2,107,702	—	—	—	—
—	1,809,398	2,775,648	—	—	—	—
—	521,589	893,393	—	476,613	—	318,758
$5,490,369	$18,455,411	$34,379,363	$13,069,239	$16,220,521	$10,919,036	$6,980,466

$5,508,401	$19,015,614	$32,953,713	$12,714,173	$16,109,724	$10,876,012	$6,314,721
1,018,621	3,508,633	1,202,917	912,656	840,877	709,950	355,240

—	128,184	208,241	179,444	89,175	115,074	75,990
—	1,361	27,313	6,692	8,075	4,480	4,048
—	540,747	938,577	459,616	597,968	518,856	270,957
—	46,540	239,035	24,811	107,011	135,354	84,336
617	—	—	—	—	—	—
251,958	—	—	—	—	—	—
40,294	—	—	—	—	—	—
24,144	—	—	—	—	—	—
—	48,913	96,742	—	—	—	—
—	85,928	127,400	—	—	—	—
—	24,770	41,006	—	24,286	—	20,830

$—	$21.06	$21.79	$19.49	$19.63	$14.11	$15.30
—	21.06	13.58	19.49	19.63	14.11	15.30
—	21.06	21.79	19.49	19.63	14.11	15.30
—	21.06	13.58	19.49	19.63	14.11	15.30
18.01	—	—	—	—	—	—
17.67	—	—	—	—	—	—
14.92	—	—	—	—	—	—
17.67	—	—	—	—	—	—
—	21.06	21.79	—	—	—	—
—	21.06	21.79	—	—	—	—
—	21.06	21.79	—	19.63	—	15.30

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities (continued)

December 31, 2011

	Franklin
	Small Cap	Franklin
	Value	Strategic Income
	Securities	Securities
	Class 2	Class 2
	Division	Division
Assets
Investments in shares of mutual funds, at market	$11,214,968	$8,251,159

Liabilities	—	—
Net assets	$11,214,968	$8,251,159

Net assets
Applicable to accumulation units:
Benefit Variable Universal Life	$1,324,116	$917,699
Benefit Variable Universal Life II	68,621	264,048
Executive Variable Universal Life	8,671,008	3,764,813
Executive Variable Universal Life II	1,146,086	3,304,599
Flexible Variable Life	—	—
PrinFlex Life®	—	—
Survivorship Flexible Premium Variable Universal Life	—	—
Variable Universal Life Accumulator	154	—
Variable Universal Life Accumulator II	1,161	—
Variable Universal Life Income	—	—
Variable Universal Life Income II	3,822	—
Total net assets	$11,214,968	$8,251,159

Investments in shares of mutual funds, at cost	$10,168,653	$8,352,020
Shares of mutual fund owned	722,149	672,466
Accumulation units outstanding:
Benefit Variable Universal Life	76,149	72,209
Benefit Variable Universal Life II	3,946	20,777
Executive Variable Universal Life	498,655	296,236
Executive Variable Universal Life II	65,909	260,024
Flexible Variable Life	—	—
PrinFlex Life®	—	—
Survivorship Flexible Premium Variable Universal Life	—	—
Variable Universal Life Accumulator	9	—
Variable Universal Life Accumulator II	67	—
Variable Universal Life Income	—	—
Variable Universal Life Income II	220	—

Accumulation unit value:
Benefit Variable Universal Life	$17.39	$12.71
Benefit Variable Universal Life II	17.39	12.71
Executive Variable Universal Life	17.39	12.71
Executive Variable Universal Life II	17.39	12.71
Flexible Variable Life	17.31	—
PrinFlex Life®	17.39	—
Survivorship Flexible Premium Variable Universal Life	17.39	—
Variable Universal Life Accumulator	17.39	—
Variable Universal Life Accumulator II	17.39	—
Variable Universal Life Income	17.39	—
Variable Universal Life Income II	17.39	—

See accompanying notes.

	Goldman Sachs	Government
Franklin	VIT Structured	& High	International	Invesco	Invesco	Invesco
U.S. Government	Small Cap Equity	Quality	Emerging	Capital	Capital	Capital
Fund	Institutional	Bond	Markets	Appreciation	Appreciation	Development
Class 2	Service Class I	Class 1	Class 1	Series I	Series II	Series I
Division	Division	Division	Division	Division	Division	Division

$209,232	$1,191,725	$42,060,568	$30,633,085	$2,193,932	$593,542	$2,511,193

—	—	—	—	—	—	—
$209,232	$1,191,725	$42,060,568	$30,633,085	$2,193,932	$593,542	$2,511,193

$4,989	$98,968	$3,114,844	$525,352	$132,620	$—	$146,152
6,722	—	71,721	329,894	—	6,949	19,206
18,184	1,092,757	13,544,155	5,547,185	970,524	—	1,760,409
179,337	—	1,592,186	2,226,991	—	2,492	21,407
—	—	230,903	218,400	—	—	3,709
—	—	10,571,837	7,083,990	640,379	—	418,517
—	—	1,610,201	662,573	169,559	—	36,068
—	—	3,920,495	2,539,102	280,850	—	105,725
—	—	3,360,148	4,419,398	—	349,326	—
—	—	3,204,279	5,302,489	—	169,266	—
—	—	839,799	1,777,711	—	65,509	—
$209,232	$1,191,725	$42,060,568	$30,633,085	$2,193,932	$593,542	$2,511,193

$206,377	$1,169,744	$40,730,472	$33,908,697	$2,172,853	$620,898	$2,977,282
15,591	104,537	3,858,768	2,130,256	102,424	28,183	201,702

454	9,632	257,408	16,860	16,052	—	17,691
611	—	5,927	10,587	—	853	2,325
1,653	106,350	1,119,254	178,023	117,470	—	213,087
16,306	—	131,575	71,470	—	306	2,591
—	—	19,531	7,534	—	—	451
—	—	873,629	227,343	77,512	—	50,659
—	—	133,065	21,263	20,523	—	4,366
—	—	323,987	81,486	33,994	—	12,798
—	—	277,681	141,828	—	42,873	—
—	—	264,790	170,169	—	20,774	—
—	—	69,400	57,051	—	8,040	—

$11.00	$10.28	$12.10	$31.16	$8.26	$—	$8.26
11.00	—	12.10	31.16	—	8.15	8.26
11.00	10.28	12.10	31.16	8.26	—	8.26
11.00	—	12.10	31.16	—	8.15	8.26
—	—	11.82	28.99	7.92	—	8.22
—	—	12.10	31.16	8.26	—	8.26
—	—	12.10	31.16	8.26	—	8.26
—	—	12.10	31.16	8.26	—	8.26
—	—	12.10	31.16	—	8.15	—
—	—	12.10	31.16	—	8.15	—
—	—	12.10	31.16	—	8.15	—

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities (continued)

December 31, 2011

	Invesco	Invesco
	Core Equity	Core Equity
	Series I	Series II
	Division	Division
Assets
Investments in shares of mutual funds, at market	$8,440,557	$7,675,018

Liabilities	—	—
Net assets	$8,440,557	$7,675,018

Net assets
Applicable to accumulation units:
Benefit Variable Universal Life	$699,605	$—
Benefit Variable Universal Life II	—	15,924
Executive Variable Universal Life	3,689,365	—
Executive Variable Universal Life II	—	1,886,023
Flexible Variable Life	34,410	—
PrinFlex Life®	2,354,363	—
Survivorship Flexible Premium Variable Universal Life	398,026	—
Variable Universal Life Accumulator	1,264,788	—
Variable Universal Life Accumulator II	—	2,846,879
Variable Universal Life Income	—	2,676,028
Variable Universal Life Income II	—	250,164
Total net assets	$8,440,557	$7,675,018

Investments in shares of mutual funds, at cost	$7,673,401	$7,277,046
Shares of mutual fund owned	315,889	289,514
Accumulation units outstanding:
Benefit Variable Universal Life	55,902	—
Benefit Variable Universal Life II	—	882
Executive Variable Universal Life	294,798	—
Executive Variable Universal Life II	—	104,479
Flexible Variable Life	2,978	—
PrinFlex Life®	188,125	—
Survivorship Flexible Premium Variable Universal Life	31,804	—
Variable Universal Life Accumulator	101,064	—
Variable Universal Life Accumulator II	—	157,703
Variable Universal Life Income	—	148,248
Variable Universal Life Income II	—	13,858

Accumulation unit value:
Benefit Variable Universal Life	$12.51	$—
Benefit Variable Universal Life II	—	18.05
Executive Variable Universal Life	12.51	—
Executive Variable Universal Life II	—	18.05
Flexible Variable Life	11.56	—
PrinFlex Life®	12.51	—
Survivorship Flexible Premium Variable Universal Life	12.51	—
Variable Universal Life Accumulator	12.51	—
Variable Universal Life Accumulator II	—	18.05
Variable Universal Life Income	—	18.05
Variable Universal Life Income II	—	18.05

See accompanying notes.

Invesco	Invesco	Invesco	Invesco		Janus	Janus
Global	International	Mid Cap	Small Cap	Invesco	Aspen	Aspen
Health Care	Growth	Core Equity	Equity	Technology	Balanced	Enterprise
Series I	Series I	Series II	Series I	Series I	Service Shares	Service Shares
Division	Division	Division	Division	Division	Division	Division

$7,497,483	$9,715,861	$720,819	$10,652,026	$3,779,266	$5,768,571	$9,458,368

—	—	—	—	—	—	—
$7,497,483	$9,715,861	$720,819	$10,652,026	$3,779,266	$5,768,571	$9,458,368

$603,014	$981,457	$27,201	$772,100	$268,430	$94,134	$243,943
11,737	94,139	—	33,823	—	219,613	57,094
2,430,516	6,835,334	686,418	6,380,350	2,271,417	3,467,581	5,228,522
73,567	1,804,931	707	2,143,646	—	1,987,243	744,396
8,753	—	—	6,916	37,368	—	7,213
1,869,039	—	—	990,147	822,608	—	2,195,083
79,345	—	—	82,246	90,706	—	64,923
791,211	—	—	242,798	288,737	—	917,194
994,933	—	3,516	—	—	—	—
464,809	—	2,811	—	—	—	—
170,559	—	166	—	—	—	—
$7,497,483	$9,715,861	$720,819	$10,652,026	$3,779,266	$5,768,571	$9,458,368

$7,148,217	$9,343,299	$648,619	$9,965,030	$3,584,747	$5,941,052	$8,262,572
431,634	368,444	62,844	649,118	249,292	207,951	256,255

45,901	51,158	2,244	73,908	38,113	5,448	17,858
893	4,907	—	3,095	—	12,709	4,180
185,017	356,288	56,634	610,750	322,517	200,671	382,761
5,600	94,082	58	196,133	—	115,003	54,495
722	—	—	686	5,746	—	572
142,276	—	—	94,780	116,801	—	160,694
6,040	—	—	7,873	12,879	—	4,753
60,229	—	—	23,242	40,999	—	67,145
75,737	—	290	—	—	—	—
35,382	—	232	—	—	—	—
12,983	—	14	—	—	—	—

$13.14	$19.18	$12.12	$10.45	$7.04	$17.28	$13.66
13.14	19.18	12.12	10.93	—	17.28	13.66
13.14	19.18	12.12	10.45	7.04	17.28	13.66
13.14	19.18	12.12	10.93	—	17.28	13.66
12.13	—	12.06	10.09	6.50	—	12.61
13.14	—	12.12	10.45	7.04	—	13.66
13.14	—	12.12	10.45	7.04	—	13.66
13.14	—	12.12	10.45	7.04	—	13.66
13.14	—	12.12	—	—	—	—
13.14	—	12.12	—	—	—	—
13.14	—	12.12	—	—	—	—

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities (continued)

December 31, 2011

	Janus	Janus
	Aspen	Aspen
	Flexible Bond	Forty
	Service Shares	Service Shares
	Division	Division
Assets
Investments in shares of mutual funds, at market	$39,091,774	$3,192,241

Liabilities	—	—
Net assets	$39,091,774	$3,192,241

Net assets
Applicable to accumulation units:
Benefit Variable Universal Life	$2,719,068	$—
Benefit Variable Universal Life II	202,135	93,357
Executive Variable Universal Life	26,964,406	—
Executive Variable Universal Life II	9,206,165	2,842,106
Flexible Variable Life	—	—
PrinFlex Life®	—	—
Survivorship Flexible Premium Variable Universal Life	—	—
Variable Universal Life Accumulator	—	—
Variable Universal Life Accumulator II	—	—
Variable Universal Life Income	—	—
Variable Universal Life Income II	—	256,778
Total net assets	$39,091,774	$3,192,241

Investments in shares of mutual funds, at cost	$39,926,729	$3,465,472
Shares of mutual fund owned	2,968,244	97,592
Accumulation units outstanding:
Benefit Variable Universal Life	146,311	—
Benefit Variable Universal Life II	10,877	11,034
Executive Variable Universal Life	1,450,932	—
Executive Variable Universal Life II	495,375	335,903
Flexible Variable Life	—	—
PrinFlex Life®	—	—
Survivorship Flexible Premium Variable Universal Life	—	—
Variable Universal Life Accumulator	—	—
Variable Universal Life Accumulator II	—	—
Variable Universal Life Income	—	—
Variable Universal Life Income II	—	30,348

Accumulation unit value:
Benefit Variable Universal Life	$18.58	$—
Benefit Variable Universal Life II	18.58	8.46
Executive Variable Universal Life	18.58	—
Executive Variable Universal Life II	18.58	8.46
Flexible Variable Life	—	—
PrinFlex Life®	—	—
Survivorship Flexible Premium Variable Universal Life	—	—
Variable Universal Life Accumulator	—	—
Variable Universal Life Accumulator II	—	—
Variable Universal Life Income	—	—
Variable Universal Life Income II	—	8.46

See accompanying notes.

Janus	Janus
Aspen	Aspen	JP Morgan	JP Morgan	LargeCap	LargeCap	LargeCap
Overseas	Worldwide	Core Bond	Small Cap Core	Blend II	Growth	Growth I
Service Shares	Service Shares	Class I	Class I	Class 1	Class 1	Class 1
Division	Division	Division	Division	Division	Division	Division

$6,798,297	$759,040	$2,809,638	$3,348,943	$12,071,052	$23,329,721	$94,670,325

—	—	—	—	—	—	—
$6,798,297	$759,040	$2,809,638	$3,348,943	$12,071,052	$23,329,721	$94,670,325

$930,681	$261,056	$429,600	$884,585	$466,110	$422,032	$1,084,043
—	1,000	—	—	39,848	27,297	160,561
5,867,616	491,090	2,380,038	2,464,358	1,892,802	4,597,034	8,436,830
—	5,894	—	—	241,412	782,332	7,992,691
—	—	—	—	38,076	42,149	84,698
—	—	—	—	1,921,971	14,278,314	47,267,877
—	—	—	—	181,723	1,000,910	2,678,729
—	—	—	—	1,007,196	499,832	18,957,706
—	—	—	—	3,462,851	589,988	4,130,974
—	—	—	—	2,634,811	1,078,377	2,896,139
—	—	—	—	184,252	11,456	980,077
$6,798,297	$759,040	$2,809,638	$3,348,943	$12,071,052	$23,329,721	$94,670,325

$8,375,860	$834,246	$2,736,872	$3,096,112	$13,616,439	$22,761,387	$80,204,454
181,675	29,766	239,935	235,509	1,762,197	1,611,169	4,444,616

41,927	25,254	34,434	54,726	34,484	30,172	52,550
—	97	—	—	2,948	1,951	7,784
264,333	47,507	190,770	152,461	140,034	328,650	408,992
—	570	—	—	17,860	55,930	387,462
—	—	—	—	3,028	4,390	7,624
—	—	—	—	142,193	1,020,781	2,291,404
—	—	—	—	13,444	112,361	215,954
—	—	—	—	74,516	35,734	919,013
—	—	—	—	256,190	42,179	200,257
—	—	—	—	194,930	77,095	140,392
—	—	—	—	13,631	819	47,511

$22.20	$10.34	$12.48	$16.16	$13.52	$13.99	$20.63
—	10.34	—	—	13.52	13.99	20.63
22.20	10.34	12.48	16.16	13.52	13.99	20.63
—	10.34	—	—	13.52	13.99	20.63
—	—	—	—	12.58	9.60	11.11
—	—	—	—	13.52	13.99	20.63
—	—	—	—	13.52	8.91	12.40
—	—	—	—	13.52	13.99	20.63
—	—	—	—	13.52	13.99	20.63
—	—	—	—	13.52	13.99	20.63
—	—	—	—	13.52	13.99	20.63

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities (continued)

December 31, 2011

	LargeCap	LargeCap
	S&P 500 Index	Value
	Class 1	Class 1
	Division	Division
Assets
Investments in shares of mutual funds, at market	$30,092,576	$48,938,859

Liabilities	—	—
Net assets	$30,092,576	$48,938,859

Net assets
Applicable to accumulation units:
Benefit Variable Universal Life	$—	$174,618
Benefit Variable Universal Life II	270,190	3,290
Executive Variable Universal Life	—	3,652,838
Executive Variable Universal Life II	9,325,238	444,893
Flexible Variable Life	43,126	3,521,378
PrinFlex Life®	11,330,179	18,060,648
Survivorship Flexible Premium Variable Universal Life	1,228,910	1,884,377
Variable Universal Life Accumulator	1,744,788	17,346,590
Variable Universal Life Accumulator II	3,593,959	1,551,283
Variable Universal Life Income	1,884,163	1,712,022
Variable Universal Life Income II	672,023	586,922
Total net assets	$30,092,576	$48,938,859

Investments in shares of mutual funds, at cost	$28,268,649	$57,124,733
Shares of mutual fund owned	3,321,476	2,022,267
Accumulation units outstanding:
Benefit Variable Universal Life	—	10,072
Benefit Variable Universal Life II	23,823	190
Executive Variable Universal Life	—	210,697
Executive Variable Universal Life II	822,202	25,662
Flexible Variable Life	4,036	83,969
PrinFlex Life®	998,977	1,041,744
Survivorship Flexible Premium Variable Universal Life	107,911	160,981
Variable Universal Life Accumulator	153,837	1,000,560
Variable Universal Life Accumulator II	316,878	89,479
Variable Universal Life Income	166,126	98,750
Variable Universal Life Income II	59,252	33,854

Accumulation unit value:
Benefit Variable Universal Life	$—	$17.34
Benefit Variable Universal Life II	11.34	17.34
Executive Variable Universal Life	—	17.34
Executive Variable Universal Life II	11.34	17.34
Flexible Variable Life	10.68	41.94
PrinFlex Life®	11.34	17.34
Survivorship Flexible Premium Variable Universal Life	11.39	11.71
Variable Universal Life Accumulator	11.34	17.34
Variable Universal Life Accumulator II	11.34	17.34
Variable Universal Life Income	11.34	17.34
Variable Universal Life Income II	11.34	17.34

See accompanying notes.

		MFS VIT		MFS VIT
MFS VIT	MFS VIT	MidCap	MFS VIT	Research	MFS VIT	MFS VIT
Global Equity	Growth	Growth	New Discovery	International	Total Return	Utilities
Service Class	Service Class	Service Class	Service Class	Service Class	Service Class	Service Class
Division	Division	Division	Division	Division	Division	Division

$526,825	$3,803,734	$383,171	$7,635,873	$1,634,570	$366,681	$928,228

—	—	—	—	—	—	—
$526,825	$3,803,734	$383,171	$7,635,873	$1,634,570	$366,681	$928,228

$30,850	$753,336	$107,275	$841,792	$210,679	$—	$—
21,342	14,770	—	78,424	76,029	404	23,772
443,951	2,241,811	275,896	4,413,514	427,658	—	—
30,682	793,817	—	1,075,553	920,204	366,277	436,363
—	—	—	—	—	—	—
—	—	—	15,136	—	—	—
—	—	—	—	—	—	—
—	—	—	11,360	—	—	—
—	—	—	404,539	—	—	—
—	—	—	567,392	—	—	—
—	—	—	228,163	—	—	468,093
$526,825	$3,803,734	$383,171	$7,635,873	$1,634,570	$366,681	$928,228

$527,535	$3,647,924	$387,828	$9,072,265	$1,764,126	$378,650	$872,738
41,548	157,635	69,922	555,740	151,489	20,026	36,076

2,393	49,301	10,060	53,837	27,001	—	—
1,655	967	—	5,016	9,744	38	2,335
34,434	146,711	25,872	282,268	54,808	—	—
2,380	51,950	—	68,788	117,934	34,270	42,861
—	—	—	—	—	—	—
—	—	—	968	—	—	—
—	—	—	—	—	—	—
—	—	—	727	—	—	—
—	—	—	25,873	—	—	—
—	—	—	36,288	—	—	—
—	—	—	14,592	—	—	45,978

$12.89	$15.28	$10.66	$15.64	$7.80	$—	$—
12.89	15.28	—	15.64	7.80	10.69	10.18
12.89	15.28	10.66	15.64	7.80	—	—
12.89	15.28	—	15.64	7.80	10.69	10.18
—	—	—	15.56	—	—	—
—	—	—	15.64	—	—	—
—	—	—	15.64	—	—	—
—	—	—	15.64	—	—	—
—	—	—	15.64	—	—	—
—	—	—	15.64	—	—	—
—	—	—	15.64	—	—	10.18

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities (continued)

December 31, 2011

	MFS VIT	MidCap
	Value	Blend
	Service Class	Class 1
	Division	Division
Assets
Investments in shares of mutual funds, at market	$13,437,412	$123,200,200

Liabilities	—	—
Net assets	$13,437,412	$123,200,200

Net assets
Applicable to accumulation units:
Benefit Variable Universal Life	$1,012,372	$3,643,505
Benefit Variable Universal Life II	178,961	180,434
Executive Variable Universal Life	11,101,932	20,580,913
Executive Variable Universal Life II	1,144,147	2,029,640
Flexible Variable Life	—	12,484,606
PrinFlex Life®	—	49,057,809
Survivorship Flexible Premium Variable Universal Life	—	3,525,729
Variable Universal Life Accumulator	—	7,873,593
Variable Universal Life Accumulator II	—	11,499,812
Variable Universal Life Income	—	10,248,533
Variable Universal Life Income II	—	2,075,626
Total net assets	$13,437,412	$123,200,200

Investments in shares of mutual funds, at cost	$12,166,593	$103,355,880
Shares of mutual fund owned	1,071,564	3,041,229
Accumulation units outstanding:
Benefit Variable Universal Life	67,844	101,221
Benefit Variable Universal Life II	11,993	5,013
Executive Variable Universal Life	743,997	571,764
Executive Variable Universal Life II	76,675	56,385
Flexible Variable Life	—	116,155
PrinFlex Life®	—	1,362,888
Survivorship Flexible Premium Variable Universal Life	—	123,701
Variable Universal Life Accumulator	—	218,738
Variable Universal Life Accumulator II	—	319,479
Variable Universal Life Income	—	284,716
Variable Universal Life Income II	—	57,663

Accumulation unit value:
Benefit Variable Universal Life	$14.92	$36.00
Benefit Variable Universal Life II	14.92	36.00
Executive Variable Universal Life	14.92	36.00
Executive Variable Universal Life II	14.92	36.00
Flexible Variable Life	—	107.48
PrinFlex Life®	—	36.00
Survivorship Flexible Premium Variable Universal Life	—	28.50
Variable Universal Life Accumulator	—	36.00
Variable Universal Life Accumulator II	—	36.00
Variable Universal Life Income	—	36.00
Variable Universal Life Income II	—	36.00

See accompanying notes.

				Oppenheimer
	Neuberger	Neuberger	Neuberger	Main Street	PIMCO	PIMCO
Money	Berman AMT	Berman AMT	Berman AMT	Small &	High Yield	Real Return
Market	Guardian	Partners	Small-Cap Growth	Mid Cap	Administrative	Administrative
Class 1	I Class	I Class	S Class	Service Shares	Class	Class
Division	Division	Division	Division	Division	Division	Division

$216,591,794	$1,962,761	$4,051,947	$399,086	$337,029	$1,746,393	$5,038,096

—	—	—	—	—	—	—
$216,591,794	$1,962,761	$4,051,947	$399,086	$337,029	$1,746,393	$5,038,096

$12,819,505	$45,365	$368,087	$88,216	$72,112	$32,013	$170,838
837,143	33,034	1,493	2,625	17,550	56,572	29,452
125,555,246	1,687,952	3,481,780	308,245	32,619	336,014	2,459,292
39,122,113	196,410	38,378	—	57,403	1,321,794	2,378,514
498,901	—	—	—	—	—	—
17,017,955	—	—	—	—	—	—
2,570,524	—	—	—	—	—	—
3,053,946	—	—	—	—	—	—
6,604,602	—	—	—	—	—	—
4,795,422	—	—	—	—	—	—
3,716,437	—	162,209	—	157,345	—	—
$216,591,794	$1,962,761	$4,051,947	$399,086	$337,029	$1,746,393	$5,038,096

$216,591,778	$1,891,538	$4,217,884	$361,195	$316,097	$1,773,786	$5,032,122
216,591,794	107,313	405,600	32,901	19,802	233,788	361,154

843,403	3,218	38,691	9,550	6,271	2,630	14,314
55,076	2,343	157	284	1,526	4,647	2,468
8,260,358	119,737	365,983	33,371	2,836	27,595	206,054
2,573,869	13,933	4,034	—	4,991	108,553	199,287
24,291	—	—	—	—	—	—
1,119,622	—	—	—	—	—	—
191,268	—	—	—	—	—	—
200,921	—	—	—	—	—	—
434,521	—	—	—	—	—	—
315,494	—	—	—	—	—	—
244,516	—	17,050	—	13,682	—	—

$15.20	$14.10	$9.51	$9.24	$11.50	$12.18	$11.94
15.20	14.10	9.51	9.24	11.50	12.18	11.94
15.20	14.10	9.51	9.24	11.50	12.18	11.94
15.20	14.10	9.51	9.24	11.50	12.18	11.94
20.52	—	—	—	—	—	—
15.20	—	—	—	—	—	—
13.44	—	—	—	—	—	—
15.20	—	—	—	—	—	—
15.20	—	—	—	—	—	—
15.20	—	—	—	—	—	—
15.20	—	9.51	—	11.50	—	—

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities (continued)

December 31, 2011

	PIMCO	PIMCO
	Short-Term	Total Return
	Administrative	Administrative
	Class	Class
	Division	Division
Assets
Investments in shares of mutual funds, at market	$2,101,962	$18,108,541

Liabilities	—	—
Net assets	$2,101,962	$18,108,541

Net assets
Applicable to accumulation units:
Benefit Variable Universal Life	$8,964	$479,551
Benefit Variable Universal Life II	82,275	166,672
Executive Variable Universal Life	757,906	5,796,048
Executive Variable Universal Life II	1,252,817	11,666,270
Flexible Variable Life	—	—
PrinFlex Life®	—	—
Survivorship Flexible Premium Variable Universal Life	—	—
Variable Universal Life Accumulator	—	—
Variable Universal Life Accumulator II	—	—
Variable Universal Life Income	—	—
Variable Universal Life Income II	—	—
Total net assets	$2,101,962	$18,108,541

Investments in shares of mutual funds, at cost	$2,117,771	$18,347,805
Shares of mutual fund owned	207,704	1,643,243
Accumulation units outstanding:
Benefit Variable Universal Life	873	42,995
Benefit Variable Universal Life II	8,013	14,942
Executive Variable Universal Life	73,816	519,644
Executive Variable Universal Life II	122,018	1,045,895
Flexible Variable Life	—	—
PrinFlex Life®	—	—
Survivorship Flexible Premium Variable Universal Life	—	—
Variable Universal Life Accumulator	—	—
Variable Universal Life Accumulator II	—	—
Variable Universal Life Income	—	—
Variable Universal Life Income II	—	—

Accumulation unit value:
Benefit Variable Universal Life	$10.27	$11.15
Benefit Variable Universal Life II	10.27	11.15
Executive Variable Universal Life	10.27	11.15
Executive Variable Universal Life II	10.27	11.15
Flexible Variable Life	—	—
PrinFlex Life®	—	—
Survivorship Flexible Premium Variable Universal Life	—	—
Variable Universal Life Accumulator	—	—
Variable Universal Life Accumulator II	—	—
Variable Universal Life Income	—	—
Variable Universal Life Income II	—	—

See accompanying notes.

Principal
LifeTime	Principal	Principal	Principal	Principal	Principal	Putnam VT
Strategic	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	Growth &
Income	2010	2020	2030	2040	2050	Income
Class 1	Class 1	Class 1	Class 1	Class 1	Class 1	Class IB
Division	Division	Division	Division	Division	Division	Division

$4,761,008	$9,708,094	$29,376,214	$20,856,454	$11,693,769	$7,287,515	$336,717

—	—	—	—	—	—	—
$4,761,008	$9,708,094	$29,376,214	$20,856,454	$11,693,769	$7,287,515	$336,717

$165,740	$513,331	$2,963,273	$1,520,697	$794,104	$1,195,206	$336,452
44,316	39,047	401,807	153,568	74,177	160,118	—
3,268,483	7,294,917	17,408,608	9,023,563	1,248,587	929,048	265
407,185	778,034	4,031,580	2,444,976	2,310,465	163,731	—
—	—	21,107	—	271	2,418	—
181,060	64,351	480,520	114,921	26,087	49,883	—
39,040	—	—	—	—	—	—
21,829	36,035	7,040	—	—	2,852	—
241,650	481,743	982,406	1,291,616	1,170,514	1,011,305	—
366,336	447,380	2,812,603	5,017,442	5,408,892	3,316,717	—
25,369	53,256	267,270	1,289,671	660,672	456,237	—
$4,761,008	$9,708,094	$29,376,214	$20,856,454	$11,693,769	$7,287,515	$336,717

$4,669,031	$9,615,895	$27,924,959	$20,799,967	$12,051,587	$7,362,033	$318,403
464,489	937,075	2,760,923	1,960,193	1,084,765	684,917	22,008

12,495	38,181	217,440	115,075	60,110	91,279	29,564
3,341	2,904	29,484	11,621	5,615	12,228	—
246,401	542,597	1,277,409	682,828	94,513	70,951	23
30,697	57,870	295,829	185,017	174,892	12,504	—
—	—	1,315	—	17	147	—
13,650	4,786	35,260	8,696	1,975	3,810	—
2,943	—	—	—	—	—	—
1,646	2,680	517	—	—	218	—
18,218	35,832	72,087	97,736	88,602	77,235	—
27,618	33,277	206,383	379,681	409,429	253,299	—
1,913	3,961	19,612	97,592	50,010	34,843	—

$13.26	$13.44	$13.63	$13.21	$13.21	$13.09	$11.38
13.26	13.44	13.63	13.21	13.21	13.09	—
13.26	13.44	13.63	13.21	13.21	13.09	11.38
13.26	13.44	13.63	13.21	13.21	13.09	—
14.36	15.74	16.06	16.17	16.35	16.41	—
13.26	13.44	13.63	13.21	13.21	13.09	—
13.26	13.44	13.63	13.21	13.21	13.09	—
13.26	13.44	13.63	13.21	13.21	13.09	—
13.26	13.44	13.63	13.21	13.21	13.09	—
13.26	13.44	13.63	13.21	13.21	13.09	—
13.26	13.44	13.63	13.21	13.21	13.09	—

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities (continued)

December 31, 2011

	Putnam VT
	International	Putnam VT
	Equity	Voyager
	Class IB	Class IB
	Division	Division
Assets
Investments in shares of mutual funds, at market	$1,135,575	$20,286,711

Liabilities	—	—
Net assets	$1,135,575	$20,286,711

Net assets
Applicable to accumulation units:
Benefit Variable Universal Life	$491,119	$171,948
Benefit Variable Universal Life II	—	—
Executive Variable Universal Life	644,456	2,232,221
Executive Variable Universal Life II	—	—
Flexible Variable Life	—	13,341
PrinFlex Life®	—	15,841,807
Survivorship Flexible Premium Variable Universal Life	—	805,852
Variable Universal Life Accumulator	—	1,220,347
Variable Universal Life Accumulator II	—	1,177
Variable Universal Life Income	—	—
Variable Universal Life Income II	—	18
Total net assets	$1,135,575	$20,286,711

Investments in shares of mutual funds, at cost	$1,272,741	$21,652,085
Shares of mutual fund owned	119,660	638,750
Accumulation units outstanding:
Benefit Variable Universal Life	41,354	13,351
Benefit Variable Universal Life II	—	—
Executive Variable Universal Life	54,266	173,319
Executive Variable Universal Life II	—	—
Flexible Variable Life	—	1,468
PrinFlex Life®	—	1,230,029
Survivorship Flexible Premium Variable Universal Life	—	75,255
Variable Universal Life Accumulator	—	94,751
Variable Universal Life Accumulator II	—	91
Variable Universal Life Income	—	—
Variable Universal Life Income II	—	1

Accumulation unit value:
Benefit Variable Universal Life	$11.88	$12.88
Benefit Variable Universal Life II	—	12.88
Executive Variable Universal Life	11.88	12.88
Executive Variable Universal Life II	—	12.88
Flexible Variable Life	—	9.09
PrinFlex Life®	—	12.88
Survivorship Flexible Premium Variable Universal Life	—	10.71
Variable Universal Life Accumulator	—	12.88
Variable Universal Life Accumulator II	—	12.88
Variable Universal Life Income	—	12.88
Variable Universal Life Income II	—	12.88

See accompanying notes.

		SAM	SAM	SAM	SAM
	SAM	Conservative	Conservative	Flexible	Strategic
Real Estate	Balanced	Balanced	Growth	Income	Growth	Short-Term
Securities	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Income
Class 1	Class 1	Class 1	Class 1	Class 1	Class 1	Class 1
Division	Division	Division	Division	Division	Division	Division

$45,597,279	$26,417,631	$13,811,091	$26,007,359	$10,304,814	$25,094,458	$15,950,131

—	—	—	—	—	—	—
$45,597,279	$26,417,631	$13,811,091	$26,007,359	$10,304,814	$25,094,458	$15,950,131

$4,035,049	$320,643	$161,713	$438,711	$75,443	$995,048	$724,542
191,913	203,366	33,246	388,211	33,920	215,868	318,191
18,866,113	4,290,474	1,924,331	1,995,383	2,202,762	3,794,255	3,971,983
1,931,716	3,581,722	7,372,251	1,982,015	2,017,484	1,704,250	4,137,769
74,653	25,910	—	28,839	39,815	8,304	132,606
8,704,970	2,905,198	970,566	2,273,488	1,176,407	2,123,985	1,745,101
987,732	264,866	77,521	724,431	66,102	131,419	253,576
2,739,539	571,328	60,884	167,980	546,857	440,390	452,041
4,024,503	3,353,324	959,577	1,993,610	795,219	2,022,954	1,639,393
3,329,929	4,080,301	554,952	5,743,221	2,384,883	5,844,540	1,175,655
711,162	6,820,499	1,696,050	10,271,470	965,922	7,813,445	1,399,274
$45,597,279	$26,417,631	$13,811,091	$26,007,359	$10,304,814	$25,094,458	$15,950,131

$41,107,861	$25,613,757	$13,814,647	$23,971,192	$10,292,659	$23,613,706	$15,918,788
3,168,678	1,789,812	1,204,105	1,734,981	829,695	1,543,325	6,279,579

102,010	29,395	13,924	43,740	6,192	105,101	62,396
4,852	18,643	2,863	38,705	2,784	22,801	27,405
476,956	393,327	165,691	198,942	180,794	400,766	342,056
48,836	328,353	634,773	197,609	165,587	180,010	356,333
2,364	1,678	—	1,799	2,771	506	11,689
220,071	266,332	83,569	226,669	96,555	224,345	150,283
23,201	24,281	6,675	72,226	5,425	13,881	21,837
69,259	52,376	5,242	16,748	44,884	46,516	38,929
101,744	307,414	82,623	198,765	65,268	213,673	141,180
84,185	374,059	47,783	572,605	195,742	617,326	101,244
17,979	625,266	146,035	1,024,076	79,279	825,291	120,502

$39.56	$10.91	$11.61	$10.03	$12.18	$9.47	$11.61
39.56	10.91	11.61	10.03	12.18	9.47	11.61
39.56	10.91	11.61	10.03	12.18	9.47	11.61
39.56	10.91	11.61	10.03	12.18	9.47	11.61
31.58	15.44	14.72	16.03	14.37	16.41	11.34
39.56	10.91	11.61	10.03	12.18	9.47	11.61
42.57	10.91	11.61	10.03	12.18	9.47	11.61
39.56	10.91	11.61	10.03	12.18	9.47	11.61
39.56	10.91	11.61	10.03	12.18	9.47	11.61
39.56	10.91	11.61	10.03	12.18	9.47	11.61
39.56	10.91	11.61	10.03	12.18	9.47	11.61

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities (continued)

December 31, 2011

	SmallCap	SmallCap
	Blend	Growth II
	Class 1	Class 1
	Division	Division
Assets
Investments in shares of mutual funds, at market	$19,390,752	$18,522,918

Liabilities	—	—
Net assets	$19,390,752	$18,522,918

Net assets
Applicable to accumulation units:
Benefit Variable Universal Life	$261,222	$768,408
Benefit Variable Universal Life II	374	17,266
Executive Variable Universal Life	331,470	3,721,707
Executive Variable Universal Life II	21,003	605,566
Flexible Variable Life	110,959	19,325
PrinFlex Life®	5,533,545	9,187,120
Survivorship Flexible Premium Variable Universal Life	469,832	625,968
Variable Universal Life Accumulator	10,705,434	859,192
Variable Universal Life Accumulator II	937,354	1,380,358
Variable Universal Life Income	884,240	1,117,582
Variable Universal Life Income II	135,319	220,426
Total net assets	$19,390,752	$18,522,918

Investments in shares of mutual funds, at cost	$19,519,053	$17,109,614
Shares of mutual fund owned	2,376,318	1,734,356
Accumulation units outstanding:
Benefit Variable Universal Life	18,179	64,871
Benefit Variable Universal Life II	26	1,458
Executive Variable Universal Life	23,069	314,187
Executive Variable Universal Life II	1,462	51,122
Flexible Variable Life	9,135	2,718
PrinFlex Life®	385,117	775,583
Survivorship Flexible Premium Variable Universal Life	31,430	66,754
Variable Universal Life Accumulator	745,064	72,535
Variable Universal Life Accumulator II	65,237	116,531
Variable Universal Life Income	61,540	94,347
Variable Universal Life Income II	9,418	18,608

Accumulation unit value:
Benefit Variable Universal Life	$14.37	$11.85
Benefit Variable Universal Life II	14.37	11.85
Executive Variable Universal Life	14.37	11.85
Executive Variable Universal Life II	14.37	11.85
Flexible Variable Life	12.15	7.11
PrinFlex Life®	14.37	11.85
Survivorship Flexible Premium Variable Universal Life	14.95	9.38
Variable Universal Life Accumulator	14.37	11.85
Variable Universal Life Accumulator II	14.37	11.85
Variable Universal Life Income	14.37	11.85
Variable Universal Life Income II	14.37	11.85

See accompanying notes.

		Templeton
		Developing	Templeton	Templeton	Van Eck	Van Eck
SmallCap	T. Rowe Price	Markets	Foreign	Global Bond	Global	Global
Value I	Equity Income	Securities	Securities	Securities	Hard Assets	Hard Assets
Class 1	Portfolio II	Class 2	Class 2	Class 2	Initial Class	Service Class
Division	Division	Division	Division	Division	Division	Division

$23,912,394	$1,315,051	$5,556,958	$9,467,390	$8,155,898	$4,292,928	$289,863

—	—	—	—	—	—	—
$23,912,394	$1,315,051	$5,556,958	$9,467,390	$8,155,898	$4,292,928	$289,863

$1,825,572	$137,375	$208,143	$49,600	$368,007	$341,490	$—
32,593	—	32,941	65,046	442,565	143,941	—
6,769,854	1,177,676	3,530,784	2,789,287	3,554,045	2,886,393	—
128,824	—	1,785,090	6,563,457	3,140,286	921,104	—
122,392	—	—	—	2,549	—	119
7,944,463	—	—	—	98,503	—	93,602
781,334	—	—	—	39,476	—	2,509
1,984,530	—	—	—	23,594	—	8,196
2,035,492	—	—	—	320,827	—	113,479
2,024,496	—	—	—	125,144	—	14,175
262,844	—	—	—	40,902	—	57,783
$23,912,394	$1,315,051	$5,556,958	$9,467,390	$8,155,898	$4,292,928	$289,863

$23,664,945	$1,355,665	$6,117,584	$10,621,181	$8,574,603	$4,789,914	$317,697
1,836,589	67,891	589,911	753,773	449,361	139,607	9,630

72,396	12,342	14,663	5,810	27,427	35,558	—
1,293	—	2,321	7,619	32,984	14,988	—
268,471	105,805	248,735	326,719	264,881	300,552	—
5,109	—	125,755	768,800	234,042	95,912	—
7,250	—	—	—	191	—	14
315,053	—	—	—	7,341	—	11,335
28,909	—	—	—	2,942	—	304
78,701	—	—	—	1,758	—	993
80,722	—	—	—	23,911	—	13,742
80,285	—	—	—	9,327	—	1,717
10,424	—	—	—	3,048	—	6,997

$25.22	$11.13	$14.19	$8.54	$13.42	$9.60	$—
25.22	—	14.19	8.54	13.42	9.60	—
25.22	11.13	14.19	8.54	13.42	9.60	—
25.22	—	14.19	8.54	13.42	9.60	—
16.88	—	—	—	13.36	—	8.22
25.22	—	—	—	13.42	—	8.26
27.03	—	—	—	13.42	—	8.26
25.22	—	—	—	13.42	—	8.26
25.22	—	—	—	13.42	—	8.26
25.22	—	—	—	13.42	—	8.26
25.22	—	—	—	13.42	—	8.26

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities (continued)

December 31, 2011

	Vanguard	Vanguard
	VIF	VIF Equity
	Balanced	Index
	Division	Division
Assets
Investments in shares of mutual funds, at market	$35,200,511	$47,594,036

Liabilities	—	—
Net assets	$35,200,511	$47,594,036

Net assets
Applicable to accumulation units:
Benefit Variable Universal Life	$9,174,665	$4,750,586
Benefit Variable Universal Life II	—	—
Executive Variable Universal Life	26,025,846	42,843,450
Executive Variable Universal Life II	—	—
Flexible Variable Life	—	—
PrinFlex Life®	—	—
Survivorship Flexible Premium Variable Universal Life	—	—
Variable Universal Life Accumulator	—	—
Variable Universal Life Accumulator II	—	—
Variable Universal Life Income	—	—
Variable Universal Life Income II	—	—
Total net assets	$35,200,511	$47,594,036

Investments in shares of mutual funds, at cost	$32,161,974	$42,001,156
Shares of mutual fund owned	1,862,461	2,082,890
Accumulation units outstanding:
Benefit Variable Universal Life	515,411	347,712
Benefit Variable Universal Life II	—	—
Executive Variable Universal Life	1,462,048	3,135,799
Executive Variable Universal Life II	—	—
Flexible Variable Life	—	—
PrinFlex Life®	—	—
Survivorship Flexible Premium Variable Universal Life	—	—
Variable Universal Life Accumulator	—	—
Variable Universal Life Accumulator II	—	—
Variable Universal Life Income	—	—
Variable Universal Life Income II	—	—

Accumulation unit value:
Benefit Variable Universal Life	$17.80	$13.66
Benefit Variable Universal Life II	—	—
Executive Variable Universal Life	17.80	13.66
Executive Variable Universal Life II	—	—
Flexible Variable Life	—	—
PrinFlex Life®	—	—
Survivorship Flexible Premium Variable Universal Life	—	—
Variable Universal Life Accumulator	—	—
Variable Universal Life Accumulator II	—	—
Variable Universal Life Income	—	—
Variable Universal Life Income II	—	—

See accompanying notes.

	Wells Fargo	Wells Fargo	Wells Fargo
Vanguard	Advantage VT	Advantage VT	Advantage VT
VIF	Index Asset	Intrinsic	Omega
Mid-Cap	Allocation	Value	Growth
Index	Class 2	Class 2	Class 2
Division	Division	Division	Division

$18,657,323	$1,013,346	$935,522	$2,298,681

—	—	—	—
$18,657,323	$1,013,346	$935,522	$2,298,681

$2,800,791	$3,855	$3,989	$—
64,780	—	—	—
13,829,966	4,497	—	1,392,137
1,961,786	—	—	—
—	8,072	153,728	5,854
—	202,296	100,195	344,243
—	64,806	128,216	43,321
—	132,085	36,281	65,732
—	134,936	115,455	230,480
—	462,799	397,658	216,914
—	—	—	—
$18,657,323	$1,013,346	$935,522	$2,298,681

$16,905,466	$988,370	$865,361	$2,030,045
1,287,600	83,817	75,324	102,254

158,785	259	347	—
3,673	—	—	—
784,080	302	—	119,815
111,223	—	—	—
—	582	13,533	509
—	13,576	8,724	29,630
—	4,349	11,163	3,729
—	8,867	3,157	5,657
—	9,056	10,052	19,838
—	31,059	34,620	18,670
—	—	—	—

$17.64	$14.90	$11.49	$11.62
17.64	—	—	—
17.64	14.90	11.49	11.62
17.64	—	—	—
—	13.86	11.36	11.49
—	14.90	11.49	11.62
—	14.90	11.49	11.62
—	14.90	11.49	11.62
—	14.90	11.49	11.62
—	14.90	11.49	11.62
—	—	—	—

Principal Life Insurance Company
Variable Life Separate Account

Statements of Operations

Year Ended December 31, 2011

	AllianceBernstein	AllianceBernstein
	Global Thematic	International
	Growth	Growth
	Class A	Class A
	Division	Division
Investment income (loss)
Income:
Dividends	$411	$15,323

Expenses:
Mortality and expense risks	—	—
Net investment income (loss)	411	15,323

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(4,294)	9,105
Capital gains distributions	—	—
Total realized gains (losses) on investments	(4,294)	9,105

Change in net unrealized appreciation or depreciation of
investments	(17,183)	(86,367)

Net gains (losses) on investments	(21,066)	(61,939)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	$(21,066)	$(61,939)

See accompanying notes.

			American	American	American
AllianceBernstein	AllianceBernstein	AllianceBernstein	Century VP	Century VP	Century VP	American
International	Small Cap	Small/Mid Cap	Income &	Income &	Inflation	Century VP
Value	Growth	Value	Growth	Growth	Protection	International
Class A	Class A	Class A	Class I	Class II	Class II	Class II
Division	Division	Division	Division	Division	Division	Division

$12,868	$—	$2,483	$44,788	$31,102	$32,047	$5,530

—	—	—	112	—	3	—
12,868	—	2,483	44,676	31,102	32,044	5,530

(12,133)	10,906	15,746	(81,143)	8,619	20,054	5,623
—	—	—	—	—	6,756	—
(12,133)	10,906	15,746	(81,143)	8,619	26,810	5,623

(70,516)	(5,020)	(64,316)	120,894	27,765	33,627	(68,477)

(69,781)	5,886	(46,087)	84,427	67,486	92,481	(57,324)

—	—	—	—	—	—	—

$(69,781)	$5,886	$(46,087)	$84,427	$67,486	$92,481	$(57,324)

Principal Life Insurance Company
Variable Life Separate Account

Statements of Operations (continued)

Year Ended December 31, 2011

	American
	Century VP	American
	MidCap Value	Century VP
	Class II	Ultra Class I
	Division	Division
Investment income (loss)
Income:
Dividends	$87,753	$—

Expenses:
Mortality and expense risks	5	112
Net investment income (loss)	87,748	(112)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	591,968	19,636
Capital gains distributions	180,697	—
Total realized gains (losses) on investments	772,665	19,636

Change in net unrealized appreciation or depreciation of
investments	(992,130)	978

Net gains (losses) on investments	(131,717)	20,502

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	$(131,717)	$20,502

See accompanying notes.

					Bond &	Calvert EAFE
American	American	American	Asset		Mortgage	International
Century VP	Century VP	Century VP	Allocation	Balanced	Securities	Index
Ultra Class II	Value Class II	Vista Class II	Class 1	Class 1	Class 1	Class F
Division	Division	Division	Division	Division	Division	Division

$—	$292,982	$—	$275,873	$315,114	$46,635	$6,092

—	89	—	669	16,253	13,897	—
—	292,893	—	275,204	298,861	32,738	6,092

163,439	(200,389)	42,700	(78,106)	(102,139)	(215,009)	4,291
—	—	—	737,629	—	—	—
163,439	(200,389)	42,700	659,523	(102,139)	(215,009)	4,291

(134,377)	30,316	(63,450)	(648,888)	341,155	3,586,113	(51,071)

29,062	122,820	(20,750)	285,839	537,877	3,403,842	(40,688)

—	—	—	—	—	—	—

$29,062	$122,820	$(20,750)	$285,839	$537,877	$3,403,842	$(40,688)

Principal Life Insurance Company
Variable Life Separate Account

Statements of Operations (continued)

Year Ended December 31, 2011

		Calvert
		Russell 2000
		Small Cap
	Calvert	Index
	Income	Class F
	Division	Division
Investment income (loss)
Income:
Dividends	$18,953	$15,664

Expenses:
Mortality and expense risks	—	—
Net investment income (loss)	18,953	15,664

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	599	494,168
Capital gains distributions	—	190,200
Total realized gains (losses) on investments	599	684,368

Change in net unrealized appreciation or depreciation of
investments	(5,467)	(1,017,449)

Net gains (losses) on investments	14,085	(317,417)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	$14,085	$(317,417)

(1) Commenced operations May 23, 2011

See accompanying notes.

						Dreyfus
Calvert S&P		Delaware	Delaware			Socially
MidCap 400	Calvert	Small Cap	Smid	Diversified	Dreyfus IP	Responsible
Index	SRI	Value	Cap Growth	International	Core Value	Growth
Class F	Equity	Service Class	Service Class	Class 1	Service Shares	Service Shares
Division	Division	Division	Division (1)	Division	Division	Division

$1,666	$—	$12,580	$—	$547,860	$4,772	$1,001

—	28	22	2	1,215	—	—
1,666	(28)	12,558	(2)	546,645	4,772	1,001

42,554	2,580	84,992	(8,806)	(4,669,657)	(34,962)	6,301
—	—	—	—	—	—	—
42,554	2,580	84,992	(8,806)	(4,669,657)	(34,962)	6,301

(55,099)	(7,200)	(180,482)	(5,593)	(10,116,828)	(13,174)	(5,754)

(10,879)	(4,648)	(82,932)	(14,401)	(14,239,840)	(43,364)	1,548

—	—	—	—	195,039	—	—

$(10,879)	$(4,648)	$(82,932)	$(14,401)	$(14,044,801)	$(43,364)	$1,548

Principal Life Insurance Company
Variable Life Separate Account

Statements of Operations (continued)

Year Ended December 31, 2011

		Dreyfus VIF
	Dreyfus VIF	Opportunistic
	Appreciation	Small Cap
	Service Shares	Service Shares
	Division	Division
Investment income (loss)
Income:
Dividends	$18,817	$10,419

Expenses:
Mortality and expense risks	—	—
Net investment income (loss)	18,817	10,419

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	42,931	(34,257)
Capital gains distributions	—	—
Total realized gains (losses) on investments	42,931	(34,257)

Change in net unrealized appreciation or depreciation of
investments	54,660	(466,379)

Net gains (losses) on investments	116,408	(490,217)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	$116,408	$(490,217)

See accompanying notes.

			Fidelity VIP		Fidelity VIP
Dreyfus VIF	DWS Dreman	Equity	Asset Manager	Fidelity VIP	Contrafund	Fidelity VIP
Quality Bond	Small Mid Cap	Income	Service	Contrafund	Service	Equity-Income
Service Shares	Value Class B	Class 1	Class 2	Initial Class	Class 2	Initial Class
Division	Division	Division	Division	Division	Division	Division

$69,303	$10,416	$110,001	$28,775	$553,296	$535,666	$491,960

—	—	560	—	1,800	—	773
69,303	10,416	109,441	28,775	551,496	535,666	491,187

81,260	146,045	(469,402)	216,881	(399,020)	(827,371)	(549,649)
—	—	—	8,210	—	—	—
81,260	146,045	(469,402)	225,091	(399,020)	(827,371)	(549,649)

(21,727)	(265,640)	259,144	(283,707)	(1,477,265)	(1,724,779)	280,829

128,836	(109,179)	(100,817)	(29,841)	(1,324,789)	(2,016,484)	222,367

—	—	—	—	—	—	—

$128,836	$(109,179)	$(100,817)	$(29,841)	$(1,324,789)	$(2,016,484)	$222,367

Principal Life Insurance Company
Variable Life Separate Account

Statements of Operations (continued)

Year Ended December 31, 2011

	Fidelity VIP	Fidelity VIP
	Equity-Income	Growth
	Service	Service
	Class 2	Class 2
	Division	Division
Investment income (loss)
Income:
Dividends	$417,268	$14,102

Expenses:
Mortality and expense risks	—	71
Net investment income (loss)	417,268	14,031

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(322,612)	293,931
Capital gains distributions	—	37,103
Total realized gains (losses) on investments	(322,612)	331,034

Change in net unrealized appreciation or depreciation of
investments	(55,970)	(413,673)

Net gains (losses) on investments	38,686	(68,608)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	$38,686	$(68,608)

See accompanying notes.

					Franklin	Franklin
	Fidelity VIP	Fidelity VIP	Franklin	Franklin	Mutual	Rising
Fidelity VIP	High Income	Mid Cap	Income	Mutual	Shares	Dividends
High Income	Service	Service	Securities	Global Discovery	Securities	Securities
Initial Class	Class 2	Class 2	Class 2	Class 2	Class 2	Class 2
Division	Division	Division	Division	Division	Division	Division

$379,316	$1,246,313	$8,285	$730,531	$393,332	$248,759	$81,040

123	—	—	—	—	—	—
379,193	1,246,313	8,285	730,531	393,332	248,759	81,040

(51,067)	897,553	800,527	(268,964)	(95,760)	475,133	270,825
—	—	65,100	—	376,389	—	—
(51,067)	897,553	865,627	(268,964)	280,629	475,133	270,825

(107,867)	(1,571,202)	(5,130,251)	(123,955)	(1,281,111)	(909,956)	10,265

220,259	572,664	(4,256,339)	337,612	(607,150)	(186,064)	362,130

—	—	—	—	—	—	—

$220,259	$572,664	$(4,256,339)	$337,612	$(607,150)	$(186,064)	$362,130

Principal Life Insurance Company
Variable Life Separate Account

Statements of Operations (continued)

Year Ended December 31, 2011

	Franklin
	Small Cap	Franklin
	Value	Strategic Income
	Securities	Securities
	Class 2	Class 2
	Division	Division
Investment income (loss)
Income:
Dividends	$83,189	$405,832

Expenses:
Mortality and expense risks	—	—
Net investment income (loss)	83,189	405,832

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	1,306,865	109,616
Capital gains distributions	—	—
Total realized gains (losses) on investments	1,306,865	109,616

Change in net unrealized appreciation or depreciation of
investments	(1,876,863)	(333,206)

Net gains (losses) on investments	(486,809)	182,242

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	$(486,809)	$182,242

(1) Commenced operations April 29, 2011

See accompanying notes.

	Goldman Sachs	Government
Franklin	VIT Structured	& High	International	Invesco	Invesco	Invesco
U.S. Government	Small Cap Equity	Quality	Emerging	Capital	Capital	Capital
Fund	Institutional	Bond	Markets	Appreciation	Appreciation	Development
Class 2	Service Class I	Class 1	Class 1	Series I	Series II	Series I
Division	Division	Division	Division	Division	Division	Division (1)

$3,333	$10,013	$73,192	$108,442	$3,652	$—	$—

—	—	1,572	2,113	—	—	20
3,333	10,013	71,620	106,329	3,652	—	(20)

615	153,867	(20,949)	601,642	(2,463)	(8,225)	(34,929)
—	—	42,598	—	—	—	—
615	153,867	21,649	601,642	(2,463)	(8,225)	(34,929)

2,633	(183,221)	2,363,053	(7,155,526)	(193,154)	(44,133)	(466,089)

6,581	(19,341)	2,456,322	(6,447,555)	(191,965)	(52,358)	(501,038)

—	—	—	24,753	—	—	—

$6,581	$(19,341)	$2,456,322	$(6,422,802)	$(191,965)	$(52,358)	$(501,038)

Principal Life Insurance Company
Variable Life Separate Account

Statements of Operations (continued)

Year Ended December 31, 2011

	Invesco	Invesco
	Core Equity	Core Equity
	Series I	Series II
	Division	Division
Investment income (loss)
Income:
Dividends	$90,370	$60,674

Expenses:
Mortality and expense risks	257	—
Net investment income (loss)	90,113	60,674

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	203,218	97,968
Capital gains distributions	—	—
Total realized gains (losses) on investments	203,218	97,968

Change in net unrealized appreciation or depreciation of
investments	(315,509)	(188,532)

Net gains (losses) on investments	(22,178)	(29,890)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	$(22,178)	$(29,890)

See accompanying notes.

Invesco	Invesco	Invesco	Invesco		Janus	Janus
Global	International	Mid Cap	Small Cap	Invesco	Aspen	Aspen
Health Care	Growth	Core Equity	Equity	Technology	Balanced	Enterprise
Series I	Series I	Series II	Series I	Series I	Service Shares	Service Shares
Division	Division	Division	Division	Division	Division	Division

$—	$175,001	$651	$—	$8,225	$123,405	$—

66	—	—	67	287	—	120
(66)	175,001	651	(67)	7,938	123,405	(120)

227,801	29,606	60,042	686,950	448,946	100,765	1,101,163
—	—	—	—	—	238,788	—
227,801	29,606	60,042	686,950	448,946	339,553	1,101,163

(11,052)	(874,000)	(110,443)	(963,138)	(668,193)	(436,500)	(1,270,230)

216,683	(669,393)	(49,750)	(276,255)	(211,309)	26,458	(169,187)

—	—	—	—	—	—	—

$216,683	$(669,393)	$(49,750)	$(276,255)	$(211,309)	$26,458	$(169,187)

Principal Life Insurance Company
Variable Life Separate Account

Statements of Operations (continued)

Year Ended December 31, 2011

	Janus	Janus
	Aspen	Aspen
	Flexible Bond	Forty
	Service Shares	Service Shares
	Division	Division
Investment income (loss)
Income:
Dividends	$2,334,693	$8,091

Expenses:
Mortality and expense risks	—	—
Net investment income (loss)	2,334,693	8,091

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	537,714	131,097
Capital gains distributions	645,289	—
Total realized gains (losses) on investments	1,183,003	131,097

Change in net unrealized appreciation or depreciation of
investments	(1,395,940)	(446,992)

Net gains (losses) on investments	2,121,756	(307,804)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	$2,121,756	$(307,804)

See accompanying notes.

Janus	Janus
Aspen	Aspen	JP Morgan	JP Morgan	LargeCap	LargeCap	LargeCap
Overseas	Worldwide	Core Bond	Small Cap Core	Blend II	Growth	Growth I
Service Shares	Service Shares	Class I	Class I	Class 1	Class 1	Class 1
Division	Division	Division	Division	Division	Division	Division

$34,366	$4,245	$136,841	$4,387	$3,841	$—	$—

—	—	—	—	316	313	694
34,366	4,245	136,841	4,387	3,525	(313)	(694)

226,995	97,024	38,995	562,465	(426,851)	631,901	2,775,691
90,392	—	—	—	—	—	—
317,387	97,024	38,995	562,465	(426,851)	631,901	2,775,691

(3,639,615)	(216,069)	11,395	(719,579)	406,151	(1,700,803)	(3,022,781)

(3,287,862)	(114,800)	187,231	(152,727)	(17,175)	(1,069,215)	(247,784)

—	—	—	—	—	—	—

$(3,287,862)	$(114,800)	$187,231	$(152,727)	$(17,175)	$(1,069,215)	$(247,784)

Principal Life Insurance Company
Variable Life Separate Account

Statements of Operations (continued)

Year Ended December 31, 2011

	LargeCap	LargeCap
	S&P 500 Index	Value
	Class 1	Class 1
	Division	Division
Investment income (loss)
Income:
Dividends	$14,430	$—

Expenses:
Mortality and expense risks	424	27,118
Net investment income (loss)	14,006	(27,118)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	274,759	(1,213,840)
Capital gains distributions	—	—
Total realized gains (losses) on investments	274,759	(1,213,840)

Change in net unrealized appreciation or depreciation of
investments	112,597	1,815,159

Net gains (losses) on investments	401,362	574,201

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	$401,362	$574,201

See accompanying notes.

		MFS VIT		MFS VIT
MFS VIT	MFS VIT	MidCap	MFS VIT	Research	MFS VIT	MFS VIT
Global Equity	Growth	Growth	New Discovery	International	Total Return	Utilities
Service Class	Service Class	Service Class	Service Class	Service Class	Service Class	Service Class
Division	Division	Division	Division	Division	Division	Division

$3,150	$766	$—	$—	$29,349	$13,969	$17,766

—	—	—	—	—	—	—
3,150	766	—	—	29,349	13,969	17,766

128,295	390,894	59,138	827,485	15,358	41,222	13,483
—	—	—	1,109,353	—	—	—
128,295	390,894	59,138	1,936,838	15,358	41,222	13,483

(149,185)	(416,489)	(87,218)	(3,002,228)	(253,681)	(36,945)	4,684

(17,740)	(24,829)	(28,080)	(1,065,390)	(208,974)	18,246	35,933

—	—	—	—	—	—	—

$(17,740)	$(24,829)	$(28,080)	$(1,065,390)	$(208,974)	$18,246	$35,933

Principal Life Insurance Company
Variable Life Separate Account

Statements of Operations (continued)

Year Ended December 31, 2011

	MFS VIT	MidCap
	Value	Blend
	Service Class	Class 1
	Division	Division
Investment income (loss)
Income:
Dividends	$178,218	$—

Expenses:
Mortality and expense risks	—	94,217
Net investment income (loss)	178,218	(94,217)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	323,588	1,765,389
Capital gains distributions	56,627	1,462,615
Total realized gains (losses) on investments	380,215	3,228,004

Change in net unrealized appreciation or depreciation of
investments	(637,457)	6,653,641

Net gains (losses) on investments	(79,024)	9,787,428

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	$(79,024)	$9,787,428

(1) Represented the operations of Oppenheimer Main Street Small Cap Service Shares Division until May 23, 2011 name change.

See accompanying notes.

				Oppenheimer
	Neuberger	Neuberger	Neuberger	Main Street	PIMCO	PIMCO
Money	Berman AMT	Berman AMT	Berman AMT	Small &	High Yield	Real Return
Market	Guardian	Partners	Small-Cap Growth	Mid Cap	Administrative	Administrative
Class 1	I Class	I Class	S Class	Service Shares	Class	Class
Division	Division	Division	Division	Division (1)	Division	Division

$69	$8,786	$—	$—	$1,147	$90,093	$71,574

3,563	—	—	—	—	—	—
(3,494)	8,786	—	—	1,147	90,093	71,574

—	270,189	534,419	13,602	4,716	(19,695)	199,531
—	—	—	—	—	—	151,815
—	270,189	534,419	13,602	4,716	(19,695)	351,346

—	(262,013)	(1,096,976)	(20,281)	(15,646)	(32,517)	(2,105)

(3,494)	16,962	(562,557)	(6,679)	(9,783)	37,881	420,815

—	—	—	—	—	—	—

$(3,494)	$16,962	$(562,557)	$(6,679)	$(9,783)	$37,881	$420,815

Principal Life Insurance Company
Variable Life Separate Account

Statements of Operations (continued)

Year Ended December 31, 2011

	PIMCO	PIMCO
	Short-Term	Total Return
	Administrative	Administrative
	Class	Class
	Division	Division
Investment income (loss)
Income:
Dividends	$14,747	$397,768

Expenses:
Mortality and expense risks	—	—
Net investment income (loss)	14,747	397,768

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(1,223)	10,899
Capital gains distributions	3,135	252,858
Total realized gains (losses) on investments	1,912	263,757

Change in net unrealized appreciation or depreciation of
investments	(14,911)	(137,915)

Net gains (losses) on investments	1,748	523,610

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	$1,748	$523,610

See accompanying notes.

Principal
LifeTime	Principal	Principal	Principal	Principal	Principal	Putnam VT
Strategic	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	Growth &
Income	2010	2020	2030	2040	2050	Income
Class 1	Class 1	Class 1	Class 1	Class 1	Class 1	Class IB
Division	Division	Division	Division	Division	Division	Division

$132,751	$267,575	$690,142	$421,224	$196,365	$118,623	$4,273

—	—	53	—	1	15	—
132,751	267,575	690,089	421,224	196,364	118,608	4,273

199,157	444,736	787,047	957,438	159,254	109,533	17,748
—	—	—	—	—	—	—
199,157	444,736	787,047	957,438	159,254	109,533	17,748

(171,517)	(656,062)	(1,827,488)	(1,980,792)	(810,771)	(521,703)	(45,935)

160,391	56,249	(350,352)	(602,130)	(455,153)	(293,562)	(23,914)

—	—	—	—	—	—	—

$160,391	$56,249	$(350,352)	$(602,130)	$(455,153)	$(293,562)	$(23,914)

Principal Life Insurance Company
Variable Life Separate Account

Statements of Operations (continued)

Year Ended December 31, 2011

	Putnam VT
	International	Putnam VT
	Equity	Voyager
	Class IB	Class IB
	Division	Division
Investment income (loss)
Income:
Dividends	$54,203	$—

Expenses:
Mortality and expense risks	—	137
Net investment income (loss)	54,203	(137)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	65,570	419,561
Capital gains distributions	—	—
Total realized gains (losses) on investments	65,570	419,561

Change in net unrealized appreciation or depreciation of
investments	(357,552)	(4,876,572)

Net gains (losses) on investments	(237,779)	(4,457,148)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	$(237,779)	$(4,457,148)

See accompanying notes.

		SAM	SAM	SAM	SAM
	SAM	Conservative	Conservative	Flexible	Strategic
Real Estate	Balanced	Balanced	Growth	Income	Growth	Short-Term
Securities	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Income
Class 1	Class 1	Class 1	Class 1	Class 1	Class 1	Class 1
Division	Division	Division	Division	Division	Division	Division

$—	$618,636	$400,741	$491,744	$332,894	$349,514	$18,244

556	133	—	212	236	64	837
(556)	618,503	400,741	491,532	332,658	349,450	17,407

(634,981)	863,241	204,492	865,932	138,664	190,202	36,452
—	—	117,796	—	10,859	—	1,871
(634,981)	863,241	322,288	865,932	149,523	190,202	38,323

4,320,781	(1,367,903)	(507,069)	(1,423,547)	(254,658)	(1,058,811)	92,683

3,685,244	113,841	215,960	(66,083)	227,523	(519,159)	148,413

—	—	—	—	—	—	—

$3,685,244	$113,841	$215,960	$(66,083)	$227,523	$(519,159)	$148,413

Principal Life Insurance Company
Variable Life Separate Account

Statements of Operations (continued)

Year Ended December 31, 2011

	SmallCap	SmallCap
	Blend	Growth II
	Class 1	Class 1
	Division	Division
Investment income (loss)
Income:
Dividends	$71,719	$—

Expenses:
Mortality and expense risks	851	226
Net investment income (loss)	70,868	(226)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	87,250	738,492
Capital gains distributions	—	—
Total realized gains (losses) on investments	87,250	738,492

Change in net unrealized appreciation or depreciation of
investments	(417,985)	(1,483,430)

Net gains (losses) on investments	(259,867)	(745,164)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	$(259,867)	$(745,164)

(1) Commenced operations May 23, 2011.

See accompanying notes.

		Templeton
		Developing	Templeton	Templeton	Van Eck	Van Eck
SmallCap	T. Rowe Price	Markets	Foreign	Global Bond	Global	Global
Value I	Equity Income	Securities	Securities	Securities	Hard Assets	Hard Assets
Class 1	Portfolio II	Class 2	Class 2	Class 2	Initial Class	Service Class
Division	Division	Division	Division	Division	Division	Division (1)

$11,229	$19,976	$52,295	$180,991	$387,519	$57,575	$—

1,044	—	—	—	3	—	1
10,185	19,976	52,295	180,991	387,516	57,575	(1)

(524,922)	33,174	334,476	502,560	214,707	300,378	(3,125)
—	—	—	—	45,065	61,649	—
(524,922)	33,174	334,476	502,560	259,772	362,027	(3,125)

(385,771)	(96,962)	(1,300,186)	(1,999,414)	(779,783)	(1,446,739)	(27,834)

(900,508)	(43,812)	(913,415)	(1,315,863)	(132,495)	(1,027,137)	(30,960)

—	—	—	—	—	—	—

$(900,508)	$(43,812)	$(913,415)	$(1,315,863)	$(132,495)	$(1,027,137)	$(30,960)

Principal Life Insurance Company
Variable Life Separate Account

Statements of Operations (continued)

Year Ended December 31, 2011

	Vanguard	Vanguard
	VIF	VIF Equity
	Balanced	Index
	Division	Division
Investment income (loss)
Income:
Dividends	$931,627	$741,469

Expenses:
Mortality and expense risks	—	—
Net investment income (loss)	931,627	741,469

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(46,203)	(590,480)
Capital gains distributions	—	1,463,926
Total realized gains (losses) on investments	(46,203)	873,446

Change in net unrealized appreciation or depreciation of
investments	279,686	(796,677)

Net gains (losses) on investments	1,165,110	818,238

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	$1,165,110	$818,238

See accompanying notes.

	Wells Fargo	Wells Fargo	Wells Fargo
Vanguard	Advantage VT	Advantage VT	Advantage VT
VIF	Index Asset	Intrinsic	Omega
Mid-Cap	Allocation	Value	Growth
Index	Class 2	Class 2	Class 2
Division	Division	Division	Division

$166,014	$34,053	$5,209	$—

—	58	1,292	102
166,014	33,995	3,917	(102)

(132,139)	(702)	63,556	312,638
—	—	—	14,896
(132,139)	(702)	63,556	327,534

(532,984)	33,941	(85,173)	(444,108)

(499,109)	67,234	(17,700)	(116,676)

—	—	—	—

$(499,109)	$67,234	$(17,700)	$(116,676)

	Principal Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets

	Year Ended December 31, 2011 and 2010

	AllianceBernstein
	Global Thematic
	Growth
	Class A
	Division
	2011	2010
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$411	$763
Total realized gains (losses) on investments	(4,294)	(1,227)
Change in net unrealized appreciation or depreciation of investments	(17,183)	3,196
Net gains (losses) from investments	(21,066)	2,732

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(21,066)	2,732

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	84,177	48,409
Contract terminations and surrenders	(2,027)	—
Death benefit payments	—	—
Policy loan transfers	(1,869)	—
Transfers to other contracts	(35,714)	(16,569)
Cost of insurance and administration charges	(2,942)	(1,241)
Mortality and expenses charges	(246)	(84)
Surrender charges	188	—
Increase (decrease) in net assets from policy related transactions	41,567	30,515
Total increase (decrease)	20,501	33,247

Net assets at beginning of period	36,100	2,853
Net assets at end of period	$56,601	$36,100

See accompanying notes.

AllianceBernstein		AllianceBernstein		AllianceBernstein
International		International		Small Cap
Growth		Value		Growth
Class A		Class A		Class A
Division		Division		Division
2011	2010	2011	2010	2011	2010

$15,323	$1,645	$12,868	$6,571	$—	$—
9,105	1,038	(12,133)	9,455	10,906	891
(86,367)	25,818	(70,516)	6,570	(5,020)	31,421
(61,939)	28,501	(69,781)	22,596	5,886	32,312

—	—	—	—	—	—

(61,939)	28,501	(69,781)	22,596	5,886	32,312

378,800	277,263	213,501	1,242,926	556,047	99,855
—	—	(198)	—	(463)	(215)
—	—	—	—	—	—
—	—	(4,862)	(10,662)	(5,848)	—
(347,616)	(14,598)	(114,680)	(1,278,083)	(372,233)	(26,798)
(8,970)	(3,277)	(19,698)	(12,057)	(17,702)	(7,431)
(880)	(271)	(1,203)	(814)	(1,073)	(366)
—	—	(297)	—	(693)	(158)
21,334	259,117	72,563	(58,690)	158,035	64,887
(40,605)	287,618	2,782	(36,094)	163,921	97,199

357,913	70,295	261,142	297,236	141,615	44,416
$317,308	$357,913	$263,924	$261,142	$305,536	$141,615

	Principal Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Year Ended December 31, 2011 and 2010

	AllianceBernstein
	Small/Mid Cap
	Value
	Class A
	Division
	2011	2010
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$2,483	$266
Total realized gains (losses) on investments	15,746	4,583
Change in net unrealized appreciation or depreciation of investments	(64,316)	29,993
Net gains (losses) from investments	(46,087)	34,842

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(46,087)	34,842

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	651,762	256,458
Contract terminations and surrenders	(6,840)	(85)
Death benefit payments	—	(459)
Policy loan transfers	(4,387)	—
Transfers to other contracts	(278,010)	(34,495)
Cost of insurance and administration charges	(30,215)	(8,858)
Mortality and expenses charges	(2,005)	(433)
Surrender charges	596	(62)
Increase (decrease) in net assets from policy related transactions	330,901	212,066
Total increase (decrease)	284,814	246,908

Net assets at beginning of period	256,133	9,225
Net assets at end of period	$540,947	$256,133

(1) Commenced operations May 24, 2010.

See accompanying notes.

American		American		American
Century VP		Century VP		Century VP
Income &		Income &		Inflation
Growth		Growth		Protection
Class I		Class II		Class II
Division		Division		Division (1)
2011	2010	2011	2010	2011	2010

$44,676	$42,151	$31,102	$27,682	$32,044	$1,257
(81,143)	(74,561)	8,619	(40,341)	26,810	1,840
120,894	402,918	27,765	285,793	33,627	(3,048)
84,427	370,508	67,486	273,134	92,481	49

—	—	—	—	—	—

84,427	370,508	67,486	273,134	92,481	49

463,930	346,560	882,797	889,474	1,732,263	446,102
(348,041)	(138,135)	(98,604)	(439,515)	(223,223)	—
—	—	(1,533)	—	—	—
(39,329)	(19,429)	(15,434)	(11,143)	(2,608)	(6)
(321,670)	(150,268)	(369,919)	(398,911)	(300,987)	(79,983)
(163,512)	(177,028)	(122,224)	(122,748)	(57,350)	(2,974)
(14,681)	(15,886)	(11,768)	(10,655)	(3,701)	(223)
(8,174)	(6,182)	(33,756)	(7,689)	(28,072)	—
(431,477)	(160,368)	229,559	(101,187)	1,116,322	362,916
(347,050)	210,140	297,045	171,947	1,208,803	362,965

2,967,240	2,757,100	2,166,827	1,994,880	362,965	—
$2,620,190	$2,967,240	$2,463,872	$2,166,827	$1,571,768	$362,965

	Principal Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Year Ended December 31, 2011 and 2010

	American
	Century VP
	International
	Class II
	Division
	2011	2010
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$5,530	$6,708
Total realized gains (losses) on investments	5,623	(4,804)
Change in net unrealized appreciation or depreciation of investments	(68,477)	48,620
Net gains (losses) from investments	(57,324)	50,524

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(57,324)	50,524

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	264,131	83,799
Contract terminations and surrenders	(18,816)	—
Death benefit payments	(3,012)	—
Policy loan transfers	342	79
Transfers to other contracts	(187,250)	(28,425)
Cost of insurance and administration charges	(5,536)	(5,368)
Mortality and expenses charges	(639)	(621)
Surrender charges	(826)	—
Increase (decrease) in net assets from policy related transactions	48,394	49,464
Total increase (decrease)	(8,930)	99,988

Net assets at beginning of period	432,322	332,334
Net assets at end of period	$423,392	$432,322

See accompanying notes.

American
Century VP		American		American
MidCap Value		Century VP		Century VP
Class II		Ultra Class I		Ultra Class II
Division		Division		Division
2011	2010	2011	2010	2011	2010

$87,748	$109,504	$(112)	$7,469	$—	$8,424
772,665	356,969	19,636	(23,330)	163,439	65,495
(992,130)	463,443	978	243,583	(134,377)	263,174
(131,717)	929,916	20,502	227,722	29,062	337,093

—	—	—	—	—	—

(131,717)	929,916	20,502	227,722	29,062	337,093

10,361,698	8,175,598	265,258	250,446	752,783	1,047,109
(292,465)	(76,486)	(101,171)	(54,654)	(60,021)	(338,236)
(5,318)	(2,779)	—	(3,585)	—	—
42,684	(214,567)	(28,050)	(16,415)	(13,110)	(13,627)
(8,766,334)	(6,168,542)	(210,276)	(152,583)	(717,711)	(552,281)
(213,607)	(149,562)	(92,794)	(102,033)	(103,304)	(102,582)
(23,221)	(15,808)	(9,681)	(10,287)	(11,061)	(9,635)
14,399	4,289	(3,996)	(3,664)	(5,904)	9,663
1,117,836	1,552,143	(180,710)	(92,775)	(158,328)	40,411
986,119	2,482,059	(160,208)	134,947	(129,266)	377,504

6,550,572	4,068,513	1,611,974	1,477,027	2,560,042	2,182,538
$7,536,691	$6,550,572	$1,451,766	$1,611,974	$2,430,776	$2,560,042

	Principal Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Year Ended December 31, 2011 and 2010

	American
	Century VP
	Value Class II
	Division
	2011	2010
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$292,893	$223,098
Total realized gains (losses) on investments	(200,389)	(535,805)
Change in net unrealized appreciation or depreciation of investments	30,316	1,684,462
Net gains (losses) from investments	122,820	1,371,755

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	122,820	1,371,755

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	13,532,848	10,770,780
Contract terminations and surrenders	(614,391)	(464,041)
Death benefit payments	(2,809)	(2,293)
Policy loan transfers	(221,434)	(378,752)
Transfers to other contracts	(8,593,256)	(8,355,882)
Cost of insurance and administration charges	(534,883)	(475,750)
Mortality and expenses charges	(49,920)	(41,909)
Surrender charges	(20,953)	(44,155)
Increase (decrease) in net assets from policy related transactions	3,495,202	1,007,998
Total increase (decrease)	3,618,022	2,379,753

Net assets at beginning of period	12,344,470	9,964,717
Net assets at end of period	$15,962,492	$12,344,470

See accompanying notes.

American		Asset
Century VP		Allocation		Balanced
Vista Class II		Class 1		Class 1
Division		Division		Division
2011	2010	2011	2010	2011	2010

$—	$—	$275,204	$321,993	$298,861	$366,472
42,700	63,320	659,523	(146,788)	(102,139)	(380,634)
(63,450)	24,643	(648,888)	986,055	341,155	1,798,517
(20,750)	87,963	285,839	1,161,260	537,877	1,784,355

—	—	—	—	—	—

(20,750)	87,963	285,839	1,161,260	537,877	1,784,355

149,772	321,361	1,663,426	2,404,546	1,953,540	2,108,673
(392)	(84,522)	(720,111)	(696,575)	(864,793)	(2,225,822)
—	—	(135,694)	(20,759)	(62,281)	(10,382)
11,682	43	(277,600)	(218,583)	(121,706)	(148,275)
(181,621)	(378,383)	(826,834)	(1,480,789)	(909,083)	(584,014)
(11,026)	(11,773)	(808,461)	(859,348)	(931,571)	(973,537)
(1,312)	(1,373)	(55,808)	(60,841)	(57,625)	(60,921)
(587)	(1,300)	(27,142)	(26,977)	(33,647)	(70,263)
(33,484)	(155,947)	(1,188,224)	(959,326)	(1,027,166)	(1,964,541)
(54,234)	(67,984)	(902,385)	201,934	(489,289)	(180,186)

356,385	424,369	13,902,025	13,700,091	13,898,191	14,078,377
$302,151	$356,385	$12,999,640	$13,902,025	$13,408,902	$13,898,191

	Principal Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Year Ended December 31, 2011 and 2010

	Bond &
	Mortgage
	Securities
	Class 1
	Division
	2011	2010
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$32,738	$2,627,163
Total realized gains (losses) on investments	(215,009)	(603,695)
Change in net unrealized appreciation or depreciation of investments	3,586,113	3,075,721
Net gains (losses) from investments	3,403,842	5,099,189

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	3,403,842	5,099,189

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	13,469,123	21,274,009
Contract terminations and surrenders	(2,807,917)	(3,072,101)
Death benefit payments	(56,866)	(67,915)
Policy loan transfers	(563,133)	(528,770)
Transfers to other contracts	(9,954,115)	(14,461,267)
Cost of insurance and administration charges	(2,217,834)	(2,331,288)
Mortality and expenses charges	(193,194)	(192,978)
Surrender charges	(170,897)	(106,619)
Increase (decrease) in net assets from policy related transactions	(2,494,833)	513,071
Total increase (decrease)	909,009	5,612,260

Net assets at beginning of period	50,326,204	44,713,944
Net assets at end of period	$51,235,213	$50,326,204

See accompanying notes.

				Calvert
Calvert EAFE				Russell 2000
International				Small Cap
Index		Calvert		Index
Class F		Income		Class F
Division		Division		Division
2011	2010	2011	2010	2011	2010

$6,092	$2,811	$18,953	$11,120	$15,664	$13,848
4,291	(629)	599	2,557	684,368	236,165
(51,071)	7,832	(5,467)	(3,944)	(1,017,449)	624,000
(40,688)	10,014	14,085	9,733	(317,417)	874,013

—	—	—	—	—	—

(40,688)	10,014	14,085	9,733	(317,417)	874,013

216,271	212,870	234,515	230,924	3,354,764	2,895,718
—	—	(3,167)	(165)	(103,777)	(58,897)
—	—	—	—	(1,314)	—
(17,536)	—	(1,573)	(775)	(10,910)	(23,332)
(69,101)	(35,413)	(12,949)	(14,987)	(2,170,786)	(1,136,773)
(6,510)	(2,448)	(26,483)	(13,994)	(171,167)	(116,163)
(549)	(183)	(1,419)	(644)	(16,129)	(9,863)
—	—	(4,743)	(121)	(8,663)	3,980
122,575	174,826	184,181	200,238	872,018	1,554,670
81,887	184,840	198,266	209,971	554,601	2,428,683

211,062	26,222	253,789	43,818	4,763,438	2,334,755
$292,949	$211,062	$452,055	$253,789	$5,318,039	$4,763,438

	Principal Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Year Ended December 31, 2011 and 2010

	Calvert S&P
	MidCap 400
	Index
	Class F
	Division
	2011	2010
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$1,666	$1,559
Total realized gains (losses) on investments	42,554	13,419
Change in net unrealized appreciation or depreciation of investments	(55,099)	53,504
Net gains (losses) from investments	(10,879)	68,482

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(10,879)	68,482

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	196,066	219,718
Contract terminations and surrenders	(18)	(955)
Death benefit payments	—	—
Policy loan transfers	(37)	—
Transfers to other contracts	(148,150)	(68,045)
Cost of insurance and administration charges	(29,320)	(24,905)
Mortality and expenses charges	(2,133)	(1,662)
Surrender charges	(4)	(585)
Increase (decrease) in net assets from policy related transactions	16,404	123,566
Total increase (decrease)	5,525	192,048

Net assets at beginning of period	414,358	222,310
Net assets at end of period	$419,883	$414,358

(1) Commenced operations May 24, 2010.
(2) Commenced operations May 23, 2011.

See accompanying notes.

		Delaware		Delaware
Calvert		Small Cap		Smid
SRI		Value		Cap Growth
Equity		Service Class		Service Class
Division (1)		Division (1)		Division (2)
2011	2010	2011	2010	2011

$(28)	$19	$12,558	$—	$(2)
2,580	1,409	84,992	20,696	(8,806)
(7,200)	4,952	(180,482)	200,141	(5,593)
(4,648)	6,380	(82,932)	220,837	(14,401)

—	—	—	—	—

(4,648)	6,380	(82,932)	220,837	(14,401)

114,929	51,470	5,925,144	2,254,940	892,160
(8,101)	—	(17,203)	(69,753)	(1,557)
—	—	—	—	—
(2,814)	(9,884)	66,873	14,396	(109)
—	—	(2,343,439)	(299,616)	(214,809)
(6,780)	(98)	(98,890)	(11,060)	(7,417)
(454)	(9)	(9,455)	(1,017)	(773)
(150)	—	(451)	3,911	(14)
96,630	41,479	3,522,579	1,891,801	667,481
91,982	47,859	3,439,647	2,112,638	653,080

47,859	—	2,112,638	—	0
$139,841	$47,859	$5,552,285	$2,112,638	$653,080

	Principal Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Year Ended December 31, 2011 and 2010

	Diversified
	International
	Class 1
	Division
	2011	2010
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$546,645	$2,195,449
Total realized gains (losses) on investments	(4,669,657)	(5,881,321)
Change in net unrealized appreciation or depreciation of investments	(10,116,828)	22,486,659
Net gains (losses) from investments	(14,239,840)	18,800,787

Payment from affiliate	195,039	—

Net increase (decrease) in net assets resulting from operations	(14,044,801)	18,800,787

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	28,094,657	60,852,761
Contract terminations and surrenders	(6,096,053)	(5,499,497)
Death benefit payments	(240,884)	(119,422)
Policy loan transfers	(1,208,002)	(1,115,111)
Transfers to other contracts	(20,718,043)	(16,532,733)
Cost of insurance and administration charges	(5,472,815)	(4,637,226)
Mortality and expenses charges	(481,667)	(387,883)
Surrender charges	(299,614)	(246,930)
Increase (decrease) in net assets from policy related transactions	(6,422,421)	32,313,959
Total increase (decrease)	(20,467,222)	51,114,746

Net assets at beginning of period	135,348,876	84,234,130
Net assets at end of period	$114,881,654	$135,348,876

See accompanying notes.

		Dreyfus
		Socially
Dreyfus IP		Responsible		Dreyfus VIF
Core Value		Growth		Appreciation
Service Shares		Service Shares		Service Shares
Division		Division		Division
2011	2010	2011	2010	2011	2010

$4,772	$6,331	$1,001	$751	$18,817	$24,595
(34,962)	(53,732)	6,301	3,724	42,931	(91,890)
(13,174)	105,241	(5,754)	12,823	54,660	225,584
(43,364)	57,840	1,548	17,298	116,408	158,289

—	—	—	—	—	—

(43,364)	57,840	1,548	17,298	116,408	158,289

200,700	166,538	29,462	61,960	1,014,967	463,924
—	—	—	(5,244)	(49,352)	(143,350)
—	—	—	—	—	—
(1,059)	1,489	—	—	(2,585)	284
(135,348)	(160,186)	(23,643)	(22,848)	(406,052)	(586,165)
(9,694)	(9,284)	(4,056)	(3,761)	(27,713)	(22,890)
(1,239)	(1,087)	(539)	(469)	(3,632)	(2,782)
—	—	—	294	1,938	(3,220)
53,360	(2,530)	1,224	29,932	527,571	(294,199)
9,996	55,310	2,772	47,230	643,979	(135,910)

500,759	445,449	156,427	109,197	1,083,264	1,219,174
$510,755	$500,759	$159,199	$156,427	$1,727,243	$1,083,264

	Principal Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Year Ended December 31, 2011 and 2010

	Dreyfus VIF
	Opportunistic
	Small Cap
	Service Shares
	Division
	2011	2010
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$10,419	$19,623
Total realized gains (losses) on investments	(34,257)	(166,131)
Change in net unrealized appreciation or depreciation of investments	(466,379)	969,868
Net gains (losses) from investments	(490,217)	823,360

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(490,217)	823,360

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	892,080	1,051,801
Contract terminations and surrenders	(100,441)	(104,517)
Death benefit payments	(15,127)	(2,215)
Policy loan transfers	(49,796)	(25,934)
Transfers to other contracts	(537,249)	(502,829)
Cost of insurance and administration charges	(195,541)	(208,038)
Mortality and expenses charges	(20,131)	(18,485)
Surrender charges	(28,583)	(36,087)
Increase (decrease) in net assets from policy related transactions	(54,788)	153,696
Total increase (decrease)	(545,005)	977,056

Net assets at beginning of period	3,593,603	2,616,547
Net assets at end of period	$3,048,598	$3,593,603

See accompanying notes.

Dreyfus VIF		DWS Dreman		Equity
Quality Bond		Small Mid Cap		Income
Service Shares		Value Class B		Class 1
Division		Division		Division
2011	2010	2011	2010	2011	2010

$69,303	$74,063	$10,416	$8,629	$109,441	$241,909
81,260	90,361	146,045	78,333	(469,402)	(360,566)
(21,727)	(8,547)	(265,640)	213,365	259,144	1,204,267
128,836	155,877	(109,179)	300,327	(100,817)	1,085,610

—	—	—	—	—	—

128,836	155,877	(109,179)	300,327	(100,817)	1,085,610

1,121,517	1,058,749	1,644,146	1,152,925	21,019,092	2,291,740
(3,291)	(96,821)	(9,860)	(6,278)	(1,012,652)	(564,544)
(3,024)	—	—	(467)	(48,876)	(41,018)
1,769	(13)	(22,225)	(18,080)	(357,994)	(89,716)
(1,035,942)	(992,172)	(1,298,810)	(401,169)	(2,111,041)	(762,122)
(30,730)	(34,533)	(46,907)	(29,378)	(962,617)	(448,294)
(3,666)	(3,894)	(4,064)	(2,383)	(85,361)	(33,597)
167	3,409	(933)	300	(104,524)	(32,378)
46,800	(65,275)	261,347	695,470	16,336,027	320,071
175,636	90,602	152,168	995,797	16,235,210	1,405,681

2,192,933	2,102,331	1,754,277	758,480	8,050,200	6,644,519
$2,368,569	$2,192,933	$1,906,445	$1,754,277	$24,285,410	$8,050,200

	Principal Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Year Ended December 31, 2011 and 2010

	Fidelity VIP
	Asset Manager
	Service
	Class 2
	Division
	2011	2010
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$28,775	$22,252
Total realized gains (losses) on investments	225,091	(13,327)
Change in net unrealized appreciation or depreciation of investments	(283,707)	175,489
Net gains (losses) from investments	(29,841)	184,414

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(29,841)	184,414

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	989,391	782,097
Contract terminations and surrenders	(96,010)	(312,471)
Death benefit payments	—	—
Policy loan transfers	728	(9,014)
Transfers to other contracts	(886,574)	(284,828)
Cost of insurance and administration charges	(30,941)	(28,997)
Mortality and expenses charges	(4,504)	(3,937)
Surrender charges	(1,137)	15,156
Increase (decrease) in net assets from policy related transactions	(29,047)	158,006
Total increase (decrease)	(58,888)	342,420

Net assets at beginning of period	1,715,405	1,372,985
Net assets at end of period	$1,656,517	$1,715,405

See accompanying notes.

		Fidelity VIP
Fidelity VIP		Contrafund		Fidelity VIP
Contrafund		Service		Equity-Income
Initial Class		Class 2		Initial Class
Division		Division		Division
2011	2010	2011	2010	2011	2010

$551,496	$673,020	$535,666	$584,743	$491,187	$350,144
(399,020)	(1,438,585)	(827,371)	(2,315,893)	(549,649)	(1,039,234)
(1,477,265)	9,622,199	(1,724,779)	10,604,493	280,829	3,511,202
(1,324,789)	8,856,634	(2,016,484)	8,873,343	222,367	2,822,112

—	—	—	—	—	—

(1,324,789)	8,856,634	(2,016,484)	8,873,343	222,367	2,822,112

6,069,206	6,584,720	33,545,788	34,733,566	2,385,085	2,689,700
(5,157,055)	(5,253,584)	(2,513,180)	(2,519,905)	(1,609,676)	(1,592,080)
(57,143)	(164,207)	(34,940)	(50,705)	(116,165)	(46,022)
(901,824)	(611,878)	116,779	(801,119)	(376,039)	(71,256)
(3,444,766)	(3,875,273)	(25,451,234)	(25,737,981)	(1,347,937)	(2,278,795)
(2,850,268)	(2,975,498)	(2,013,459)	(1,790,822)	(1,079,963)	(1,161,826)
(171,894)	(194,696)	(213,743)	(174,222)	(72,404)	(82,022)
(58,089)	(89,022)	(138,467)	(75,423)	(17,650)	(32,268)
(6,571,833)	(6,579,438)	3,297,544	3,583,389	(2,234,749)	(2,574,569)
(7,896,622)	2,277,196	1,281,060	12,456,732	(2,012,382)	247,543

59,169,193	56,891,997	63,573,759	51,117,027	20,641,028	20,393,485
$51,272,571	$59,169,193	$64,854,819	$63,573,759	$18,628,646	$20,641,028

	Principal Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Year Ended December 31, 2011 and 2010

	Fidelity VIP
	Equity-Income
	Service
	Class 2
	Division
	2011	2010
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$417,268	$254,772
Total realized gains (losses) on investments	(322,612)	(637,745)
Change in net unrealized appreciation or depreciation of investments	(55,970)	2,558,438
Net gains (losses) from investments	38,686	2,175,465

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	38,686	2,175,465

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	4,315,295	3,918,111
Contract terminations and surrenders	(802,083)	(864,805)
Death benefit payments	(21,265)	(8,401)
Policy loan transfers	(84,666)	(76,195)
Transfers to other contracts	(1,918,421)	(2,138,681)
Cost of insurance and administration charges	(742,731)	(735,368)
Mortality and expenses charges	(76,568)	(67,543)
Surrender charges	(122,459)	(56,302)
Increase (decrease) in net assets from policy related transactions	547,102	(29,184)
Total increase (decrease)	585,788	2,146,281

Net assets at beginning of period	17,255,231	15,108,950
Net assets at end of period	$17,841,019	$17,255,231

See accompanying notes.

Fidelity VIP				Fidelity VIP
Growth		Fidelity VIP		High Income
Service		High Income		Service
Class 2		Initial Class		Class 2
Division		Division		Division
2011	2010	2011	2010	2011	2010

$14,031	$2,653	$379,193	$431,086	$1,246,313	$1,199,874
331,034	(309,608)	(51,067)	(141,616)	897,553	(125,784)
(413,673)	2,228,033	(107,867)	390,990	(1,571,202)	810,670
(68,608)	1,921,078	220,259	680,460	572,664	1,884,760

—	—	—	—	—	—

(68,608)	1,921,078	220,259	680,460	572,664	1,884,760

3,189,372	2,479,075	2,136,497	1,427,857	9,751,681	12,534,209
(478,745)	(452,926)	(640,902)	(439,594)	(718,033)	(1,223,180)
(24,094)	(5,957)	(9,846)	(11,522)	(13,862)	(2,711)
(119,227)	(81,303)	(6,650)	(136,444)	28,973	(148,148)
(1,572,591)	(1,530,510)	(1,657,294)	(994,671)	(6,918,396)	(10,485,967)
(478,569)	(461,153)	(290,977)	(295,741)	(510,339)	(391,417)
(50,993)	(44,865)	(18,449)	(20,797)	(53,984)	(39,853)
(26,629)	(21,090)	(7,359)	(8,475)	(10,963)	10,030
438,524	(118,729)	(494,980)	(479,387)	1,555,077	252,963
369,916	1,802,349	(274,721)	201,073	2,127,741	2,137,723

10,088,878	8,286,529	5,765,090	5,564,017	16,327,670	14,189,947
$10,458,794	$10,088,878	$5,490,369	$5,765,090	$18,455,411	$16,327,670

	Principal Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Year Ended December 31, 2011 and 2010

	Fidelity VIP
	Mid Cap
	Service
	Class 2
	Division
	2011	2010
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$8,285	$41,690
Total realized gains (losses) on investments	865,627	(152,548)
Change in net unrealized appreciation or depreciation of investments	(5,130,251)	8,323,572
Net gains (losses) from investments	(4,256,339)	8,212,714

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(4,256,339)	8,212,714

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	19,787,731	20,609,366
Contract terminations and surrenders	(1,435,200)	(1,628,294)
Death benefit payments	(36,505)	(10,075)
Policy loan transfers	274,783	(854,533)
Transfers to other contracts	(17,422,535)	(12,834,648)
Cost of insurance and administration charges	(1,274,102)	(1,145,949)
Mortality and expenses charges	(136,471)	(112,817)
Surrender charges	(48,801)	(7,549)
Increase (decrease) in net assets from policy related transactions	(291,100)	4,015,501
Total increase (decrease)	(4,547,439)	12,228,215

Net assets at beginning of period	38,926,802	26,698,587
Net assets at end of period	$34,379,363	$38,926,802

See accompanying notes.

				Franklin
Franklin		Franklin		Mutual
Income		Mutual		Shares
Securities		Global Discovery		Securities
Class 2		Class 2		Class 2
Division		Division		Division
2011	2010	2011	2010	2011	2010

$730,531	$763,192	$393,332	$179,170	$248,759	$130,110
(268,964)	(214,168)	280,629	(89,688)	475,133	(784,709)
(123,955)	874,078	(1,281,111)	1,492,926	(909,956)	1,550,988
337,612	1,423,102	(607,150)	1,582,408	(186,064)	896,389

—	—	—	—	—	—

337,612	1,423,102	(607,150)	1,582,408	(186,064)	896,389

4,754,260	6,096,526	9,926,438	7,848,411	5,224,936	7,639,940
(457,195)	(344,821)	(428,110)	(409,708)	(269,913)	(483,412)
(16,975)	—	(4,703)	(6,285)	(8,534)	(2,745)
(31,135)	29,308	(60,101)	(31,605)	150,046	(219,797)
(4,049,746)	(4,129,380)	(8,158,994)	(4,808,571)	(3,407,088)	(5,757,684)
(318,420)	(319,306)	(393,163)	(311,241)	(212,607)	(173,092)
(40,461)	(36,916)	(42,119)	(32,973)	(25,166)	(20,131)
15,818	3,065	15,337	1,902	9,287	12,447
(143,854)	1,298,476	854,585	2,249,930	1,460,961	995,526
193,758	2,721,578	247,435	3,832,338	1,274,897	1,891,915

12,875,481	10,153,903	15,973,086	12,140,748	9,644,139	7,752,224
$13,069,239	$12,875,481	$16,220,521	$15,973,086	$10,919,036	$9,644,139

	Principal Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Year Ended December 31, 2011 and 2010

	Franklin
	Rising
	Dividends
	Securities
	Class 2
	Division
	2011	2010
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$81,040	$46,196
Total realized gains (losses) on investments	270,825	(12,872)
Change in net unrealized appreciation or depreciation of investments	10,265	610,858
Net gains (losses) from investments	362,130	644,182

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	362,130	644,182

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	3,889,535	2,958,233
Contract terminations and surrenders	(36,479)	(269,706)
Death benefit payments	(3,041)	—
Policy loan transfers	(14,414)	(4,312)
Transfers to other contracts	(1,287,608)	(925,724)
Cost of insurance and administration charges	(144,392)	(78,626)
Mortality and expenses charges	(14,437)	(8,213)
Surrender charges	(1,319)	(2,858)
Increase (decrease) in net assets from policy related transactions	2,387,845	1,668,794
Total increase (decrease)	2,749,975	2,312,976

Net assets at beginning of period	4,230,491	1,917,515
Net assets at end of period	$6,980,466	$4,230,491

See accompanying notes.

Franklin
Small Cap		Franklin		Franklin
Value		Strategic Income		U.S. Government
Securities		Securities		Fund
Class 2		Class 2		Class 2
Division		Division		Division
2011	2010	2011	2010	2011	2010

$83,189	$68,448	$405,832	$214,718	$3,333	$2,995
1,306,865	(382,473)	109,616	160,857	615	1,666
(1,876,863)	2,759,850	(333,206)	92,460	2,633	222
(486,809)	2,445,825	182,242	468,035	6,581	4,883

—	—	—	—	—	—

(486,809)	2,445,825	182,242	468,035	6,581	4,883

4,889,351	6,020,452	7,589,992	4,760,811	161,857	590,509
(219,031)	(193,850)	(26,617)	(36,546)	—	—
(5,706)	(2,989)	(867)	(15,686)	—	—
(196,624)	(224,235)	78	319	(774)	—
(4,252,152)	(3,900,161)	(5,410,528)	(1,935,259)	(116,709)	(428,352)
(281,528)	(229,440)	(146,106)	(96,203)	(4,351)	(3,657)
(32,940)	(25,545)	(14,532)	(9,085)	(392)	(363)
7,871	6,614	1,606	2,822	—	—
(90,759)	1,450,846	1,993,026	2,671,173	39,631	158,137
(577,568)	3,896,671	2,175,268	3,139,208	46,212	163,020

11,792,536	7,895,865	6,075,891	2,936,683	163,020	—
$11,214,968	$11,792,536	$8,251,159	$6,075,891	$209,232	$163,020

	Principal Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Year Ended December 31, 2011 and 2010

	Goldman Sachs
	VIT Structured
	Small Cap Equity
	Institutional
	Service Class I
	Division
	2011	2010
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$10,013	$4,790
Total realized gains (losses) on investments	153,867	62,183
Change in net unrealized appreciation or depreciation of investments	(183,221)	135,343
Net gains (losses) from investments	(19,341)	202,316

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(19,341)	202,316

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	954,767	637,555
Contract terminations and surrenders	(12,728)	(8,663)
Death benefit payments	(2,992)	—
Policy loan transfers	88,382	(76,317)
Transfers to other contracts	(746,469)	(135,730)
Cost of insurance and administration charges	(32,410)	(21,147)
Mortality and expenses charges	(3,848)	(2,410)
Surrender charges	(467)	(286)
Increase (decrease) in net assets from policy related transactions	244,235	393,002
Total increase (decrease)	224,894	595,318

Net assets at beginning of period	966,831	371,513
Net assets at end of period	$1,191,725	$966,831

See accompanying notes.

Government
& High		International		Invesco
Quality		Emerging		Capital
Bond		Markets		Appreciation
Class 1		Class I		Series I
Division		Division		Division
2011	2010	2011	2010	2011	2010

$71,620	$1,169,578	$106,329	$374,010	$3,652	$17,034
21,649	108,423	601,642	(458,351)	(2,463)	(86,557)
2,363,053	(999,967)	(7,155,526)	5,849,295	(193,154)	400,426
2,456,322	278,034	(6,447,555)	5,764,954	(191,965)	330,903

—	—	24,753	—	—	—

2,456,322	278,034	(6,422,802)	5,764,954	(191,965)	330,903

13,482,616	49,370,377	12,914,187	14,594,220	435,350	385,558
(2,219,567)	(1,158,067)	(1,189,414)	(1,395,553)	(82,851)	(161,793)
(36,204)	(40,901)	(68,329)	(68,182)	(10,195)	—
(437,358)	(195,127)	(632,958)	(424,675)	(30,112)	(44,232)
(11,244,315)	(6,606,890)	(9,051,337)	(8,473,818)	(263,670)	(377,311)
(2,012,236)	(1,060,681)	(1,879,697)	(1,849,753)	(88,629)	(99,921)
(185,324)	(92,688)	(166,782)	(151,394)	(8,824)	(9,356)
(153,744)	(50,867)	(138,120)	(140,761)	189	(748)
(2,806,132)	40,165,156	(212,450)	2,090,084	(48,742)	(307,803)
(349,810)	40,443,190	(6,635,252)	7,855,038	(240,707)	23,100

42,410,378	1,967,188	37,268,337	29,413,299	2,434,639	2,411,539
$42,060,568	$42,410,378	$30,633,085	$37,268,337	$2,193,932	$2,434,639

	Principal Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Year Ended December 31, 2011 and 2010

	Invesco
	Capital
	Appreciation
	Series II
	Division
	2011	2010
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$—	$2,997
Total realized gains (losses) on investments	(8,225)	18,146
Change in net unrealized appreciation or depreciation of investments	(44,133)	60,791
Net gains (losses) from investments	(52,358)	81,934

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(52,358)	81,934

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	156,711	343,754
Contract terminations and surrenders	(42,663)	(37,143)
Death benefit payments	—	(1,576)
Policy loan transfers	(2,081)	(11,005)
Transfers to other contracts	(20,641)	(582,310)
Cost of insurance and administration charges	(55,726)	(57,170)
Mortality and expenses charges	(5,235)	(4,712)
Surrender charges	(13,943)	(12,636)
Increase (decrease) in net assets from policy related transactions	16,422	(362,798)
Total increase (decrease)	(35,936)	(280,864)

Net assets at beginning of period	629,478	910,342
Net assets at end of period	$593,542	$629,478

(1) Commenced operations April 29, 2011.

See accompanying notes.

Invesco
Capital	Invesco		Invesco
Development	Core Equity		Core Equity
Series I	Series I		Series II
Division (1)	Division		Division
2011	2011	2010	2011	2010

$(20)	$90,113	$86,142	$60,674	$53,095
(34,929)	203,218	51,296	97,968	514
(466,089)	(315,509)	671,587	(188,532)	567,762
(501,038)	(22,178)	809,025	(29,890)	621,371

—	—	—	—	—

(501,038)	(22,178)	809,025	(29,890)	621,371

3,253,922	1,498,656	2,610,318	2,822,228	2,796,881
(17,975)	(416,899)	(562,424)	(151,042)	(148,278)
(1,874)	(3,855)	(6,917)	(18,529)	(4,465)
20	(100,607)	(70,542)	(94,034)	(66,335)
(174,312)	(1,404,962)	(699,098)	(1,711,210)	(964,433)
(42,983)	(353,964)	(370,729)	(527,409)	(518,602)
(4,310)	(33,950)	(34,143)	(48,820)	(41,724)
(257)	(6,018)	160	(53,974)	(64,053)
3,012,231	(821,599)	866,625	217,210	988,991
2,511,193	(843,777)	1,675,650	187,320	1,610,362

0	9,284,334	7,608,684	7,487,698	5,877,336
$2,511,193	$8,440,557	$9,284,334	$7,675,018	$7,487,698

	Principal Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Year Ended December 31, 2011 and 2010

	Invesco
	Global
	Health Care
	Series I
	Division
	2011	2010
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(66)	$(72)
Total realized gains (losses) on investments	227,801	(119,801)
Change in net unrealized appreciation or depreciation of investments	(11,052)	492,994
Net gains (losses) from investments	216,683	373,121

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	216,683	373,121

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	2,819,762	2,590,694
Contract terminations and surrenders	(348,633)	(407,007)
Death benefit payments	(6,380)	(4,330)
Policy loan transfers	(72,397)	(66,688)
Transfers to other contracts	(2,270,876)	(1,813,099)
Cost of insurance and administration charges	(300,182)	(308,863)
Mortality and expenses charges	(29,665)	(28,361)
Surrender charges	(17,913)	(33,509)
Increase (decrease) in net assets from policy related transactions	(226,284)	(71,163)
Total increase (decrease)	(9,601)	301,958

Net assets at beginning of period	7,507,084	7,205,126
Net assets at end of period	$7,497,483	$7,507,084

See accompanying notes.

Invesco		Invesco		Invesco
International		Mid Cap		Small Cap
Growth		Core Equity		Equity
Series I		Series II		Series I
Division		Division		Division
2011	2010	2011	2010	2011	2010

$175,001	$176,816	$651	$2,399	$(67)	$(51)
29,606	(82,002)	60,042	9,980	686,950	196,881
(874,000)	847,650	(110,443)	76,105	(963,138)	1,393,352
(669,393)	942,464	(49,750)	88,484	(276,255)	1,590,182

—	—	—	—	—	—

(669,393)	942,464	(49,750)	88,484	(276,255)	1,590,182

14,330,275	10,292,924	150,998	279,598	8,497,672	4,610,794
(470,341)	(272,379)	(907)	(5,257)	(363,589)	(188,565)
(2,432)	(2,883)	—	(2,816)	(6,765)	(2,703)
(35,287)	(11,170)	(20,803)	(10,556)	(120,856)	(181,473)
(12,183,403)	(9,010,526)	(104,545)	(32,508)	(4,161,955)	(3,194,584)
(195,809)	(146,256)	(15,667)	(13,718)	(229,970)	(158,994)
(22,045)	(16,682)	(1,919)	(1,580)	(23,831)	(15,634)
19,448	3,222	(40)	(237)	7,925	(2,702)
1,440,406	836,250	7,117	212,926	3,598,631	866,139
771,013	1,778,714	(42,633)	301,410	3,322,376	2,456,321

8,944,848	7,166,134	763,452	462,042	7,329,650	4,873,329
$9,715,861	$8,944,848	$720,819	$763,452	$10,652,026	$7,329,650

	Principal Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Year Ended December 31, 2011 and 2010

	Invesco
	Technology
	Series I
	Division
	2011	2010
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$7,938	$(286)
Total realized gains (losses) on investments	448,946	471,592
Change in net unrealized appreciation or depreciation of investments	(668,193)	286,319
Net gains (losses) from investments	(211,309)	757,625

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(211,309)	757,625

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,965,308	2,234,534
Contract terminations and surrenders	(135,357)	(615,665)
Death benefit payments	—	—
Policy loan transfers	80,945	(122,803)
Transfers to other contracts	(1,557,939)	(1,999,756)
Cost of insurance and administration charges	(144,405)	(138,207)
Mortality and expenses charges	(14,227)	(12,820)
Surrender charges	(1,288)	19,463
Increase (decrease) in net assets from policy related transactions	193,037	(635,254)
Total increase (decrease)	(18,272)	122,371

Net assets at beginning of period	3,797,538	3,675,167
Net assets at end of period	$3,779,266	$3,797,538

See accompanying notes.

Janus		Janus		Janus
Aspen		Aspen		Aspen
Balanced		Enterprise		Flexible Bond
Service Shares		Service Shares		Service Shares
Division		Division		Division
2011	2010	2011	2010	2011	2010

$123,405	$92,463	$(120)	$(121)	$2,334,693	$1,743,290
339,553	103,077	1,101,163	148,802	1,183,003	808,485
(436,500)	87,409	(1,270,230)	1,697,151	(1,395,940)	(494,213)
26,458	282,949	(169,187)	1,845,832	2,121,756	2,057,562

—	—	—	—	—	—

26,458	282,949	(169,187)	1,845,832	2,121,756	2,057,562

3,050,632	2,074,143	4,065,883	3,451,181	21,474,866	23,966,495
(25,901)	(172,870)	(597,353)	(425,442)	(340,391)	(1,264,760)
(6,391)	—	(18,833)	(3,966)	(15,720)	(21,497)
(15,917)	(2,581)	(79,349)	(41,880)	160,677	(541,908)
(1,156,424)	(1,194,996)	(3,174,314)	(1,554,317)	(19,050,266)	(12,950,252)
(89,450)	(64,217)	(270,216)	(245,339)	(816,125)	(729,137)
(9,308)	(6,453)	(26,445)	(22,435)	(86,854)	(73,524)
2,406	9,780	8,260	(4,197)	18,077	66,493
1,749,647	642,806	(92,367)	1,153,605	1,344,264	8,451,910
1,776,105	925,755	(261,554)	2,999,437	3,466,020	10,509,472

3,992,466	3,066,711	9,719,922	6,720,485	35,625,754	25,116,282
$5,768,571	$3,992,466	$9,458,368	$9,719,922	$39,091,774	$35,625,754

	Principal Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Year Ended December 31, 2011 and 2010

	Janus
	Aspen
	Forty
	Service Shares
	Division
	2011	2010
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$8,091	$5,407
Total realized gains (losses) on investments	131,097	5,301
Change in net unrealized appreciation or depreciation of investments	(446,992)	152,670
Net gains (losses) from investments	(307,804)	163,378

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(307,804)	163,378

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	9,339,371	3,936,213
Contract terminations and surrenders	(283,676)	(123,628)
Death benefit payments	(5,471)	(1,553)
Policy loan transfers	(25,065)	(2,986)
Transfers to other contracts	(7,897,706)	(1,555,488)
Cost of insurance and administration charges	(228,511)	(130,665)
Mortality and expenses charges	(17,135)	(7,920)
Surrender charges	25,984	12,510
Increase (decrease) in net assets from policy related transactions	907,791	2,126,483
Total increase (decrease)	599,987	2,289,861

Net assets at beginning of period	2,592,254	302,393
Net assets at end of period	$3,192,241	$2,592,254

See accompanying notes.

Janus		Janus
Aspen		Aspen		JP Morgan
Overseas		Worldwide		Core Bond
Service Shares		Service Shares		Class I
Division		Division		Division
2011	2010	2011	2010	2011	2010

$34,366	$44,090	$4,245	$3,264	$136,841	$67,586
317,387	(81,713)	97,024	844	38,995	86,933
(3,639,615)	1,914,960	(216,069)	94,476	11,395	(581)
(3,287,862)	1,877,337	(114,800)	98,584	187,231	153,938

—	—	—	—	—	—

(3,287,862)	1,877,337	(114,800)	98,584	187,231	153,938

3,494,420	4,523,925	469,707	258,484	1,508,766	1,431,015
(195,505)	(79,252)	(75,605)	(95,270)	(199,207)	(233,715)
(6,004)	—	—	(741)	(3,021)	—
(9,438)	(12,878)	763	(1,276)	162	551
(3,124,154)	(2,164,696)	(270,087)	(107,819)	(601,802)	(815,333)
(190,216)	(163,525)	(15,394)	(14,161)	(45,641)	(38,747)
(22,996)	(18,651)	(2,004)	(1,728)	(6,078)	(4,817)
9,135	2,904	818	4,280	9,003	12,255
(44,758)	2,087,827	108,198	41,769	662,182	351,209
(3,332,620)	3,965,164	(6,602)	140,353	849,413	505,147

10,130,917	6,165,753	765,642	625,289	1,960,225	1,455,078
$6,798,297	$10,130,917	$759,040	$765,642	$2,809,638	$1,960,225

	Principal Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Year Ended December 31, 2011 and 2010

	JP Morgan
	Small Cap Core
	Class I
	Division
	2011	2010
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$4,387	$—
Total realized gains (losses) on investments	562,465	334,024
Change in net unrealized appreciation or depreciation of investments	(719,579)	416,854
Net gains (losses) from investments	(152,727)	750,878

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(152,727)	750,878

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	3,582,454	3,492,399
Contract terminations and surrenders	(238,271)	(127,620)
Death benefit payments	(10,497)	(4,649)
Policy loan transfers	(9,529)	6,098
Transfers to other contracts	(3,368,015)	(3,433,037)
Cost of insurance and administration charges	(72,987)	(65,554)
Mortality and expenses charges	(9,212)	(7,804)
Surrender charges	10,716	4,724
Increase (decrease) in net assets from policy related transactions	(115,341)	(135,443)
Total increase (decrease)	(268,068)	615,435

Net assets at beginning of period	3,617,011	3,001,576
Net assets at end of period	$3,348,943	$3,617,011

See accompanying notes.

LargeCap		LargeCap		LargeCap
Blend II		Growth		Growth I
Class 1		Class 1		Class 1
Division		Division		Division
2011	2010	2011	2010	2011	2010

$3,525	$295,673	$(313)	$15,361	$(694)	$113,553
(426,851)	(805,560)	631,901	(379,315)	2,775,691	750,693
406,151	2,020,200	(1,700,803)	4,523,695	(3,022,781)	14,841,144
(17,175)	1,510,313	(1,069,215)	4,159,741	(247,784)	15,705,390

—	—	—	—	—	—

(17,175)	1,510,313	(1,069,215)	4,159,741	(247,784)	15,705,390

3,360,342	3,770,227	5,527,836	6,146,728	22,514,884	13,310,380
(634,295)	(433,786)	(1,295,650)	(1,431,620)	(5,618,590)	(5,332,510)
(22,184)	(19,849)	(63,052)	(27,851)	(566,857)	(136,787)
(211,843)	(207,017)	(299,791)	(242,629)	(994,930)	(888,213)
(2,585,356)	(2,377,604)	(4,818,842)	(3,456,040)	(10,851,222)	(6,251,230)
(683,877)	(717,559)	(1,396,860)	(1,405,816)	(4,319,123)	(4,453,429)
(66,516)	(63,050)	(91,770)	(95,751)	(311,757)	(322,271)
(83,717)	(85,192)	(28,031)	(37,772)	(152,756)	(160,597)
(927,446)	(133,830)	(2,466,160)	(550,751)	(300,351)	(4,234,657)
(944,621)	1,376,483	(3,535,375)	3,608,990	(548,135)	11,470,733

13,015,673	11,639,190	26,865,096	23,256,106	95,218,460	83,747,727
$12,071,052	$13,015,673	$23,329,721	$26,865,096	$94,670,325	$95,218,460

	Principal Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Year Ended December 31, 2011 and 2010

	LargeCap
	S&P 500 Index
	Class 1
	Division
	2011	2010
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$14,006	$317,178
Total realized gains (losses) on investments	274,759	(135,398)
Change in net unrealized appreciation or depreciation of investments	112,597	2,829,774
Net gains (losses) from investments	401,362	3,011,554

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	401,362	3,011,554

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	13,040,206	5,894,263
Contract terminations and surrenders	(1,897,944)	(1,286,129)
Death benefit payments	(28,607)	(117,007)
Policy loan transfers	(408,576)	(246,781)
Transfers to other contracts	(3,282,839)	(2,164,560)
Cost of insurance and administration charges	(1,392,607)	(1,341,037)
Mortality and expenses charges	(105,114)	(98,355)
Surrender charges	(72,929)	(87,699)
Increase (decrease) in net assets from policy related transactions	5,851,590	552,695
Total increase (decrease)	6,252,952	3,564,249

Net assets at beginning of period	23,839,624	20,275,375
Net assets at end of period	$30,092,576	$23,839,624

See accompanying notes.

LargeCap		MFS VIT		MFS VIT
Value		Global Equity		Growth
Class 1		Service Class		Service Class
Division		Division		Division
2011	2010	2011	2010	2011	2010

$(27,118)	$797,956	$3,150	$5,621	$766	$—
(1,213,840)	(1,901,515)	128,295	2,687	390,894	139,906
1,815,159	7,195,187	(149,185)	62,622	(416,489)	283,712
574,201	6,091,628	(17,740)	70,930	(24,829)	423,618

—	—	—	—	—	—

574,201	6,091,628	(17,740)	70,930	(24,829)	423,618

7,387,482	5,408,604	225,579	222,763	2,214,848	4,120,752
(2,090,148)	(2,517,859)	—	—	(144,453)	(122,902)
(414,612)	(75,882)	—	—	(502)	(708)
(417,519)	(301,911)	(26,250)	(2,266)	(23,596)	(16,596)
(2,575,507)	(2,081,267)	(251,577)	(196,856)	(1,977,862)	(2,860,584)
(2,518,860)	(2,494,200)	(15,979)	(15,276)	(79,250)	(64,727)
(194,860)	(185,107)	(1,880)	(1,680)	(8,978)	(6,763)
(81,248)	(64,644)	—	—	6,328	5,446
(905,272)	(2,312,266)	(70,107)	6,685	(13,465)	1,053,918
(331,071)	3,779,362	(87,847)	77,615	(38,294)	1,477,536

49,269,930	45,490,568	614,672	537,057	3,842,028	2,364,492
$48,938,859	$49,269,930	$526,825	$614,672	$3,803,734	$3,842,028

	Principal Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Year Ended December 31, 2011 and 2010

	MFS VIT
	MidCap
	Growth
	Service Class
	Division
	2011	2010
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$—	$—
Total realized gains (losses) on investments	59,138	47,000
Change in net unrealized appreciation or depreciation of investments	(87,218)	40,587
Net gains (losses) from investments	(28,080)	87,587

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(28,080)	87,587

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	158,766	346,815
Contract terminations and surrenders	(15,654)	(9,168)
Death benefit payments	—	—
Policy loan transfers	238	(2,353)
Transfers to other contracts	(241,965)	(176,498)
Cost of insurance and administration charges	(11,380)	(9,417)
Mortality and expenses charges	(1,452)	(1,131)
Surrender charges	(446)	(53)
Increase (decrease) in net assets from policy related transactions	(111,893)	148,195
Total increase (decrease)	(139,973)	235,782

Net assets at beginning of period	523,144	287,362
Net assets at end of period	$383,171	$523,144

See accompanying notes.

		MFS VIT
MFS VIT		Research		MFS VIT
New Discovery		International		Total Return
Service Class		Service Class		Service Class
Division		Division		Division
2011	2010	2011	2010	2011	2010

$—	$—	$29,349	$11,619	$13,969	$1,418
1,936,838	196,087	15,358	3,553	41,222	4,554
(3,002,228)	1,286,633	(253,681)	114,392	(36,945)	23,388
(1,065,390)	1,482,720	(208,974)	129,564	18,246	29,360

—	—	—	—	—	—

(1,065,390)	1,482,720	(208,974)	129,564	18,246	29,360

7,519,978	3,720,014	1,160,984	1,254,875	1,033,360	611,562
(180,057)	(215,534)	(13,375)	(10,621)	(10,818)	(721)
(3,221)	(3,450)	(127)	—	—	—
117,105	1,612	(26,047)	5,662	—	(339)
(5,271,395)	(1,061,017)	(496,730)	(484,356)	(1,168,877)	(169,867)
(253,823)	(134,932)	(33,192)	(17,220)	(12,764)	(6,810)
(26,552)	(13,046)	(3,520)	(1,738)	(976)	(408)
(4,051)	3,227	748	596	1,005	73
1,897,984	2,296,874	588,741	747,198	(159,070)	433,490
832,594	3,779,594	379,767	876,762	(140,824)	462,850

6,803,279	3,023,685	1,254,803	378,041	507,505	44,655
$7,635,873	$6,803,279	$1,634,570	$1,254,803	$366,681	$507,505

	Principal Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Year Ended December 31, 2011 and 2010

	MFS VIT
	Utilities
	Service Class
	Division
	2011	2010
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$17,766	$6,148
Total realized gains (losses) on investments	13,483	10,122
Change in net unrealized appreciation or depreciation of investments	4,684	36,212
Net gains (losses) from investments	35,933	52,482

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	35,933	52,482

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	596,999	324,122
Contract terminations and surrenders	(4,285)	(4,772)
Death benefit payments	—	—
Policy loan transfers	(11,318)	(363)
Transfers to other contracts	(54,357)	(61,056)
Cost of insurance and administration charges	(46,593)	(25,138)
Mortality and expenses charges	(2,664)	(1,219)
Surrender charges	(6,417)	483
Increase (decrease) in net assets from policy related transactions	471,365	232,057
Total increase (decrease)	507,298	284,539

Net assets at beginning of period	420,930	136,391
Net assets at end of period	$928,228	$420,930

See accompanying notes.

MFS VIT		MidCap		Money
Value		Blend		Market
Service Class		Class 1		Class 1
Division		Division		Division
2011	2010	2011	2010	2011	2010

$178,218	$140,653	$(94,217)	$2,351,682	$(3,494)	$(4,272)
380,215	(257,081)	3,228,004	(787,199)	—	—
(637,457)	1,446,891	6,653,641	21,132,013	—	13
(79,024)	1,330,463	9,787,428	22,696,496	(3,494)	(4,259)

—	—	—	—	—	—

(79,024)	1,330,463	9,787,428	22,696,496	(3,494)	(4,259)

6,355,524	5,843,618	25,312,937	48,684,049	188,062,668	142,527,199
(239,128)	(417,437)	(7,251,750)	(6,163,092)	(16,452,598)	(33,631,692)
(4,925)	(5,646)	(327,784)	(166,664)	(665,619)	(298,690)
(94,774)	(129,511)	(1,886,132)	(1,292,883)	(1,035,281)	(2,952,650)
(5,850,534)	(2,558,227)	(16,506,139)	(10,242,310)	(137,184,126)	(104,481,856)
(320,697)	(266,826)	(5,625,789)	(4,543,206)	(7,542,469)	(8,189,844)
(37,106)	(29,331)	(422,958)	(314,456)	(702,582)	(711,224)
4,644	14,091	(326,527)	(256,598)	(508,486)	21,029
(186,996)	2,450,731	(7,034,142)	25,704,840	23,971,507	(7,717,728)
(266,020)	3,781,194	2,753,286	48,401,336	23,968,013	(7,721,987)

13,703,432	9,922,238	120,446,914	72,045,578	192,623,781	200,345,768
$13,437,412	$13,703,432	$123,200,200	$120,446,914	$216,591,794	$192,623,781

	Principal Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Year Ended December 31, 2011 and 2010

	Neuberger
	Berman AMT
	Guardian
	I Class
	Division
	2011	2010
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$8,786	$5,065
Total realized gains (losses) on investments	270,189	141,664
Change in net unrealized appreciation or depreciation of investments	(262,013)	93,501
Net gains (losses) from investments	16,962	240,230

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	16,962	240,230

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,472,015	276,286
Contract terminations and surrenders	(11,386)	(15,453)
Death benefit payments	—	—
Policy loan transfers	(24,826)	(12,402)
Transfers to other contracts	(846,458)	(571,296)
Cost of insurance and administration charges	(31,883)	(19,489)
Mortality and expenses charges	(3,433)	(2,213)
Surrender charges	579	(698)
Increase (decrease) in net assets from policy related transactions	554,608	(345,265)
Total increase (decrease)	571,570	(105,035)

Net assets at beginning of period	1,391,191	1,496,226
Net assets at end of period	$1,962,761	$1,391,191

(1) Represented the operations of Oppenheimer Main Street Small Cap Service Shares Division until May 23, 2011 name change.

See accompanying notes.

				Oppenheimer
Neuberger		Neuberger		Main Street
Berman AMT		Berman AMT		Small &
Partners		Small-Cap Growth		Mid Cap
I Class		S Class		Service Shares
Division		Division		Division (1)
2011	2010	2011	2010	2011	2010

$—	$28,956	$—	$—	$1,147	$490
534,419	(785,177)	13,602	(339)	4,716	9,153
(1,096,976)	1,352,118	(20,281)	50,139	(15,646)	31,795
(562,557)	595,897	(6,679)	49,800	(9,783)	41,438

—	—	—	—	—	—

(562,557)	595,897	(6,679)	49,800	(9,783)	41,438

2,212,784	2,745,509	275,191	76,150	129,354	171,933
(151,099)	(329,966)	—	(7,127)	(15)	(10,453)
—	—	—	—	—	(465)
(6,885)	(2,296)	—	—	(1,875)	(372)
(1,872,242)	(2,543,292)	(172,414)	(48,627)	(31,073)	(18,150)
(103,150)	(102,544)	(5,347)	(4,146)	(17,101)	(7,296)
(11,617)	(10,961)	(678)	(502)	(1,170)	(550)
6,260	13,443	—	(322)	(22)	586
74,051	(230,107)	96,752	15,426	78,098	135,233
(488,506)	365,790	90,073	65,226	68,315	176,671

4,540,453	4,174,663	309,013	243,787	268,714	92,043
$4,051,947	$4,540,453	$399,086	$309,013	$337,029	$268,714

	Principal Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Year Ended December 31, 2011 and 2010

	PIMCO
	High Yield
	Administrative
	Class
	Division
	2011	2010
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$90,093	$13,562
Total realized gains (losses) on investments	(19,695)	5,881
Change in net unrealized appreciation or depreciation of investments	(32,517)	5,124
Net gains (losses) from investments	37,881	24,567

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	37,881	24,567

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	2,293,548	664,600
Contract terminations and surrenders	(6,517)	—
Death benefit payments	—	—
Policy loan transfers	(1,002)	(25,585)
Transfers to other contracts	(1,082,507)	(94,422)
Cost of insurance and administration charges	(50,093)	(9,048)
Mortality and expenses charges	(4,361)	(999)
Surrender charges	331	—
Increase (decrease) in net assets from policy related transactions	1,149,399	534,546
Total increase (decrease)	1,187,280	559,113

Net assets at beginning of period	559,113	—
Net assets at end of period	$1,746,393	$559,113

See accompanying notes.

PIMCO		PIMCO		PIMCO
Real Return		Short-Term		Total Return
Administrative		Administrative		Administrative
Class		Class		Class
Division		Division		Division
2011	2010	2011	2010	2011	2010

$71,574	$13,393	$14,747	$2,755	$397,768	$92,530
351,346	29,085	1,912	2,060	263,757	212,642
(2,105)	11,515	(14,911)	505	(137,915)	(90,349)
420,815	53,993	1,748	5,320	523,610	214,823

—	—	—	—	—	—

420,815	53,993	1,748	5,320	523,610	214,823

8,208,945	2,511,553	3,376,424	863,164	16,308,935	9,654,838
(30,586)	(195,445)	(93,477)	(110,716)	(695,723)	(277,405)
(2,159)	—	—	—	(4,362)	—
(1,198)	450	1,636	1,576	(26,443)	(43,315)
(4,839,788)	(1,125,423)	(1,753,183)	(273,580)	(3,854,622)	(4,119,728)
(94,593)	(20,832)	(47,323)	(5,933)	(205,006)	(113,868)
(8,735)	(2,102)	(4,239)	(511)	(20,577)	(11,847)
1,555	10,959	4,754	6,208	35,441	15,555
3,233,441	1,179,160	1,484,592	480,208	11,537,643	5,104,230
3,654,256	1,233,153	1,486,340	485,528	12,061,253	5,319,053

1,383,840	150,687	615,622	130,094	6,047,288	728,235
$5,038,096	$1,383,840	$2,101,962	$615,622	$18,108,541	$6,047,288

	Principal Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Year Ended December 31, 2011 and 2010

	Principal
	LifeTime
	Strategic
	Income
	Class 1
	Division
	2011	2010
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$132,751	$160,337
Total realized gains (losses) on investments	199,157	129,197
Change in net unrealized appreciation or depreciation of investments	(171,517)	77,583
Net gains (losses) from investments	160,391	367,117

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	160,391	367,117

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	2,412,903	2,355,822
Contract terminations and surrenders	(26,031)	(116,094)
Death benefit payments	(13)	(13,238)
Policy loan transfers	(5,221)	13,480
Transfers to other contracts	(1,753,441)	(847,383)
Cost of insurance and administration charges	(122,765)	(106,865)
Mortality and expenses charges	(12,913)	(10,626)
Surrender charges	(1,932)	5,783
Increase (decrease) in net assets from policy related transactions	490,587	1,280,879
Total increase (decrease)	650,978	1,647,996

Net assets at beginning of period	4,110,030	2,462,034
Net assets at end of period	$4,761,008	$4,110,030

See accompanying notes.

Principal		Principal		Principal
LifeTime		LifeTime		LifeTime
2010		2020		2030
Class 1		Class 1		Class 1
Division		Division		Division
2011	2010	2011	2010	2011	2010

$267,575	$282,512	$690,089	$809,607	$421,224	$377,339
444,736	520,438	787,047	568,225	957,438	462,112
(656,062)	81,983	(1,827,488)	1,730,968	(1,980,792)	1,693,856
56,249	884,933	(350,352)	3,108,800	(602,130)	2,533,307

—	—	—	—	—	—

56,249	884,933	(350,352)	3,108,800	(602,130)	2,533,307

5,137,877	4,964,173	10,313,839	11,304,780	9,062,012	8,429,567
(343,927)	(217,303)	(926,874)	(890,305)	(1,004,293)	(463,974)
(4,905)	(19,136)	(7,995)	(60,564)	(10,719)	(28,175)
8,164	(5,746)	(31,959)	(161,191)	(197,108)	(28,275)
(2,626,388)	(3,114,261)	(3,424,456)	(5,111,534)	(4,629,803)	(3,556,558)
(288,021)	(217,620)	(845,811)	(719,080)	(998,680)	(888,228)
(31,058)	(21,618)	(89,102)	(72,177)	(97,159)	(77,537)
13,123	9,185	(25,287)	(39,591)	(106,920)	(148,282)
1,864,865	1,377,674	4,962,355	4,250,338	2,017,330	3,238,538
1,921,114	2,262,607	4,612,003	7,359,138	1,415,200	5,771,845

7,786,980	5,524,373	24,764,211	17,405,073	19,441,254	13,669,409
$9,708,094	$7,786,980	$29,376,214	$24,764,211	$20,856,454	$19,441,254

	Principal Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Year Ended December 31, 2011 and 2010

	Principal
	LifeTime
	2040
	Class 1
	Division
	2011	2010
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$196,364	$211,954
Total realized gains (losses) on investments	159,254	213,551
Change in net unrealized appreciation or depreciation of investments	(810,771)	978,370
Net gains (losses) from investments	(455,153)	1,403,875

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(455,153)	1,403,875

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	6,151,526	4,466,753
Contract terminations and surrenders	(443,125)	(229,298)
Death benefit payments	(5,505)	(2,845)
Policy loan transfers	(11,589)	(141,453)
Transfers to other contracts	(3,045,997)	(2,092,519)
Cost of insurance and administration charges	(732,526)	(689,807)
Mortality and expenses charges	(68,414)	(56,668)
Surrender charges	(64,307)	(59,931)
Increase (decrease) in net assets from policy related transactions	1,780,063	1,194,232
Total increase (decrease)	1,324,910	2,598,107

Net assets at beginning of period	10,368,859	7,770,752
Net assets at end of period	$11,693,769	$10,368,859

See accompanying notes.

Principal		Putnam VT		Putnam VT
LifeTime		Growth &		International
2050		Income		Equity
Class 1		Class IB		Class IB
Division		Division		Division
2011	2010	2011	2010	2011	2010

$118,608	$130,709	$4,273	$4,200	$54,203	$60,436
109,533	(23,938)	17,748	(22,271)	65,570	(323,040)
(521,703)	925,304	(45,935)	51,842	(357,552)	413,904
(293,562)	1,032,075	(23,914)	33,771	(237,779)	151,300

—	—	—	—	—	—

(293,562)	1,032,075	(23,914)	33,771	(237,779)	151,300

2,646,192	2,535,773	174,108	42,646	269,973	630,997
(192,208)	(324,970)	(29,380)	(28,173)	(86,637)	(210,811)
(6,138)	—	—	—	—	(2,120)
(90,039)	(82,048)	580	(4,458)	12,263	(21,900)
(1,472,112)	(988,649)	(16,751)	(70,516)	(446,110)	(613,180)
(522,126)	(512,029)	(5,390)	(4,268)	(32,045)	(36,390)
(48,752)	(41,840)	(928)	(666)	(4,440)	(4,766)
(26,293)	(82,575)	(853)	(1,215)	(775)	4,393
288,524	503,662	121,386	(66,650)	(287,771)	(253,777)
(5,038)	1,535,737	97,472	(32,879)	(525,550)	(102,477)

7,292,553	5,756,816	239,245	272,124	1,661,125	1,763,602
$7,287,515	$7,292,553	$336,717	$239,245	$1,135,575	$1,661,125

	Principal Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Year Ended December 31, 2011 and 2010

	Putnam VT
	Voyager
	Class IB
	Division
	2011	2010
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(137)	$297,423
Total realized gains (losses) on investments	419,561	85,903
Change in net unrealized appreciation or depreciation of investments	(4,876,572)	4,177,020
Net gains (losses) from investments	(4,457,148)	4,560,346

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(4,457,148)	4,560,346

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	4,490,389	4,866,273
Contract terminations and surrenders	(1,828,137)	(2,140,956)
Death benefit payments	(153,192)	(73,467)
Policy loan transfers	(549,311)	(331,177)
Transfers to other contracts	(2,420,388)	(1,551,403)
Cost of insurance and administration charges	(1,333,706)	(1,420,820)
Mortality and expenses charges	(81,995)	(94,152)
Surrender charges	(18,540)	(28,333)
Increase (decrease) in net assets from policy related transactions	(1,894,880)	(774,035)
Total increase (decrease)	(6,352,028)	3,786,311

Net assets at beginning of period	26,638,739	22,852,428
Net assets at end of period	$20,286,711	$26,638,739

See accompanying notes.

				SAM
		SAM		Conservative
Real Estate		Balanced		Balanced
Securities		Portfolio		Portfolio
Class 1		Class 1		Class 1
Division		Division		Division
2011	2010	2011	2010	2011	2010

$(556)	$1,114,038	$618,503	$510,454	$400,741	$226,530
(634,981)	(1,846,551)	863,241	117,432	322,288	73,348
4,320,781	8,830,198	(1,367,903)	1,352,372	(507,069)	329,002
3,685,244	8,097,685	113,841	1,980,258	215,960	628,880

—	—	—	—	—	—

3,685,244	8,097,685	113,841	1,980,258	215,960	628,880

17,862,665	17,188,525	14,382,938	11,841,230	6,469,069	7,577,757
(1,956,059)	(1,854,160)	(1,307,304)	(480,318)	(73,092)	(260,106)
(29,880)	(46,210)	(4,315)	(66,571)	(2,901)	(2,690)
(589,038)	(404,522)	28,871	(359,082)	67,164	(95,543)
(12,375,850)	(11,892,770)	(4,849,398)	(2,798,799)	(1,913,910)	(1,164,443)
(1,657,308)	(1,535,540)	(1,427,063)	(942,478)	(540,543)	(356,802)
(159,785)	(138,388)	(104,977)	(63,092)	(38,747)	(22,921)
(80,468)	(88,298)	(123,220)	(46,360)	(20,137)	(47,697)
1,014,277	1,228,637	6,595,532	7,084,530	3,946,903	5,627,555
4,699,521	9,326,322	6,709,373	9,064,788	4,162,863	6,256,435

40,897,758	31,571,436	19,708,258	10,643,470	9,648,228	3,391,793
$45,597,279	$40,897,758	$26,417,631	$19,708,258	$13,811,091	$9,648,228

	Principal Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Year Ended December 31, 2011 and 2010

	SAM
	Conservative
	Growth
	Portfolio
	Class 1
	Division
	2011	2010
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$491,532	$619,104
Total realized gains (losses) on investments	865,932	(458,012)
Change in net unrealized appreciation or depreciation of investments	(1,423,547)	2,901,607
Net gains (losses) from investments	(66,083)	3,062,699

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(66,083)	3,062,699

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	10,612,475	9,612,285
Contract terminations and surrenders	(755,331)	(410,608)
Death benefit payments	(2,557)	(16,544)
Policy loan transfers	(121,043)	(398,897)
Transfers to other contracts	(4,261,506)	(4,720,341)
Cost of insurance and administration charges	(1,627,221)	(1,458,551)
Mortality and expenses charges	(114,845)	(93,976)
Surrender charges	(381,929)	(191,861)
Increase (decrease) in net assets from policy related transactions	3,348,043	2,321,507
Total increase (decrease)	3,281,960	5,384,206

Net assets at beginning of period	22,725,399	17,341,193
Net assets at end of period	$26,007,359	$22,725,399

See accompanying notes.

SAM		SAM
Flexible		Strategic
Income		Growth		Short-Term
Portfolio		Portfolio		Income
Class 1		Class 1		Class 1
Division		Division		Division
2011	2010	2011	2010	2011	2010

$332,658	$258,670	$349,450	$360,735	$17,407	$197,073
149,523	211,671	190,202	(160,184)	38,323	89,649
(254,658)	60,652	(1,058,811)	2,397,398	92,683	(56,214)
227,523	530,993	(519,159)	2,597,949	148,413	230,508

—	—	—	—	—	—

227,523	530,993	(519,159)	2,597,949	148,413	230,508

6,664,234	5,631,986	10,110,914	9,942,070	9,768,725	13,665,213
(575,873)	(163,029)	(428,481)	(461,670)	(590,889)	(575,931)
(2,900)	(5,378)	(12,903)	(2,857)	(4,560)	(16,377)
82,198	(134,506)	(323,422)	(310,707)	(58,912)	(170,970)
(2,134,779)	(2,486,006)	(2,507,673)	(1,585,984)	(4,197,542)	(3,861,103)
(407,283)	(296,462)	(1,648,294)	(1,237,052)	(554,162)	(348,946)
(33,311)	(20,859)	(121,337)	(84,561)	(48,531)	(26,847)
(53,927)	(38,583)	(160,229)	(145,402)	(97,316)	(30,324)
3,538,359	2,487,163	4,908,575	6,113,837	4,216,813	8,634,715
3,765,882	3,018,156	4,389,416	8,711,786	4,365,226	8,865,223

6,538,932	3,520,776	20,705,042	11,993,256	11,584,905	2,719,682
$10,304,814	$6,538,932	$25,094,458	$20,705,042	$15,950,131	$11,584,905

	Principal Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Year Ended December 31, 2011 and 2010

	SmallCap
	Blend
	Class 1
	Division
	2011	2010
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$70,868	$94,102
Total realized gains (losses) on investments	87,250	(392,002)
Change in net unrealized appreciation or depreciation of investments	(417,985)	4,711,446
Net gains (losses) from investments	(259,867)	4,413,546

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(259,867)	4,413,546

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,870,703	2,591,941
Contract terminations and surrenders	(986,615)	(1,052,186)
Death benefit payments	(304,372)	(9,069)
Policy loan transfers	(294,348)	(75,656)
Transfers to other contracts	(1,737,876)	(1,609,328)
Cost of insurance and administration charges	(777,165)	(823,993)
Mortality and expenses charges	(78,861)	(78,333)
Surrender charges	(42,021)	(21,331)
Increase (decrease) in net assets from policy related transactions	(2,350,555)	(1,077,955)
Total increase (decrease)	(2,610,422)	3,335,591

Net assets at beginning of period	22,001,174	18,665,583
Net assets at end of period	$19,390,752	$22,001,174

See accompanying notes.

SmallCap		SmallCap		T. Rowe Price
Growth II		Value I		Equity Income
Class 1		Class 1		Portfolio II
Division		Division		Division
2011	2010	2011	2010	2011	2010

$(226)	$(217)	$10,185	$206,772	$19,976	$5,777
738,492	(280,666)	(524,922)	(1,695,641)	33,174	28,092
(1,483,430)	4,802,274	(385,771)	7,321,996	(96,962)	24,243
(745,164)	4,521,391	(900,508)	5,833,127	(43,812)	58,112

—	—	—	—	—	—

(745,164)	4,521,391	(900,508)	5,833,127	(43,812)	58,112

5,832,914	4,719,986	6,187,756	6,092,970	2,039,648	602,240
(1,466,872)	(1,184,096)	(1,609,999)	(1,513,030)	(11,142)	(9,931)
(138,657)	(16,686)	(355,966)	(26,736)	—	—
(240,693)	(363,016)	(387,551)	(305,531)	21	(8)
(4,468,094)	(3,355,983)	(4,932,822)	(5,857,485)	(1,132,743)	(435,042)
(965,858)	(1,019,449)	(1,151,393)	(1,217,633)	(19,527)	(7,442)
(71,486)	(74,888)	(99,345)	(100,929)	(2,383)	(914)
(54,644)	(41,016)	(52,662)	(54,132)	567	557
(1,573,390)	(1,335,148)	(2,401,982)	(2,982,506)	874,441	149,460
(2,318,554)	3,186,243	(3,302,490)	2,850,621	830,629	207,572

20,841,472	17,655,229	27,214,884	24,364,263	484,422	276,850
$18,522,918	$20,841,472	$23,912,394	$27,214,884	$1,315,051	$484,422

	Principal Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Year Ended December 31, 2011 and 2010

	Templeton
	Developing
	Markets
	Securities
	Class 2
	Division
	2011	2010
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$52,295	$45,163
Total realized gains (losses) on investments	334,476	(89,881)
Change in net unrealized appreciation or depreciation of investments	(1,300,186)	566,740
Net gains (losses) from investments	(913,415)	522,022

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(913,415)	522,022

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	5,293,228	1,875,616
Contract terminations and surrenders	(60,201)	(44,081)
Death benefit payments	(2,995)	—
Policy loan transfers	(14,894)	6,146
Transfers to other contracts	(2,470,080)	(830,311)
Cost of insurance and administration charges	(122,428)	(65,462)
Mortality and expenses charges	(13,518)	(7,242)
Surrender charges	2,878	(1,380)
Increase (decrease) in net assets from policy related transactions	2,611,990	933,286
Total increase (decrease)	1,698,575	1,455,308

Net assets at beginning of period	3,858,383	2,403,075
Net assets at end of period	$5,556,958	$3,858,383

See accompanying notes.

Templeton		Templeton		Van Eck
Foreign		Global Bond		Global
Securities		Securities		Hard Assets
Class 2		Class 2		Initial Class
Division		Division		Division
2011	2010	2011	2010	2011	2010

$180,991	$72,769	$387,516	$53,873	$57,575	$6,915
502,560	304,012	259,772	178,357	362,027	168,637
(1,999,414)	63,135	(779,783)	296,617	(1,446,739)	755,430
(1,315,863)	439,916	(132,495)	528,847	(1,027,137)	930,982

—	—	—	—	—	—

(1,315,863)	439,916	(132,495)	528,847	(1,027,137)	930,982

11,649,780	3,022,672	7,936,809	8,041,616	5,749,609	4,038,956
(11,366)	(197,282)	(69,819)	(38,612)	(141,666)	(91,353)
—	(2,907)	(5,056)	—	—	—
3,649	(43,947)	(43,706)	(15,530)	(6,104)	(21,225)
(6,443,190)	(1,098,467)	(5,439,795)	(4,914,075)	(4,576,596)	(2,170,138)
(201,496)	(138,348)	(158,840)	(94,238)	(98,897)	(54,348)
(19,451)	(13,102)	(15,734)	(8,887)	(10,862)	(5,757)
793	11,062	2,325	2,165	7,116	5,412
4,978,719	1,539,681	2,206,184	2,972,439	922,600	1,701,547
3,662,856	1,979,597	2,073,689	3,501,286	(104,537)	2,632,529

5,804,534	3,824,937	6,082,209	2,580,923	4,397,465	1,764,936
$9,467,390	$5,804,534	$8,155,898	$6,082,209	$4,292,928	$4,397,465

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2011 and 2010

Van Eck
Global
Hard Assets
Service Class
Division (1)
2011
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(1)
Total realized gains (losses) on investments	(3,125)
Change in net unrealized appreciation or depreciation of investments	(27,834)
Net gains (losses) from investments	(30,960)

Payment from affiliate	—

Net increase (decrease) in net assets resulting from operations	(30,960)

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	366,611
Contract terminations and surrenders	(13,220)
Death benefit payments	—
Policy loan transfers	(12)
Transfers to other contracts	(27,400)
Cost of insurance and administration charges	(4,692)
Mortality and expenses charges	(336)
Surrender charges	(128)
Increase (decrease) in net assets from policy related transactions	320,823
Total increase (decrease)	289,863

Net assets at beginning of period	0
Net assets at end of period	$289,863

(1) Commenced operations May 23, 2011.

See accompanying notes.

				Vanguard
Vanguard		Vanguard		VIF
VIF		VIF Equity		Mid-Cap
Balanced		Index		Index
Division		Division		Division
2011	2010	2011	2010	2011	2010

$931,627	$909,745	$741,469	$795,333	$166,014	$123,484
(46,203)	(402,071)	873,446	(1,058,757)	(132,139)	(755,921)
279,686	2,847,530	(796,677)	5,938,233	(532,984)	3,746,851
1,165,110	3,355,204	818,238	5,674,809	(499,109)	3,114,414

—	—	—	—	—	—

1,165,110	3,355,204	818,238	5,674,809	(499,109)	3,114,414

15,983,209	20,190,043	14,112,084	19,649,454	8,384,277	8,019,207
(2,702,526)	(1,462,579)	(1,311,482)	(1,989,307)	(655,923)	(1,285,864)
(11,960)	—	(18,300)	(11,439)	(30,784)	(8,439)
88,801	(284,083)	(59,387)	(641,515)	(68,702)	(73,381)
(12,339,228)	(16,909,103)	(9,438,177)	(16,033,919)	(3,932,325)	(5,274,789)
(797,089)	(707,327)	(991,377)	(864,399)	(420,748)	(345,725)
(101,616)	(85,686)	(118,271)	(97,147)	(50,165)	(39,820)
119,176	40,156	37,655	71,673	15,273	26,396
238,767	781,421	2,212,745	83,401	3,240,903	1,017,585
1,403,877	4,136,625	3,030,983	5,758,210	2,741,794	4,131,999

33,796,634	29,660,009	44,563,053	38,804,843	15,915,529	11,783,530
$35,200,511	$33,796,634	$47,594,036	$44,563,053	$18,657,323	$15,915,529

	Principal Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Year Ended December 31, 2011 and 2010

	Wells Fargo
	Advantage VT
	Index Asset
	Allocation
	Class 2
	Division
	2011	2010
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$33,995	$18,811
Total realized gains (losses) on investments	(702)	(65,895)
Change in net unrealized appreciation or depreciation of investments	33,941	176,761
Net gains (losses) from investments	67,234	129,677

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	67,234	129,677

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	183,993	177,984
Contract terminations and surrenders	(24,027)	(51,839)
Death benefit payments	—	—
Policy loan transfers	(44,015)	(3,806)
Transfers to other contracts	(258,415)	(188,095)
Cost of insurance and administration charges	(57,827)	(57,715)
Mortality and expenses charges	(6,124)	(5,669)
Surrender charges	(3,136)	(6,870)
Increase (decrease) in net assets from policy related transactions	(209,551)	(136,010)
Total increase (decrease)	(142,317)	(6,333)

Net assets at beginning of period	1,155,663	1,161,996
Net assets at end of period	$1,013,346	$1,155,663

(1) Commenced operations July 16, 2010.

See accompanying notes.

Wells Fargo		Wells Fargo
Advantage VT		Advantage VT
Intrinsic		Omega
Value		Growth
Class 2		Class 2
Division (1)		Division (1)
2011	2010	2011	2010

$3,917	$(764)	$(102)	$(21)
63,556	9,527	327,534	(419,386)
(85,173)	155,334	(444,108)	712,744
(17,700)	164,097	(116,676)	293,337

—	—	—	—

(17,700)	164,097	(116,676)	293,337

260,105	1,115,116	1,602,158	1,343,495
(140,461)	(10,786)	(3,112)	(3,186)
—	—	—	—
(1,431)	(1,964)	(3,022)	(1,359)
(66,637)	(8,618)	(627,640)	(95,453)
(245,836)	(100,913)	(60,696)	(21,078)
(4,317)	(1,904)	(5,404)	(1,745)
(1,766)	(1,463)	(380)	(558)
(200,343)	989,468	901,904	1,220,116
(218,043)	1,153,565	785,228	1,513,453

1,153,565	—	1,513,453	—
$935,522	$1,153,565	$2,298,681	$1,513,453

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2011

1. Nature of Operations and Significant Accounting Policies

Principal Life Insurance Company Variable Life Separate Account (the Separate Account) is a segregated investment account of Principal Life Insurance Company (Principal Life) and is registered under the Investment Company Act of 1940 as a unit investment trust, with no stated limitations on the number of authorized units. As directed by eligible contract holders, each division of the Separate Account invests exclusively in shares representing interests in a corresponding investment option. As of December 31, 2011, contract holder investment options include the following diversified open-end management investment companies:

Principal Variable Contracts Funds, Inc. – Class 1: (1)

Asset Allocation Account

Balanced Account

Bond & Mortgage Securities Account

Diversified International Account

Equity Income Account (2)

Government & High Quality Bond Account (8)

International Emerging Markets Account

LargeCap Blend Account II

LargeCap Growth Account

LargeCap Growth Account I

LargeCap S&P 500 Index Account

LargeCap Value Account

MidCap Blend Account

Money Market Account

Principal LifeTime Strategic Income Account

Principal LifeTime 2010 Account

Principal LifeTime 2020 Account

Principal LifeTime 2030 Account

Principal LifeTime 2040 Account

Principal LifeTime 2050 Account

Real Estate Securities Account

Short-Term Income Account (8)

SmallCap Blend Account

SmallCap Growth Account II

SmallCap Value Account I

Strategic Asset Management Balanced Portfolio (4)

Strategic Asset Management Conservative Balanced Portfolio (4)

Strategic Asset Management Conservative Growth Portfolio (4)

Strategic Asset Management Flexible Income Portfolio (4)

Strategic Asset Management Strategic Growth Portfolio (4)

AllianceBernstein Variable Product Series Fund Inc.:
Global Thematic Growth Portfolio – Class A (8)
International Growth Portfolio – Class A (8)
International Value Portfolio – Class A (6)
Small Cap Growth Portfolio – Class A (7)
Small/Mid Cap Value Portfolio – Class A (7)
American Century Investments®.:
VP Income & Growth Fund – Class 1
VP Income & Growth Fund – Class 2
VP Inflation Protection Fund – Class 2 (11)
VP International Fund – Class 2
VP Mid Cap Value Fund – Class 2
VP Ultra Fund® – Class 1
VP Ultra Fund® – Class 2
VP Value Fund – Class 2
VP Vistasm Fund – Class 2
Calvert VP Portfolio:
EAFE International Index Portfolio – Class F (8)
Income Portfolio (7)
Russell 2000 Small Cap Index Portfolio – Class F
S&P MidCap 400 Index Portfolio – Class F (5)
SRI Equity Portfolio (11)
Delaware VIP® Small Cap Value Series Service Class (11) Delaware VIP® Smid Cap Growth Series Service Class (14)
Dreyfus Investment Portfolios Core Value Portfolio – Service Shares
The Dreyfus Socially Responsible Growth Fund, Inc. – Service Shares
Dreyfus Variable Investment Fund:
Appreciation Portfolio – Service Shares
Opportunistic Small Cap Portfolio – Service Shares
Quality Bond Portfolio – Service Shares
DWS Dreman Small Mid Cap Value VIP – Class B (6)
Fidelity® Variable Insurance Products Fund:
Asset Manager Portfolio – Service Class 2
Contrafund® Portfolio – Initial Class
Contrafund® Portfolio – Service Class 2
Equity-Income Portfolio – Initial Class
Equity-Income Portfolio – Service Class 2
Growth Portfolio – Service Class 2
High Income Portfolio – Initial Class
High Income Portfolio – Service Class 2
Mid Cap Portfolio – Service Class 2
Franklin Templeton Variable Insurance Product Trust:
Templeton Developing Markets Securities Fund – Class 2
Templeton Foreign Securities Fund – Class 2 (4)
Templeton Global Bond Securities Fund – Class 2 (6)
Franklin Income Securities Fund – Class 2
Mutual Global Discovery Securities Fund – Class 2
Mutual Shares Securities Fund – Class 2
Franklin Rising Dividends Securities Fund – Class 2
Franklin Small Cap Value Securities Fund – Class 2
Franklin Strategic Income Securities Fund – Class 2 (6)
Franklin U.S. Government Fund - Class 2 (10)
Goldman Sachs Variable Insurance Trust, Structured Small Cap Equity Fund – Institutional Shares
Invesco Variable Insurance Fund:
Capital Appreciation Fund – Series I Shares
Capital Appreciation Fund – Series II Shares Capital Development – Series I Shares (13)
Core Equity Fund – Series I Shares
Core Equity Fund – Series II Shares
Global Health Care Fund – Series I Shares
International Growth Fund – Series I Shares
Mid Cap Core Equity Fund – Series II Shares
Small Cap Equity Fund – Series I Shares (3)
Technology Fund – Series I Shares
Janus Aspen Series:
Janus Aspen Balanced Portfolio – Service Shares
Janus Aspen Enterprise Portfolio – Service Shares
Janus Aspen Flexible Bond Portfolio – Service Shares
Janus Aspen Forty Portfolio – Service Shares (7)
Janus Aspen Overseas Portfolio – Service Shares
Janus Aspen Worldwide Portfolio – Service Shares
JPMorgan Insurance Trust:
Core Bond Portfolio - Class 1 Shares (9)
Small Cap Core Portfolio - Class 1 Shares (9)
MFS ® Variable Insurance Trust:
Global Equity Series – Service Class
Growth Series – Service Class
Mid Cap Growth Series – Service Class
New Discovery Series – Service Class
Research International Series – Service Class (4)
Total Return Series – Service Class (8)
Utilities Series – Service Class (7)
Value Series – Service Class
Neuberger Berman Advisors Management Trust:
Guardian Portfolio – I Class Shares
Partners Portfolio – I Class Shares
Small - Cap Growth Portfolio – S Class Shares
Oppenheimer Main Street Small & Mid Cap Fund®/VA - Service Shares (6,15)
PIMCO Variable Insurance Trust:
High Yield Portfolio - Administrative Class (10)
Real Return Portfolio - Administrative Class (10)
Short-Term Portfolio - Administrative Class (10)
Total Return Portfolio - Administrative Class (10)
Putnam Variable Trust:
Growth & Income Fund – Class IB
International Equity Fund – Class IB
Voyager Fund – Class IB
T. Rowe Price Equity Series, Inc.
Equity Income Portfolio – II
Van Eck VIP Trust:
Global Hard Assets Fund - Initial Class Shares (6) Global Hard Assets Fund - Service Class Shares (14)
Vanguard Variable Insurance Fund:
Balanced Portfolio
Equity Index Portfolio
Mid-Cap Index Portfolio
Wells Fargo Advantage Variable Trust Funds®:
Index Asset Allocation Fund – Class 2
Intrinsic Value Fund (12) – Class 2
Omega Growth Fund (12) – Class 2

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements (continued)

(1)   Organized by Principal Life Insurance Company.

(2)   Commenced operations January 5, 2007.

(3)   Commenced operations April 30, 2007.

                (4)           Commenced operations May 1, 2007.

                    (5)   Commenced operations November 19, 2007.

(6)   Commenced operations May 19, 2008.

(7)   Commenced operations July 21, 2008.

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements (continued)

(8)   Commenced operations November 24, 2008.

(9)   Commenced operations April 24, 2009.

(10) Commenced operations November 23, 2009.

(11) Commenced operations May 24, 2010.

(12) Commenced operations July 16, 2010.

(13) Commenced operations April 29, 2011.

(14) Commenced operations May 23, 2011.

(15) Represented the operations Oppenheimer Main Street Small Cap Service Shares Division until May 23, 2011 name change.

Commencement of operations date is the date that the division became available to contractholders.

The assets of the Separate Account are owned by Principal Life.  The assets of the Separate Account support the following variable life insurance contracts of Principal Life and may not be used to satisfy the liabilities arising from any other business of Principal Life: Benefit Variable Universal Life contracts, Benefit Variable Universal Life II contracts, Executive Variable Universal Life contracts, Executive Variable Universal Life II contracts, Flexible Variable Life contracts, PrinFlex Life® contracts, Survivorship Flexible Premium Variable Universal Life contracts, Variable Universal Life Accumulator contracts, Variable Universal Life Accumulator II contracts, Variable Universal Life Income contracts, and Variable Universal Life Income II contracts.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements and accompanying notes of the Separate Account in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported and disclosed.   These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

Investments

Investments are stated at the closing net asset values (“NAV”) per share on December 30, 2011.   Net realized capital gains and losses on sales of investments are determined on the basis of specific identification. Dividends are taken into income on an accrual basis as of the ex-dividend date. Investment transactions are accounted for on a trade date basis.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).  The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels:

•         Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets or liabilities. Level 1 assets and liabilities primarily include exchange traded equity securities, mutual funds and U.S. Treasury bonds.

•         Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 assets and liabilities primarily include fixed maturities (including public and private bonds), equity securities, over-the-counter derivatives and other investments for which public quotations are not available but that are priced by third-party pricing services or internal models using substantially all observable inputs.

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements (continued)

•         Level 3 – Fair values are based on significant unobservable inputs for the asset or liability. Level 3 assets and liabilities include certain fixed maturities, private equity securities, real estate and commercial mortgage loan investments of separate accounts, commercial mortgage loan investments and obligations of consolidated VIEs for which the fair value option was elected, complex derivatives and embedded derivatives that are priced using broker quotes or other valuation methods that utilize at least one significant unobservable input.

All investments of the open-end management investment companies listed above represent investments in mutual funds for which a daily NAV is calculated and published.  Therefore, the investments fall into Level 1 of the fair value hierarchy.

Foreign Tax Withholdings

Principal Life may be entitled to claim a federal income tax credit to the extent foreign income taxes are withheld on investment income allocated to Variable Life Separate Account. Principal Life will compensate each separate account division in an amount equal to the tax benefit claimed on its federal income tax return, or subsequently claimed for refund, attributable to foreign taxes on the division’s share of income associated with investments allocated to Variable Life Separate Account within a reasonable time of receiving a tax benefit. The amounts presented as payment from affiliate on the Statement of Operations and the Statement of Changes in Net Assets reflects compensation for subsequently claimed refunds.

2.  Expenses and Related Party Transactions

Principal Life is compensated for the following expenses and charges:

Benefit Variable Universal Life contracts – Principal Life assumes a risk that expenses incurred in issuing and administering a policy are greater than originally estimated. The expense charge is deducted at an annual rate of 0.40% of the net policy value in years one through ten and 0.30% thereafter to cover this risk. A cost of insurance charge, which is based on the Company’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. In all years, a sales charge of 6.50% of premiums less than or equal to target premium is deducted from each payment on behalf of each participant. The sales charge in excess of target premium is reduced to 5.0% in years one through five. After the fifth year, the sales charge is 6.50% of premiums paid.  The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Executive Variable Universal Life contracts – For policies issued prior to April 1, 2007, Principal Life assumes a risk that expenses incurred in issuing and administering a policy are greater than originally estimated. The expense charge is deducted at an annual rate of 0.30% of the net policy value to cover this risk. A cost of insurance charge, which is based on the Company’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. In the first year, a sales charge of 4.50% of premiums paid is deducted from each payment on behalf of each participant. In years two through five, a sales charge of 7.0% of premiums paid (up to target premium ) is deducted from each payment on behalf of each participant. In years six through ten, a sales charge of 3.0% of premiums paid (up to target premium) is deductible from each payment on behalf of each participant. No sales charge is deducted after year ten. A tax charge of 2.0% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account. For policies issued April 1, 2007 and after, Principal Life assumes a risk that expenses incurred in issuing and administering a policy are greater than originally estimated. The expense charge is deducted at an annual rate of 0.30% of the net policy value to cover this risk. A cost of insurance charge, which is based on the Company’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. In the first year, a sales charge of 3.75% of premiums paid is deducted from each payment on behalf of each participant. In years two through five, a sales charge of 7.0% of premiums paid (up to target premium ) is deducted from each payment on behalf of each participant. In years six through ten, a sales charge of 3.0% of premiums paid (up to target premium) is deductible from each payment on behalf of each participant. No sales charge is deducted after year ten. A tax charge of 2.0% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements (continued)

Flex Variable Life contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a monthly reduction of the unit value equivalent to an annual rate of 0.75% of the policy value. An annual administration charge of $60 for each policy and a cost of insurance charge, which is based on the Company’s expected future mortality experience, are deducted on a monthly basis through the redemption of units as compensation for administrative and insurance expenses, respectively. A  sales  charge  of  5.0%  and  a  tax  charge of  2.0%  are  deducted  from  premium payments made on behalf of each participant. The sales and tax charges are deducted from the contributions by Principal Life prior to their transfer to the Separate Account. In addition, a surrender charge up to a maximum of 25.0% of the minimum first year premium may be imposed upon total surrender or termination of a policy for insufficient value.

PrinFlex Life® contracts – Mortality and expense risks assumed by Principal Life are compensated for by a charge equivalent to an annual rate of 0.90% of the division values through the ninth policy year.  Each month thereafter, the charge will be deducted at an annual rate of 0.27% of the division values. A monthly administration charge of $0.60 for each $1,000 of policy face amount (with a maximum charge of $25 per month) will be deducted from policies in their first policy year. After the first policy year, the administration charge is $10 per month. A cost of insurance charge, which is based on the Company’s expected future mortality experience, is also deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 2.75% of premiums paid less than or equal to target premium and 0.75% of premiums in excess of target is deducted from premium payments on behalf of each participant. A tax charge of 2.20% for state and local taxes and 1.25% for federal taxes is also deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements (continued)

Survivorship Flexible Premium Variable Universal Life Insurance contracts – Mortality and expense risks assumed by Principal Life are compensated for by a monthly charge equivalent to an annual rate of 0.80% of the division values through the ninth policy year. Each month thereafter, the charge is deducted at an annual rate of 0.30% of the division values. A monthly administration charge of $8 is deducted from policies. There is an additional monthly administration charge in the first ten years (and ten years after an increase in the face amount) of $0.08 per $1,000 of face amount. The charge of $0.08 is increased by $0.005 per $1,000 for each insured classified as a smoker. In years 11 through 20 (after issue or adjustment) there is an additional monthly charge of $0.04 per $1,000 of face amount. After policy year 21, there is an additional monthly charge of $0.02 per $1,000 of face amount. A cost of insurance charge, which is based on the Company’s expected future mortality experience, is also deducted as compensation for insurance charges. All charges are assessed through the redemption of units. In policy years one through ten, sales charge of 5.0% of premiums paid less than or equal to target premium and 2.0% of premiums paid in excess of target is deducted from each payment on behalf of each participant. Each year thereafter, a sales charge of 2.0% of premiums paid is deducted from each premium payment on behalf of each participant. A tax charge of 2.20% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Variable Universal Life Accumulator contracts – Mortality and expense risks assumed by Principal Life are compensated for by a monthly charge equivalent to an annual rate of 0.70% of the policy value through the tenth policy year. Each month thereafter, the charge will be deducted at a rate equivalent to 0.20% of the policy value per year. The current administrative charge is $25 per month during the first policy year. After the first policy year, the administrative charge is $10 per month. A cost of insurance charge, which is based on the Company’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 3.0% of premiums paid is deducted from each payment on behalf of each participant during the first five policy years. A tax charge of 2.2% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Variable Universal Life Accumulator II contracts – Mortality and expense risks assumed by Principal Life are compensated for by a monthly charge equivalent to an annual rate of 0.70% of the policy value through the tenth policy year. Each month thereafter, the charge will be deducted at a rate equivalent to 0.20% of the policy value per year. The current monthly administrative charge is $25 per month during the first policy year. After the first policy year, the administrative charge is $10 per month. A cost of insurance charge, which is based on the Company’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 3.0% of premiums paid up to surrender target premium (1.25% of premiums in excess of surrender target premium) is deducted from each payment on behalf of each participant. A tax charge of 2.0% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements (continued)

Variable Universal Life Income contracts – Mortality and expense risks assumed by Principal Life are compensated for by a monthly charge equivalent to an annual rate of 0.70% of the policy value through the tenth policy year. The current monthly administrative charge is $25 per month during the first policy year. After the first policy year, the administrative charge is $10 per month. A cost of insurance charge, which is based on the Company’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 3.0% of premiums paid (without the surrender charge adjustment rider) is deducted from each payment on behalf of each participant. A tax charge of 2.0% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Variable Universal Life Income II contracts – For policies issued prior to May 18, 2009, asset based charges assumed by Principal Life are compensated for by a monthly charge equivalent to an annual rate of 0.70% of the asset value of each policy.  The current administrative charge is $25 per month. A cost of insurance charge, which is based on the Company's expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units.  A sales charge of 3.0% of premiums is deducted from each payment on behalf of each participant. A sales charge of 3.25% of premiums paid (with the surrender charge adjustment rider) is deducted from each payment on behalf of each participant during the first policy year. Each year thereafter, a sales charge of 3.0& of premiums paid (with the surrender charge adjustment rider) is deducted from each payment on behalf of each participant. A tax charge of 2.0% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account. For policies issued May 18, 2009 and after, asset based charges assumed by Principal Life are compensated for by a monthly charge equivalent to an annual rate of 0.50% of the asset value of each policy through the tenth policy year.  The current administrative charge is $25 per month. A cost of insurance charge, which is based on the Company's expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units.  A sales charge of 3.0% of premiums is deducted from each payment on behalf of each participant. A sales charge of 3.25% of premiums paid (with the surrender charge adjustment rider) is deducted from each payment on behalf of each participant during the first policy year. Each year thereafter, a sales charge of 3.0& of premiums paid (with the surrender charge adjustment rider) is deducted from each payment on behalf of each participant. A tax charge of 2.0% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Benefit Variable Universal Life II contracts – Principal Life assumes a risk that expenses incurred in issuing and administering a policy are greater than originally estimated. The expense charge is deducted at an annual rate of 0.70% of the net policy value to cover this risk. A cost of insurance charge, which is based on the Company’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. In policy years one through five, a sales charge of 6.70% of premiums paid up to target premium and 5.20% of premiums paid in excess of target premium is deducted from each payment on behalf of each participant. In policy years six and thereafter, a sales charge of 6.70% of premiums paid is deducted from each payment on behalf of each participant. A tax charge of 2.0% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements (continued)

Executive Variable Universal Life II contracts – Principal Life assumes a risk that expenses incurred in issuing and administering a policy are greater than originally estimated. The expense charge is deducted monthly at an annual rate of 0.20% of the net policy value to cover this risk. A cost of insurance charge, which is based on the Company’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. In the first year, a sales charge of 3.75% of premiums paid is deducted from each payment on behalf of each participant.  In years two through five, a sales charge of 7.0% of premiums paid is deducted from each payment on behalf of each participant. In years six through ten, a sales charge of 5.75% of premiums paid is deducted from each payment on behalf of each participant. Each year thereafter, a sales charge of 3.0% of premiums paid is deducted from each payment on behalf of each participant. A tax charge of 2.0% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

During the year ended December 31, 2011, management fees were paid indirectly to Principal Management Corporation (wholly owned by Principal Financial Services, Inc.), an affiliate of Principal Life, in its capacity as advisor to Principal Variable Contracts Funds, Inc. Investment advisory and management fees are computed at the annual rate of 0.03% of the average daily net assets of the Principal Lifetime Accounts. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is 0.25% of aggregate net assets up to the first $1 billion and 0.20% of aggregate net assets over $1 billion.

The annual rates used in this calculation for each of the other accounts are shown in the following tables.

	Net Assets of Accounts (in millions)

	First $100	Next $100	Next $100	Next $100	Over $400

Asset Allocation Account	0.80%	0.75%	0.70%	0.65%	0.60%
Balanced Account	0.60	0.55	0.50	0.45	0.40
Bond & Mortgage Securities Account	0.50	0.45	0.40	0.35	0.30
Equity Income Account	0.60	0.55	0.50	0.45	0.40
LargeCap Growth Account I	0.80	0.75	0.70	0.65	0.60
MidCap Blend Account	0.65	0.60	0.55	0.50	0.45
Money Market Account	0.50	0.45	0.40	0.35	0.30
Real Estate Securities Account	0.90	0.85	0.80	0.75	0.70
SmallCap Blend Account	0.85	0.80	0.75	0.70	0.65
SmallCap Growth Account II	1.00	0.95	0.90	0.85	0.80
SmallCap Value Account I	1.10	1.05	1.00	0.95	0.90

	Net Assets of Accounts (in millions)

	First $250	Next $250	Next $250	Next $250	Over $1,000

Diversified International Account	0.85%	0.80%	0.75%	0.70%	0.65%
International Emerging Markets Account	1.25	1.20	1.15	1.10	1.05
LargeCap Blend Account II	0.75	0.70	0.65	0.60	0.55
LargeCap Value Account	0.60	0.55	0.50	0.45	0.40

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements (continued)

	Net Assets of Accounts			Net Assets of Accounts
	(in millions)			(in millions)
	First $200	Next $300	Over $500		First $500	Over $500
Short-Term Income				Capital Appreciation
Account	0.50%	0.45%	0.40%	Account	0.625%	0.50%

	Net Assets of Accounts (in millions)

	First	Next	Next $1 billion	Next $1 billion	Over $3 billion
	$500	$500
LargeCap Growth Account	0.68%	0.63%	0.61%	0.56%	0.51%

Net Assets of Accounts
	First $2 billion	Over $2 billion		Overall Fee

Government & High Quality			LargeCap S&P 500 Index Account	0.25%
Bond Account	0.50%	0.45%

The Manager has contractually agreed to limit the Account’s management and investment advisory fees for certain of the Accounts through the period ended April 30, 2012. The expense limit will reduce the Account’s management and investment advisory fees by the following amounts:

LargeCap Blend Account II	0.018%
LargeCap Growth Account I	0.016
SmallCap Growth Account II	0.020
SmallCap Value Account I	0.020

The Manager has contractually agreed to limit the expenses (excluding interest the Accounts incur in connection with investments they make) for certain classes of shares of certain of the Accounts. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits.  The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements (continued)

	From January 1, 2011 through December 31, 2011
	Class 1	Class 2	Expiration
SmallCap Value Account I	0.99%	1.24%	April 30, 2012

The Manager has contractually agreed to limit Short-Term Income Account’s expenses by .01% through the period ended April 30, 2012.

3.   Federal Income Taxes

The operations of the Separate Account are a part of the operations of Principal Life. Under current practice, no federal income taxes are allocated by Principal Life to the operations of the Separate Account.

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements (continued)

4. Purchases and Sales of Investments

The aggregate cost of purchases and proceeds from sales of investments were as follows for the period ended December 31, 2011:

Division:	Purchases	Sales

AllianceBernstein Global Thematic Growth Class A Division:
Benefit Variable Universal Life II	$1,149	$268
Executive Variable Universal Life II	83,439	42,342

AllianceBernstein International Growth Class A Division:
Benefit Variable Universal Life II	50,956	43,160
Executive Variable Universal Life II	343,167	314,306

AllianceBernstein International Value Class A Division:
Benefit Variable Universal Life	-	-
Benefit Variable Universal Life II	16,920	8,928
Executive Variable Universal Life	40,805	6,982
Executive Variable Universal Life II	75,382	96,185
Principal Variable Universal Life Income II	93,262	28,843

AllianceBernstein Small Cap Growth Class A Division:
Benefit Variable Universal Life II	14,570	6,927
Executive Variable Universal Life II	465,415	354,758
Principal Variable Universal Life Income II	76,062	36,327

AllianceBernstein Small/Mid Cap Value Class A Division:
Benefit Variable Universal Life II	20,500	768
Executive Variable Universal Life II	562,224	302,694
Principal Variable Universal Life Income II	71,521	17,399

American Century VP Income & Growth Class I Division:
Flexible Variable Life	1,647	1,930
PrinFlex Life®	398,737	533,752
Survivorship Flexible Premium Variable Universal Life	4,403	114,253
Principal Variable Universal Life Accumulator	103,931	245,584

American Century VP Income & Growth Class II Division:
Benefit Variable Universal Life	22,899	18,124
Benefit Variable Universal Life II	13,453	672
Executive Variable Universal Life	411,008	259,396
Executive Variable Universal Life II	115,995	52,419
Principal Variable Universal Life Accumulator II	131,216	153,991
Principal Variable Universal Life Income	140,037	143,399
Principal Variable Universal Life Income II	79,291	25,237

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements (continued)

Division:	Purchases	Sales

American Century VP Inflation Protection Class II Division:
Flexible Variable Life	$2,673	$59
PrinFlex Life®	756,882	116,238
Survivorship Flexible Premium Variable Universal Life	119,380	861
Principal Variable Universal Life Accumulator	74,862	8,471
Principal Variable Universal Life Accumulator II	301,060	188,275
Principal Variable Universal Life Income	168,877	13,467
Principal Variable Universal Life Income II	347,332	288,573

American Century VP International Class II Division:
Benefit Variable Universal Life	995	25,331
Benefit Variable Universal Life II	-	-
Executive Variable Universal Life	167,949	152,736
Executive Variable Universal Life II	100,717	37,670

American Century VP MidCap Value Class II Division:
Benefit Variable Universal Life	84,523	82,362
Benefit Variable Universal Life II	77,827	30,878
Executive Variable Universal Life	9,054,817	8,388,524
Executive Variable Universal Life II	1,152,359	576,552
Flexible Variable Life	2,543	16
PrinFlex Life®	21,134	43,062
Survivorship Flexible Premium Variable Universal Life	-	-
Principal Variable Universal Life Accumulator	39,358	33,411
Principal Variable Universal Life Accumulator II	90,239	73,790
Principal Variable Universal Life Income	17,338	3,110
Principal Variable Universal Life Income II	90,010	12,162

American Century VP Ultra Class I Division:
Flexible Variable Life	6,897	486
PrinFlex Life®	140,095	237,982
Survivorship Flexible Premium Variable Universal Life	44,383	69,755
Principal Variable Universal Life Accumulator	73,883	137,857

American Century VP Ultra Class II Division:
Benefit Variable Universal Life	49,410	67,589
Executive Variable Universal Life	453,785	658,771
Principal Variable Universal Life Accumulator II	130,055	126,630
Principal Variable Universal Life Income	119,533	58,121

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements (continued)

Division:	Purchases	Sales

American Century VP Value Class II Division:
Benefit Variable Universal Life	$258,073	$405,071
Benefit Variable Universal Life II	52,648	19,562
Executive Variable Universal Life	5,596,624	5,075,502
Executive Variable Universal Life II	6,583,855	3,136,385
Flexible Variable Life	3,013	6,988
PrinFlex Life®	265,017	531,735
Survivorship Flexible Premium Variable Universal Life	68,643	93,405
Principal Variable Universal Life Accumulator	146,926	136,938
Principal Variable Universal Life Accumulator II	321,714	316,300
Principal Variable Universal Life Income	275,194	239,905
Principal Variable Universal Life Income II	254,123	75,944

American Century VP Vista Class II Division:
Benefit Variable Universal Life	28,435	50,854
Benefit Variable Universal Life II	143	22
Executive Variable Universal Life	103,506	126,654
Principal Variable Universal Life Income II	17,688	5,726

Asset Allocation Class 1 Division:
Flexible Variable Life	9,757	34,727
PrinFlex Life®	1,891,580	2,017,229
Survivorship Flexible Premium Variable Universal Life	117,493	89,851
Principal Variable Universal Life Accumulator	241,054	295,184
Principal Variable Universal Life Accumulator II	251,774	292,958
Principal Variable Universal Life Income	165,270	122,370

Balanced Class 1 Division:
Flexible Variable Life	247,088	352,445
PrinFlex Life®	1,451,617	1,858,744
Survivorship Flexible Premium Variable Universal Life	73,814	73,801
Principal Variable Universal Life Accumulator	131,802	169,386
Principal Variable Universal Life Accumulator II	225,970	385,424
Principal Variable Universal Life Income	138,363	157,159

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements (continued)

Division:	Purchases	Sales

Bond & Mortgage Securities Class 1 Division:
Benefit Variable Universal Life	$1,106,851	$1,199,632
Benefit Variable Universal Life II	38,482	16,373
Executive Variable Universal Life	5,013,440	5,196,522
Executive Variable Universal Life II	761,047	304,761
Flexible Variable Life	112,243	193,597
PrinFlex Life®	2,377,582	4,066,891
Survivorship Flexible Premium Variable Universal Life	164,468	430,404
Principal Variable Universal Life Accumulator	520,088	810,007
Principal Variable Universal Life Accumulator II	1,434,048	1,856,478
Principal Variable Universal Life Income	1,152,103	1,207,685
Principal Variable Universal Life Income II	835,406	695,503

Calvert EAFE International Index Class F Division:
Benefit Variable Universal Life II	12,441	878
Executive Variable Universal Life II	209,922	92,818

Calvert Income Division:
Benefit Variable Universal Life II	3,487	7,764
Executive Variable Universal Life II	94,559	5,310
Principal Variable Universal Life Income II	155,422	37,260

Calvert Russell 2000 Small Cap Index Class F Division:
Benefit Variable Universal Life	175,550	149,290
Benefit Variable Universal Life II	25,055	8,881
Executive Variable Universal Life	2,237,172	1,250,576
Executive Variable Universal Life II	788,221	845,662
Principal Variable Universal Life Accumulator II	36,122	19,320
Principal Variable Universal Life Income	140,670	77,886
Principal Variable Universal Life Income II	157,838	131,131

Calvert S&P MidCap 400 Index Class F Division:
Principal Variable Universal Life Accumulator II	57,858	50,786
Principal Variable Universal Life Income	48,818	29,534
Principal Variable Universal Life Income II	91,056	99,342

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements (continued)

Division:	Purchases	Sales

Calvert SRI Equity Division:
Flexible Variable Life	$-	$169
PrinFlex Life®	34,915	11,029
Survivorship Flexible Premium Variable Universal Life	-	-
Principal Variable Universal Life Accumulator	432	92
Principal Variable Universal Life Accumulator II	6,458	1,257
Principal Variable Universal Life Income	41,891	1,819
Principal Variable Universal Life Income II	31,233	3,961

Delaware Small Cap Value Service Class Division:
Benefit Variable Universal Life	18,415	5,484
Benefit Variable Universal Life II	33,975	11,931
Executive Variable Universal Life	2,454,717	1,284,447
Executive Variable Universal Life II	2,657,921	535,606
Flexible Variable Life	5,075	120
PrinFlex Life®	257,264	252,076
Survivorship Flexible Premium Variable Universal Life	-	-
Principal Variable Universal Life Accumulator	107,526	56,034
Principal Variable Universal Life Accumulator II	73,386	153,684
Principal Variable Universal Life Income	214,198	82,343
Principal Variable Universal Life Income II	115,247	20,862

Delaware Smid Cap Growth Service Class Division:
Flexible Variable Life	1,774	39
PrinFlex Life®	170,192	77,232
Survivorship Flexible Premium Variable Universal Life	-	-
Principal Variable Universal Life Accumulator	185,021	1,779
Principal Variable Universal Life Accumulator II	408,069	143,946
Principal Variable Universal Life Income	92,731	1,265
Principal Variable Universal Life Income II	34,373	420

Diversified International Class 1 Division:
Benefit Variable Universal Life	1,357,245	982,719
Benefit Variable Universal Life II	69,175	75,166
Executive Variable Universal Life	12,483,819	14,410,343
Executive Variable Universal Life II	2,399,360	1,123,997
Flexible Variable Life	21,203	32,492
PrinFlex Life®	5,454,367	10,471,679
Survivorship Flexible Premium Variable Universal Life	365,126	606,309
Principal Variable Universal Life Accumulator	1,074,180	1,551,925
Principal Variable Universal Life Accumulator II	2,479,096	2,832,786
Principal Variable Universal Life Income	2,538,581	2,170,623
Principal Variable Universal Life Income II	595,404	260,254

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements (continued)

Division:	Purchases	Sales

Dreyfus IP Core Value Service Shares Division:
Benefit Variable Universal Life	$11,616	$22,237
Benefit Variable Universal Life II	-	-
Executive Variable Universal Life	193,843	124,702
Executive Variable Universal Life II	13	401

Dreyfus Socially Responsible Growth Service Shares Division:
Benefit Variable Universal Life	6,116	5,188
Benefit Variable Universal Life II	-	-
Executive Variable Universal Life	17,269	18,874
Executive Variable Universal Life II	7,078	4,176

Dreyfus VIF Appreciation Service Shares Division:
Benefit Variable Universal Life	203,061	88,616
Benefit Variable Universal Life II	20,394	24,772
Executive Variable Universal Life	605,823	292,721
Executive Variable Universal Life II	204,506	81,287

Dreyfus VIF Opportunistic Small Cap Service Shares Division:
Benefit Variable Universal Life	78,310	99,634
Executive Variable Universal Life	259,499	217,014
Principal Variable Universal Life Accumulator II	275,407	404,735
Principal Variable Universal Life Income	289,283	225,485

Dreyfus VIF Quality Bond Service Shares Division:
Benefit Variable Universal Life	17,340	13,181
Executive Variable Universal Life	1,173,480	1,061,536

DWS Dreman Small Mid Cap Value Class B Division:
Benefit Variable Universal Life	25,458	2,349
Benefit Variable Universal Life II	53,278	31,948
Executive Variable Universal Life	489,203	267,270
Executive Variable Universal Life II	1,016,705	1,059,045
Flexible Variable Life	-	-
PrinFlex Life®	17,332	681
Survivorship Flexible Premium Variable Universal Life	-	-
Principal Variable Universal Life Accumulator	-	-
Principal Variable Universal Life Accumulator II	1,042	67
Principal Variable Universal Life Income	42	15
Principal Variable Universal Life Income II	51,502	21,424

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements (continued)

Division:	Purchases	Sales

Equity Income Class 1 Division:
Benefit Variable Universal Life	$1,225,004	$91,462
Benefit Variable Universal Life II	45,810	5,494
Executive Variable Universal Life	3,509,258	425,468
Executive Variable Universal Life II	1,765,160	32,644
Flexible Variable Life	63,969	13,580
PrinFlex Life®	3,339,235	1,665,936
Survivorship Flexible Premium Variable Universal Life	509,437	147,308
Principal Variable Universal Life Accumulator	1,660,942	315,939
Principal Variable Universal Life Accumulator II	4,877,808	1,371,478
Principal Variable Universal Life Income	3,873,674	553,253
Principal Variable Universal Life Income II	258,796	61,063

Fidelity VIP Asset Manager Service Class 2 Division:
Benefit Variable Universal Life	459,230	291,815
Executive Variable Universal Life	567,146	726,623

Fidelity VIP Contrafund Initial Class Division:
Flexible Variable Life	21,290	28,517
PrinFlex Life®	5,632,810	11,065,466
Survivorship Flexible Premium Variable Universal Life	332,944	648,566
Principal Variable Universal Life Accumulator	635,458	900,290

Fidelity VIP Contrafund Service Class 2 Division:
Benefit Variable Universal Life	1,442,844	1,764,358
Benefit Variable Universal Life II	168,451	63,819
Executive Variable Universal Life	25,288,989	24,128,974
Executive Variable Universal Life II	3,803,306	1,578,902
Principal Variable Universal Life Accumulator II	1,220,094	1,305,039
Principal Variable Universal Life Income	1,436,249	1,151,667
Principal Variable Universal Life Income II	721,521	255,485

Fidelity VIP Equity-Income Initial Class Division:
Flexible Variable Life	4,900	10,771
PrinFlex Life®	2,295,615	3,859,903
Survivorship Flexible Premium Variable Universal Life	203,220	300,222
Principal Variable Universal Life Accumulator	373,310	449,711

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements (continued)

Division:	Purchases	Sales

Fidelity VIP Equity-Income Service Class 2 Division:
Benefit Variable Universal Life	$482,150	$304,841
Benefit Variable Universal Life II	11,309	1,740
Executive Variable Universal Life	2,386,993	1,703,676
Executive Variable Universal Life II	138,063	37,435
Principal Variable Universal Life Accumulator II	800,594	1,019,872
Principal Variable Universal Life Income	692,550	640,711
Principal Variable Universal Life Income II	220,904	59,918

Fidelity VIP Growth Service Class 2 Division:
Benefit Variable Universal Life	230,527	199,543
Executive Variable Universal Life	1,423,182	1,147,979
Flexible Variable Life	2,652	8,062
PrinFlex Life®	346,485	416,966
Survivorship Flexible Premium Variable Universal Life	131,924	31,859
Principal Variable Universal Life Accumulator	269,242	302,483
Principal Variable Universal Life Accumulator II	575,167	361,776
Principal Variable Universal Life Income	261,398	282,251

Fidelity VIP High Income Initial Class Division:
Flexible Variable Life	3,051	12,249
PrinFlex Life®	2,013,780	2,108,317
Survivorship Flexible Premium Variable Universal Life	323,505	368,787
Principal Variable Universal Life Accumulator	175,477	142,247

Fidelity VIP High Income Service Class 2 Division:
Benefit Variable Universal Life	1,347,836	498,482
Benefit Variable Universal Life II	21,914	14,833
Executive Variable Universal Life	5,341,448	5,312,443
Executive Variable Universal Life II	1,582,135	1,289,010
Principal Variable Universal Life Accumulator II	537,296	478,060
Principal Variable Universal Life Income	1,627,231	264,586
Principal Variable Universal Life Income II	540,134	339,190

Fidelity VIP Mid Cap Service Class 2 Division:
Benefit Variable Universal Life	1,584,407	2,262,645
Benefit Variable Universal Life II	202,681	53,107
Executive Variable Universal Life	12,382,564	12,788,576
Executive Variable Universal Life II	3,818,509	2,608,027
Principal Variable Universal Life Accumulator II	467,477	781,779
Principal Variable Universal Life Income	1,000,838	1,419,745
Principal Variable Universal Life Income II	404,640	164,952

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements (continued)

Division:	Purchases	Sales

Franklin Income Securities Class 2 Division:
Benefit Variable Universal Life	$1,084,400	$473,149
Benefit Variable Universal Life II	189,099	86,223
Executive Variable Universal Life	3,706,967	4,169,773
Executive Variable Universal Life II	504,325	168,969

Franklin Mutual Global Discovery Class 2 Division:
Benefit Variable Universal Life	511,597	790,850
Benefit Variable Universal Life II	154,550	81,220
Executive Variable Universal Life	6,272,502	5,019,081
Executive Variable Universal Life II	3,412,100	3,081,579
Principal Variable Universal Life Income II	345,410	99,123

Franklin Mutual Shares Securities Class 2 Division:
Benefit Variable Universal Life	341,636	239,058
Benefit Variable Universal Life II	36,077	15,318
Executive Variable Universal Life	3,654,397	3,022,655
Executive Variable Universal Life II	1,441,585	486,944

Franklin Rising Dividends Securities Class 2 Division:
Benefit Variable Universal Life	484,802	231,024
Benefit Variable Universal Life II	39,981	2,799
Executive Variable Universal Life	2,214,955	1,019,162
Executive Variable Universal Life II	997,106	199,022
Principal Variable Universal Life Income II	233,731	49,683

Franklin Small Cap Value Securities Class 2 Division:
Benefit Variable Universal Life	318,670	239,828
Benefit Variable Universal Life II	56,854	40,297
Executive Variable Universal Life	3,586,443	4,253,403
Executive Variable Universal Life II	980,360	420,685
Flexible Variable Life	-	-
PrinFlex Life®	-	-
Survivorship Flexible Premium Variable Universal Life	-	-
Principal Variable Universal Life Accumulator	145	-
Principal Variable Universal Life Accumulator II	26,330	25,641
Principal Variable Universal Life Income	-	-
Principal Variable Universal Life Income II	3,738	256

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements (continued)

Division:	Purchases	Sales

Franklin Strategic Income Securities Class 2 Division:
Benefit Variable Universal Life	$823,081	$115,439
Benefit Variable Universal Life II	206,409	17,738
Executive Variable Universal Life	1,851,948	1,309,781
Executive Variable Universal Life II	5,114,386	4,154,008

Franklin U.S. Government Fund Class 2 Division:
Benefit Variable Universal Life	2,937	12,551
Benefit Variable Universal Life II	6,753	100
Executive Variable Universal Life	5,368	91,674
Executive Variable Universal Life II	150,132	17,901

Goldman Sachs VIT Structured Small Cap Equity Institutional Service Class I Division:
Benefit Variable Universal Life	102,743	59,686
Executive Variable Universal Life	862,037	650,846

Government & High Quality Bond Class 1 Division:
Benefit Variable Universal Life	1,070,498	887,116
Benefit Variable Universal Life II	55,273	40,222
Executive Variable Universal Life	4,710,217	6,064,903
Executive Variable Universal Life II	954,227	314,494
Flexible Variable Life	42,011	29,835
PrinFlex Life®	2,838,419	3,982,714
Survivorship Flexible Premium Variable Universal Life	225,253	552,523
Principal Variable Universal Life Accumulator	891,480	1,119,333
Principal Variable Universal Life Accumulator II	1,315,608	1,642,764
Principal Variable Universal Life Income	688,567	1,025,264
Principal Variable Universal Life Income II	806,853	631,152

International Emerging Markets Class 1 Division:
Benefit Variable Universal Life	222,521	222,256
Benefit Variable Universal Life II	257,316	114,713
Executive Variable Universal Life	3,672,985	4,350,757
Executive Variable Universal Life II	2,614,615	1,646,781
Flexible Variable Life	26,472	108,756
PrinFlex Life®	1,611,486	2,316,512
Survivorship Flexible Premium Variable Universal Life	153,980	399,338
Principal Variable Universal Life Accumulator	739,075	620,213
Principal Variable Universal Life Accumulator II	1,159,401	1,338,462
Principal Variable Universal Life Income	1,549,986	1,656,784
Principal Variable Universal Life Income II	1,039,545	354,178

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements (continued)

Division:	Purchases	Sales

Invesco Capital Appreciation Series I Division:
Benefit Variable Universal Life	$18,332	$16,953
Executive Variable Universal Life	191,853	233,410
Flexible Variable Life	-	-
PrinFlex Life®	142,275	146,164
Survivorship Flexible Premium Variable Universal Life	16,069	21,423
Principal Variable Universal Life Accumulator	70,473	66,142

Invesco Capital Appreciation Series II Division:
Benefit Variable Universal Life II	4,331	364
Executive Variable Universal Life II	736	27
Principal Variable Universal Life Accumulator II	71,295	87,797
Principal Variable Universal Life Income	57,511	42,347
Principal Variable Universal Life Income II	22,838	9,754

Invesco Capital Development Series I Division:
Benefit Variable Universal Life	208,734	29,287
Benefit Variable Universal Life II	23,194	694
Executive Variable Universal Life	2,165,506	79,623
Executive Variable Universal Life II	57,047	29,836
Flexible Variable Life	4,785	277
PrinFlex Life®	607,519	87,171
Survivorship Flexible Premium Variable Universal Life	45,162	1,463
Principal Variable Universal Life Accumulator	141,975	13,360

Invesco Core Equity Series I Division:
Benefit Variable Universal Life	180,043	76,121
Executive Variable Universal Life	798,676	1,158,854
Flexible Variable Life	4,339	3,637
PrinFlex Life®	341,779	669,452
Survivorship Flexible Premium Variable Universal Life	29,831	150,497
Principal Variable Universal Life Accumulator	234,358	261,951

Invesco Core Equity Series II Division:
Benefit Variable Universal Life II	3,805	789
Executive Variable Universal Life II	1,233,205	1,049,281
Principal Variable Universal Life Accumulator II	610,034	669,257
Principal Variable Universal Life Income	947,865	847,075
Principal Variable Universal Life Income II	87,993	38,616

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements (continued)

Division:	Purchases	Sales

Invesco Global Health Care Series I Division:
Benefit Variable Universal Life	$190,626	$160,403
Benefit Variable Universal Life II	5,633	941
Executive Variable Universal Life	1,513,740	1,335,568
Executive Variable Universal Life II	37,924	23,787
Flexible Variable Life	961	905
PrinFlex Life®	516,316	593,059
Survivorship Flexible Premium Variable Universal Life	16,287	389,737
Principal Variable Universal Life Accumulator	135,054	159,370
Principal Variable Universal Life Accumulator II	191,019	258,071
Principal Variable Universal Life Income	113,626	98,280
Principal Variable Universal Life Income II	98,576	25,991

Invesco International Growth Series I Division:
Benefit Variable Universal Life	335,755	491,923
Benefit Variable Universal Life II	57,559	30,525
Executive Variable Universal Life	9,429,598	8,843,666
Executive Variable Universal Life II	4,682,364	3,523,755

Invesco Mid Cap Core Equity Series II Division:
Benefit Variable Universal Life	2,461	3,699
Benefit Variable Universal Life II	-	-
Executive Variable Universal Life	141,337	140,079
Executive Variable Universal Life II	707	-
Flexible Variable Life	-	-
PrinFlex Life®	-	-
Survivorship Flexible Premium Variable Universal Life	-	-
Principal Variable Universal Life Accumulator	-	-
Principal Variable Universal Life Accumulator II	4,120	40
Principal Variable Universal Life Income	2,828	35
Principal Variable Universal Life Income II	196	28

Invesco Small Cap Equity Series I Division:
Benefit Variable Universal Life	292,806	217,004
Benefit Variable Universal Life II	11,137	7,190
Executive Variable Universal Life	5,433,497	3,746,922
Executive Variable Universal Life II	2,163,241	286,863
Flexible Variable Life	6,180	5,037
PrinFlex Life®	483,217	528,000
Survivorship Flexible Premium Variable Universal Life	27,328	2,799
Principal Variable Universal Life Accumulator	80,266	105,293

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements (continued)

Division:	Purchases	Sales

Invesco Technology Series I Division:
Benefit Variable Universal Life	$88,762	$79,973
Executive Variable Universal Life	1,543,553	1,241,991
Flexible Variable Life	6,487	5,269
PrinFlex Life®	264,213	363,795
Survivorship Flexible Premium Variable Universal Life	6,573	4,638
Principal Variable Universal Life Accumulator	63,945	76,892

Janus Aspen Balanced Service Shares Division:
Benefit Variable Universal Life	32,292	100,537
Benefit Variable Universal Life II	198,327	31,858
Executive Variable Universal Life	1,703,998	856,357
Executive Variable Universal Life II	1,478,208	312,233

Janus Aspen Enterprise Service Shares Division:
Benefit Variable Universal Life	106,764	53,741
Benefit Variable Universal Life II	34,160	22,694
Executive Variable Universal Life	2,743,205	2,509,512
Executive Variable Universal Life II	660,472	271,674
Flexible Variable Life	1,364	14,502
PrinFlex Life®	364,587	986,901
Survivorship Flexible Premium Variable Universal Life	14,063	98,745
Principal Variable Universal Life Accumulator	141,268	200,601

Janus Aspen Flexible Bond Service Shares Division:
Benefit Variable Universal Life	1,717,277	1,623,778
Benefit Variable Universal Life II	119,734	80,318
Executive Variable Universal Life	12,414,004	10,260,974
Executive Variable Universal Life II	10,203,833	8,165,532

Janus Aspen Forty Service Shares Division:
Benefit Variable Universal Life II	77,334	45,448
Executive Variable Universal Life II	9,149,449	8,300,067
Principal Variable Universal Life Income II	120,679	86,065

Janus Aspen Overseas Service Shares Division:
Benefit Variable Universal Life	300,483	402,655
Executive Variable Universal Life	3,318,695	3,136,523

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements (continued)

Division:	Purchases	Sales

Janus Aspen Worldwide Service Shares Division:
Benefit Variable Universal Life	$54,775	$79,126
Benefit Variable Universal Life II	6	29
Executive Variable Universal Life	404,779	258,497
Executive Variable Universal Life II	14,392	23,857

JP Morgan Core Bond Class I Division:
Benefit Variable Universal Life	235,075	291,279
Executive Variable Universal Life	1,410,532	555,305

JP Morgan Small Cap Core Class I Division:
Benefit Variable Universal Life	276,206	178,631
Executive Variable Universal Life	3,310,635	3,519,164

LargeCap Blend II Class 1 Division:
Benefit Variable Universal Life	190,532	346,940
Benefit Variable Universal Life II	28,182	10,040
Executive Variable Universal Life	1,365,294	1,248,176
Executive Variable Universal Life II	85,639	61,534
Flexible Variable Life	4,175	9,388
PrinFlex Life®	269,583	645,272
Survivorship Flexible Premium Variable Universal Life	29,015	74,461
Principal Variable Universal Life Accumulator	258,790	376,509
Principal Variable Universal Life Accumulator II	543,984	1,011,117
Principal Variable Universal Life Income	492,008	456,676
Principal Variable Universal Life Income II	96,981	47,991

LargeCap Growth Class 1 Division:
Benefit Variable Universal Life	154,257	142,141
Benefit Variable Universal Life II	14,721	7,234
Executive Variable Universal Life	1,684,870	2,641,842
Executive Variable Universal Life II	941,565	908,379
Flexible Variable Life	3,800	2,434
PrinFlex Life®	1,846,175	3,361,177
Survivorship Flexible Premium Variable Universal Life	124,592	123,422
Principal Variable Universal Life Accumulator	52,314	89,783
Principal Variable Universal Life Accumulator II	142,337	404,992
Principal Variable Universal Life Income	550,469	311,930
Principal Variable Universal Life Income II	12,736	975

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements (continued)

Division:	Purchases	Sales

LargeCap Growth I Class 1 Division:
Benefit Variable Universal Life	$385,358	$488,293
Benefit Variable Universal Life II	129,846	27,525
Executive Variable Universal Life	3,713,342	2,258,343
Executive Variable Universal Life II	9,768,401	3,923,499
Flexible Variable Life	11,199	22,934
PrinFlex Life®	5,687,900	12,073,153
Survivorship Flexible Premium Variable Universal Life	594,603	764,863
Principal Variable Universal Life Accumulator	287,632	986,096
Principal Variable Universal Life Accumulator II	1,005,626	1,062,151
Principal Variable Universal Life Income	570,018	1,075,752
Principal Variable Universal Life Income II	360,959	133,320

LargeCap S&P 500 Index Class 1 Division:
Benefit Variable Universal Life II	205,615	41,055
Executive Variable Universal Life II	9,039,844	2,211,281
Flexible Variable Life	3,606	24,325
PrinFlex Life®	1,930,831	3,171,087
Survivorship Flexible Premium Variable Universal Life	122,378	270,902
Principal Variable Universal Life Accumulator	332,404	347,030
Principal Variable Universal Life Accumulator II	659,482	511,649
Principal Variable Universal Life Income	377,300	365,768
Principal Variable Universal Life Income II	383,176	245,943

LargeCap Value Class 1 Division:
Benefit Variable Universal Life	50,959	33,387
Benefit Variable Universal Life II	2,716	316
Executive Variable Universal Life	1,294,472	734,033
Executive Variable Universal Life II	528,128	143,726
Flexible Variable Life	338,018	585,854
PrinFlex Life®	2,220,684	4,392,757
Survivorship Flexible Premium Variable Universal Life	1,168,790	621,830
Principal Variable Universal Life Accumulator	472,428	872,827
Principal Variable Universal Life Accumulator II	310,230	436,042
Principal Variable Universal Life Income	760,360	358,097
Principal Variable Universal Life Income II	240,697	141,003

MFS VIT Global Equity Service Class Division:
Benefit Variable Universal Life	8,652	6,821
Benefit Variable Universal Life II	12,980	3,301
Executive Variable Universal Life	174,122	280,857
Executive Variable Universal Life II	32,975	4,707

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements (continued)

Division:	Purchases	Sales

MFS VIT Growth Service Class Division:
Benefit Variable Universal Life	$215,609	$190,812
Benefit Variable Universal Life II	21,811	21,113
Executive Variable Universal Life	1,066,999	1,365,722
Executive Variable Universal Life II	911,195	650,666

MFS VIT MidCap Growth Service Class Division:
Benefit Variable Universal Life	70,561	119,591
Executive Variable Universal Life	88,205	151,068

MFS VIT New Discovery Service Class Division:
Benefit Variable Universal Life	641,848	478,541
Benefit Variable Universal Life II	84,646	17,416
Executive Variable Universal Life	5,351,060	3,775,998
Executive Variable Universal Life II	1,504,581	563,945
Flexible Variable Life	-	-
PrinFlex Life®	15,245	98
Survivorship Flexible Premium Variable Universal Life	-	-
Principal Variable Universal Life Accumulator	14,194	194
Principal Variable Universal Life Accumulator II	512,346	597,401
Principal Variable Universal Life Income	290,973	153,280
Principal Variable Universal Life Income II	214,438	35,121

MFS VIT Research International Service Class Division:
Benefit Variable Universal Life	122,468	106,493
Benefit Variable Universal Life II	68,130	21,394
Executive Variable Universal Life	218,656	267,684
Executive Variable Universal Life II	781,079	176,672

MFS VIT Total Return Service Class Division:
Benefit Variable Universal Life II	503	1,768
Executive Variable Universal Life II	1,046,826	1,190,662

MFS VIT Utilities Service Class Division:
Benefit Variable Universal Life II	23,190	15,743
Executive Variable Universal Life II	375,922	30,526
Principal Variable Universal Life Income II	215,653	79,365

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements (continued)

Division:	Purchases	Sales

MFS VIT Value Service Class Division:
Benefit Variable Universal Life	$409,105	$311,346
Benefit Variable Universal Life II	99,778	89,013
Executive Variable Universal Life	4,604,778	5,112,498
Executive Variable Universal Life II	1,476,708	1,029,663

MidCap Blend Class 1 Division:
Benefit Variable Universal Life	994,398	998,919
Benefit Variable Universal Life II	120,201	60,812
Executive Variable Universal Life	9,090,518	8,073,866
Executive Variable Universal Life II	1,567,236	691,275
Flexible Variable Life	1,355,127	1,933,318
PrinFlex Life®	5,988,069	11,450,368
Survivorship Flexible Premium Variable Universal Life	980,930	1,726,713
Principal Variable Universal Life Accumulator	1,139,849	1,874,476
Principal Variable Universal Life Accumulator II	2,199,244	3,250,394
Principal Variable Universal Life Income	2,483,658	2,044,284
Principal Variable Universal Life Income II	856,322	336,871

Money Market Class 1 Division:
Benefit Variable Universal Life	7,680,519	5,462,443
Benefit Variable Universal Life II	1,878,408	1,428,646
Executive Variable Universal Life	55,093,119	43,590,697
Executive Variable Universal Life II	90,397,663	77,706,069
Flexible Variable Life	111,871	116,377
PrinFlex Life®	13,372,332	15,852,712
Survivorship Flexible Premium Variable Universal Life	1,310,139	1,435,173
Principal Variable Universal Life Accumulator	1,288,168	1,820,799
Principal Variable Universal Life Accumulator II	4,003,848	3,971,034
Principal Variable Universal Life Income	2,207,404	2,653,484
Principal Variable Universal Life Income II	10,719,266	10,057,290

Neuberger Berman AMT Guardian I Class Division:
Benefit Variable Universal Life	18,120	10,868
Benefit Variable Universal Life II	19,943	2,684
Executive Variable Universal Life	1,223,327	865,107
Executive Variable Universal Life II	219,411	38,748

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements (continued)

Division:	Purchases	Sales

Neuberger Berman AMT Partners I Class Division:
Benefit Variable Universal Life	$123,514	$75,998
Benefit Variable Universal Life II	497	28
Executive Variable Universal Life	1,995,825	2,009,840
Executive Variable Universal Life II	39,438	34,046
Principal Variable Universal Life Income II	53,510	18,821

Neuberger Berman AMT Small-Cap Growth S Class Division:
Benefit Variable Universal Life	57,250	9,719
Benefit Variable Universal Life II	2,926	263
Executive Variable Universal Life	215,015	168,457
Executive Variable Universal Life II	-	-

Oppenheimer Main Street Small & Mid Cap Service Shares Division:
Benefit Variable Universal Life	8,206	4,847
Benefit Variable Universal Life II	10,939	2,482
Executive Variable Universal Life	6,104	2,068
Executive Variable Universal Life II	56,782	27,703
Principal Variable Universal Life Income II	48,470	14,156

PIMCO High Yield Administrative Class Division:
Benefit Variable Universal Life	2,256	1,279
Benefit Variable Universal Life II	35,585	23,938
Executive Variable Universal Life	382,402	94,766
Executive Variable Universal Life II	1,963,398	1,024,166

PIMCO Real Return Administrative Class Division:
Benefit Variable Universal Life	149,145	93,696
Benefit Variable Universal Life II	26,805	6,258
Executive Variable Universal Life	3,682,237	2,237,721
Executive Variable Universal Life II	4,574,147	2,637,829

PIMCO Short-Term Administrative Class Division:
Benefit Variable Universal Life	101	572
Benefit Variable Universal Life II	89,528	25,945
Executive Variable Universal Life	1,228,679	682,878
Executive Variable Universal Life II	2,075,998	1,182,437

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements (continued)

Division:	Purchases	Sales

PIMCO Total Return Administrative Class Division:
Benefit Variable Universal Life	$211,234	$153,170
Benefit Variable Universal Life II	143,087	29,297
Executive Variable Universal Life	4,696,060	2,831,928
Executive Variable Universal Life II	11,909,180	1,756,897

Principal LifeTime Strategic Income Class 1 Division:
Benefit Variable Universal Life	140,162	45,091
Benefit Variable Universal Life II	53,570	18,845
Executive Variable Universal Life	1,533,716	1,457,710
Executive Variable Universal Life II	573,714	252,540
Flexible Variable Life	-	-
PrinFlex Life®	102,556	35,270
Survivorship Flexible Premium Variable Universal Life	28,164	913
Principal Variable Universal Life Accumulator	14,480	46,520
Principal Variable Universal Life Accumulator II	29,476	30,944
Principal Variable Universal Life Income	52,392	29,195
Principal Variable Universal Life Income II	17,424	5,288

Principal LifeTime 2010 Class 1 Division:
Benefit Variable Universal Life	270,932	142,631
Benefit Variable Universal Life II	38,044	12,715
Executive Variable Universal Life	3,959,746	2,497,056
Executive Variable Universal Life II	935,757	496,092
Flexible Variable Life	-	-
PrinFlex Life®	15,844	4,093
Survivorship Flexible Premium Variable Universal Life	-	-
Principal Variable Universal Life Accumulator	30,586	13,952
Principal Variable Universal Life Accumulator II	50,166	34,720
Principal Variable Universal Life Income	82,898	68,745
Principal Variable Universal Life Income II	21,479	3,008

Principal LifeTime 2020 Class 1 Division:
Benefit Variable Universal Life	1,034,036	658,512
Benefit Variable Universal Life II	219,491	77,955
Executive Variable Universal Life	5,218,790	2,663,393
Executive Variable Universal Life II	3,195,871	1,267,220
Flexible Variable Life	20,946	386
PrinFlex Life®	404,529	164,216
Survivorship Flexible Premium Variable Universal Life	-	-
Principal Variable Universal Life Accumulator	1,151	452
Principal Variable Universal Life Accumulator II	306,400	152,718
Principal Variable Universal Life Income	481,865	313,416
Principal Variable Universal Life Income II	120,902	53,269

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements (continued)

Division:	Purchases	Sales

Principal LifeTime 2030 Class 1 Division:
Benefit Variable Universal Life	$686,558	$427,503
Benefit Variable Universal Life II	130,457	42,604
Executive Variable Universal Life	4,275,944	4,483,189
Executive Variable Universal Life II	2,140,173	437,735
Flexible Variable Life	-	-
PrinFlex Life®	87,128	45,874
Survivorship Flexible Premium Variable Universal Life	-	-
Principal Variable Universal Life Accumulator	-	-
Principal Variable Universal Life Accumulator II	257,545	424,030
Principal Variable Universal Life Income	1,151,732	957,349
Principal Variable Universal Life Income II	753,699	226,398

Principal LifeTime 2040 Class 1 Division:
Benefit Variable Universal Life	439,761	521,989
Benefit Variable Universal Life II	41,586	18,732
Executive Variable Universal Life	661,226	967,926
Executive Variable Universal Life II	3,240,535	1,649,891
Flexible Variable Life	1,791	1,518
PrinFlex Life®	43,430	99,509
Survivorship Flexible Premium Variable Universal Life	-	-
Principal Variable Universal Life Accumulator	-	-
Principal Variable Universal Life Accumulator II	274,327	201,169
Principal Variable Universal Life Income	1,216,499	830,823
Principal Variable Universal Life Income II	428,736	79,907

Principal LifeTime 2050 Class 1 Division:
Benefit Variable Universal Life	375,571	241,706
Benefit Variable Universal Life II	47,637	17,725
Executive Variable Universal Life	767,255	870,766
Executive Variable Universal Life II	258,127	423,833
Flexible Variable Life	4,505	1,617
PrinFlex Life®	33,441	8,880
Survivorship Flexible Premium Variable Universal Life	-	-
Principal Variable Universal Life Accumulator	1,111	611
Principal Variable Universal Life Accumulator II	222,208	150,615
Principal Variable Universal Life Income	707,402	527,499
Principal Variable Universal Life Income II	347,558	114,431

Putnam VT Growth & Income Class IB Division:
Benefit Variable Universal Life	170,526	40,771
Executive Variable Universal Life	7,855	11,951

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements (continued)

Division:	Purchases	Sales

Putnam VT International Equity Class IB Division:
Benefit Variable Universal Life	$132,131	$186,854
Executive Variable Universal Life	192,045	370,890

Putnam VT Voyager Class IB Division:
Benefit Variable Universal Life	102,725	346,175
Benefit Variable Universal Life II	-	-
Executive Variable Universal Life	1,603,290	1,216,245
Executive Variable Universal Life II	-	-
Flexible Variable Life	1,227	6,510
PrinFlex Life®	2,473,167	4,471,030
Survivorship Flexible Premium Variable Universal Life	98,014	91,192
Principal Variable Universal Life Accumulator	210,502	254,125
Principal Variable Universal Life Accumulator II	1,439	123
Principal Variable Universal Life Income	-	-
Principal Variable Universal Life Income II	25	6

Real Estate Securities Class 1 Division:
Benefit Variable Universal Life	2,026,983	1,691,491
Benefit Variable Universal Life II	120,448	39,413
Executive Variable Universal Life	9,318,261	8,752,879
Executive Variable Universal Life II	1,790,060	862,965
Flexible Variable Life	9,144	10,704
PrinFlex Life®	1,704,137	2,548,207
Survivorship Flexible Premium Variable Universal Life	191,614	108,732
Principal Variable Universal Life Accumulator	308,528	619,989
Principal Variable Universal Life Accumulator II	826,076	909,577
Principal Variable Universal Life Income	878,954	820,173
Principal Variable Universal Life Income II	688,460	484,814

SAM Balanced Portfolio Class 1 Division:
Benefit Variable Universal Life	137,580	21,797
Benefit Variable Universal Life II	82,386	40,987
Executive Variable Universal Life	1,908,112	1,635,986
Executive Variable Universal Life II	3,820,295	1,483,300
Flexible Variable Life	26,497	1,834
PrinFlex Life®	1,319,345	582,476
Survivorship Flexible Premium Variable Universal Life	73,517	14,678
Principal Variable Universal Life Accumulator	409,280	45,837
Principal Variable Universal Life Accumulator II	2,398,932	499,337
Principal Variable Universal Life Income	1,234,095	2,303,942
Principal Variable Universal Life Income II	3,591,535	1,157,365

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements (continued)

Division:	Purchases	Sales

SAM Conservative Balanced Portfolio Class 1 Division:
Benefit Variable Universal Life	$174,927	$84,455
Benefit Variable Universal Life II	15,355	2,659
Executive Variable Universal Life	706,148	887,972
Executive Variable Universal Life II	3,684,444	558,178
Flexible Variable Life	-	-
PrinFlex Life®	513,499	193,416
Survivorship Flexible Premium Variable Universal Life	54,280	5,566
Principal Variable Universal Life Accumulator	23,691	47,948
Principal Variable Universal Life Accumulator II	369,845	145,892
Principal Variable Universal Life Income	344,582	246,062
Principal Variable Universal Life Income II	1,100,835	350,018

SAM Conservative Growth Portfolio Class 1 Division:
Benefit Variable Universal Life	100,144	27,988
Benefit Variable Universal Life II	103,491	48,748
Executive Variable Universal Life	889,109	1,013,037
Executive Variable Universal Life II	1,319,306	269,064
Flexible Variable Life	30,774	946
PrinFlex Life®	413,927	311,542
Survivorship Flexible Premium Variable Universal Life	757,752	603,701
Principal Variable Universal Life Accumulator	28,230	36,699
Principal Variable Universal Life Accumulator II	916,327	372,388
Principal Variable Universal Life Income	2,972,133	2,952,418
Principal Variable Universal Life Income II	3,573,026	1,628,113

SAM Flexible Income Portfolio Class 1 Division:
Benefit Variable Universal Life	46,227	2,686
Benefit Variable Universal Life II	56,134	29,001
Executive Variable Universal Life	2,199,716	1,001,378
Executive Variable Universal Life II	1,410,297	403,014
Flexible Variable Life	23,698	1,723
PrinFlex Life®	499,186	215,378
Survivorship Flexible Premium Variable Universal Life	57,761	412,298
Principal Variable Universal Life Accumulator	538,591	299,750
Principal Variable Universal Life Accumulator II	272,308	85,393
Principal Variable Universal Life Income	1,202,135	327,866
Principal Variable Universal Life Income II	701,934	347,624

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements (continued)

Division:	Purchases	Sales

SAM Strategic Growth Portfolio Class 1 Division:
Benefit Variable Universal Life	$366,867	$62,129
Benefit Variable Universal Life II	128,220	60,029
Executive Variable Universal Life	1,215,025	800,035
Executive Variable Universal Life II	1,434,518	577,382
Flexible Variable Life	129	64
PrinFlex Life®	915,108	669,473
Survivorship Flexible Premium Variable Universal Life	299,047	167,781
Principal Variable Universal Life Accumulator	86,458	70,437
Principal Variable Universal Life Accumulator II	543,526	362,775
Principal Variable Universal Life Income	1,731,004	1,293,949
Principal Variable Universal Life Income II	3,740,526	1,138,349

Short-Term Income Class 1 Division:
Benefit Variable Universal Life	551,890	374,184
Benefit Variable Universal Life II	311,104	141,388
Executive Variable Universal Life	2,591,397	1,416,940
Executive Variable Universal Life II	3,232,984	528,283
Flexible Variable Life	4,604	42,171
PrinFlex Life®	808,620	1,078,896
Survivorship Flexible Premium Variable Universal Life	36,254	36,549
Principal Variable Universal Life Accumulator	243,173	144,205
Principal Variable Universal Life Accumulator II	696,102	638,092
Principal Variable Universal Life Income	216,197	799,880
Principal Variable Universal Life Income II	1,096,515	352,161

SmallCap Blend Class 1 Division:
Benefit Variable Universal Life	58,469	99,690
Benefit Variable Universal Life II	783	1,068
Executive Variable Universal Life	216,462	756,541
Executive Variable Universal Life II	4,063	9,694
Flexible Variable Life	8,243	11,741
PrinFlex Life®	901,403	1,991,983
Survivorship Flexible Premium Variable Universal Life	61,362	92,548
Principal Variable Universal Life Accumulator	254,021	840,798
Principal Variable Universal Life Accumulator II	180,010	219,917
Principal Variable Universal Life Income	160,935	174,120
Principal Variable Universal Life Income II	96,671	24,009

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements (continued)

Division:	Purchases	Sales

SmallCap Growth II Class 1 Division:
Benefit Variable Universal Life	$265,100	$302,775
Benefit Variable Universal Life II	9,021	1,225
Executive Variable Universal Life	2,075,101	2,366,069
Executive Variable Universal Life II	654,771	328,440
Flexible Variable Life	1,977	13,781
PrinFlex Life®	1,782,419	3,219,734
Survivorship Flexible Premium Variable Universal Life	63,587	147,345
Principal Variable Universal Life Accumulator	134,757	176,413
Principal Variable Universal Life Accumulator II	462,447	493,908
Principal Variable Universal Life Income	280,570	311,390
Principal Variable Universal Life Income II	103,164	45,450

SmallCap Value I Class 1 Division:
Benefit Variable Universal Life	418,419	441,268
Benefit Variable Universal Life II	18,928	5,863
Executive Variable Universal Life	2,871,120	3,063,463
Executive Variable Universal Life II	151,752	211,351
Flexible Variable Life	3,029	29,296
PrinFlex Life®	1,273,062	2,988,073
Survivorship Flexible Premium Variable Universal Life	108,950	188,936
Principal Variable Universal Life Accumulator	419,294	605,721
Principal Variable Universal Life Accumulator II	380,474	592,557
Principal Variable Universal Life Income	426,744	376,582
Principal Variable Universal Life Income II	127,213	87,672

T. Rowe Price Equity Income Portfolio II Division:
Benefit Variable Universal Life	87,359	84,288
Executive Variable Universal Life	1,972,265	1,080,919

Templeton Developing Markets Securities Class 2 Division:
Benefit Variable Universal Life	115,775	195,975
Benefit Variable Universal Life II	20,201	1,143
Executive Variable Universal Life	2,545,869	1,507,413
Executive Variable Universal Life II	2,663,678	976,707

Templeton Foreign Securities Class 2 Division:
Benefit Variable Universal Life	20,768	13,307
Benefit Variable Universal Life II	33,334	3,270
Executive Variable Universal Life	1,884,586	1,545,222
Executive Variable Universal Life II	9,892,083	5,109,262

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements (continued)

Division:	Purchases	Sales

Templeton Global Bond Securities Class 2 Division:
Benefit Variable Universal Life	$248,591	$393,738
Benefit Variable Universal Life II	475,324	187,232
Executive Variable Universal Life	2,620,618	2,037,124
Executive Variable Universal Life II	4,250,256	3,022,307
Flexible Variable Life	2,714	96
PrinFlex Life®	181,103	73,396
Survivorship Flexible Premium Variable Universal Life	40,906	812
Principal Variable Universal Life Accumulator	24,920	492
Principal Variable Universal Life Accumulator II	341,664	2,692
Principal Variable Universal Life Income	132,023	4,160
Principal Variable Universal Life Income II	51,274	8,579

Van Eck Global Hard Assets Initial Class Division:
Benefit Variable Universal Life	254,269	114,170
Benefit Variable Universal Life II	191,882	179,023
Executive Variable Universal Life	3,414,734	3,071,171
Executive Variable Universal Life II	2,007,948	1,462,645

Van Eck Global Hard Assets Service Class Division:
Flexible Variable Life	304	161
PrinFlex Life®	139,965	37,854
Survivorship Flexible Premium Variable Universal Life	3,374	97
Principal Variable Universal Life Accumulator	9,157	173
Principal Variable Universal Life Accumulator II	128,620	910
Principal Variable Universal Life Income	16,839	436
Principal Variable Universal Life Income II	68,352	6,158

Vanguard VIF Balanced Division:
Benefit Variable Universal Life	2,186,907	1,342,041
Executive Variable Universal Life	14,727,929	14,402,401

Vanguard VIF Equity Index Division:
Benefit Variable Universal Life	1,404,317	1,189,742
Executive Variable Universal Life	14,913,162	10,709,597

Vanguard VIF Mid-Cap Index Division:
Benefit Variable Universal Life	641,430	794,268
Benefit Variable Universal Life II	50,291	34,991
Executive Variable Universal Life	6,197,156	3,644,219
Executive Variable Universal Life II	1,661,414	669,896

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements (continued)

Division:	Purchases	Sales

Wells Fargo Advantage VT Index Asset Allocation Class 2 Division:
Benefit Variable Universal Life	$119	$8,103
Executive Variable Universal Life	37,803	204,004
Flexible Variable Life	560	363
PrinFlex Life®	48,915	81,988
Survivorship Flexible Premium Variable Universal Life	3,900	2,374
Principal Variable Universal Life Accumulator	20,408	44,604
Principal Variable Universal Life Accumulator II	23,739	26,198
Principal Variable Universal Life Income	82,602	25,968

Wells Fargo Advantage VT Intrinsic Value Class 2 Division:
Benefit Variable Universal Life	4,479	52
Executive Variable Universal Life	5,036	5,087
Flexible Variable Life	98,063	203,886
PrinFlex Life®	53,232	183,534
Survivorship Flexible Premium Variable Universal Life	12,723	7,227
Principal Variable Universal Life Accumulator	6,839	4,365
Principal Variable Universal Life Accumulator II	13,770	35,222
Principal Variable Universal Life Income	71,172	22,367

Wells Fargo Advantage VT Omega Growth Class 2 Division:
Benefit Variable Universal Life	-	-
Executive Variable Universal Life	1,261,282	348,399
Flexible Variable Life	5,449	10,331
PrinFlex Life®	184,599	80,917
Survivorship Flexible Premium Variable Universal Life	6,669	5,465
Principal Variable Universal Life Accumulator	42,356	11,084
Principal Variable Universal Life Accumulator II	63,884	218,155
Principal Variable Universal Life Income	52,815	26,005

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements (continued)

5. Changes in Units Outstanding

Transactions in units were as follows for each of the periods ended December 31:

	2011		2010
	Purchased	Redeemed	Purchased	Redeemed

AllianceBernstein Global Thematic Growth Class A Division:
Benefit Variable Universal Life II	107	26	138	14
Executive Variable Universal Life II	7,355	4,224	4,563	1,894

AllianceBernstein International Growth Class A Division:
Benefit Variable Universal Life II	5,517	5,351	4,435	593
Executive Variable Universal Life II	35,963	34,084	27,658	1,580

AllianceBernstein International Value Class A Division:
Benefit Variable Universal Life	-	-	416	3,287
Benefit Variable Universal Life II	2,498	1,311	1,632	382
Executive Variable Universal Life	6,128	1,066	174,342	202,478
Executive Variable Universal Life II	10,986	16,009	6,612	1,789
Principal Variable Universal Life Income II	13,202	4,554	18,949	1,490

AllianceBernstein Small Cap Growth Class A Division:
Benefit Variable Universal Life II	1,250	640	839	40
Executive Variable Universal Life II	42,368	32,363	5,632	3,249
Principal Variable Universal Life Income II	6,748	3,181	5,367	951

AllianceBernstein Small/Mid Cap Value Class A Division:
Benefit Variable Universal Life II	1,737	69	268	17
Executive Variable Universal Life II	48,681	26,490	18,254	3,534
Principal Variable Universal Life Income II	6,434	1,583	6,774	757

American Century VP Income & Growth Class I Division:
Flexible Variable Life	128	167	237	525
PrinFlex Life®	32,133	46,539	21,449	31,818
Survivorship Flexible Premium Variable Universal Life	159	9,840	584	676
Principal Variable Universal Life Accumulator	7,924	20,864	11,077	15,985

American Century VP Income & Growth Class II Division:
Benefit Variable Universal Life	1,702	1,398	1,426	4,125
Benefit Variable Universal Life II	1,023	53	181	5
Executive Variable Universal Life	30,787	19,785	40,310	47,701
Executive Variable Universal Life II	8,746	3,983	37	1
Principal Variable Universal Life Accumulator II	9,678	11,911	12,189	18,712
Principal Variable Universal Life Income	10,345	11,016	19,507	15,574
Principal Variable Universal Life Income II	5,957	1,962	5,176	997

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements (continued)

	2011		2010
	Purchased	Redeemed	Purchased	Redeemed

American Century VP Inflation Protection Class II Division:
Flexible Variable Life	235	5	-	-
PrinFlex Life®	67,046	10,400	14,211	7,398
Survivorship Flexible Premium Variable Universal Life	10,666	76	50	1
Principal Variable Universal Life Accumulator	6,608	750	767	9
Principal Variable Universal Life Accumulator II	26,609	16,881	5,835	60
Principal Variable Universal Life Income	14,767	1,262	3,823	284
Principal Variable Universal Life Income II	30,751	25,591	18,539	98

American Century VP International Class II Division:
Benefit Variable Universal Life	24	1,579	770	615
Benefit Variable Universal Life II	-	-	-	-
Executive Variable Universal Life	9,828	9,307	5,260	1,845
Executive Variable Universal Life II	6,866	2,714	10	-

American Century VP MidCap Value Class II Division:
Benefit Variable Universal Life	5,177	5,763	13,689	13,405
Benefit Variable Universal Life II	5,122	2,219	5,478	583
Executive Variable Universal Life	628,492	601,477	585,779	505,079
Executive Variable Universal Life II	81,096	41,403	38,207	16,701
Flexible Variable Life	201	1	-	-
PrinFlex Life®	1,329	3,273	3,800	42
Survivorship Flexible Premium Variable Universal Life	-	-	-	-
Principal Variable Universal Life Accumulator	2,669	2,324	1,574	2
Principal Variable Universal Life Accumulator II	6,631	5,649	6,405	43
Principal Variable Universal Life Income	1,244	221	734	29
Principal Variable Universal Life Income II	6,239	883	2,383	69

American Century VP Ultra Class I Division:
Flexible Variable Life	727	37	63	344
PrinFlex Life®	12,770	21,838	15,539	20,796
Survivorship Flexible Premium Variable Universal Life	4,029	6,187	2,248	4,291
Principal Variable Universal Life Accumulator	6,703	12,466	8,816	10,811

American Century VP Ultra Class II Division:
Benefit Variable Universal Life	4,055	5,608	5,570	6,800
Executive Variable Universal Life	37,382	53,853	66,612	69,092
Principal Variable Universal Life Accumulator II	10,686	10,522	15,983	14,532
Principal Variable Universal Life Income	9,915	4,729	10,473	5,489

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements (continued)

	2011		2010
	Purchased	Redeemed	Purchased	Redeemed

American Century VP Value Class II Division:
Benefit Variable Universal Life	16,740	27,510	45,322	43,627
Benefit Variable Universal Life II	3,476	1,378	1,339	461
Executive Variable Universal Life	375,769	343,741	591,658	581,950
Executive Variable Universal Life II	441,441	212,684	75,673	27,714
Flexible Variable Life	204	512	297	320
PrinFlex Life®	16,029	36,372	23,722	30,308
Survivorship Flexible Premium Variable Universal Life	3,937	6,361	5,439	5,160
Principal Variable Universal Life Accumulator	9,092	9,336	10,524	5,556
Principal Variable Universal Life Accumulator II	20,099	21,777	36,065	32,386
Principal Variable Universal Life Income	17,551	16,573	18,227	19,442
Principal Variable Universal Life Income II	16,879	5,239	16,122	3,028

American Century VP Vista Class II Division:
Benefit Variable Universal Life	2,444	4,085	4,858	10,027
Benefit Variable Universal Life II	13	2	18	2
Executive Variable Universal Life	8,817	10,582	26,595	36,983
Executive Variable Universal Life II	-	-	-	-
Principal Variable Universal Life Income II	1,531	477	1,638	204

Asset Allocation Class 1 Division:
Flexible Variable Life	146	2,500	176	512
PrinFlex Life®	52,490	91,098	80,406	125,581
Survivorship Flexible Premium Variable Universal Life	3,186	5,499	5,189	14,290
Principal Variable Universal Life Accumulator	7,228	13,298	8,635	10,837
Principal Variable Universal Life Accumulator II	7,303	13,371	13,154	11,114
Principal Variable Universal Life Income	5,679	5,483	10,923	6,363

Balanced Class 1 Division:
Flexible Variable Life	5,517	9,356	5,465	10,763
PrinFlex Life®	73,734	108,694	81,392	196,386
Survivorship Flexible Premium Variable Universal Life	4,707	5,736	4,255	2,790
Principal Variable Universal Life Accumulator	6,287	9,842	13,393	19,064
Principal Variable Universal Life Accumulator II	11,652	22,031	17,187	13,903
Principal Variable Universal Life Income	7,256	9,213	10,543	7,723

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements (continued)

	2011		2010
	Purchased	Redeemed	Purchased	Redeemed

Bond & Mortgage Securities Class 1 Division:
Benefit Variable Universal Life	52,910	57,565	88,491	73,259
Benefit Variable Universal Life II	1,828	792	1,430	169
Executive Variable Universal Life	238,475	251,603	608,224	596,247
Executive Variable Universal Life II	35,953	14,425	11,957	12,695
Flexible Variable Life	2,863	4,655	2,928	3,704
PrinFlex Life®	113,610	195,125	154,318	197,301
Survivorship Flexible Premium Variable Universal Life	9,053	23,819	14,052	22,423
Principal Variable Universal Life Accumulator	24,903	39,144	34,712	32,700
Principal Variable Universal Life Accumulator II	68,325	88,771	102,595	95,876
Principal Variable Universal Life Income	55,427	57,902	55,463	36,948
Principal Variable Universal Life Income II	40,154	32,900	25,482	8,044

Calvert EAFE International Index Class F Division:
Benefit Variable Universal Life II	1,480	101	1,357	92
Executive Variable Universal Life II	23,388	10,690	23,898	4,498

Calvert Income Division:
Benefit Variable Universal Life II	298	659	50	18
Executive Variable Universal Life II	7,583	444	4,998	112
Principal Variable Universal Life Income II	11,952	3,134	15,430	2,575

Calvert Russell 2000 Small Cap Index Class F Division:
Benefit Variable Universal Life	13,803	12,245	27,270	22,810
Benefit Variable Universal Life II	1,976	795	2,403	110
Executive Variable Universal Life	177,867	111,306	140,892	68,535
Executive Variable Universal Life II	63,288	69,149	69,093	17,981
Principal Variable Universal Life Accumulator II	2,428	1,577	11,065	9,418
Principal Variable Universal Life Income	10,620	6,634	15,897	7,422
Principal Variable Universal Life Income II	12,540	10,904	14,490	2,672

Calvert S&P MidCap 400 Index Class F Division:
Principal Variable Universal Life Accumulator II	4,967	4,310	5,943	680
Principal Variable Universal Life Income	4,324	2,844	5,598	8,184
Principal Variable Universal Life Income II	8,112	8,768	10,874	1,180

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements (continued)

	2011		2010
	Purchased	Redeemed	Purchased	Redeemed

Calvert SRI Equity Division:
Flexible Variable Life	-	12	320	2
PrinFlex Life®	2,743	915	2,671	884
Survivorship Flexible Premium Variable Universal Life	-	-	-	-
Principal Variable Universal Life Accumulator	37	8	-	-
Principal Variable Universal Life Accumulator II	500	102	1,647	5
Principal Variable Universal Life Income	3,620	153	287	-
Principal Variable Universal Life Income II	2,549	328	11	2

Delaware Small Cap Value Service Class Division:
Benefit Variable Universal Life	1,477	429	3,324	14
Benefit Variable Universal Life II	2,672	982	27	-
Executive Variable Universal Life	199,948	107,812	143,965	27,681
Executive Variable Universal Life II	215,046	44,207	6,137	1,392
Flexible Variable Life	375	8	-	-
PrinFlex Life®	20,684	19,608	12,103	694
Survivorship Flexible Premium Variable Universal Life	-	-	-	-
Principal Variable Universal Life Accumulator	8,436	4,338	8,940	11
Principal Variable Universal Life Accumulator II	5,915	12,354	14,301	194
Principal Variable Universal Life Income	17,501	6,499	6,263	255
Principal Variable Universal Life Income II	9,161	1,654	4,851	75

Delaware Smid Cap Growth Service Class Division:
Flexible Variable Life	184	4	-	-
PrinFlex Life®	17,723	8,331	-	-
Survivorship Flexible Premium Variable Universal Life	-	-	-	-
Principal Variable Universal Life Accumulator	18,889	197	-	-
Principal Variable Universal Life Accumulator II	43,474	14,747	-	-
Principal Variable Universal Life Income	9,935	136	-	-
Principal Variable Universal Life Income II	3,686	46	-	-

Diversified International Class 1 Division:
Benefit Variable Universal Life	66,915	49,214	191,852	79,538
Benefit Variable Universal Life II	3,411	3,702	3,876	1,067
Executive Variable Universal Life	611,037	716,859	1,142,865	606,338
Executive Variable Universal Life II	117,777	55,139	80,535	18,605
Flexible Variable Life	1,363	2,025	6,542	2,787
PrinFlex Life®	264,002	528,648	1,149,408	493,333
Survivorship Flexible Premium Variable Universal Life	23,013	39,369	104,662	63,107
Principal Variable Universal Life Accumulator	48,667	77,078	157,690	65,411
Principal Variable Universal Life Accumulator II	122,572	142,659	359,182	147,260
Principal Variable Universal Life Income	125,334	109,049	304,107	101,987
Principal Variable Universal Life Income II	29,729	13,013	39,330	9,261

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements (continued)

	2011		2010
	Purchased	Redeemed	Purchased	Redeemed

Dreyfus IP Core Value Service Shares Division:
Benefit Variable Universal Life	943	1,669	1,866	855
Benefit Variable Universal Life II	-	-	-	-
Executive Variable Universal Life	15,009	10,841	12,877	14,090
Executive Variable Universal Life II	-	39	145	126

Dreyfus Socially Responsible Growth Service Shares Division:
Benefit Variable Universal Life	490	430	147	1,537
Benefit Variable Universal Life II	-	-	-	-
Executive Variable Universal Life	1,402	1,522	5,556	1,555
Executive Variable Universal Life II	561	356	-	-

Dreyfus VIF Appreciation Service Shares Division:
Benefit Variable Universal Life	14,670	6,407	8,826	15,184
Benefit Variable Universal Life II	1,450	1,811	2,509	1,295
Executive Variable Universal Life	42,309	20,938	25,629	44,519
Executive Variable Universal Life II	14,505	5,922	2,712	2,607

Dreyfus VIF Opportunistic Small Cap Service Shares Division:
Benefit Variable Universal Life	7,289	9,337	11,695	5,379
Executive Variable Universal Life	23,270	19,800	31,869	7,959
Principal Variable Universal Life Accumulator II	26,935	39,467	39,273	53,381
Principal Variable Universal Life Income	28,479	21,577	30,566	31,180

Dreyfus VIF Quality Bond Service Shares Division:
Benefit Variable Universal Life	556	840	2,188	7,795
Executive Variable Universal Life	71,558	69,584	69,799	69,700

DWS Dreman Small Mid Cap Value Class B Division:
Benefit Variable Universal Life	2,073	201	6,861	171
Benefit Variable Universal Life II	4,403	2,548	3,817	1,219
Executive Variable Universal Life	39,918	22,818	43,444	9,030
Executive Variable Universal Life II	87,556	88,951	55,035	31,790
Flexible Variable Life	-	-	-	-
PrinFlex Life®	1,730	63	-	-
Survivorship Flexible Premium Variable Universal Life	-	-	-	-
Principal Variable Universal Life Accumulator	-	-	-	-
Principal Variable Universal Life Accumulator II	95	6	-	-
Principal Variable Universal Life Income	4	1	-	-
Principal Variable Universal Life Income II	4,391	1,870	3,908	1,339

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements (continued)

	2011		2010
	Purchased	Redeemed	Purchased	Redeemed

Equity Income Class 1 Division:
Benefit Variable Universal Life	116,705	9,350	-	-
Benefit Variable Universal Life II	4,380	545	-	-
Executive Variable Universal Life	335,266	44,115	-	-
Executive Variable Universal Life II	172,343	3,407	-	-
Flexible Variable Life	6,386	1,347	1,684	1,714
PrinFlex Life®	322,561	169,259	126,243	107,599
Survivorship Flexible Premium Variable Universal Life	48,382	14,854	4,263	33,191
Principal Variable Universal Life Accumulator	157,853	31,597	13,484	6,697
Principal Variable Universal Life Accumulator II	467,629	140,862	80,695	47,660
Principal Variable Universal Life Income	369,348	56,133	33,164	28,464
Principal Variable Universal Life Income II	25,201	6,094	-	-

Fidelity VIP Asset Manager Service Class 2 Division:
Benefit Variable Universal Life	28,010	18,789	18,365	17,207
Executive Variable Universal Life	35,661	45,589	36,917	28,279

Fidelity VIP Contrafund Initial Class Division:
Flexible Variable Life	1,114	1,627	1,025	1,233
PrinFlex Life®	170,396	365,511	211,086	422,663
Survivorship Flexible Premium Variable Universal Life	17,011	37,181	25,255	86,127
Principal Variable Universal Life Accumulator	19,653	29,365	20,467	21,600

Fidelity VIP Contrafund Service Class 2 Division:
Benefit Variable Universal Life	78,516	99,115	147,338	158,116
Benefit Variable Universal Life II	9,240	3,524	16,109	4,404
Executive Variable Universal Life	1,384,487	1,345,923	1,727,839	1,640,683
Executive Variable Universal Life II	210,938	87,442	119,760	26,335
Principal Variable Universal Life Accumulator II	66,780	74,014	95,854	93,602
Principal Variable Universal Life Income	77,667	65,023	80,405	80,531
Principal Variable Universal Life Income II	39,984	14,514	45,240	13,003

Fidelity VIP Equity-Income Initial Class Division:
Flexible Variable Life	192	834	940	1,536
PrinFlex Life®	93,210	189,168	122,504	225,691
Survivorship Flexible Premium Variable Universal Life	12,186	21,640	6,616	60,823
Principal Variable Universal Life Accumulator	15,507	21,806	22,123	23,637

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements (continued)

	2011		2010
	Purchased	Redeemed	Purchased	Redeemed

Fidelity VIP Equity-Income Service Class 2 Division:
Benefit Variable Universal Life	33,581	23,284	36,053	44,954
Benefit Variable Universal Life II	844	134	1,086	34
Executive Variable Universal Life	165,966	131,776	137,694	170,323
Executive Variable Universal Life II	10,220	2,889	8,146	4,444
Principal Variable Universal Life Accumulator II	54,188	79,432	74,529	80,412
Principal Variable Universal Life Income	47,537	49,580	61,278	41,681
Principal Variable Universal Life Income II	16,140	4,644	19,692	5,040

Fidelity VIP Growth Service Class 2 Division:
Benefit Variable Universal Life	17,751	15,857	35,033	31,260
Executive Variable Universal Life	111,059	93,436	81,837	108,487
Flexible Variable Life	221	646	345	177
PrinFlex Life®	27,191	33,964	29,100	35,663
Survivorship Flexible Premium Variable Universal Life	10,241	2,630	1,201	1,501
Principal Variable Universal Life Accumulator	21,039	23,926	19,098	13,271
Principal Variable Universal Life Accumulator II	45,974	29,400	21,624	19,766
Principal Variable Universal Life Income	20,343	23,033	54,068	46,663

Fidelity VIP High Income Initial Class Division:
Flexible Variable Life	122	669	333	277
PrinFlex Life®	97,451	120,818	81,063	95,161
Survivorship Flexible Premium Variable Universal Life	19,132	25,068	4,443	23,774
Principal Variable Universal Life Accumulator	8,364	8,119	4,291	7,368

Fidelity VIP High Income Service Class 2 Division:
Benefit Variable Universal Life	56,081	24,053	42,484	31,464
Benefit Variable Universal Life II	963	698	986	323
Executive Variable Universal Life	219,206	255,892	548,736	579,723
Executive Variable Universal Life II	72,594	61,571	27,171	16,312
Principal Variable Universal Life Accumulator II	22,194	22,772	17,761	15,655
Principal Variable Universal Life Income	70,855	12,712	9,499	6,781
Principal Variable Universal Life Income II	24,145	16,101	17,228	3,872

Fidelity VIP Mid Cap Service Class 2 Division:
Benefit Variable Universal Life	64,826	94,585	70,560	67,220
Benefit Variable Universal Life II	13,662	3,541	13,368	4,982
Executive Variable Universal Life	508,187	528,889	685,557	609,688
Executive Variable Universal Life II	255,538	175,793	191,683	72,782
Principal Variable Universal Life Accumulator II	19,530	32,739	31,113	27,792
Principal Variable Universal Life Income	40,670	57,600	41,884	37,144
Principal Variable Universal Life Income II	16,772	7,018	26,348	4,725

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements (continued)

	2011		2010
	Purchased	Redeemed	Purchased	Redeemed

Franklin Income Securities Class 2 Division:
Benefit Variable Universal Life	46,897	24,006	43,340	26,319
Benefit Variable Universal Life II	9,466	4,411	1,475	457
Executive Variable Universal Life	162,973	213,024	293,067	241,501
Executive Variable Universal Life II	24,945	8,652	9,853	4,083

Franklin Mutual Global Discovery Class 2 Division:
Benefit Variable Universal Life	21,037	40,774	28,098	39,400
Benefit Variable Universal Life II	7,337	3,999	4,718	1,153
Executive Variable Universal Life	279,859	249,076	306,143	241,352
Executive Variable Universal Life II	164,997	153,792	69,010	15,967
Principal Variable Universal Life Income II	16,056	4,956	9,960	2,346

Franklin Mutual Shares Securities Class 2 Division:
Benefit Variable Universal Life	21,187	16,665	34,263	37,262
Benefit Variable Universal Life II	2,455	1,001	2,298	634
Executive Variable Universal Life	238,937	211,191	462,924	452,357
Executive Variable Universal Life II	97,402	33,661	76,147	13,563

Franklin Rising Dividends Securities Class 2 Division:
Benefit Variable Universal Life	31,624	15,746	36,480	24,750
Benefit Variable Universal Life II	2,696	190	1,017	65
Executive Variable Universal Life	147,121	68,753	162,906	71,390
Executive Variable Universal Life II	67,732	13,607	26,019	2,950
Principal Variable Universal Life Income II	15,612	3,366	6,872	1,344

Franklin Small Cap Value Securities Class 2 Division:
Benefit Variable Universal Life	17,528	13,366	28,033	36,174
Benefit Variable Universal Life II	3,145	2,463	2,722	602
Executive Variable Universal Life	197,182	242,746	332,711	258,420
Executive Variable Universal Life II	57,128	24,420	33,007	8,940
Flexible Variable Life	-	-	-	-
PrinFlex Life®	-	-	-	-
Survivorship Flexible Premium Variable Universal Life	-	-	-	-
Principal Variable Universal Life Accumulator	9	-	-	-
Principal Variable Universal Life Accumulator II	1,697	1,630	-	-
Principal Variable Universal Life Income	-	-	-	-
Principal Variable Universal Life Income II	235	15	-	-

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements (continued)

	2011		2010
	Purchased	Redeemed	Purchased	Redeemed

Franklin Strategic Income Securities Class 2 Division:
Benefit Variable Universal Life	65,220	9,164	25,561	19,565
Benefit Variable Universal Life II	15,535	1,399	5,499	278
Executive Variable Universal Life	128,081	103,614	238,061	136,023
Executive Variable Universal Life II	390,976	326,779	133,129	18,885

Franklin U.S. Government Fund Class 2 Division:
Benefit Variable Universal Life	270	1,202	1,402	16
Benefit Variable Universal Life II	620	9	-	-
Executive Variable Universal Life	454	8,801	51,560	41,560
Executive Variable Universal Life II	13,705	1,677	5,601	1,323

Goldman Sachs VIT Structured Small Cap Equity Institutional Service Class I Division:
Benefit Variable Universal Life	10,062	5,876	2,913	3,550
Executive Variable Universal Life	80,916	63,849	73,201	25,199

Government & High Quality Bond Class 1 Division:
Benefit Variable Universal Life	90,644	75,943	277,496	34,789
Benefit Variable Universal Life II	4,753	3,470	4,854	210
Executive Variable Universal Life	397,968	520,382	1,475,882	321,858
Executive Variable Universal Life II	80,959	27,042	116,736	43,699
Flexible Variable Life	3,554	2,459	19,277	1,091
PrinFlex Life®	239,110	341,017	1,155,846	215,952
Survivorship Flexible Premium Variable Universal Life	18,902	46,982	170,393	34,459
Principal Variable Universal Life Accumulator	75,255	95,529	372,829	33,392
Principal Variable Universal Life Accumulator II	111,190	140,558	353,526	55,065
Principal Variable Universal Life Income	57,709	88,287	307,174	25,486
Principal Variable Universal Life Income II	68,739	54,326	79,722	27,059

International Emerging Markets Class 1 Division:
Benefit Variable Universal Life	6,218	6,251	14,958	10,361
Benefit Variable Universal Life II	7,181	3,242	5,882	1,186
Executive Variable Universal Life	101,487	120,136	169,918	140,217
Executive Variable Universal Life II	73,673	46,300	39,699	8,797
Flexible Variable Life	725	2,967	5,814	9,454
PrinFlex Life®	44,324	64,185	63,539	91,505
Survivorship Flexible Premium Variable Universal Life	4,238	10,788	1,843	9,172
Principal Variable Universal Life Accumulator	20,452	17,158	13,124	15,587
Principal Variable Universal Life Accumulator II	32,457	37,602	51,580	53,204
Principal Variable Universal Life Income	42,997	46,570	47,913	39,236
Principal Variable Universal Life Income II	28,651	10,072	32,831	10,194

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements (continued)

	2011		2010
	Purchased	Redeemed	Purchased	Redeemed

Invesco Capital Appreciation Series I Division:
Benefit Variable Universal Life	2,023	2,048	5,324	14,800
Executive Variable Universal Life	20,789	25,791	19,299	31,757
Flexible Variable Life	-	-	-	-
PrinFlex Life®	15,839	16,302	13,882	27,319
Survivorship Flexible Premium Variable Universal Life	1,759	2,571	3,427	3,775
Principal Variable Universal Life Accumulator	7,899	7,422	6,680	10,020

Invesco Capital Appreciation Series II Division:
Benefit Variable Universal Life II	482	42	444	31
Executive Variable Universal Life II	80	3	20,993	72,168
Principal Variable Universal Life Accumulator II	8,104	9,857	10,305	10,956
Principal Variable Universal Life Income	6,540	4,959	6,160	6,982
Principal Variable Universal Life Income II	2,632	1,118	5,916	963

Invesco Capital Development Series I Division:
Benefit Variable Universal Life	21,247	3,556	-	-
Benefit Variable Universal Life II	2,406	81	-	-
Executive Variable Universal Life	222,196	9,109	-	-
Executive Variable Universal Life II	5,783	3,192	-	-
Flexible Variable Life	481	30	-	-
PrinFlex Life®	61,089	10,430	-	-
Survivorship Flexible Premium Variable Universal Life	4,535	169	-	-
Principal Variable Universal Life Accumulator	14,320	1,522	-	-

Invesco Core Equity Series I Division:
Benefit Variable Universal Life	13,710	6,202	42,069	12,635
Executive Variable Universal Life	58,994	92,435	130,252	56,140
Flexible Variable Life	339	285	1,754	1,143
PrinFlex Life®	24,594	52,938	33,067	53,532
Survivorship Flexible Premium Variable Universal Life	1,971	11,548	3,172	4,197
Principal Variable Universal Life Accumulator	17,336	20,463	15,437	22,294

Invesco Core Equity Series II Division:
Benefit Variable Universal Life II	205	43	2,680	2,483
Executive Variable Universal Life II	64,819	55,605	78,848	27,951
Principal Variable Universal Life Accumulator II	32,034	36,801	41,512	43,903
Principal Variable Universal Life Income	49,553	45,149	36,503	31,715
Principal Variable Universal Life Income II	4,665	2,085	7,247	1,807

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements (continued)

	2011		2010
	Purchased	Redeemed	Purchased	Redeemed

Invesco Global Health Care Series I Division:
Benefit Variable Universal Life	14,387	11,793	16,417	14,119
Benefit Variable Universal Life II	402	69	555	25
Executive Variable Universal Life	110,456	101,843	116,600	99,784
Executive Variable Universal Life II	2,869	1,776	4,706	791
Flexible Variable Life	80	67	106	428
PrinFlex Life®	38,186	45,311	23,222	51,961
Survivorship Flexible Premium Variable Universal Life	1,253	29,289	6,832	2,361
Principal Variable Universal Life Accumulator	10,051	12,022	10,562	14,614
Principal Variable Universal Life Accumulator II	14,085	19,521	23,276	29,130
Principal Variable Universal Life Income	8,500	7,388	9,600	9,325
Principal Variable Universal Life Income II	7,453	1,941	5,388	1,023

Invesco International Growth Series I Division:
Benefit Variable Universal Life	15,866	23,921	20,019	25,059
Benefit Variable Universal Life II	2,747	1,460	2,537	1,025
Executive Variable Universal Life	455,191	431,320	516,144	492,307
Executive Variable Universal Life II	233,226	179,764	25,870	4,421

Invesco Mid Cap Core Equity Series II Division:
Benefit Variable Universal Life	186	292	523	1,057
Benefit Variable Universal Life II	-	-	-	-
Executive Variable Universal Life	10,802	10,711	23,605	4,731
Executive Variable Universal Life II	58	-	-	-
Flexible Variable Life	-	-	-	-
PrinFlex Life®	-	-	-	-
Survivorship Flexible Premium Variable Universal Life	-	-	-	-
Principal Variable Universal Life Accumulator	-	-	-	-
Principal Variable Universal Life Accumulator II	293	3	-	-
Principal Variable Universal Life Income	235	3	-	-
Principal Variable Universal Life Income II	16	2	-	-

Invesco Small Cap Equity Series I Division:
Benefit Variable Universal Life	26,714	21,073	21,419	28,641
Benefit Variable Universal Life II	982	650	2,700	21
Executive Variable Universal Life	493,008	346,034	404,620	319,850
Executive Variable Universal Life II	194,139	26,415	35,746	17,369
Flexible Variable Life	547	545	1,099	1,085
PrinFlex Life®	44,813	50,569	43,635	40,788
Survivorship Flexible Premium Variable Universal Life	2,822	260	59	543
Principal Variable Universal Life Accumulator	7,458	9,584	6,885	7,576

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements (continued)

	2011		2010
	Purchased	Redeemed	Purchased	Redeemed

Invesco Technology Series I Division:
Benefit Variable Universal Life	11,465	10,379	16,157	31,033
Executive Variable Universal Life	203,391	164,177	289,003	328,177
Flexible Variable Life	930	720	4,214	6,300
PrinFlex Life®	34,636	48,693	41,292	72,195
Survivorship Flexible Premium Variable Universal Life	953	618	1,119	637
Principal Variable Universal Life Accumulator	8,232	10,308	6,717	9,307

Janus Aspen Balanced Service Shares Division:
Benefit Variable Universal Life	1,227	5,891	7,558	5,352
Benefit Variable Universal Life II	11,006	1,786	3,024	345
Executive Variable Universal Life	83,814	49,698	53,422	63,235
Executive Variable Universal Life II	78,781	17,797	64,406	19,784

Janus Aspen Enterprise Service Shares Division:
Benefit Variable Universal Life	7,808	3,844	6,377	11,846
Benefit Variable Universal Life II	2,423	1,593	2,834	989
Executive Variable Universal Life	199,049	183,737	192,814	102,397
Executive Variable Universal Life II	47,424	19,448	21,645	8,500
Flexible Variable Life	105	1,140	536	143
PrinFlex Life®	26,913	71,061	43,133	58,524
Survivorship Flexible Premium Variable Universal Life	976	7,168	7,187	431
Principal Variable Universal Life Accumulator	10,124	14,292	16,569	15,751

Janus Aspen Flexible Bond Service Shares Division:
Benefit Variable Universal Life	84,446	91,251	76,740	34,773
Benefit Variable Universal Life II	5,705	4,439	6,407	1,008
Executive Variable Universal Life	562,959	570,950	1,058,685	842,155
Executive Variable Universal Life II	531,311	453,766	262,153	35,521

Janus Aspen Forty Service Shares Division:
Benefit Variable Universal Life II	8,563	5,000	8,491	3,437
Executive Variable Universal Life II	1,006,084	921,339	438,406	210,944
Principal Variable Universal Life Income II	13,356	9,486	22,918	5,740

Janus Aspen Overseas Service Shares Division:
Benefit Variable Universal Life	9,690	15,547	22,456	11,120
Executive Variable Universal Life	108,197	104,888	136,193	73,679

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements (continued)

	2011		2010
	Purchased	Redeemed	Purchased	Redeemed

Janus Aspen Worldwide Service Shares Division:
Benefit Variable Universal Life	4,552	6,699	13,841	6,566
Benefit Variable Universal Life II	-	2	100	1
Executive Variable Universal Life	34,489	21,747	9,415	13,661
Executive Variable Universal Life II	1,235	2,119	662	186

JP Morgan Core Bond Class I Division:
Benefit Variable Universal Life	17,401	24,006	37,097	20,124
Executive Variable Universal Life	108,713	45,740	90,349	75,388

JP Morgan Small Cap Core Class I Division:
Benefit Variable Universal Life	17,090	10,518	15,024	21,147
Executive Variable Universal Life	188,820	201,299	225,216	230,428

LargeCap Blend II Class 1 Division:
Benefit Variable Universal Life	13,834	25,029	11,779	10,130
Benefit Variable Universal Life II	2,053	749	803	64
Executive Variable Universal Life	101,418	93,606	114,653	100,110
Executive Variable Universal Life II	6,448	4,535	13,120	1,741
Flexible Variable Life	333	709	942	1,038
PrinFlex Life®	19,922	46,898	26,006	59,157
Survivorship Flexible Premium Variable Universal Life	2,197	5,577	998	912
Principal Variable Universal Life Accumulator	19,042	27,548	21,578	24,318
Principal Variable Universal Life Accumulator II	39,725	75,305	66,382	78,271
Principal Variable Universal Life Income	36,105	33,491	48,712	46,452
Principal Variable Universal Life Income II	7,121	3,520	6,981	1,992

LargeCap Growth Class 1 Division:
Benefit Variable Universal Life	10,635	9,744	11,872	14,316
Benefit Variable Universal Life II	1,028	493	703	223
Executive Variable Universal Life	117,346	182,544	217,442	161,043
Executive Variable Universal Life II	63,861	63,097	33,995	8,521
Flexible Variable Life	398	211	419	189
PrinFlex Life®	127,563	232,074	160,993	273,628
Survivorship Flexible Premium Variable Universal Life	13,235	13,582	13,718	40,485
Principal Variable Universal Life Accumulator	3,588	6,182	6,044	6,827
Principal Variable Universal Life Accumulator II	9,671	27,605	23,113	21,947
Principal Variable Universal Life Income	37,491	21,603	14,935	11,252
Principal Variable Universal Life Income II	890	71	-	-

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements (continued)

	2011		2010
	Purchased	Redeemed	Purchased	Redeemed

LargeCap Growth I Class 1 Division:
Benefit Variable Universal Life	18,196	22,970	32,741	26,148
Benefit Variable Universal Life II	6,124	1,311	2,337	184
Executive Variable Universal Life	180,504	109,101	141,965	117,714
Executive Variable Universal Life II	461,162	185,853	85,382	16,515
Flexible Variable Life	938	1,903	1,875	2,111
PrinFlex Life®	270,593	571,717	321,432	624,373
Survivorship Flexible Premium Variable Universal Life	46,834	60,466	23,174	87,136
Principal Variable Universal Life Accumulator	13,523	46,594	25,205	43,632
Principal Variable Universal Life Accumulator II	48,057	50,846	57,267	56,463
Principal Variable Universal Life Income	27,178	50,325	39,019	38,825
Principal Variable Universal Life Income II	17,031	6,311	22,735	4,724

LargeCap S&P 500 Index Class 1 Division:
Benefit Variable Universal Life II	18,138	3,624	6,015	1,484
Executive Variable Universal Life II	796,340	197,171	210,665	68,809
Flexible Variable Life	317	2,277	1,726	1,065
PrinFlex Life®	172,007	279,676	179,017	272,994
Survivorship Flexible Premium Variable Universal Life	10,530	23,759	11,010	33,835
Principal Variable Universal Life Accumulator	29,140	30,398	29,463	32,816
Principal Variable Universal Life Accumulator II	57,602	45,022	71,505	66,070
Principal Variable Universal Life Income	33,136	32,454	44,011	29,849
Principal Variable Universal Life Income II	33,651	21,575	35,798	29,228

LargeCap Value Class 1 Division:
Benefit Variable Universal Life	2,941	1,910	4,133	9,374
Benefit Variable Universal Life II	159	18	51	2
Executive Variable Universal Life	75,495	41,735	54,713	48,418
Executive Variable Universal Life II	30,146	8,544	8,091	5,483
Flexible Variable Life	8,202	13,254	8,450	17,709
PrinFlex Life®	127,170	250,837	158,819	300,222
Survivorship Flexible Premium Variable Universal Life	97,179	51,577	14,099	7,349
Principal Variable Universal Life Accumulator	26,556	49,748	25,032	46,270
Principal Variable Universal Life Accumulator II	17,834	24,587	23,884	21,941
Principal Variable Universal Life Income	42,608	20,787	20,089	13,798
Principal Variable Universal Life Income II	13,977	8,034	24,019	6,795

MFS VIT Global Equity Service Class Division:
Benefit Variable Universal Life	611	473	1,277	2,241
Benefit Variable Universal Life II	970	245	687	33
Executive Variable Universal Life	12,680	20,370	16,387	15,380
Executive Variable Universal Life II	2,521	349	215	11

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements (continued)

	2011		2010
	Purchased	Redeemed	Purchased	Redeemed

MFS VIT Growth Service Class Division:
Benefit Variable Universal Life	13,826	12,546	27,283	11,715
Benefit Variable Universal Life II	1,398	1,334	851	39
Executive Variable Universal Life	68,136	87,256	249,950	213,675
Executive Variable Universal Life II	59,199	42,527	28,888	8,506

MFS VIT MidCap Growth Service Class Division:
Benefit Variable Universal Life	6,015	10,268	10,295	9,796
Executive Variable Universal Life	7,711	13,559	24,218	11,355

MFS VIT New Discovery Service Class Division:
Benefit Variable Universal Life	27,648	29,015	27,904	15,547
Benefit Variable Universal Life II	4,307	970	1,468	408
Executive Variable Universal Life	266,920	218,613	166,929	63,419
Executive Variable Universal Life II	79,157	33,662	27,098	5,334
Flexible Variable Life	-	-	-	-
PrinFlex Life®	974	6	-	-
Survivorship Flexible Premium Variable Universal Life	-	-	-	-
Principal Variable Universal Life Accumulator	739	12	-	-
Principal Variable Universal Life Accumulator II	24,214	34,816	11,756	8,517
Principal Variable Universal Life Income	12,321	8,572	13,336	4,647
Principal Variable Universal Life Income II	10,274	1,980	5,030	1,494

MFS VIT Research International Service Class Division:
Benefit Variable Universal Life	13,092	11,709	44,810	33,881
Benefit Variable Universal Life II	7,649	2,436	5,208	1,293
Executive Variable Universal Life	24,149	32,416	50,142	17,876
Executive Variable Universal Life II	88,719	20,595	60,055	11,737

MFS VIT Total Return Service Class Division:
Benefit Variable Universal Life II	47	166	292	135
Executive Variable Universal Life II	94,602	108,411	60,889	17,463

MFS VIT Utilities Service Class Division:
Benefit Variable Universal Life II	2,279	1,542	2,038	485
Executive Variable Universal Life II	37,132	3,059	9,485	4,870
Principal Variable Universal Life Income II	20,259	7,930	27,014	5,343

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements (continued)

	2011		2010
	Purchased	Redeemed	Purchased	Redeemed

MFS VIT Value Service Class Division:
Benefit Variable Universal Life	26,171	20,198	37,292	34,638
Benefit Variable Universal Life II	6,333	5,764	11,004	4,260
Executive Variable Universal Life	290,555	340,385	333,548	198,006
Executive Variable Universal Life II	96,925	67,181	48,112	15,068

MidCap Blend Class 1 Division:
Benefit Variable Universal Life	27,180	28,302	70,032	17,011
Benefit Variable Universal Life II	3,395	1,698	3,460	750
Executive Variable Universal Life	251,282	229,444	406,870	144,015
Executive Variable Universal Life II	43,900	19,620	35,389	10,529
Flexible Variable Life	7,805	17,272	13,739	26,589
PrinFlex Life®	153,485	324,997	516,558	345,881
Survivorship Flexible Premium Variable Universal Life	33,905	62,049	60,584	45,971
Principal Variable Universal Life Accumulator	29,676	52,713	132,121	39,160
Principal Variable Universal Life Accumulator II	58,724	92,306	258,126	72,994
Principal Variable Universal Life Income	66,871	58,130	196,028	39,719
Principal Variable Universal Life Income II	23,677	9,581	32,358	5,873

Money Market Class 1 Division:
Benefit Variable Universal Life	505,306	359,378	374,307	452,065
Benefit Variable Universal Life II	123,582	93,992	74,729	80,932
Executive Variable Universal Life	3,624,612	2,867,863	3,429,103	3,894,909
Executive Variable Universal Life II	5,947,323	5,112,335	3,207,852	2,209,850
Flexible Variable Life	5,432	5,469	5,016	18,773
PrinFlex Life®	879,868	1,043,054	749,145	1,467,159
Survivorship Flexible Premium Variable Universal Life	97,485	106,789	357,684	432,422
Principal Variable Universal Life Accumulator	85,045	120,087	52,904	47,399
Principal Variable Universal Life Accumulator II	263,135	260,976	202,076	332,963
Principal Variable Universal Life Income	145,263	174,611	217,689	237,779
Principal Variable Universal Life Income II	705,227	661,675	746,062	753,664

Neuberger Berman AMT Guardian I Class Division:
Benefit Variable Universal Life	1,228	766	1,645	21,667
Benefit Variable Universal Life II	1,321	173	1,169	61
Executive Variable Universal Life	86,511	56,686	17,301	25,965
Executive Variable Universal Life II	14,726	2,714	1,181	421

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements (continued)

	2011		2010
	Purchased	Redeemed	Purchased	Redeemed

Neuberger Berman AMT Partners I Class Division:
Benefit Variable Universal Life	11,960	7,868	14,783	10,122
Benefit Variable Universal Life II	53	3	56	4
Executive Variable Universal Life	183,597	188,687	253,819	297,045
Executive Variable Universal Life II	3,809	3,296	5,471	4,903
Principal Variable Universal Life Income II	5,139	1,848	12,926	1,834

Neuberger Berman AMT Small-Cap Growth S Class Division:
Benefit Variable Universal Life	5,875	1,011	1,064	3,542
Benefit Variable Universal Life II	312	28	-	-
Executive Variable Universal Life	23,712	18,754	8,670	4,132
Executive Variable Universal Life II	-	-	30	225

Oppenheimer Main Street Small & Mid Cap Service Shares Division:
Benefit Variable Universal Life	676	394	2,000	213
Benefit Variable Universal Life II	945	213	841	175
Executive Variable Universal Life	504	179	552	1,053
Executive Variable Universal Life II	4,822	2,474	2,783	1,291
Principal Variable Universal Life Income II	4,018	1,209	10,594	842

PIMCO High Yield Administrative Class Division:
Benefit Variable Universal Life	-	106	4,956	2,220
Benefit Variable Universal Life II	2,675	1,984	4,635	679
Executive Variable Universal Life	30,457	7,789	5,296	369
Executive Variable Universal Life II	157,953	85,237	43,684	7,847

PIMCO Real Return Administrative Class Division:
Benefit Variable Universal Life	12,805	8,524	21,220	16,285
Benefit Variable Universal Life II	2,215	547	994	194
Executive Variable Universal Life	309,023	188,863	173,109	97,359
Executive Variable Universal Life II	389,872	223,339	47,288	14,534

PIMCO Short-Term Administrative Class Division:
Benefit Variable Universal Life	-	56	981	52
Benefit Variable Universal Life II	8,659	2,528	1,939	57
Executive Variable Universal Life	119,044	66,571	32,563	11,220
Executive Variable Universal Life II	200,921	115,012	49,336	26,230

PIMCO Total Return Administrative Class Division:
Benefit Variable Universal Life	17,682	14,115	73,546	45,292
Benefit Variable Universal Life II	12,554	2,651	10,178	5,139
Executive Variable Universal Life	408,868	258,619	679,210	350,014
Executive Variable Universal Life II	1,057,996	159,967	164,914	38,807

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements (continued)

	2011		2010
	Purchased	Redeemed	Purchased	Redeemed

Principal LifeTime Strategic Income Class 1 Division:
Benefit Variable Universal Life	10,596	3,424	2,445	1,522
Benefit Variable Universal Life II	4,004	1,424	1,077	414
Executive Variable Universal Life	109,684	110,812	164,086	80,714
Executive Variable Universal Life II	43,272	19,127	5,668	1,758
Flexible Variable Life	-	-	-	-
PrinFlex Life®	7,492	2,689	4,083	1,818
Survivorship Flexible Premium Variable Universal Life	2,103	69	912	3
Principal Variable Universal Life Accumulator	960	3,477	3,030	298
Principal Variable Universal Life Accumulator II	1,620	2,342	7,231	1,760
Principal Variable Universal Life Income	3,148	2,230	7,686	1,513
Principal Variable Universal Life Income II	1,285	403	761	153

Principal LifeTime 2010 Class 1 Division:
Benefit Variable Universal Life	18,654	10,476	15,586	12,610
Benefit Variable Universal Life II	2,745	927	1,165	79
Executive Variable Universal Life	276,810	186,887	317,083	231,896
Executive Variable Universal Life II	67,621	36,726	51,101	37,505
Flexible Variable Life	-	-	-	-
PrinFlex Life®	1,085	303	4,098	94
Survivorship Flexible Premium Variable Universal Life	-	-	-	-
Principal Variable Universal Life Accumulator	2,334	1,010	1,260	34
Principal Variable Universal Life Accumulator II	2,699	2,568	5,521	2,367
Principal Variable Universal Life Income	5,287	5,099	7,313	8,493
Principal Variable Universal Life Income II	1,505	222	2,715	126

Principal LifeTime 2020 Class 1 Division:
Benefit Variable Universal Life	69,394	46,815	84,365	83,600
Benefit Variable Universal Life II	15,129	5,541	20,396	1,392
Executive Variable Universal Life	346,450	191,190	591,549	316,103
Executive Variable Universal Life II	221,807	90,603	131,130	71,902
Flexible Variable Life	1,335	20	-	-
PrinFlex Life®	28,214	11,984	8,474	7,029
Survivorship Flexible Premium Variable Universal Life	-	-	-	-
Principal Variable Universal Life Accumulator	73	32	502	26
Principal Variable Universal Life Accumulator II	20,837	10,765	21,909	50,093
Principal Variable Universal Life Income	29,498	22,583	37,423	30,808
Principal Variable Universal Life Income II	8,361	3,909	13,237	4,010

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements (continued)

	2011		2010
	Purchased	Redeemed	Purchased	Redeemed

Principal LifeTime 2030 Class 1 Division:
Benefit Variable Universal Life	47,883	31,022	34,541	27,281
Benefit Variable Universal Life II	9,369	3,130	5,495	1,049
Executive Variable Universal Life	297,800	339,292	436,532	279,480
Executive Variable Universal Life II	156,205	31,989	57,460	15,730
Flexible Variable Life	-	-	-	-
PrinFlex Life®	6,197	3,443	4,783	946
Survivorship Flexible Premium Variable Universal Life	-	-	-	-
Principal Variable Universal Life Accumulator	-	-	-	-
Principal Variable Universal Life Accumulator II	16,981	30,445	24,102	19,624
Principal Variable Universal Life Income	77,491	70,576	94,693	68,333
Principal Variable Universal Life Income II	54,457	16,734	40,515	14,328

Principal LifeTime 2040 Class 1 Division:
Benefit Variable Universal Life	30,650	37,790	81,807	60,527
Benefit Variable Universal Life II	2,983	1,335	2,647	2,008
Executive Variable Universal Life	45,753	70,614	97,793	90,270
Executive Variable Universal Life II	223,540	114,111	51,938	30,253
Flexible Variable Life	108	91	-	-
PrinFlex Life®	3,038	7,189	6,261	135
Survivorship Flexible Premium Variable Universal Life	-	-	-	-
Principal Variable Universal Life Accumulator	-	-	-	-
Principal Variable Universal Life Accumulator II	18,609	14,779	21,471	17,474
Principal Variable Universal Life Income	82,441	60,815	90,957	61,200
Principal Variable Universal Life Income II	30,713	5,837	13,622	4,233

Principal LifeTime 2050 Class 1 Division:
Benefit Variable Universal Life	26,179	18,109	31,266	8,927
Benefit Variable Universal Life II	3,354	1,310	9,263	686
Executive Variable Universal Life	54,444	62,908	46,697	61,853
Executive Variable Universal Life II	18,629	30,068	26,113	6,283
Flexible Variable Life	245	98	-	-
PrinFlex Life®	2,344	684	435	52
Survivorship Flexible Premium Variable Universal Life	-	-	-	-
Principal Variable Universal Life Accumulator	79	45	228	49
Principal Variable Universal Life Accumulator II	15,208	10,992	17,093	13,764
Principal Variable Universal Life Income	47,831	39,003	64,517	68,454
Principal Variable Universal Life Income II	25,072	8,632	13,827	5,154

Putnam VT Growth & Income Class IB Division:
Benefit Variable Universal Life	13,184	3,315	3,640	9,740
Executive Variable Universal Life	616	944	376	310

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements (continued)

	2011		2010
	Purchased	Redeemed	Purchased	Redeemed

Putnam VT International Equity Class IB Division:
Benefit Variable Universal Life	8,052	13,798	15,335	33,074
Executive Variable Universal Life	10,910	25,989	35,222	37,061

Putnam VT Voyager Class IB Division:
Benefit Variable Universal Life	6,774	22,861	19,264	3,636
Benefit Variable Universal Life II	-	-	-	-
Executive Variable Universal Life	112,826	83,368	105,287	39,582
Executive Variable Universal Life II	-	-	-	-
Flexible Variable Life	119	601	1,040	252
PrinFlex Life®	169,715	304,470	202,123	325,164
Survivorship Flexible Premium Variable Universal Life	8,308	7,463	7,024	26,705
Principal Variable Universal Life Accumulator	14,280	17,383	19,046	23,172
Principal Variable Universal Life Accumulator II	100	9	-	-
Principal Variable Universal Life Income	-	-	-	-
Principal Variable Universal Life Income II	1	-	-	-

Real Estate Securities Class 1 Division:
Benefit Variable Universal Life	53,412	45,616	37,004	34,492
Benefit Variable Universal Life II	3,120	1,033	1,784	197
Executive Variable Universal Life	245,591	231,022	342,471	305,392
Executive Variable Universal Life II	46,658	22,058	20,355	9,561
Flexible Variable Life	289	328	1,104	1,577
PrinFlex Life®	45,029	66,718	47,778	60,405
Survivorship Flexible Premium Variable Universal Life	4,696	2,676	2,077	3,431
Principal Variable Universal Life Accumulator	8,032	16,091	14,379	14,252
Principal Variable Universal Life Accumulator II	21,667	23,963	28,658	30,199
Principal Variable Universal Life Income	22,993	21,458	23,113	32,317
Principal Variable Universal Life Income II	18,216	12,437	8,788	2,308

SAM Balanced Portfolio Class 1 Division:
Benefit Variable Universal Life	11,827	1,977	19,285	16,318
Benefit Variable Universal Life II	6,764	3,772	15,371	14,163
Executive Variable Universal Life	165,121	151,795	256,120	137,745
Executive Variable Universal Life II	343,927	138,817	157,397	84,495
Flexible Variable Life	1,603	109	70	48
PrinFlex Life®	114,570	53,303	168,632	67,809
Survivorship Flexible Premium Variable Universal Life	5,908	1,344	15,536	4,639
Principal Variable Universal Life Accumulator	36,286	4,160	4,689	5,535
Principal Variable Universal Life Accumulator II	208,578	45,238	94,917	22,570
Principal Variable Universal Life Income	101,514	208,449	203,143	80,725
Principal Variable Universal Life Income II	315,329	105,802	252,189	48,230

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements (continued)

	2011		2010
	Purchased	Redeemed	Purchased	Redeemed

SAM Conservative Balanced Portfolio Class 1 Division:
Benefit Variable Universal Life	15,083	7,440	4,381	252
Benefit Variable Universal Life II	1,216	230	2,362	772
Executive Variable Universal Life	54,191	76,941	132,205	60,891
Executive Variable Universal Life II	294,319	48,769	395,547	22,918
Flexible Variable Life	-	-	-	-
PrinFlex Life®	40,751	16,655	32,311	12,468
Survivorship Flexible Premium Variable Universal Life	4,470	481	3,489	3,763
Principal Variable Universal Life Accumulator	1,729	4,236	3,872	9,683
Principal Variable Universal Life Accumulator II	28,836	12,494	22,143	19,231
Principal Variable Universal Life Income	27,348	21,783	21,780	20,524
Principal Variable Universal Life Income II	90,703	30,215	80,498	32,410

SAM Conservative Growth Portfolio Class 1 Division:
Benefit Variable Universal Life	9,058	2,722	8,595	1,308
Benefit Variable Universal Life II	9,047	4,949	24,916	672
Executive Variable Universal Life	84,698	98,775	149,264	60,796
Executive Variable Universal Life II	126,058	26,538	115,206	38,122
Flexible Variable Life	1,830	45	38	35
PrinFlex Life®	36,164	31,073	135,618	38,338
Survivorship Flexible Premium Variable Universal Life	71,367	58,481	20,163	3,570
Principal Variable Universal Life Accumulator	2,438	3,631	9,621	3,180
Principal Variable Universal Life Accumulator II	87,191	36,412	61,938	35,498
Principal Variable Universal Life Income	278,108	281,703	176,328	376,332
Principal Variable Universal Life Income II	334,985	160,211	351,546	222,868

SAM Flexible Income Portfolio Class 1 Division:
Benefit Variable Universal Life	3,626	224	3,257	1,529
Benefit Variable Universal Life II	4,537	2,420	516	109
Executive Variable Universal Life	175,505	83,410	75,145	55,528
Executive Variable Universal Life II	112,250	33,588	78,074	33,554
Flexible Variable Life	1,518	104	456	46
PrinFlex Life®	37,148	17,855	51,699	40,081
Survivorship Flexible Premium Variable Universal Life	3,317	34,255	35,082	1,804
Principal Variable Universal Life Accumulator	43,371	24,833	25,039	873
Principal Variable Universal Life Accumulator II	20,568	7,203	33,799	3,075
Principal Variable Universal Life Income	92,525	27,223	176,098	128,305
Principal Variable Universal Life Income II	56,111	28,689	21,498	11,120

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements (continued)

	2011		2010
	Purchased	Redeemed	Purchased	Redeemed

SAM Strategic Growth Portfolio Class 1 Division:
Benefit Variable Universal Life	36,409	6,403	14,227	3,153
Benefit Variable Universal Life II	12,865	5,920	12,026	2,021
Executive Variable Universal Life	122,058	83,507	183,365	95,318
Executive Variable Universal Life II	147,041	61,641	95,025	22,080
Flexible Variable Life	-	-	769	263
PrinFlex Life®	90,202	67,695	94,101	55,566
Survivorship Flexible Premium Variable Universal Life	29,972	16,633	21	9
Principal Variable Universal Life Accumulator	8,029	7,363	28,550	7,966
Principal Variable Universal Life Accumulator II	52,401	37,161	66,384	66,083
Principal Variable Universal Life Income	169,118	136,645	195,032	104,265
Principal Variable Universal Life Income II	379,617	119,623	453,250	87,445

Short-Term Income Class 1 Division:
Benefit Variable Universal Life	47,545	32,370	52,121	11,320
Benefit Variable Universal Life II	26,787	12,121	11,314	2,367
Executive Variable Universal Life	223,187	122,617	321,929	150,116
Executive Variable Universal Life II	277,936	45,593	150,733	88,630
Flexible Variable Life	382	3,648	15,413	1,628
PrinFlex Life®	69,540	93,248	177,117	34,655
Survivorship Flexible Premium Variable Universal Life	3,066	3,171	24,925	24,947
Principal Variable Universal Life Accumulator	20,897	12,454	27,279	3,965
Principal Variable Universal Life Accumulator II	59,852	55,203	174,673	50,478
Principal Variable Universal Life Income	18,505	69,099	156,021	29,662
Principal Variable Universal Life Income II	94,413	30,516	69,732	19,094

SmallCap Blend Class 1 Division:
Benefit Variable Universal Life	3,935	6,780	6,147	12,744
Benefit Variable Universal Life II	52	71	27	6
Executive Variable Universal Life	14,383	51,500	60,261	64,556
Executive Variable Universal Life II	288	728	1,355	43
Flexible Variable Life	651	863	3,359	1,692
PrinFlex Life®	60,980	136,035	87,886	142,235
Survivorship Flexible Premium Variable Universal Life	4,059	6,249	2,716	6,306
Principal Variable Universal Life Accumulator	14,645	56,733	15,746	36,349
Principal Variable Universal Life Accumulator II	12,171	15,155	13,389	14,287
Principal Variable Universal Life Income	10,894	11,897	13,800	10,716
Principal Variable Universal Life Income II	6,624	1,664	3,521	594

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements (continued)

	2011		2010
	Purchased	Redeemed	Purchased	Redeemed

SmallCap Growth II Class 1 Division:
Benefit Variable Universal Life	21,238	23,841	20,604	16,899
Benefit Variable Universal Life II	720	102	1,023	240
Executive Variable Universal Life	173,573	191,081	162,201	204,638
Executive Variable Universal Life II	52,841	25,767	19,632	10,042
Flexible Variable Life	268	2,004	427	601
PrinFlex Life®	144,780	259,466	151,115	236,501
Survivorship Flexible Premium Variable Universal Life	6,499	14,996	7,991	21,284
Principal Variable Universal Life Accumulator	10,983	14,097	12,144	17,636
Principal Variable Universal Life Accumulator II	36,758	39,615	28,702	31,093
Principal Variable Universal Life Income	22,490	24,738	46,459	45,629
Principal Variable Universal Life Income II	8,176	3,623	8,958	4,127

SmallCap Value I Class 1 Division:
Benefit Variable Universal Life	15,902	16,908	22,224	27,418
Benefit Variable Universal Life II	735	221	419	66
Executive Variable Universal Life	115,530	122,822	111,456	177,645
Executive Variable Universal Life II	5,874	8,469	7,186	3,864
Flexible Variable Life	173	1,633	310	9,199
PrinFlex Life®	49,626	115,130	64,504	99,385
Survivorship Flexible Premium Variable Universal Life	3,771	6,566	3,225	16,069
Principal Variable Universal Life Accumulator	16,249	23,351	14,803	20,687
Principal Variable Universal Life Accumulator II	14,823	22,886	19,636	26,526
Principal Variable Universal Life Income	16,555	14,632	21,157	23,109
Principal Variable Universal Life Income II	4,946	3,286	5,293	1,802

T. Rowe Price Equity Income Portfolio II Division:
Benefit Variable Universal Life	7,310	7,254	16,855	13,351
Executive Variable Universal Life	170,686	95,672	43,508	32,184

Templeton Developing Markets Securities Class 2 Division:
Benefit Variable Universal Life	7,136	12,486	9,211	11,540
Benefit Variable Universal Life II	1,272	73	782	42
Executive Variable Universal Life	153,558	98,360	97,283	42,004
Executive Variable Universal Life II	179,634	67,922	18,571	11,043

Templeton Foreign Securities Class 2 Division:
Benefit Variable Universal Life	2,191	1,422	4,283	728
Benefit Variable Universal Life II	3,369	355	8,246	5,656
Executive Variable Universal Life	189,803	164,622	133,855	125,965
Executive Variable Universal Life II	1,029,227	556,848	198,353	38,825

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements (continued)

	2011		2010
	Purchased	Redeemed	Purchased	Redeemed

Templeton Global Bond Securities Class 2 Division:
Benefit Variable Universal Life	16,535	29,089	46,023	15,897
Benefit Variable Universal Life II	32,993	13,651	12,441	3,915
Executive Variable Universal Life	172,054	147,448	458,622	358,277
Executive Variable Universal Life II	301,844	223,258	107,913	15,784
Flexible Variable Life	198	7	-	-
PrinFlex Life®	12,735	5,394	-	-
Survivorship Flexible Premium Variable Universal Life	3,002	60	-	-
Principal Variable Universal Life Accumulator	1,794	36	-	-
Principal Variable Universal Life Accumulator II	24,109	198	-	-
Principal Variable Universal Life Income	9,635	308	-	-
Principal Variable Universal Life Income II	3,676	628	-	-

Van Eck Global Hard Assets Initial Class Division:
Benefit Variable Universal Life	21,874	10,285	16,811	4,788
Benefit Variable Universal Life II	16,561	16,868	14,261	1,662
Executive Variable Universal Life	294,363	281,943	363,452	239,447
Executive Variable Universal Life II	179,886	139,148	44,979	9,471

Van Eck Global Hard Assets Service Class Division:
Flexible Variable Life	32	18	-	-
PrinFlex Life®	15,551	4,216	-	-
Survivorship Flexible Premium Variable Universal Life	315	11	-	-
Principal Variable Universal Life Accumulator	1,013	20	-	-
Principal Variable Universal Life Accumulator II	13,846	104	-	-
Principal Variable Universal Life Income	1,767	50	-	-
Principal Variable Universal Life Income II	7,699	702	-	-

Vanguard VIF Balanced Division:
Benefit Variable Universal Life	111,451	76,368	120,097	116,959
Executive Variable Universal Life	796,032	822,468	1,152,743	1,105,238

Vanguard VIF Equity Index Division:
Benefit Variable Universal Life	87,388	86,891	152,632	174,827
Executive Variable Universal Life	951,394	793,131	1,493,445	1,473,388

Vanguard VIF Mid-Cap Index Division:
Benefit Variable Universal Life	33,799	43,670	57,442	80,505
Benefit Variable Universal Life II	2,658	1,926	7,743	5,571
Executive Variable Universal Life	330,565	200,421	407,355	358,584
Executive Variable Universal Life II	90,464	37,646	47,238	11,655

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements (continued)

	2011		2010
	Purchased	Redeemed	Purchased	Redeemed

Wells Fargo Advantage VT Index Asset Allocation Class 2 Division:
Benefit Variable Universal Life	-	563	3	2,283
Executive Variable Universal Life	2,421	14,053	2,725	11,342
Flexible Variable Life	23	23	26	25
PrinFlex Life®	2,926	5,795	1,599	5,277
Survivorship Flexible Premium Variable Universal Life	134	164	146	167
Principal Variable Universal Life Accumulator	1,145	3,103	1,906	1,783
Principal Variable Universal Life Accumulator II	1,366	1,823	1,565	2,541
Principal Variable Universal Life Income	4,746	1,810	5,895	1,928

Wells Fargo Advantage VT Intrinsic Value Class 2 Division:
Benefit Variable Universal Life	352	5	378	378
Executive Variable Universal Life	396	396	-	-
Flexible Variable Life	8,461	17,262	29,325	6,991
PrinFlex Life®	4,423	15,310	21,357	1,746
Survivorship Flexible Premium Variable Universal Life	1,021	610	11,065	313
Principal Variable Universal Life Accumulator	558	361	3,228	268
Principal Variable Universal Life Accumulator II	1,098	2,931	12,250	365
Principal Variable Universal Life Income	5,708	1,890	31,888	1,086

Wells Fargo Advantage VT Omega Growth Class 2 Division:
Benefit Variable Universal Life	-	-	201	201
Executive Variable Universal Life	103,505	27,517	44,128	301
Flexible Variable Life	391	984	1,112	10
PrinFlex Life®	14,570	6,422	29,057	7,575
Survivorship Flexible Premium Variable Universal Life	524	466	3,729	58
Principal Variable Universal Life Accumulator	3,344	902	3,343	128
Principal Variable Universal Life Accumulator II	4,978	18,124	35,109	2,125
Principal Variable Universal Life Income	3,942	2,046	17,308	534

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements (continued)

6.  Financial Highlights

Principal Life sells a number of variable life insurance products, which have unique combinations of features and fees that are charged against the contract owner’s account balance.  Differences in the fee structures results in a variety of unit values, expense ratios, and total returns.

Variable Life Separate Account has presented the following disclosures for 2011, 2010, 2009, 2008, and 2007 in accordance with the AICPA Audit and Accounting Guide for Investment Companies. The following table was developed by determining which products issued by Principal Life have the lowest and highest total return. Only product designs within each division that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by the Company as contract owners may not have selected all available and applicable contact options as discussed in Note 2.

	December 31			For the Year Ended December 31,
				Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division

AllianceBernstein Global Thematic Growth Class A Division:
2011	6	$8.99	$57	0.63%	–%	(23.23)%
2010	3	11.71	36	3.14	–	18.88
2009	–	9.85	3	–	–	53.43
2008 (11)	–	6.42	–	–	–	5.94

AllianceBernstein International Growth Class A Division:
2011	40	7.84	317	3.84	–	(15.79)
2010	38	9.31	358	1.13	–	12.85
2009	9	8.25	70	–	–	39.59
2008 (11)	–	5.91	–	–	–	9.65

AllianceBernstein International Value Class A Division:
2011	49	5.37	264	4.07	–	(19.37)
2010	39	6.66	261	3.16	–	4.72
2009	47	6.36	297	2.75	–	34.75
2008 (9)	15	4.72	71	–	–	9.01

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements (continued)

	December 31			For the Year Ended December 31,
				Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division

AllianceBernstein Small Cap Growth Class A Division:
2011	27	$11.11	$306	–%	–%	4.42%
2010	13	10.64	142	–	–	36.94
2009	6	7.77	44	–	–	41.79
2008 (10)	–	5.48	–	–	–	15.61

AllianceBernstein Small/Mid Cap Value Class A Division:
2011	51	10.67	541	0.51	–	(8.41)
2010	22	11.65	256	0.20	–	26.91
2009	1	9.18	9	0.62	–	42.99
2008 (10)	–	6.42	–	–	–	18.67

American Century VP Income & Growth Class I Division:
2011	221	11.85 to 10.94	2,620	1.55	0.00 to 0.75	3.13 to 2.34
2010	258	11.49 to 10.69	2,967	1.54	0.00 to 0.75	14.10 to 13.24
2009	274	10.07 to 9.44	2,757	4.80	0.00 to 0.75	18.05 to 17.27
2008	289	8.53 to 8.05	2,466	2.00	0.00 to 0.75	(34.59) to (35.08)
2007	319	13.04 to 12.40	4,155	1.81	0.00 to 0.75	(0.07) to (0.82)

American Century VP Income & Growth Class II Division:
2011	190	12.97	2,464	1.32	–	2.85
2010	172	12.61	2,167	1.28	–	13.91
2009	180	11.07	1,995	4.08	–	17.77
2008	136	9.40	1,277	1.56	–	8.29
2007	130	14.41	1,880	1.53	–	(0.43)

American Century VP Inflation Protection Class II Division:
2011	137	11.47 to 11.33	1,572	3.75	0.00 to 0.75	11.79 to 10.97
2010 (14)	35	10.26 to 10.21	363	1.02	0.00 to 0.75	2.60 to 2.10

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements (continued)

	December 31			For the Year Ended December 31,
				Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division

American Century VP International Class II Division:
2011	31	$13.84	$423	1.29%	–%	(12.02)%
2010	27	15.73	432	1.87	–	13.17
2009	24	13.90	332	2.25	–	33.65
2008	42	10.40	437	0.68	–	9.01
2007	41	18.88	766	0.53	–	17.92

American Century VP MidCap Value Class II Division:
2011	543	13.89 to 13.72	7,537	1.20	0.00 to 0.75	(0.86) to (1.58)
2010	468	14.01 to 13.94	6,551	2.21	0.00 to 0.75	18.23 to 17.64
2009	346	11.77	4,069	3.04	–	29.77
2008	73	9.07	664	0.05	–	9.94
2007	29	12.01	345	1.00	–	(2.43)

American Century VP Ultra Class I Division:
2011	134	10.84 to 10.01	1,452	–	0.00 to 0.75	1.03 to 0.30
2010	150	10.73 to 9.98	1,612	0.51	0.00 to 0.75	16.13 to 15.24
2009	160	9.24 to 8.66	1,477	0.29	0.00 to 0.75	34.50 to 33.44
2008	186	6.87 to 6.49	1,278	–	0.00 to 0.75	(41.48) to (41.90)
2007	230	11.74 to 11.17	2,700	–	0.00 to 0.75	21.02 to 20.11

American Century VP Ultra Class II Division:
2011	204	11.94	2,431	–	–	0.84
2010	216	11.84	2,560	0.37	–	15.85
2009	214	10.22	2,183	0.18	–	34.47
2008	242	7.60	1,842	–	–	(41.63)
2007	183	13.02	2,389	–	–	20.84

American Century VP Value Class II Division:
2011	1,090	14.65 to 13.63	15,962	1.87	0.00 to 0.75	0.90 to 0.15
2010	850	14.52 to 13.61	12,344	2.13	0.00 to 0.75	13.00 to 12.20
2009	776	12.85 to 12.13	9,965	5.18	0.00 to 0.75	19.76 to 18.81
2008	711	10.73 to 10.21	7,631	2.41	0.00 to 0.75	(26.81) to (27.33)
2007	798	14.66 to 14.05	11,692	1.36	0.00 to 0.75	(5.31) to (6.02)

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements (continued)

	December 31			For the Year Ended December 31,
				Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division

American Century VP Vista Class II Division:
2011	28	$10.95	$302	–%	–%	(8.06)%
2010	30	11.91	356	–	–	23.55
2009	44	9.64	424	–	–	22.49
2008	38	7.87	295	–	–	6.93
2007	3	15.35	52	–	–	39.53

Asset Allocation Class 1 Division:
2011	598	16.52 to 13.56	13,000	2.03	0.00 to 0.75	2.10 to 1.35
2010	653	16.18 to 13.38	13,902	2.42	0.00 to 0.75	9.10 to 8.34
2009	703	14.83 to 12.35	13,700	2.99	0.00 to 0.75	18.83 to 17.84
2008	770	12.48 to 10.48	12,565	3.11	0.00 to 0.75	(24.86) to (25.36)
2007	835	16.61 to 14.04	18,197	1.39	0.00 to 0.75	11.78 to 10.94

Balanced Class 1 Division:
2011	720	13.05 to 36.15	13,409	2.27	0.00 to 0.75	4.07 to 3.29
2010	776	12.54 to 35.00	13,898	2.74	0.00 to 0.75	13.59 to 12.76
2009	894	11.04 to 31.04	14,078	4.82	0.00 to 0.75	21.19 to 20.26
2008	907	9.11 to 25.81	11,804	3.60	0.00 to 0.75	(30.93) to (31.43)
2007	1,024	13.19 to 37.64	19,321	2.61	0.00 to 0.75	5.38 to 4.58

Bond & Mortgage Securities Class 1 Division:
2011	2,355	18.70 to 39.41	51,235	0.09	0.00 to 0.75	7.10 to 6.26
2010	2,479	17.46 to 37.09	50,326	5.53	0.00 to 0.75	11.64 to 10.85
2009	2,458	15.64 to 33.46	44,714	11.46	0.00 to 0.75	20.87 to 20.01
2008	2,551	12.94 to 27.88	38,446	6.18	0.00 to 0.75	(17.05) to (17.71)
2007	2,827	15.60 to 33.88	51,557	4.31	0.00 to 0.75	3.41 to 2.63

Calvert EAFE International Index Class F Division:
2011	38	7.73	293	2.20	–	(12.75)
2010	24	8.86	211	3.15	–	6.49
2009	3	8.32	26	3.93	–	27.41
2008 (11)	–	6.53	–	–	–	–

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements (continued)

	December 31			For the Year Ended December 31,
				Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division

Calvert Income Division:
2011	37	$12.08	$452	4.92%	–%	3.96%
2010	22	11.62	254	6.85	–	7.89
2009	4	10.77	44	13.75	–	20.74
2008 (10)	1	8.92	5	31.66	–	1.71

Calvert Russell 2000 Small Cap Index Class F Division:
2011	467	11.39	5,318	0.28	–	(5.08)
2010	397	12.00	4,763	0.43	–	25.92
2009	245	9.53	2,335	0.38	–	25.89
2008	101	7.57	766	1.21	–	14.70
2007	61	11.48	699	0.39	–	(2.40)

Calvert S&P MidCap 400 Index Class F Division:
2011	39	10.64	420	0.38	–	(2.47)
2010	38	10.91	414	0.57	–	25.69
2009	26	8.68	222	0.69	–	36.05
2008	13	6.38	82	0.80	–	(32.91)
2007 (8)	–	10.08	–	–	–	2.73

Calvert SRI Equity Division:
2011	12	11.68 to 11.54	140	–	0.00 to 0.75	(1.35) to (2.12)
2010 (14)	4	11.84 to 11.79	48	0.20	0.00 to 0.75	19.72 to 19.21

Delaware Small Cap Value Service Class Division:
2011	453	12.26 to 12.11	5,552	0.26	0.00 to 0.75	(1.61) to (2.34)
2010 (14)	170	12.46 to 12.40	2,113	–	0.00 to 0.75	26.11 to 25.51

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements (continued)

	December 31			For the Year Ended December 31,
				Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division

Delaware Smid Cap Growth Service Class Division:
2011 (17)	70	$9.27 to $9.23	$653	–%	0.00% to 0.75%	(5.98)% to (6.39)%

Diversified International Class 1 Division:
2011 (4)	6,370	13.86 to 13.59	114,882	0.42	0.00 to 0.75	(10.87) to (11.52)
2010	6,693	15.55 to 15.36	135,349	2.15	0.00 to 0.75	13.67 to 12.86
2009	4,741	13.68 to 13.61	84,234	5.17	0.00 to 0.75	28.21 to 27.20
2008	4,685	10.67 to 10.70	64,960	1.77	0.00 to 0.75	(46.25) to (46.63)
2007	4,479	19.85 to 20.05	115,426	0.89	0.00 to 0.75	16.09 to 15.22

Dreyfus IP Core Value Service Shares Division:
2011	43	11.80	511	0.87	–	(6.05)
2010	40	12.56	501	1.36	–	12.95
2009	40	11.12	445	2.40	–	17.92
2008	40	9.43	375	2.05	–	7.16
2007	47	14.72	692	1.43	–	2.79

Dreyfus Socially Responsible Growth Service Shares Division:
2011	13	12.08	159	0.63	–	0.67
2010	13	12.00	156	0.56	–	14.50
2009	10	10.48	109	0.53	–	33.50
2008	8	7.85	62	0.36	–	6.22
2007	4	12.00	53	0.33	–	7.49

Dreyfus VIF Appreciation Service Shares Division:
2011	119	14.51	1,727	1.31	–	8.77
2010	81	13.34	1,083	2.22	–	15.00
2009	105	11.60	1,219	2.35	–	22.23
2008	108	9.49	1,028	1.63	–	4.17
2007	100	13.50	1,350	1.10	–	6.85

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements (continued)

	December 31			For the Year Ended December 31,
				Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division

Dreyfus VIF Opportunistic Small Cap Service Shares Division:
2011	322	$9.46	$3,049	0.31%	–%	(14.08)%
2010	326	11.01	3,594	0.66	–	30.76
2009	311	8.42	2,617	1.23	–	25.86
2008	292	6.69	1,956	0.55	–	(37.83)
2007	312	10.76	3,359	0.44	–	(11.28)

Dreyfus VIF Quality Bond Service Shares Division:
2011	149	15.92	2,369	3.37	–	6.77
2010	147	14.91	2,193	3.60	–	8.20
2009	153	13.78	2,102	4.40	–	14.64
2008	125	12.02	1,502	4.29	–	(4.45)
2007	42	12.58	534	4.63	–	3.30

DWS Dreman Small Mid Cap Value Class B Division:
2011	172	11.10 to 11.05	1,906	0.59	0.00 to 0.75	(11.13) to (11.53)
2010	148	11.85	1,754	0.74	–	22.67
2009	78	9.66	758	0.69	–	29.32
2008 (9)	29	7.47	216	–	–	17.45

Equity Income Class 1 Division:
2011	2,380	10.20 to 9.83	24,285	0.58	0.00 to 0.75	(3.50) to 4.69
2010	832	9.68 to 9.39	8,050	3.42	0.00 to 0.75	16.21 to 15.36
2009	798	8.33 to 8.14	6,645	5.77	0.00 to 0.75	20.03 to 19.01
2008	807	6.94 to 6.84	5,605	2.50	0.00 to 0.75	(33.97) to (34.42)
2007 (5)	760	10.51 to 10.43	7,985	0.97	0.00 to 0.75	5.73 to 4.95

Fidelity VIP Asset Manager Service Class 2 Division:
2011	111	14.95	1,657	1.67	–	(2.80)
2010	112	15.38	1,715	1.67	–	13.93
2009	102	13.50	1,373	1.73	–	28.82
2008	208	10.48	2,185	2.84	–	(28.95)
2007	137	14.75	2,023	5.47	–	15.17

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements (continued)

	December 31			For the Year Ended December 31,
				Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division

Fidelity VIP Contrafund Initial Class Division:
2011	1,814	$17.13 to $15.93	$51,273	0.97%	0.00% to 0.75%	(2.56)% to (3.28)%
2010	2,040	17.58 to 16.47	59,169	1.23	0.00 to 0.75	17.20 to 16.31
2009	2,313	15.00 to 14.16	56,892	1.40	0.00 to 0.75	35.75 to 34.73
2008	2,594	11.05 to 10.51	47,136	0.96	0.00 to 0.75	(42.51) to (42.94)
2007	3,031	19.22 to 18.42	96,471	0.93	0.00 to 0.75	17.59 to 16.71

Fidelity VIP Contrafund Service Class 2 Division:
2011	3,785	17.13	64,855	0.80	–	(2.78)
2010	3,607	17.62	63,574	1.08	–	16.92
2009	3,391	15.07	51,117	1.26	–	35.40
2008	2,949	11.13	32,810	0.94	–	7.74
2007	2,073	19.42	40,252	0.84	–	17.30

Fidelity VIP Equity-Income Initial Class Division:
2011	953	13.57 to 11.46	18,629	2.44	0.00 to 0.75	0.97 to 0.17
2010	1,066	13.44 to 11.44	20,641	1.83	0.00 to 0.75	15.17 to 14.29
2009	1,225	11.67 to 10.01	20,393	2.27	0.00 to 0.75	30.25 to 29.16
2008	1,370	8.96 to 7.75	17,484	2.30	0.00 to 0.75	(42.67) to (43.06)
2007	1,766	15.63 to 13.61	39,772	1.82	0.00 to 0.75	1.53 to 0.77

Fidelity VIP Equity-Income Service Class 2 Division:
2011	1,387	12.86	17,841	2.28	–	0.63
2010	1,350	12.78	17,255	1.67	–	14.93
2009	1,359	11.12	15,109	2.19	–	29.91
2008	1,522	8.56	13,030	2.59	–	8.22
2007	1,218	14.97	18,230	1.78	–	1.27

Fidelity VIP Growth Service Class 2 Division:
2011	867	12.06 to 11.22	10,459	0.13	0.00 to 0.75	0.00 to (0.80)
2010	836	12.06 to 11.31	10,089	0.03	0.00 to 0.75	23.82 to 22.93
2009	851	9.74 to 9.20	8,287	0.19	0.00 to 0.75	27.99 to 27.07
2008	868	7.61 to 7.24	6,606	0.62	0.00 to 0.75	(47.30) to (47.73)
2007	771	14.44 to 13.85	11,141	0.35	0.00 to 0.75	26.66 to 25.71

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements (continued)

	December 31			For the Year Ended December 31,
				Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division

Fidelity VIP High Income Initial Class Division:
2011	317	$14.92 to $18.01	$5,490	6.60%	0.00% to 0.75%	4.04% to 3.27%
2010	347	14.34 to 17.44	5,765	8.09	0.00 to 0.75	13.81 to 12.95
2009	383	12.60 to 15.44	5,564	9.08	0.00 to 0.75	44.00 to 42.83
2008	314	8.75 to 10.81	3,204	7.82	0.00 to 0.75	(25.02) to (25.50)
2007	468	11.67 to 14.51	6,413	8.53	0.00 to 0.75	2.79 to 2.01

Fidelity VIP High Income Service Class 2 Division:
2011	876	21.06	18,455	7.02	–	3.74
2010	804	20.30	16,328	8.05	–	13.66
2009	794	17.86	14,190	9.92	–	43.45
2008	477	12.45	5,934	10.45	–	3.58
2007	346	16.63	5,763	9.10	–	2.54

Fidelity VIP Mid Cap Service Class 2 Division:
2011	1,678	13.58	34,379	0.02	–	(10.83)
2010	1,659	15.23	38,927	0.13	–	28.52
2009	1,423	11.85	26,699	0.49	–	39.74
2008	1,243	13.60	16,907	0.25	–	(34.27)
2007	1,137	22.52	25,611	0.49	–	15.34

Franklin Income Securities Class 2 Division:
2011	671	19.49	13,069	5.58	–	2.36
2010	676	19.04	12,875	6.58	–	12.66
2009	601	16.90	10,154	8.01	–	35.63
2008	590	12.46	7,346	5.38	–	9.68
2007	531	17.71	9,407	2.73	–	3.76

Franklin Mutual Global Discovery Class 2 Division:
2011	827	19.63	16,221	2.27	–	(2.92)
2010	790	20.22	15,973	1.29	–	11.96
2009	672	18.06	12,141	1.19	–	23.28
2008	486	14.65	7,115	2.42	–	2.30
2007	399	20.47	8,175	1.45	–	11.85

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements (continued)

	December 31			For the Year Ended December 31,
				Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division

Franklin Mutual Shares Securities Class 2 Division:
2011	774	$14.11	$10,919	2.39%	–%	(1.05)%
2010	676	14.26	9,644	1.59	–	11.23
2009	604	12.82	7,752	1.97	–	26.06
2008	518	10.17	5,269	3.26	–	6.16
2007	422	16.18	6,834	1.43	–	3.48

Franklin Rising Dividends Securities Class 2 Division:
2011	456	15.30	6,980	1.43	–	5.96
2010	293	14.44	4,230	1.48	–	20.63
2009	160	11.97	1,918	1.50	–	17.35
2008	161	10.20	1,641	1.73	–	10.03
2007	208	13.99	2,916	2.71	–	(2.69)

Franklin Small Cap Value Securities Class 2 Division:
2011	645	17.39 to 17.31	11,215	0.71	0.00 to 0.75	(4.61) to (5.05)
2010	653	18.07	11,793	0.73	–	28.25
2009	560	14.09	7,896	1.64	–	29.15
2008	410	10.91	4,471	1.12	–	17.19
2007	320	16.29	5,220	0.63	–	(2.38)

Franklin Strategic Income Securities Class 2 Division:
2011	649	12.71	8,251	5.68	–	2.58
2010	490	12.39	6,076	4.47	–	10.92
2009	263	11.17	2,937	5.26	–	25.79
2008 (9)	29	8.88	253	–	–	6.73

Franklin U.S. Government Fund Class 2 Division:
2011	19	11.00	209	2.14	–	5.67
2010	16	10.41	163	2.25	–	5.36
2009 (13)	–	9.88	–	–	–	(1.30)

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements (continued)

	December 31			For the Year Ended December 31,
				Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division

Goldman Sachs VIT Structured Small Cap Equity Institutional Service Class I Division:
2011	116	$10.28	$1,192	0.83%	–%	0.69%
2010	95	10.21	967	0.65	–	30.23
2009	47	7.84	372	0.99	–	27.69
2008	56	6.14 to 8.19	345	0.79	–	–
2007	39	9.31	361	0.40	–	(16.48)

Government & High Quality Bond Class 1 Division:
2011	3,476	12.10 to 11.82	42,061	0.18	0.00 to 0.75	6.23 to 5.44
2010	3,723	11.39 to 11.21	42,410	5.09	0.00 to 0.75	5.86 to 5.06
2009	183	10.76 to 10.67	1,967	8.63	0.00 to 0.75	6.43 to 5.64
2008 (11)	–	10.11 to 10.10	3	–	0.00 to 0.75	1.30 to 1.20

International Emerging Markets Class 1 Division:
2011 (4)	984	31.16 to 28.99	30,633	0.38	0.00 to 0.75	(17.57) to (18.18)
2010	986	37.80 to 35.43	37,268	1.21	0.00 to 0.75	19.21 to 18.30
2009	928	31.71 to 29.95	29,413	1.99	0.00 to 0.75	69.21 to 67.98
2008	783	18.74 to 17.83	14,664	1.11	0.00 to 0.75	(54.84) to (55.19)
2007	700	41.50 to 39.79	29,043	0.86	0.00 to 0.75	31.09 to 41.04

Invesco Capital Appreciation Series I Division:
2011	266	8.26 to 7.92	2,194	0.15	0.00 to 0.75	(7.92) to (8.55)
2010	271	8.97 to 8.66	2,435	0.76	0.00 to 0.75	15.44 to 14.55
2009	310	7.77 to 7.56	2,412	0.65	0.00 to 0.75	21.03 to 20.19
2008	306	6.42 to 6.29	1,964	–	0.00 to 0.75	(42.47) to (42.92)
2007	267	11.16 to 11.02	2,977	–	0.00 to 0.75	12.01 to 11.17

Invesco Capital Appreciation Series II Division:
2011	73	8.15	594	–	–	(8.12)
2010	71	8.87	629	0.42	–	15.19
2009	118	7.70	910	0.42	–	20.69
2008	58	6.38	373	–	–	5.98
2007	47	11.11	527	–	–	11.73

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements (continued)

	December 31			For the Year Ended December 31,
				Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division

Invesco Capital Development Series I Division:
2011 (16)	304	$8.26 to $8.22	$2,511	–%	0.00% to 0.75%	(17.65)% to (18.05)%

Invesco Core Equity Series I Division:
2011	675	12.51 to 11.56	8,441	0.97	0.00 to 0.75	(0.08) to (0.77)
2010	742	12.52 to 11.65	9,284	1.03	0.00 to 0.75	9.54 to 8.78
2009	666	11.43 to 10.71	7,609	1.91	0.00 to 0.75	28.28 to 27.35
2008	675	8.91 to 8.41	6,015	2.17	0.00 to 0.75	(30.12) to (30.72)
2007	687	12.75 to 12.14	8,761	1.22	0.00 to 0.75	8.12 to 7.30

Invesco Core Equity Series II Division:
2011	425	18.05	7,675	0.76	–	(0.28)
2010	414	18.10	7,488	0.82	–	9.23
2009	355	16.57	5,877	1.89	–	27.95
2008	271	12.95	3,508	2.04	–	6.15
2007	237	18.58	4,410	1.04	–	7.88

Invesco Global Health Care Series I Division:
2011	571	13.14 to 12.13	7,497	–	0.00 to 0.75	3.96 to 3.15
2010	594	12.64 to 11.76	7,507	–	0.00 to 0.75	5.33 to 4.53
2009	600	12.00 to 11.25	7,205	0.37	0.00 to 0.75	27.66 to 26.69
2008	563	9.40 to 8.88	5,289	–	0.00 to 0.75	(28.63) to (29.13)
2007	525	13.17 to 12.53	6,911	–	0.00 to 0.75	11.86 to 11.01

Invesco International Growth Series I Division:
2011	506	19.18	9,716	1.74	–	(6.53)
2010	436	20.52	8,945	2.37	–	12.87
2009	394	18.18	7,166	1.57	–	35.27
2008	333	13.44	4,483	0.52	–	9.45
2007	348	22.55	7,850	0.48	–	14.72

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements (continued)

	December 31			For the Year Ended December 31,
				Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division

Invesco Mid Cap Core Equity Series II Division:
2011	59	$12.12 to $12.06	$721	0.08%	0.00% to 0.75%	(12.05)% to (12.48)%
2010	59	12.96	763	0.39	–	13.78
2009	41	11.39	462	1.25	–	29.87
2008	15	8.77	134	1.88	–	(28.70)
2007	2	12.30	26	0.07	–	9.28

Invesco Small Cap Equity Series I Division:
2011	1,010	10.45 to 10.09	10,652	–	0.00 to 0.75	(0.67) to (1.46)
2010	695	10.52 to 10.24	7,330	–	0.00 to 0.75	28.45 to 27.68
2009	595	8.19 to 8.02	4,873	0.19	0.00 to 0.75	21.33 to 20.24
2008	500	6.75 to 6.67	3,374	–	0.00 to 0.75	(31.33) to (31.80)
2007 (6)	328	9.83 to 9.78	3,227	0.05	0.00 to 0.75	(0.20) to (0.70)

Invesco Technology Series I Division:
2011	537	7.04 to 6.50	3,779	0.18	0.00 to 0.75	(5.12) to (5.80)
2010	512	7.42 to 6.90	3,798	–	0.00 to 0.75	21.44 to 20.42
2009	601	6.11 to 5.73	3,675	–	0.00 to 0.75	57.07 to 56.13
2008	513	3.89 to 3.67	1,993	–	0.00 to 0.75	(44.43) to (44.89)
2007	543	7.00 to 6.66	3,798	–	0.00 to 0.75	7.70 to 6.89

Janus Aspen Balanced Service Shares Division:
2011	334	17.28	5,769	2.44	–	1.35
2010	234	17.05	3,992	2.66	–	8.12
2009	194	15.77	3,067	3.12	–	25.56
2008	79	12.56	995	2.46	–	8.09
2007	73	14.96	1,099	2.74	–	10.29

Janus Aspen Enterprise Service Shares Division:
2011	692	13.66 to 12.61	9,458	–	0.00 to 0.75	(1.66) to (2.40)
2010	700	13.89 to 12.92	9,720	–	0.00 to 0.75	25.47 to 24.59
2009	607	11.07 to 10.37	6,720	–	0.00 to 0.75	44.52 to 43.43
2008	527	7.66 to 7.23	4,039	0.07	0.00 to 0.75	(43.88) to (44.30)
2007	548	13.65 to 12.98	7,471	0.07	0.00 to 0.75	21.74 to 20.83

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements (continued)

	December 31			For the Year Ended December 31,
				Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division

Janus Aspen Flexible Bond Service Shares Division:
2011	2,103	$18.58	$39,092	6.87%	–%	6.35%
2010	2,039	17.47	35,626	5.75	–	7.71
2009	1,549	16.22	25,116	4.40	–	13.03
2008	605	14.35	8,680	5.08	–	5.67
2007	273	13.58	3,708	4.37	–	6.80

Janus Aspen Forty Service Shares Division:
2011	377	8.46	3,192	0.21	–	(6.93)
2010	285	9.09	2,592	0.32	–	6.44
2009	35	8.54	302	–	–	45.98
2008 (10)	–	5.85	1	–	–	8.33

Janus Aspen Overseas Service Shares Division:
2011	306	22.20	6,798	0.39	–	(32.34)
2010	309	32.81	10,131	0.56	–	25.04
2009	235	26.24	6,166	0.41	–	79.11
2008	186	14.65 to 26.77	2,726	3.06	–	–
2007	119	30.68	3,665	0.50	–	28.02

Janus Aspen Worldwide Service Shares Division:
2011	73	10.34	759	0.54	–	(13.98)
2010	64	12.02	766	0.49	–	15.58
2009	60	10.40	625	1.26	–	37.38
2008	71	7.57	537	1.05	–	15.05
2007	74	13.72	1,011	0.60	–	9.36

JP Morgan Core Bond Class I Division:
2011	225	12.48	2,810	5.42	–	7.49
2010	169	11.61	1,960	3.57	–	9.22
2009 (12)	137	10.63	1,455	–	–	6.30

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements (continued)

	December 31			For the Year Ended December 31,
				Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division

JP Morgan Small Cap Core Class I Division:
2011	207	$16.16	$3,349	0.12%	–%	(4.77)%
2010	213	16.97	3,617	–	–	27.12
2009 (12)	224	13.35	3,002	0.32	–	33.50

LargeCap Blend II Class 1 Division:
2011	893	13.52 to 12.58	12,071	0.03	0.00 to 0.75	(0.07) to (0.79)
2010	962	13.53 to 12.68	13,016	2.54	0.00 to 0.75	13.22 to 12.41
2009	974	11.95 to 11.28	11,639	1.80	0.00 to 0.75	29.75 to 28.62
2008	905	9.21 to 8.77	8,336	1.41	0.00 to 0.75	(36.44)% to (36.86)%
2007	881	14.49 to 13.89	12,770	0.67	0.00 to 0.75	5.13 to 4.34

LargeCap Growth Class 1 Division:
2011	1,710	8.91 to 9.60	23,330	–	0.00 to 0.75	(4.19) to (4.95)
2010	1,882	9.30 to 10.10	26,865	0.07	0.00 to 0.75	18.32 to 17.44
2009	1,937	7.86 to 8.60	23,256	0.76	0.00 to 0.75	26.98 to 26.10
2008	1,885	6.19 to 6.82	17,810	0.52	0.00 to 0.75	(43.11) to (43.59)
2007	1,863	10.88 to 12.09	30,968	0.16	0.00 to 0.75	23.20 to 22.27

LargeCap Growth I Class 1 Division:
2011	4,679	12.40 to 11.11	94,670	–	0.00 to 0.75	(0.32) to (1.07)
2010	4,696	12.44 to 11.23	95,218	0.14	0.00 to 0.75	19.62 to 18.71
2009	4,961	10.40 to 9.46	83,748	0.05	0.00 to 0.75	52.72 to 51.60
2008	5,139	6.81 to 6.24	56,771	0.17	0.00 to 0.75	(40.63) to (41.02)
2007	5,387	11.47 to 10.58	100,280	0.53	0.00 to 0.75	8.52 to 7.70

LargeCap S&P 500 Index Class 1 Division:
2011	2,653	11.34 to 10.68	30,093	0.05	0.00 to 0.75	1.70 to 0.95
2010	2,138	11.15 to 10.58	23,840	1.50	0.00 to 0.75	14.71 to 13.76
2009	2,085	9.72 to 9.30	20,275	4.47	0.00 to 0.75	26.23 to 25.34
2008	2,009	7.70 to 7.42	15,467	2.73	0.00 to 0.75	(37.09) to (37.54)
2007	3,380	12.24 to 11.88	41,350	1.38	0.00 to 0.75	5.15 to 4.36

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements (continued)

	December 31			For the Year Ended December 31,
				Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division

LargeCap Value Class 1 Division:
2011	2,756	$11.71 to $41.94	$48,939	–%	0.00% to 0.75%	1.21% to 0.43%
2010	2,785	11.57 to 41.76	49,270	1.83	0.00 to 0.75	14.10 to 13.23
2009	2,921	10.14 to 36.88	45,491	5.06	0.00 to 0.75	16.28 to 15.43
2008	3,096	8.72 to 31.95	41,590	2.30	0.00 to 0.75	(35.17) to (35.65)
2007	3,226	13.45 to 49.65	66,964	1.61	0.00 to 0.75	(0.10) to (0.85)

MFS VIT Global Equity Service Class Division:
2011	41	12.89	527	0.57	–	(4.52)
2010	46	13.50	615	0.98	–	12.13
2009	45	12.04	537	2.13	–	31.87
2008	31	9.13	284	0.75	–	7.92
2007	17	13.83	235	1.97	–	8.97

MFS VIT Growth Service Class Division:
2011	249	15.28	3,804	0.02	–	(0.59)
2010	250	15.37	3,842	–	–	15.04
2009	177	13.36	2,364	0.02	–	37.31
2008	89	9.73	867	–	–	4.85
2007	45	15.58	698	–	–	20.87

MFS VIT MidCap Growth Service Class Division:
2011	36	10.66	383	–	–	(6.16)
2010	46	11.36	523	–	–	29.09
2009	33	8.80	287	–	–	41.25
2008	39	6.23	242	–	–	(51.56)
2007	46	12.86	587	–	–	9.51

MFS VIT New Discovery Service Class Division:
2011	488	15.64 to 15.56	7,636	–	0.00 to 0.75	(18.24) to (18.66)
2010	389	17.47	6,803	–	–	35.95
2009	235	12.85	3,024	–	–	62.86
2008	146	7.89	1,149	–	–	21.20
2007	127	13.04	1,660	–	–	2.25

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements (continued)

	December 31			For the Year Ended December 31,
				Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division

MFS VIT Research International Service Class Division:
2011	209	$7.80	$1,635	1.74%	–%	(11.06)%
2010	143	8.77	1,255	1.31	–	10.45
2009	48	7.94	378	0.06	–	30.59
2008	–	6.08	3	0.48	–	10.95
2007 (7)	–	10.58	3	–	–	5.74

MFS VIT Total Return Service Class Division:
2011	34	10.69	367	2.28	–	1.62
2010	48	10.52	508	0.53	–	9.58
2009	5	9.60	45	–	–	17.79
2008 (11)	–	8.15	–	–	–	5.71

MFS VIT Utilities Service Class Division:
2011	91	10.18	928	2.95	–	6.49
2010	44	9.56	421	2.21	–	13.54
2009	16	8.42	136	1.17	–	32.81
2008 (10)	2	6.34	10	–	–	5.14

MFS VIT Value Service Class Division:
2011	901	14.92	13,437	1.25	–	(0.47)
2010	914	14.99	13,703	1.25	–	11.20
2009	736	13.48	9,922	1.21	–	22.43
2008	550	11.01	6,050	0.76	–	7.21
2007	182	16.37	2,986	0.64	–	7.59

MidCap Blend Class 1 Division:
2011	3,218	28.50 to 107.48	123,200	–	0.00 to 0.75	8.28 to 7.48
2010	3,414	26.32 to 100.00	120,447	2.65	0.00 to 0.75	24.09 to 23.18
2009	2,437	21.21 to 81.18	72,046	0.86	0.00 to 0.75	33.73 to 32.76
2008	2,589	15.86 to 61.15	57,440	0.62	0.00 to 0.75	(33.92) to (34.42)
2007	2,726	24.00 to 93.24	92,374	0.61	0.00 to 0.75	9.45 to 8.63

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements (continued)

	December 31			For the Year Ended December 31,
				Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division

Money Market Class 1 Division:
2011	14,263	$13.44 to $20.52	$216,592	–%	0.00% to 0.75%	0.00% to (0.77)%
2010	12,687	13.44 to 20.68	192,624	–	0.00 to 0.75	0.00 to (0.72)
2009	13,199	13.44 to 20.83	200,346	0.26	0.00 to 0.75	0.22 to (0.53)
2008	12,278	13.41 to 20.94	185,704	2.46	0.00 to 0.75	2.60 to 1.80
2007	7,747	13.07 to 20.57	114,089	4.65	0.00 to 0.75	4.89 to 4.11

Neuberger Berman AMT Guardian I Class Division:
2011	139	14.10	1,963	0.54	–	(2.89)
2010	96	14.52	1,391	0.40	–	19.02
2009	123	12.20	1,496	1.46	–	29.65
2008	41	9.41	383	0.57	–	4.09
2007	36	15.00	547	0.30	–	7.39

Neuberger Berman AMT Partners I Class Division:
2011	426	9.51	4,052	–	–	(11.37)
2010	423	10.73	4,540	0.68	–	15.62
2009	450	9.28	4,175	2.75	–	55.97
2008	320	5.95	1,905	0.65	–	14.20
2007	131	12.49	1,632	0.79	–	9.34

Neuberger Berman AMT Small- Cap Growth S Class Division:
2011	43	9.24	399	–	–	(1.07)
2010	33	9.34	309	–	–	19.59
2009	31	7.81	244	–	–	22.80
2008	22	6.36	142	–	–	6.35
2007	13	10.51	134	–	–	0.52

Oppenheimer Main Street Small & Mid Cap Service Shares Division:
2011 (18)	29	11.50	337	0.36	–	(2.38)
2010	23	11.78	269	0.29	–	23.09
2009	10	9.57	92	0.01	–	36.91
2008 (9)	–	6.99	1	–	–	17.88

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements (continued)

	December 31			For the Year Ended December 31,
				Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division

PIMCO High Yield Administrative Class Division:
2011	143	$12.18	$1,746	6.63%	–%	3.40%
2010	47	11.78	559	6.70	–	14.48
2009 (13)	–	10.29	–	–	–	2.90

PIMCO Real Return Administrative Class Division:
2011	422	11.94	5,038	1.91	–	11.69
2010	129	10.69	1,384	1.37	–	8.09
2009 (13)	15	9.89	151	0.72	–	(1.20)

PIMCO Short-Term Administrative Class Division:
2011	205	10.27	2,102	0.92	–	0.49
2010	60	10.22	616	0.83	–	2.20
2009 (13)	13	10.00	130	1.18	–	–

PIMCO Total Return Administrative Class Division:
2011	1,623	11.15	18,109	2.52	–	3.53
2010	562	10.77	6,047	2.32	–	8.13
2009 (13)	73	9.96	728	1.46	–	(0.40)

Principal LifeTime Strategic Income Class 1 Division:
2011	359	13.26 to 14.36	4,761	3.03	0.00 to 0.75	3.51 to 2.72
2010	321	12.81 to 13.98	4,110	4.64	0.00 to 0.75	11.20 to 10.43
2009	214	11.52 to 12.66	2,462	4.84	0.00 to 0.75	19.01 to 18.10
2008	64	9.68 to 10.72	620	3.72	0.00 to 0.75	(23.90) to 5.51
2007	33	12.72	421	1.24	–	2.12

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements (continued)

	December 31			For the Year Ended December 31,
				Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division

Principal LifeTime 2010 Class 1 Division:
2011	722	$13.44 to $15.74	$9,708	2.79%	0.00% to 0.75%	1.43% to 0.70%
2010	588	13.25 to 15.63	7,787	4.20	0.00 to 0.75	13.93 to 13.02
2009	475	11.63 to 13.83	5,524	4.16	0.00 to 0.75	25.05 to 24.15
2008	211	9.30 to 11.14	1,963	4.14	0.00 to 0.75	(30.91) to 7.22
2007	117	13.46	1,579	1.03	–	3.74

Principal LifeTime 2020 Class 1 Division:
2011	2,155	13.63 to 16.06	29,376	2.46	0.00 to 0.75	(1.09) to (1.77)
2010	1,798	13.78 to 16.35	24,764	3.81	0.00 to 0.75	15.12 to 14.18
2009	1,454	11.97 to 14.32	17,405	3.43	0.00 to 0.75	27.48 to 26.50
2008	741	9.39 to 11.32	6,963	4.11	0.00 to 0.75	(34.15) to 8.12
2007	415	14.26	5,925	0.48	–	4.87

Principal LifeTime 2030 Class 1 Division:
2011	1,578	13.21 to 16.17	20,856	1.95	0.00 to 0.75	(2.22) to (2.94)
2010	1,438	13.51 to 16.66	19,441	2.30	0.00 to 0.75	15.37 to 14.50
2009	1,167	11.71 to 14.55	13,669	2.01	0.00 to 0.75	28.26 to 27.30
2008	714	9.13 to 11.43	6,523	4.04	0.00 to 0.75	(36.46) to 8.34
2007	484	14.37	6,949	0.37	–	5.97

Principal LifeTime 2040 Class 1 Division:
2011	885	13.21 to 16.35	11,694	1.64	0.00 to 0.75	(3.22) to (3.94)
2010	760	13.65 to 17.02	10,369	2.30	0.00 to 0.75	15.87 to 14.92
2009	659	11.78 to 14.81	7,771	2.62	0.00 to 0.75	29.45 to 28.67
2008	467	9.10 to 11.51	4,248	3.97	0.00 to 0.75	(38.14) to 8.69
2007	348	14.71	5,120	0.30	–	6.54

Principal LifeTime 2050 Class 1 Division:
2011	557	13.09 to 16.41	7,288	1.56	0.00 to 0.75	(3.96) to (4.65)
2010	535	13.63 to 17.21	7,293	2.07	0.00 to 0.75	16.20 to 15.35
2009	491	11.73 to 14.92	5,757	2.38	0.00 to 0.75	30.04 to 29.07
2008	374	9.02 to 11.56	3,373	3.98	0.00 to 0.75	(39.05) to 8.65
2007	238	14.80	3,526	0.21	–	6.62

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements (continued)

	December 31			For the Year Ended December 31,
				Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division

Putnam VT Growth & Income Class IB Division:
2011	30	$11.38	$337	1.25%	–%	(4.61)%
2010	20	11.93	239	1.85	–	14.38
2009	26	10.43	272	2.32	–	29.73
2008	20	8.04	163	2.31	–	(38.67)
2007	26	13.11	344	1.27	–	(6.04)

Putnam VT International Equity Class IB Division:
2011	96	11.88	1,136	3.80	–	(16.75)
2010	116	14.27	1,661	3.74	–	10.02
2009	136	12.97	1,764	–	–	24.71
2008	171	10.40	1,777	2.05	–	(43.97)
2007	206	18.56	3,826	2.57	–	8.37

Putnam VT Voyager Class IB Division:
2011	1,588	10.71 to 9.09	20,287	–	0.00 to 0.75	(17.81) to (18.48)
2010	1,712	13.03 to 11.15	26,639	1.26	0.00 to 0.75	20.76 to 19.89
2009	1,777	10.79 to 9.30	22,852	0.81	0.00 to 0.75	63.98 to 62.59
2008	1,893	6.58 to 5.72	14,850	–	0.00 to 0.75	(37.09) to (37.49)
2007	2,118	10.46 to 9.15	26,410	–	0.00 to 0.75	5.52 to 4.73

Real Estate Securities Class 1 Division:
2011	1,151	39.56 to 31.58	45,597	–	0.00 to 0.75	8.95 to 8.11
2010	1,125	36.31 to 29.21	40,898	3.12	0.00 to 0.75	25.68 to 24.78
2009	1,092	28.89 to 23.41	31,571	4.23	0.00 to 0.75	28.92 to 27.92
2008	1,154	22.41 to 18.30	25,966	2.34	0.00 to 0.75	(32.84) to (33.36)
2007	1,181	33.37 to 27.46	39,639	0.84	0.00 to 0.75	(17.69) to (18.31)

SAM Balanced Portfolio Class 1 Division:
2011	2,421	10.91 to 15.44	26,418	2.62	0.00 to 0.75	1.02 to 0.19
2010	1,824	10.80 to 15.41	19,708	3.49	0.00 to 0.75	13.56 to 12.81
2009	1,119	9.51 to 13.66	10,643	3.62	0.00 to 0.75	23.83 to 22.84
2008	380	7.68 to 11.12	2,917	3.07	0.00 to 0.75	(26.15) to 6.92
2007 (7)	78	10.40	814	–	–	4.01

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements (continued)

	December 31			For the Year Ended December 31,
				Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division

SAM Conservative Balanced Portfolio Class 1 Division:
2011	1,189	$11.61 to $14.72	$13,811	3.07%	0.00% to 0.75%	2.29% to 1.52%
2010	850	11.35 to 14.50	9,648	4.03	0.00 to 0.75	11.82 to 11.03
2009	334	10.15 to 13.06	3,392	3.02	0.00 to 0.75	21.12 to 20.26
2008	167	8.38 to 10.86	1,400	3.61	0.00 to 0.75	(19.19) to 5.74
2007 (7)	17	10.37	175	–	–	3.72

SAM Conservative Growth Portfolio Class 1 Division:
2011	2,592	10.03 to 16.03	26,007	1.96	0.00 to 0.75	(0.50) to (1.23)
2010	2,255	10.08 to 16.23	22,725	3.14	0.00 to 0.75	15.20 to 14.38
2009	1,983	8.75 to 14.19	17,341	4.90	0.00 to 0.75	25.72 to 24.80
2008	866	6.96 to 11.37	6,027	2.70	0.00 to 0.75	(33.08) to 7.98
2007 (7)	212	10.40	2,205	0.12	–	3.96

SAM Flexible Income Portfolio Class 1 Division:
2011	845	12.18 to 14.37	10,305	3.72	0.00 to 0.75	3.40 to 2.64
2010	555	11.78 to 14.00	6,539	4.84	0.00 to 0.75	10.51 to 9.72
2009	330	10.66 to 12.76	3,521	3.95	0.00 to 0.75	19.91 to 19.03
2008	101	8.89 to 10.72	900	4.35	0.00 to 0.75	(13.77) to 5.30
2007 (7)	5	10.31	54	–	–	3.08

SAM Strategic Growth Portfolio Class 1 Division:
2011	2,650	9.47 to 16.41	25,094	1.46	0.00 to 0.75	(1.87) to (2.61)
2010	2,145	9.65 to 16.85	20,705	2.36	0.00 to 0.75	16.41 to 15.49
2009	1,447	8.29 to 14.59	11,993	3.51	0.00 to 0.75	27.34 to 26.54
2008	748	6.51 to 11.53	4,863	3.22	0.00 to 0.75	(37.40) to 8.67
2007 (7)	200	10.40	2,075	0.42	–	3.82

Short-Term Income Class 1 Division:
2011	1,374	11.61 to 11.34	15,950	0.14	0.00 to 0.75	1.31 to 0.53
2010	1,012	11.46 to 11.28	11,585	2.61	0.00 to 0.75	4.28 to 3.49
2009	247	10.99 to 10.90	2,720	8.04	0.00 to 0.75	9.90 to 9.11
2008 (11)	2	10.00 to 9.99	17	–	0.00 to 0.75	0.40 to 0.30

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements (continued)

	December 31			For the Year Ended December 31,
				Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division

SmallCap Blend Class 1 Division:
2011	1,350	$14.37 to $12.15	$19,391	0.35%	0.00% to 0.75%	(1.44)% to (2.17)%
2010	1,509	14.58 to 12.42	22,001	0.49	0.00 to 0.75	24.19 to 23.34
2009	1,590	11.74 to 10.07	18,666	0.73	0.00 to 0.75	22.16 to 21.33
2008	1,675	9.61 to 8.30	16,093	0.44	0.00 to 0.75	(36.69) to (37.26)
2007	1,793	15.18 to 13.23	27,223	0.30	0.00 to 0.75	1.65 to 0.88

SmallCap Growth II Class 1 Division:
2011	1,579	9.38 to 7.11	18,523	–	0.00 to 0.75	(4.38) to (5.07)
2010	1,700	9.81 to 7.49	20,841	–	0.00 to 0.75	26.91 to 25.88
2009	1,829	7.73 to 5.95	17,655	–	0.00 to 0.75	31.69 to 30.77
2008	1,877	5.87 to 4.55	13,739	–	0.00 to 0.75	(41.12) to (41.59)
2007	1,810	9.97 to 7.79	22,496	–	0.00 to 0.75	5.00 to 4.21

SmallCap Value I Class 1 Division:
2011	949	25.22 to 16.88	23,912	0.04	0.00 to 0.75	(3.63) to (4.36)
2010	1,040	26.17 to 17.65	27,215	0.83	0.00 to 0.75	26.06 to 25.09
2009	1,176	20.76 to 14.11	24,364	2.28	0.00 to 0.75	16.17 to 15.37
2008	1,271	17.87 to 12.23	22,659	0.96	0.00 to 0.75	(31.82) to (32.36)
2007	1,376	26.21 to 18.08	36,103	0.37	0.00 to 0.75	(9.52) to (10.20)

T. Rowe Price Equity Income Portfolio II Division:
2011	118	11.13	1,315	1.60	–	(1.07)
2010	43	11.25	484	1.64	–	14.80
2009	28	9.80	277	1.92	–	25.32
2008	86	7.82	675	2.54	–	(36.32)
2007	3	12.28	37	1.58	–	3.03

Templeton Developing Markets Securities Class 2 Division:
2011	391	14.19	5,557	0.97	–	(15.89)
2010	229	16.87	3,858	1.57	–	17.56
2009	167	14.35	2,403	3.44	–	72.68
2008	163	8.31	1,359	2.71	–	9.06
2007	123	17.58	2,169	2.09	–	28.78

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements (continued)

	December 31			For the Year Ended December 31,
				Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division

Templeton Foreign Securities Class 2 Division:
2011	1,109	$8.54	$9,467	1.68%	–%	(10.58)%
2010	608	9.55	5,805	1.73	–	8.40
2009	434	8.81	3,825	1.38	–	37.01
2008	43	6.43	279	2.18	–	8.98
2007 (7)	3	10.79	33	–	–	7.91

Templeton Global Bond Securities Class 2 Division:
2011	608	13.42 to 13.36	8,156	5.60	0.00 to 0.75	(4.82) to (5.25)
2010	449	13.54	6,082	1.27	–	14.45
2009	218	11.83	2,581	7.89	–	18.66
2008 (9)	14	9.97	135	5.88	–	9.44

Van Eck Global Hard Assets Initial Class Division:
2011	447	9.60	4,293	1.05	–	(16.45)
2010	383	11.49	4,397	0.24	–	29.25
2009	198	8.89	1,765	0.10	–	57.35
2008 (9)	40	5.65	226	–	–	7.62

Van Eck Global Hard Assets Service Class Division:
2011 (17)	35	8.26 to 8.22	290	–	0.00 to 0.75	(16.14) to (16.55)

Vanguard VIF Balanced Division:
2011	1,977	17.80	35,201	2.61	–	3.67
2010	1,969	17.17	33,797	2.91	–	11.06
2009	1,918	15.46	29,660	4.27	–	22.89
2008	1,785	12.58	22,454	3.08	–	(22.58)
2007	1,343	16.25	21,822	2.38	–	8.36

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements (continued)

	December 31			For the Year Ended December 31,
				Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division

Vanguard VIF Equity Index Division:
2011	3,484	$13.66	$47,594	1.58%	–%	1.94%
2010	3,325	13.40	44,563	1.99	–	14.92
2009	3,327	11.66	38,805	2.69	–	26.46
2008	3,237	9.22	29,861	1.71	–	(36.98)
2007	1,448	14.63	21,186	1.44	–	5.38

Vanguard VIF Mid-Cap Index Division:
2011	1,058	17.64	18,657	0.91	–	(2.00)
2010	884	18.00	15,916	0.90	–	25.35
2009	820	14.36	11,784	1.66	–	40.37
2008	742	10.23	7,587	1.44	–	13.29
2007	636	17.58	11,182	1.10	–	6.14

Wells Fargo Advantage VT Index Asset Allocation Class 2 Division:
2011	68	14.90 to 13.86	1,013	2.88	0.00 to 0.75	6.50 to 5.64
2010	83	13.99 to 13.12	1,156	1.79	0.00 to 0.75	13.28 to 12.52
2009	94	12.35 to 11.66	1,162	2.04	0.00 to 0.75	15.42 to 14.54
2008	96	10.70 to 10.18	1,032	2.44	0.00 to 0.75	(29.09) to (29.65)
2007	116	15.09 to 14.47	1,750	2.28	0.00 to 0.75	7.60 to 6.79

Wells Fargo Advantage VT Intrinsic Value Class 2 Division:
2011	82	11.49 to 11.36	936	0.50	0.00 to 0.75	(2.13) to (2.91)
2010 (15)	98	11.74 to 11.70	1,154	–	0.00 to 0.75	17.40 to 17.00

Wells Fargo Advantage VT Omega Growth Class 2 Division:
2011	198	11.62 to 11.49	2,299	–	0.00 to 0.75	(5.53) to (6.28)
2010 (15)	123	12.30 to 12.26	1,513	–	0.00 to 0.75	26.93 to 26.52

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements (continued)

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the divisions invest. These ratios are annualized for periods less than one year.

(2)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. For purposes of the total return calculation the beginning unit value is typically equal to an investment option with a similar expense structure and if no such similar investment option exists then a beginning unit value of ten would typically be used. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Total returns have not been annualized for periods less than one year. These percentages represent the range of total returns available as of the report date and correspond with the expense ratio lowest to highest.

(4)

These divisions received payment from affiliate as compensation for foreign income tax credits.  The total returns for these divisions would have been lower without the inclusion of the payment from affiliate.

(5)	Commencement of operations, January 5, 2007.
(6)	Commencement of operations, April 30, 2007.
(7)	Commencement of operations, May 1, 2007.
(8)	Commencement of operations, November 19, 2007.
(9)	Commencement of operations, May 19, 2008.
(10)	Commencement of operations, July 21, 2008.
(11)	Commencement of operations, November 24, 2008.
(12)	Commencement of operations, April 24, 2009.
(13)	Commencement of operations, November 23, 2009.
(14)	Commenced operations in May 24, 2010.
(15)	Commenced operations in July 16, 2010.
(16)	Commenced operations in April 29, 2011.
(17)	Commenced operations in May 23, 2011.
(18)	Represented the operations of Oppenheimer Main Street Small Cap Services Shares Division until
May 23, 2011 name change.

There are divisions that have total return outside of the ranges indicated above. The following is a list of the divisions and corresponding lowest total return and highest total return.

Division	2011 Unit Value	2011 Total Return

Asset Allocation Class 1 Division	$22.34	2.15%
Diversified International Class 1 Division	18.19	–
DWS Dreman Small Mid Cap Value Class B Division	–	(6.33)
Equity Income Class 1 Division	–	5.37
Fidelity VIP Contrafund Initial Class Division	29.52	(2.54)
Fidelity VIP Equity-Income Initial Class Division	20.31	0.99

Division	2011 Unit Value	2011 Total Return

Fidelity VIP High Income Initial Class Division	$–	4.06%
Fidelity VIP Mid Cap Service Class 2 Division	21.79	(10.84)
Franklin Small Cap Value Securities Class 2 Division	–	(3.76)
Invesco Mid Cap Core Equity Series II Division	–	(6.48)
Invesco Small Cap Equity Series I Division	10.93	–
LargeCap Growth Class 1 Division	13.99	(5.73)
LargeCap Growth I Class 1 Division	20.63	–
LargeCap S&P 500 Index Class 1 Division	11.39	1.79
MFS VIT New Discovery Service Class Division	–	(10.48)
MidCap Blend Class 1 Division	–	8.30
Putnam VT Voyager Class IB Division	12.88	(16.80)
Real Estate Securities Class 1 Division	42.57	–
SmallCap Blend Class 1 Division	14.95	–
SmallCap Growth II Class 1 Division	11.85	(4.36)
SmallCap Value I Class 1 Division	27.03	–
Templeton Global Bond Securities Class 2 Division	–	(0.89)

Division	2010 Unit Value	2010 Total Return

American Century VP MidCap Value Class II Division	$–	19.03%
Asset Allocation Division	21.87	–
Balanced Division	–	13.61
Bond & Mortgage Securities Division	–	11.69
Diversified International Division	20.41	13.70
Fidelity VIP Equity-Income Initial Class Division	20.11	–
Fidelity VIP Contrafund Initial Class Division	30.29	17.22
Fidelity VIP Mid Cap Service Class 2 Division	24.44	28.56
Invesco V.I. Small Cap Equity Series I Division	11.01	28.47
LargeCap Growth Division	14.61	18.40
LargeCap Growth I Division	20.70	19.65
LargeCap S&P 500 Index Division	11.19	–
LargeCap Value Division	–	14.11
MidCap Blend Division	–	24.12
Putnam VT Voyager Class IB Division	15.68	20.80
Real Estate Securities Division	39.08	25.70
SmallCap Blend Division	15.17	24.24
SmallCap Growth II Division	12.39	26.95
SmallCap Value I Division	28.05	26.07

Division	2009 Unit Value	2009 Total Return

AIM V.I. Small Cap Equity Series I Division	$8.57	21.39%
Asset Allocation Division	20.05	–
Diversified International Division	17.95	–
Division	2009 Unit Value	2009 Total Return

Fidelity VIP Equity-Income Initial Class Division	$17.47	30.28%
Fidelity VIP High Income Initial Class Division	–	44.02
Fidelity VIP Contrafund Initial Class Division	25.84	–
Fidelity VIP Mid Cap Service Class 2 Division	19.01	39.78
Government & High Quality Bond Division	18.74	–
International SmallCap Division	25.11	34.57
LargeCap Growth Division	12.34	27.09
LargeCap Growth I Division	17.30	–
LargeCap S&P 500 Index Division	9.76	26.26
MidCap Blend Division	–	33.77
MidCap Growth I Division	12.43	–
Putnam VT Voyager Class IB Division	12.98	–
Real Estate Securities Division	31.09	–
SmallCap Blend Division	12.21	22.22 and 26.78
SmallCap Growth II Division	9.76	31.71
SmallCap Value I Division	22.25	16.19

Division	2008 Unit Value	2008 Total Return

AIM V.I. Capital Appreciation Series II Division	$–	(42.57)%
AIM V.I. Core Equity Series II Division	–	(30.30)
AIM V.I. Dynamics Series I Division	–	8.28
AIM V.I. Global Health Care Series I Division	–	9.05
AIM V.I. International Growth Series I Division	–	(40.40)
AIM V.I. Small Cap Equity Series I Division	7.06	11.01
AllianceBernstein International Value Class A Division	–	(52.85) and (44.86)
AllianceBernstein Small Cap Growth Class A Division	–	(36.50)
AllianceBernstein Small/Mid Cap Value Class A Division	–	(30.22)
American Century VP Income & Growth Class II Division	–	(34.77)
American Century VP International Class II Division	–	(44.92)
American Century VP MidCap Value Class II Division	–	(24.48)
American Century VP Value Class II Division	–	6.66 and (15.84)
American Century VP Vista Class II Division	–	(41.44) and (48.73)
Asset Allocation Division	16.88	(24.81)
Balanced Division	–	(30.92)
Bond & Mortgage Securities Division	–	4.35 and (17.03)
Calvert Income Initial Shares Division	–	(9.90)
Diversified International Division	14.01	8.94, (46.20) and (37.98)
Dreyfus IP Core Value Service Shares Division	–	(35.94)
The Dreyfus Socially Responsible Growth Service Shares Division	–	(34.58)
Division	2008 Unit Value	2008 Total Return

Dreyfus VIF Appreciation Service Shares Division	$–	(29.7)%
DWS Dreman Small Mid Cap Value Class B Division	–	(32.94) and (26.26)
Fidelity VIP Equity-Income Initial Class Division	13.41	–
Fidelity VIP Equity-Income Service Class 2 Division	–	(42.82) and (31.74)
Fidelity VIP High Income Service Class 2 Division	–	(25.14) and (24.22)
Fidelity VIP Contrafund Initial Class Division	19.04	–
Fidelity VIP Contrafund Service Class 2 Division	–	(42.69) and (32.79)
Fidelity VIP Mid Cap Service Class 2 Division	–	(39.61) and (34.27)
Franklin Income Securities Class 2 Division	–	(29.64)
Franklin Mutual Global Discovery Class 2 Division	–	(28.43) and (17.74)
Franklin Mutual Shares Class 2 Division	–	(37.14)
Franklin Rising Dividends Class 2 Division	–	(27.09) and (20.00)
Franklin Small Cap Value Securities Class 2 Division	–	(33.03)
Franklin Small Cap Value Securities Class 2 Division	–	(33.03)
Franklin Templeton Developing Markets Class 2 Division	–	(52.73)
Franklin Templeton Foreign Securities Class 2 Division	–	(40.41)
Franklin Templeton Strategic Income Securities Class 2 Division	–	(13.70)
Goldman Sachs VIT Structured Small Cap Equity Service Class 1 Division	–	(34.05)
Government & High Quality Bond Division	17.80	3.61, (1.66) and (0.22)
International Emerging Markets Division	–	12.76 and (46.40)
International SmallCap Division	18.66	9.25 and (42.46)
Janus Aspen Balanced Service Shares Division	–	(16.04)
Janus Aspen Forty Division	–	(41.38)
Janus Aspen Overseas Service Shares Division	–	(52.25)
Janus Aspen Enterprise Service Shares Division	–	14.50
Janus Aspen Worldwide Service Shares Division	–	(44.83)
LargeCap Blend II Division	–	6.47 and (28.05)
LargeCap Growth Division	9.71	4.41
LargeCap Growth I Division	11.33	9.79, (40.62) and (33.47)
LargeCap S&P 500 Index Division	7.73	6.35 and (27.43)
MFS® VIT Global Equity Service Class Division	–	(33.98)
MFS® VIT Growth Service Class Division	–	(37.55)
MFS® VIT New Discovery Service Class Division	–	(39.49) and (33.70)
MFS® VIT Research International Service Class Division	–	(42.53)
MFS® VIT Utilities Service Class Division	–	(33.12)
MFS® VIT Value Service Class Division	–	(32.74)
Division	2008 Unit Value	2008 Total Return

MidCap Blend Division	$–	9.40% and (30.61)%
MidCap Growth I Division	9.20	12.92, (41.10) and (35.53)
MidCap Stock Division	–	(23.52)
MidCap Value II Division	–	15.94 and (36.77)
Money Market Division	–	2.64, 0.20 and 1.00
Neuberger Berman AMT Guardian I Class Division	–	(37.27)
Neuberger Berman AMT Partners Division	–	(52.36) and (46.49)
Neuberger Berman AMT Small Cap Growth S Class Division	–	(39.49)
Oppenheimer Main Street Small Cap Service Shares Division	–	(37.08) and (31.54)
Principal LifeTime Strategic Income Division	–	5.56
Principal LifeTime 2010 Division	–	7.27
Principal LifeTime 2040 Division	–	8.85
Principal LifeTime 2050 Division	–	8.81
Putnam VT Voyager Class IB Division	7.92	(37.04)
Real Estate Securities Division	24.12	18.76 and (32.15)
SAM Balanced Portfolio Division	–	6.96
SAM Conservative Balanced Portfolio Division	–	5.81
SAM Conservative Growth Portfolio Division	–	8.24 and (33.22)
SAM Flexible Income Portfolio Division	–	5.33
SAM Strategic Growth Portfolio Division	–	8.86
Short-Term Bond Division	–	0.61 and (7.61)
SmallCap Blend Division	9.99	–
SmallCap Growth II Division	7.41	12.44 and (34.71)
SmallCap Value I Division	19.15	15.14 and (24.92)
Summit Russell 2000 Small Cap Index Class F Division	–	(34.06) and (27.90)
Summit S&P MidCap 400 Index Class F Division	–	(36.71)
Templeton Global Bond Securities Class 2 Division	–	1.53
Van Eck Worldwide Hard Assets Initial Class Division	–	(55.69)
Vanguard VIF Mid-Cap Index Division	–	(41.81)

Division	2007 Unit Value	2007 Total Return

Asset Allocation Division	$22.45	–%
Diversified International Division	26.04	–
Equity Growth Division	19.08	–
Fidelity VIP Equity-Income Initial Class Division	23.39	–
Fidelity VIP II Contrafund Initial Class Division	33.12	–
Government & High Quality Bond Division	18.10	–
Growth Division	17.09	–
Division	2007 Unit Value	2007 Total Return

International Emerging Markets Division	$–	42.11%
International SmallCap Division	37.53	–
LargeCap Stock Index Division	12.29	–
MidCap Growth Division	15.62	–
Putnam VT Voyager Class IB Division	12.58	–
Real Estate Securities Division	35.92	–
SmallCap Division	15.80	–
SmallCap Growth Division	12.59	–
SmallCap Value Division	28.09	–
Summit Russell 2000 Small Cap Index Class F Division	–	2.19

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements (continued)

Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholder

Principal Life Insurance Company

            We have audited the accompanying consolidated statements of financial position of Principal Life Insurance Company (“the Company”) as of December 31, 2011 and 2010, and the related consolidated statements of operations, stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2011. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

            We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

            In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Principal Life Insurance Company at December 31, 2011 and 2010, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2011, in conformity with U.S. generally accepted accounting principles.

            As discussed in Note 1 to the consolidated financial statements, in response to new accounting standards, the Company changed its methods of accounting for credit derivatives embedded in beneficial interests in securitized financial assets effective July 1, 2010; for variable interest entities effective January 1, 2010 and for other-than-temporary impairments on debt securities and for the treatment of noncontrolling interests effective January 1, 2009.

/s/ Ernst & Young LLP
Des Moines, Iowa March 14, 2012

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements (continued)

Principal Life Insurance Company

Consolidated Statements of Financial Position

	December 31,
	2011	2010
	(in millions)
Assets
Fixed maturities, available‑for‑sale (2011 and 2010 include $214.2 million and $257.9 million related to consolidated variable interest entities)	$ 45,877.3	$ 45,184.8
Fixed maturities, trading (2011 and 2010 include $132.4 million and $131.4 million related to consolidated variable interest entities)	511.5	606.9
Equity securities, available‑for‑sale	73.5	165.9
Equity securities, trading (2011 and 2010 include $207.6 million and $158.6 million related to consolidated variable interest entities)	312.8	258.3
Mortgage loans	10,132.0	10,477.1
Real estate	1,083.9	1,052.3
Policy loans	859.2	878.3
Other investments (2011 and 2010 include $97.8 million and $128.7 million related to consolidated variable interest entities, of which $97.5 million and $128.3 million are measured at fair value under the fair value option)	1,764.5	1,407.6
Total investments	60,614.7	60,031.2
Cash and cash equivalents (2011 and 2010 include $317.7 million and $100.0 million related to consolidated variable interest entities)	2,454.9	1,546.8
Accrued investment income	604.4	655.7
Premiums due and other receivables	1,190.1	999.7
Deferred policy acquisition costs	3,034.5	3,258.8
Property and equipment	435.7	432.4
Goodwill	282.6	214.6
Other intangibles	157.0	139.7
Separate account assets	61,615.1	62,738.4
Other assets	883.3	921.8
Total assets	$ 131,272.3	$ 130,939.1
Liabilities
Contractholder funds	$ 37,089.7	$ 37,092.1
Future policy benefits and claims	16,350.6	16,068.1
Other policyholder funds	515.5	569.9
Short‑term debt	263.7	294.4
Long‑term debt	119.9	120.4
Income taxes currently payable	2.8	0.3
Deferred income taxes	391.1	267.8
Separate account liabilities	61,615.1	62,738.4
Other liabilities (2011 and 2010 include $565.2 million and $433.6 million related to consolidated variable interest entities, of which $88.4 million and $114.5 million are measured at fair value under the fair value option)	6,726.3	5,821.5
Total liabilities	123,074.7	122,972.9
Stockholder’s equity
Common stock, par value $1 per share — 5.0 million shares authorized, 2.5 million shares issued and outstanding (wholly owned indirectly by Principal Financial Group, Inc.)	2.5	2.5
Additional paid‑in capital	5,718.1	6,145.0
Retained earnings	1,826.0	1,472.4
Accumulated other comprehensive income	278.0	195.4
Total stockholder’s equity attributable to Principal Life Insurance Company	7,824.6	7,815.3
Noncontrolling interest	373.0	150.9
Total stockholder’s equity	8,197.6	7,966.2
Total liabilities and stockholder’s equity	$ 131,272.3	$ 130,939.1

See accompanying notes.

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements (continued)

Principal Life Insurance Company

Consolidated Statements of Operations

	For the year ended December 31,
	2011	2010	2009
	(in millions)
Revenues
Premiums and other considerations	$ 2,626.5	$ 3,300.3	$ 3,511.5
Fees and other revenues	1,968.3	1,755.1	1,619.0
Net investment income	2,918.0	3,085.8	3,188.2
Net realized capital gains (losses), excluding impairment losses on available-for-sale securities	91.9	(47.4)	6.2
Total other-than-temporary impairment losses on available-for-sale securities	(138.3)	(297.1)	(712.4)
Other-than-temporary impairment losses on fixed maturities, available-for-sale reclassified to (from) other comprehensive income	(52.3)	56.1	260.9
Net impairment losses on available-for-sale securities	(190.6)	(241.0)	(451.5)
Net realized capital losses	(98.7)	(288.4)	(445.3)
Total revenues	7,414.1	7,852.8	7,873.4
Expenses
Benefits, claims and settlement expenses	3,872.4	4,840.6	5,005.9
Dividends to policyholders	210.2	219.9	242.2
Operating expenses	2,433.4	2,169.4	1,975.1
Total expenses	6,516.0	7,229.9	7,223.2
Income before income taxes	898.1	622.9	650.2
Income taxes	255.8	120.4	124.8
Net income	642.3	502.5	525.4
Net income attributable to noncontrolling interest	36.4	16.6	23.0
Net income attributable to Principal Life Insurance Company	$ 605.9	$ 485.9	$ 502.4

See accompanying notes.

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements (continued)

Principal Life Insurance Company

Consolidated Statements of Stockholder’s Equity

	Common stock	Additional paid‑in capital	Retained earnings	Accumulated other comprehensive income (loss)	Noncontrolling interest	Total stockholder’s equity
	(in millions)
Balances at January 1, 2009	$ 2.5	$ 5,626.6	$ 1,158.5	$ (4,737.6)	$ 91.8	$ 2,141.8
Contributions from parent	—	795.9	—	—	—	795.9
Stock‑based compensation and additional related tax benefits	—	32.3	(1.5)	—	—	30.8
Dividends to parent	—	—	(645.0)	—	—	(645.0)
Distributions to noncontrolling interest	—	—	—	—	(7.1)	(7.1)
Contributions from noncontrolling interest	—	—	—	—	10.1	10.1
Purchase of subsidiary shares from noncontrolling interest	—	(45.9)	—	—	0.2	(45.7)
Effects of reclassifying noncredit component of previously recognized impairment losses on fixed maturities, available-for-sale, net	—	—	9.9	(9.9)	—	—
Comprehensive income:
Net income	—	—	502.4	—	23.0	525.4
Net unrealized gains, net	—	—	—	3,620.9	—	3,620.9
Noncredit component of impairment losses on fixed maturities, available-for-sale, net	—	—	—	(152.9)	—	(152.9)
Foreign currency translation adjustment, net of related income taxes	—	—	—	21.6	—	21.6
Unrecognized postretirement benefit obligation, net of related income taxes	—	—	—	171.1	—	171.1
Comprehensive income						4,186.1
Balances at December 31, 2009	2.5	6,408.9	1,024.3	(1,086.8)	118.0	6,466.9
Return of capital to parent	—	(301.8)	—	—	—	(301.8)
Stock‑based compensation and additional related tax benefits	—	37.9	(1.7)	—	—	36.2
Distributions to noncontrolling interest	—	—	—	—	(7.8)	(7.8)
Contributions from noncontrolling interest	—	—	—	—	24.1	24.1
Effects of implementation of accounting change related to variable interest entities, net	—	—	(10.7)	10.7	—	—
Effects of electing fair value option for fixed maturities upon implementation of accounting change related to embedded credit derivatives, net	—	—	(25.4)	25.4	—	—
Comprehensive income:
Net income	—	—	485.9	—	16.6	502.5
Net unrealized gains, net	—	—	—	1,076.2	—	1,076.2
Noncredit component of impairment losses on fixed maturities, available-for-sale, net	—	—	—	(33.5)	—	(33.5)
Foreign currency translation adjustment, net of related income taxes	—	—	—	(4.6)	—	(4.6)
Unrecognized postretirement benefit obligation, net of related income taxes	—	—	—	208.0	—	208.0
Comprehensive income						1,748.6
Balances at December 31, 2010	2.5	6,145.0	1,472.4	195.4	150.9	7,966.2
Return of capital to parent	—	(458.8)	—	—	—	(458.8)
Stock‑based compensation and additional related tax benefits	—	31.9	(2.3)	—	—	29.6
Dividends to parent	—	—	(250.0)	—	—	(250.0)
Distributions to noncontrolling interest	—	—	—	—	(9.8)	(9.8)
Contributions from noncontrolling interest	—	—	—	—	196.7	196.7
Purchase of subsidiary shares from noncontrolling interest	—	—	—	—	(1.1)	(1.1)
Comprehensive income:
Net income	—	—	605.9	—	36.4	642.3
Net unrealized gains, net	—	—	—	208.9	—	208.9
Noncredit component of impairment losses on fixed maturities, available-for-sale, net	—	—	—	33.4	—	33.4
Foreign currency translation adjustment, net of related income taxes	—	—	—	13.2	(0.1)	13.1
Unrecognized postretirement benefit obligation, net of related income taxes	—	—	—	(172.9)	—	(172.9)
Comprehensive income						724.8
Balances at December 31, 2011	$ 2.5	$ 5,718.1	$ 1,826.0	$ 278.0	$ 373.0	$ 8,197.6

See accompanying notes.

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements (continued)

Principal Life Insurance Company

Consolidated Statements of Cash Flows

	For the year ended December 31,
	2011	2010	2009
	(in millions)
Operating activities
Net income	$ 642.3	$ 502.5	$ 525.4
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of deferred policy acquisition costs	541.7	201.6	93.9
Additions to deferred policy acquisition costs	(482.7)	(461.1)	(454.3)
Accrued investment income	51.3	26.0	62.3
Net cash flows for trading securities	75.8	78.8	299.9
Premiums due and other receivables	(220.0)	1.3	(124.6)
Contractholder and policyholder liabilities and dividends	796.1	1,165.9	1,422.3
Current and deferred income taxes	83.4	29.8	35.4
Net realized capital losses	98.7	288.4	445.3
Depreciation and amortization expense	93.0	139.1	98.4
Mortgage loans held for sale, acquired or originated	—	—	(3.0)
Mortgage loans held for sale, sold or repaid, net of gain	17.7	1.7	17.5
Real estate acquired through operating activities	(37.4)	—	(19.8)
Real estate sold through operating activities	138.5	116.5	5.2
Stock‑based compensation	29.6	36.2	30.0
Other	1,322.8	621.3	152.4
Net adjustments	2,508.5	2,245.5	2,060.9
Net cash provided by operating activities	3,150.8	2,748.0	2,586.3
Investing activities
Available‑for‑sale securities:
Purchases	(6,406.7)	(6,442.4)	(7,046.2)
Sales	692.3	1,491.6	3,115.5
Maturities	5,490.1	4,783.0	4,128.8
Mortgage loans acquired or originated	(1,397.7)	(1,189.8)	(514.8)
Mortgage loans sold or repaid	1,597.9	1,678.4	1,615.4
Real estate acquired	(129.9)	(53.8)	(62.2)
Net purchases of property and equipment	(50.3)	(9.8)	(17.9)
Purchases of interest in subsidiaries, net of cash acquired	—	—	(45.7)
Net change in other investments	(50.5)	(15.1)	16.6
Net cash provided by (used in) investing activities	(254.8)	242.1	1,189.5
Financing activities
Proceeds from financing element derivatives	75.9	79.3	122.0
Payments for financing element derivatives	(46.5)	(46.5)	(67.4)
Excess tax benefits from share‑based payment arrangements	1.5	0.8	0.2
Dividends to parent	(250.0)	—	(645.0)
Capital contributions from (to) parent	(506.5)	(301.8)	795.9
Principal repayments of long‑term debt	(0.5)	(0.4)	(0.4)
Net proceeds from (repayments of) short‑term borrowings	(30.7)	(17.7)	21.0
Investment contract deposits	5,868.6	4,099.9	4,220.2
Investment contract withdrawals	(7,076.7)	(7,343.3)	(8,752.7)
Net increase (decrease) in banking operation deposits	(18.5)	46.2	43.9
Other	(4.5)	(4.3)	(5.7)
Net cash used in financing activities	(1,987.9)	(3,487.8)	(4,268.0)
Net increase (decrease) in cash and cash equivalents	908.1	(497.7)	(492.2)
Cash and cash equivalents at beginning of year	1,546.8	2,044.5	2,536.7
Cash and cash equivalents at end of year	$ 2,454.9	$ 1,546.8	$ 2,044.5

Supplemental Information:
Cash paid for interest	$ 37.3	$ 10.7	$ 14.7
Cash paid for income taxes	$ 168.6	$ 88.6	$ 107.1

See accompanying notes.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2011

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies

Description of Business

            Principal Life Insurance Company (“Principal Life”) along with its consolidated subsidiaries is a diversified financial services organization engaged in promoting retirement savings and investment and insurance products and services in the U.S. We are a direct wholly owned subsidiary of Principal Financial Services, Inc. (“PFSI”), which in turn is a direct wholly owned subsidiary of Principal Financial Group, Inc. (“PFG”).

Basis of Presentation

The accompanying consolidated financial statements include the accounts of Principal Life and all other entities in which we directly or indirectly have a controlling financial interest as well as those variable interest entities (“VIEs”) in which we are the primary beneficiary. Entities in which we have significant management influence over the operating and financing decisions but are not required to consolidate are reported using the equity method. The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). All significant intercompany accounts and transactions have been eliminated.

We have evaluated subsequent events through March 14, 2012, which was the date our consolidated financial statements were issued.

Reclassifications have been made to prior period financial statements to conform to the December 31, 2011, presentation.

Closed Block

            We operate a closed block (“Closed Block”) for the benefit of individual participating dividend‑paying policies in force at the time of the 1998 mutual insurance holding company (“MIHC”) formation. See Note 7, Closed Block, for further details.

Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board (“FASB”) issued authoritative guidance related to balance sheet offsetting. The new guidance requires disclosures about assets and liabilities that are offset or have the potential to be offset. These disclosures are intended to address differences in the asset and liability offsetting requirements under U.S. GAAP and International Financial Reporting Standards. This new guidance will be effective for us for interim and annual reporting periods beginning January 1, 2013, with retrospective application required and is not expected to have a material impact on our consolidated financial statements.

Also in December 2011, the FASB issued authoritative guidance that requires a reporting entity to follow the real estate sales guidance when the reporting entity ceases to have a controlling financial interest in a subsidiary that is in-substance real estate as a result of a default on the subsidiary’s nonrecourse debt. This guidance will be effective for us on January 1, 2013, and is not expected to have a material impact on our consolidated financial statements.

In September 2011, the FASB issued authoritative guidance that amends how goodwill is tested for impairment. The amendments provide an option to perform a qualitative assessment to determine whether it is necessary to perform the annual two-step quantitative goodwill impairment test. This guidance will be effective for our 2012 goodwill impairment test and is not expected to have a material impact on our consolidated financial statements.

1. Nature of Operations and Significant Accounting Policies — (continued)

In June 2011, the FASB issued authoritative guidance that changes the presentation of comprehensive income in the financial statements. The new guidance eliminates the presentation options contained in current guidance and instead requires entities to report components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements that show the components of net income and other comprehensive income, including adjustments for items that are reclassified from other comprehensive income to net income. The guidance does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. This guidance will be effective for us on January 1, 2012, and is not expected to have a material impact on our consolidated financial statements. In December 2011, the FASB issued a final standard to defer the new requirement to present reclassification adjustments out of other comprehensive income to net income on the face of the financial statements. All other requirements contained in the original statement on comprehensive income are still effective.

            In May 2011, the FASB issued authoritative guidance that clarifies and changes fair value measurement and disclosure requirements. This guidance expands existing disclosure requirements for fair value measurements and makes other amendments but does not require additional fair value measurements. This guidance will be effective for us on January 1, 2012, and is not expected to have a material impact on our consolidated financial statements.

In April 2011, the FASB issued authoritative guidance that modifies the criteria for determining when repurchase agreements would be accounted for as secured borrowings as opposed to sales. The guidance will be effective for us on January 1, 2012, for new transfers and modifications to existing transactions. This guidance is not expected to have a material impact on our consolidated financial statements.

Also in April 2011, the FASB issued authoritative guidance which clarifies when creditors should classify a loan modification as a troubled debt restructuring (“TDR”). A TDR occurs when a creditor grants a concession to a debtor experiencing financial difficulties. Loans denoted as a TDR are considered impaired and are specifically reserved for when calculating the allowance for credit losses. This guidance also ends the indefinite deferral issued in January 2011 surrounding new disclosures on loans classified as a TDR required as part of the credit quality disclosures guidance issued in July 2010. This guidance was effective for us on July 1, 2011, and was applied retrospectively to restructurings occurring on or after January 1, 2011. This guidance did not have a material impact on our consolidated financial statements. See Note 5, Investments, for further details.

In October 2010, the FASB issued authoritative guidance that modifies the definition of the types of costs incurred by insurance entities that can be capitalized in the successful acquisition of new or renewal insurance contracts. Capitalized costs should include incremental direct costs of contract acquisition, as well as certain costs related directly to acquisition activities such as underwriting, policy issuance and processing, medical and inspection and sales force contract selling. This guidance will be effective for us on January 1, 2012. We will adopt this guidance retrospectively. Our retrospective adoption will result in a reduction to the opening balance of retained earnings of approximately $595.0 million at January 1, 2012.

In July 2010, the FASB issued authoritative guidance that requires new and expanded disclosures related to the credit quality of financing receivables and the allowance for credit losses. Reporting entities are required to provide qualitative and quantitative disclosures on the allowance for credit losses, credit quality, impaired loans, modifications and nonaccrual and past due financing receivables. The disclosures are required to be presented on a disaggregated basis by portfolio segment and class of financing receivable. Disclosures required by the guidance that relate to the end of a reporting period were effective for us in our December 31, 2010, consolidated financial statements. Disclosures required by the guidance that relate to an activity that occurs during a reporting period were effective for us on January 1, 2011, and did not have a material impact on our consolidated financial statements. See Note 5, Investments, for further details.

In April 2010, the FASB issued authoritative guidance addressing how investments held through the separate accounts of an insurance entity affect the entity’s consolidation analysis. This guidance clarifies that an insurance entity should not consider any separate account interests held for the benefit of policyholders in an investment to be the insurer’s interests and should not combine those interests with its general account interest in the same investment when assessing the investment for consolidation. This guidance was effective for us on January 1, 2011, and did not have a material impact on our consolidated financial statements.

In March 2010, the FASB issued authoritative guidance that amends and clarifies the guidance on evaluation of credit derivatives embedded in beneficial interests in securitized financial assets, including asset-backed securities (“ABS”), credit-linked notes, collateralized loan obligations and collateralized debt obligations (“CDOs”). This guidance eliminates the scope exception for bifurcation of embedded credit derivatives in interests in securitized financial assets, unless they are created solely by subordination of one financial instrument to another. We adopted this guidance effective July 1, 2010, and within the scope of this guidance reclassified fixed maturities with a fair value of $75.3 million from available-for-sale to trading. The cumulative change in accounting principle related to unrealized losses on these fixed maturities resulted in a net $25.4 million decrease to retained earnings, with a corresponding increase to accumulated other comprehensive income (“AOCI”).

In January 2010, the FASB issued authoritative guidance that requires new disclosures related to fair value measurements and clarifies existing disclosure requirements about the level of disaggregation, inputs and valuation techniques. Specifically, reporting entities now must disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and describe the reasons for the transfers. In addition, in the reconciliation for Level 3 fair value measurements, a reporting entity should present separately information about purchases, sales, issuances and settlements. The guidance clarifies that a reporting entity needs to use judgment in determining the appropriate classes of assets and liabilities for disclosure of fair value measurement, considering the level of disaggregated information required by other applicable U.S. GAAP guidance and should also provide disclosures about the valuation techniques and inputs used to measure fair value for each class of assets and liabilities. This guidance was effective for us on January 1, 2010, except for the disclosures about purchases, sales, issuances and settlements in the reconciliation for Level 3 fair value measurements, which were effective for us on January 1, 2011. This guidance did not have a material impact on our consolidated financial statements. See Note 15, Fair Value Measurements, for further details.

In September 2009, FASB issued authoritative guidance for measuring the fair value of certain alternative investments and to offer investors a practical means for measuring the fair value of investments in certain entities that calculate net asset value per share. This guidance was effective for us on October 1, 2009, and did not have a material impact on our consolidated financial statements.

            In August 2009, the FASB issued authoritative guidance to provide additional guidance on measuring the fair value of liabilities. This guidance clarifies that the quoted price for the identical liability, when traded as an asset in an active market, is also a Level 1 measurement for that liability when no adjustment to the quoted price is required. In the absence of a quoted price in an active market, an entity must use one or more of the following valuation techniques to estimate fair value: (1) a valuation technique that uses a quoted price (a) of an identical liability when traded as an asset or (b) of a similar liability when traded as an asset; or (2) another valuation technique such as (a) a present value technique or (b) a technique based on the amount an entity would pay to transfer the identical liability or would receive to enter into an identical liability. This guidance was effective for us on October 1, 2009, and did not have a material impact on our consolidated financial statements.

In June 2009, the FASB issued authoritative guidance for the establishment of the FASB Accounting Standards CodificationTM (“Codification”) as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with U.S. GAAP. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under federal securities laws are also sources of authoritative U.S. GAAP for SEC registrants. All guidance contained in the Codification carries an equal level of authority. This guidance was effective for us on July 1, 2009, and did not have a material impact on our consolidated financial statements.

In June 2009, the FASB issued authoritative guidance to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its ﬁnancial reports about a transfer of ﬁnancial assets; the effects of a transfer on its ﬁnancial position, ﬁnancial performance and cash ﬂows; and a transferor’s continuing involvement in transferred ﬁnancial assets. The most significant change is the elimination of the concept of a qualifying special-purpose entity (“QSPE”). Therefore, former QSPEs, as defined under previous accounting standards, should be evaluated for consolidation by reporting entities on and after the effective date in accordance with the applicable consolidation guidance. This guidance was effective for us on January 1, 2010, and did not have a material impact on our consolidated financial statements.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

1. Nature of Operations and Significant Accounting Policies — (continued)

Also in June 2009, the FASB issued authoritative guidance related to the accounting for VIEs, which amends prior guidance and requires an enterprise to perform an analysis to determine whether the enterprise’s variable interest or interests give it a controlling financial interest in a VIE. This analysis identifies the primary beneficiary of a VIE as the enterprise with (1) the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and (2) the obligation to absorb losses of the entity or the right to receive benefits from the entity that could potentially be significant to the VIE. In addition, this guidance requires ongoing reassessments of whether an enterprise is the primary beneficiary of a VIE. Furthermore, we are required to enhance disclosures that will provide users of financial statements with more transparent information about an enterprise’s involvement in a VIE. We adopted this guidance prospectively effective January 1, 2010. Due to the implementation of this guidance, certain previously unconsolidated VIEs were consolidated and certain previously consolidated VIEs were deconsolidated. The cumulative change in accounting principle from adopting this guidance resulted in a net $10.7 million decrease to retained earnings and a net $10.7 million increase to AOCI. In February 2010, the FASB issued an amendment to this guidance. The amendment indefinitely defers the consolidation requirements for reporting enterprises’ interests in entities that have the characteristics of investment companies and regulated money market funds. This amendment was effective January 1, 2010, and did not have a material impact to our consolidated financial statements. The required disclosures are included in our consolidated financial statements. See Note 4, Variable Interest Entities, for further details.

In April 2009, the FASB issued authoritative guidance which relates to the recognition and presentation of an other-than-temporary impairment (“OTTI”) of securities and requires additional disclosures. The recognition provisions apply only to debt securities classified as available-for-sale and held-to-maturity, while the presentation and disclosure requirements apply to both debt and equity securities. An impaired debt security will be considered other-than-temporarily impaired if a holder has the intent to sell, or it more likely than not will be required to sell prior to recovery of the amortized cost. If a holder of a debt security does not expect recovery of the entire cost basis, even if there is no intention to sell the security, it will be considered an OTTI as well. This guidance also changes how an entity recognizes an OTTI for a debt security by separating the loss between the amount representing the credit loss and the amount relating to other factors, if a holder does not have the intent to sell or it more likely than not will not be required to sell prior to recovery of the amortized cost less any current period credit loss. Credit losses will be recognized in net income and losses relating to other factors will be recognized in other comprehensive income (“OCI”). If the holder has the intent to sell or it more likely than not will be required to sell before its recovery of amortized cost less any current period credit loss, the entire OTTI will continue to be recognized in net income. Furthermore, this guidance requires a cumulative effect adjustment to the opening balance of retained earnings in the period of adoption with a corresponding adjustment to accumulated OCI. We adopted this guidance effective January 1, 2009. The cumulative change in accounting principle from adopting this guidance resulted in a net $9.9 million increase to retained earnings and a corresponding decrease to accumulated OCI. The required disclosures have been included in our consolidated financial statements.

Also in April 2009, the FASB issued authoritative guidance which provides additional information on estimating fair value when the volume and level of activity for an asset or liability have significantly decreased in relation to normal market activity for the asset or liability and clarifies that the use of multiple valuation techniques may be appropriate. It also provides additional guidance on circumstances that may indicate a transaction is not orderly. Further, it requires additional disclosures about fair value measurements in annual and interim reporting periods. We adopted this guidance effective January 1, 2009, and it did not have a material impact on our consolidated financial statements. See Note 15, Fair Value Measurements, for further details.

In March 2008, the FASB issued authoritative guidance requiring (1) qualitative disclosures about objectives and strategies for using derivatives, (2) quantitative disclosures about fair value amounts of gains and losses on derivative instruments and related hedged items and (3) disclosures about credit-risk-related contingent features in derivative instruments. The disclosures are intended to provide users of financial statements with an enhanced understanding of how and why derivative instruments are used, how they are accounted for and the financial statement impacts. We adopted these changes on January 1, 2009. See Note 6, Derivative Financial Instruments, for further details.

In December 2007, the FASB issued authoritative guidance requiring that the acquiring entity in a business combination establish the acquisition-date fair value as the measurement objective for all assets acquired and liabilities assumed, including any noncontrolling interests, and requires the acquirer to disclose additional information needed to more comprehensively evaluate and understand the nature and financial effect of the business combination. In addition, direct acquisition costs are to be expensed. We adopted this guidance on January 1, 2009.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

1. Nature of Operations and Significant Accounting Policies — (continued)

            Also in December 2007, the FASB issued authoritative guidance mandating the following changes to noncontrolling interests:

(1) Noncontrolling interests are to be treated as a separate component of equity, rather than as a liability or other item outside of equity.

(2) Net income includes the total income of all consolidated subsidiaries, with separate disclosures on the face of the statement of operations of the income attributable to controlling and noncontrolling interests. Previously, net income attributable to the noncontrolling interest was reported as an operating expense in arriving at consolidated net income.

(3) This guidance revises the accounting requirements for changes in a parent’s ownership interest when the parent retains control and for changes in a parent’s ownership interest that results in deconsolidation.

We adopted this guidance on January 1, 2009.

Use of Estimates in the Preparation of Financial Statements

            The preparation of our consolidated financial statements and accompanying notes requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the consolidated financial statements and accompanying notes. The most critical estimates include those used in determining:

•         the fair value of investments in the absence of quoted market values;

•         investment impairments and valuation allowances;

•         the fair value of and accounting for derivatives;

•         the deferred policy acquisition costs (“DPAC”) and other actuarial balances where the amortization is based on estimated gross profits;

•         the measurement of goodwill, indefinite lived intangible assets, finite lived intangible assets and related impairments or amortization, if any;

•         the liability for future policy benefits and claims;

•         the value of our pension and other postretirement benefit obligations and

•         accounting for income taxes and the valuation of deferred tax assets.

A description of such critical estimates is incorporated within the discussion of the related accounting policies that follow. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to our businesses and operations. Actual results could differ from these estimates.

Cash and Cash Equivalents

            Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity date of three months or less when purchased.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

1. Nature of Operations and Significant Accounting Policies — (continued)

Investments

Fixed maturities include bonds, ABS, redeemable preferred stock and certain nonredeemable preferred stock. Equity securities include mutual funds, common stock and nonredeemable preferred stock. We classify fixed maturities and equity securities as either available-for-sale or trading at the time of the purchase and, accordingly, carry them at fair value. See Note 15, Fair Value Measurements, for methodologies related to the determination of fair value. Unrealized gains and losses related to available-for-sale securities, excluding those in fair value hedging relationships, are reflected in stockholder’s equity, net of adjustments related to DPAC, sales inducements, unearned revenue reserves, policyholder liabilities, derivatives in cash flow hedge relationships and applicable income taxes. Unrealized gains and losses related to hedged portions of available-for-sale securities in fair value hedging relationships and mark-to-market adjustments on certain trading securities are reflected in net realized capital gains (losses). We also have a minimal amount of assets within trading securities portfolios that support investment strategies that involve the active and frequent purchase and sale of fixed maturities. Mark-to-market adjustments related to these trading securities are reflected in net investment income.

            The cost of fixed maturities is adjusted for amortization of premiums and accrual of discounts, both computed using the interest method. The cost of fixed maturities and equity securities classified as available-for-sale is adjusted for declines in value that are other than temporary. Impairments in value deemed to be other than temporary are primarily reported in net income as a component of net realized capital gains (losses), with noncredit impairment losses for certain fixed maturities, available-for-sale reported in OCI. Interest income, as well as prepayment fees and the amortization of the related premium or discount, is reported in net income.  For loan-backed and structured securities, we recognize income using a constant effective yield based on currently anticipated cash flows.

            Real estate investments are reported at cost less accumulated depreciation. The initial cost basis of properties acquired through loan foreclosures are the lower of the fair market values of the properties at the time of foreclosure or the outstanding loan balance. Buildings and land improvements are generally depreciated on the straight-line method over the estimated useful life of improvements and tenant improvement costs are depreciated on the straight-line method over the term of the related lease. We recognize impairment losses for properties when indicators of impairment are present and a property's expected undiscounted cash flows are not sufficient to recover the property's carrying value. In such cases, the cost basis of the properties are reduced to fair value. Real estate expected to be disposed is carried at the lower of cost or fair value, less cost to sell, with valuation allowances established accordingly and depreciation no longer recognized. The carrying amount of real estate held for sale was $36.6 million and $41.7 million as of December 31, 2011 and 2010, respectively. Any impairment losses and any changes in valuation allowances are reported in net income.

            Commercial and residential mortgage loans are generally reported at cost adjusted for amortization of premiums and accrual of discounts, computed using the interest method, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan’s contractual interest rate. Interest income, as well as prepayment of fees and the amortization of the related premium or discount, is reported in net investment income.  Any changes in the valuation allowances are reported in net income as net realized capital gains (losses). We measure impairment based upon the difference between carrying value and estimated value less cost to sell. Estimated value is based on either the present value of expected cash flows discounted at the loan's effective interest rate, the loan's observable market price or the fair value of the collateral. If foreclosure is probable, the measurement of any valuation allowance is based upon the fair value of the collateral.

Net realized capital gains and losses on sales of investments are determined on the basis of specific identification. In general, in addition to realized capital gains and losses on investment sales and periodic settlements on derivatives not designated as hedges, we report gains and losses related to the following in net realized capital gains (losses): other-than-temporary impairments of securities and subsequent realized recoveries, mark-to-market adjustments on certain trading securities, mark-to-market adjustments on certain seed money investments, fair value hedge and cash flow hedge ineffectiveness, mark-to-market adjustments on derivatives not designated as hedges, changes in the mortgage loan valuation allowance provision and impairments of real estate held for investment. Investment gains and losses on sales of certain real estate held for sale that do not meet the criteria for classification as a discontinued operation and mark-to-market adjustments on trading securities that support investment strategies that involve the active and frequent purchase and sale of fixed maturities are reported as net investment income and are excluded from net realized capital gains (losses).

Policy loans and other investments, excluding investments in unconsolidated entities and commercial mortgage loans of consolidated VIEs for which the fair value option was elected, are primarily reported at cost.

Derivatives

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

1. Nature of Operations and Significant Accounting Policies — (continued)

  Overview. Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices or the values of securities. Derivatives generally used by us include interest rate swaps, interest rate collars, swaptions, futures, currency swaps, credit default swaps, options and total return swaps. Derivatives may be exchange traded or contracted in the over-the-counter market. Derivative positions are either assets or liabilities in the consolidated statements of financial position and are measured at fair value, generally by obtaining quoted market prices or through the use of pricing models. See Note 15, Fair Value Measurements, for policies related to the determination of fair value. Fair values can be affected by changes in interest rates, foreign exchange rates, financial indices, values of securities, credit spreads, and market volatility and liquidity.

            Accounting and Financial Statement Presentation. We designate derivatives as either:

(a)        a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment, including those denominated in a foreign currency (“fair value hedge”);

(b)        a hedge of a forecasted transaction or the exposure to variability of cash flows to be received or paid related to a recognized asset or liability, including those denominated in a foreign currency (“cash flow hedge”) or

(c)        a derivative not designated as a hedging instrument.

            Our accounting for the ongoing changes in fair value of a derivative depends on the intended use of the derivative and the designation, as described above, and is determined when the derivative contract is entered into or at the time of redesignation. Hedge accounting is used for derivatives that are specifically designated in advance as hedges and that reduce our exposure to an indicated risk by having a high correlation between changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period.

Fair Value Hedges. When a derivative is designated as a fair value hedge and is determined to be highly effective, changes in its fair value, along with changes in the fair value of the hedged asset, liability or firm commitment attributable to the hedged risk, are reported in net realized capital gains (losses). Any difference between the net change in fair value of the derivative and the hedged item represents hedge ineffectiveness.

            Cash Flow Hedges. When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded as a component of OCI. Any hedge ineffectiveness is recorded immediately in net income. At the time the variability of cash flows being hedged impacts net income, the related portion of deferred gains or losses on the derivative instrument is reclassified and reported in net income.

            Non-Hedge Derivatives. If a derivative does not qualify or is not designated for hedge accounting, all changes in fair value are reported in net income without considering the changes in the fair value of the economically associated assets or liabilities.

            Hedge Documentation and Effectiveness Testing. At inception, we formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. This process includes associating all derivatives designated as fair value or cash flow hedges with specific assets or liabilities on the statement of financial position or with specific firm commitments or forecasted transactions. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship. Even if a derivative is highly effective and qualifies for hedge accounting treatment, the hedge might have some ineffectiveness.

            We use qualitative and quantitative methods to assess hedge effectiveness. Qualitative methods may include monitoring changes to terms and conditions and counterparty credit ratings. Quantitative methods may include statistical tests including regression analysis and minimum variance and dollar offset techniques.

Termination of Hedge Accounting. We prospectively discontinue hedge accounting when (1) the criteria to qualify for hedge accounting is no longer met, e.g., a derivative is determined to no longer be highly effective in offsetting the change in fair value or cash flows of a hedged item; (2) the derivative expires, is sold, terminated or exercised or (3) we remove the designation of the derivative being the hedging instrument for a fair value or cash flow hedge.

            If it is determined that a derivative no longer qualifies as an effective hedge, the derivative will continue to be carried on the consolidated statements of financial position at its fair value, with changes in fair value recognized prospectively in net realized

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

1. Nature of Operations and Significant Accounting Policies — (continued)

capital gains (losses). The asset or liability under a fair value hedge will no longer be adjusted for changes in fair value pursuant to hedging rules and the existing basis adjustment is amortized to the consolidated statements of operations line associated with the asset or liability. The component of OCI related to discontinued cash flow hedges that are no longer highly effective is amortized to the consolidated statements of operations consistent with the net income impacts of the original hedged cash flows. If a cash flow hedge is discontinued because it is probable the hedged forecasted transaction will not occur, the deferred gain or loss is immediately reclassified from OCI into net income.

            Embedded Derivatives. We purchase and issue certain financial instruments and products that contain a derivative that is embedded in the financial instrument or product. We assess whether this embedded derivative is clearly and closely related to the asset or liability that serves as its host contract. If we deem that the embedded derivative's terms are not clearly and closely related to the host contract, and a separate instrument with the same terms would qualify as a derivative instrument, the derivative is bifurcated from that contract and held at fair value on the consolidated statements of financial position, with changes in fair value reported in net income.

Contractholder and Policyholder Liabilities

            Contractholder and policyholder liabilities (contractholder funds, future policy benefits and claims and other policyholder funds) include reserves for investment contracts and reserves for universal life, term life insurance, participating traditional individual life insurance, group life insurance, accident and health insurance and disability income policies, as well as a provision for dividends on participating policies.

            Investment contracts are contractholders' funds on deposit with us and generally include reserves for pension and annuity contracts. Reserves on investment contracts are equal to the cumulative deposits less any applicable charges and withdrawals plus credited interest. Reserves for universal life insurance contracts are equal to cumulative deposits less charges plus credited interest, which represents the account balances that accrue to the benefit of the policyholders.

We hold additional reserves on certain long duration contracts where benefit features result in gains in early years followed by losses in later years, universal life/variable universal life contracts that contain no lapse guarantee features, or annuities with guaranteed minimum death benefits.

            Reserves for nonparticipating term life insurance and disability income contracts are computed on a basis of assumed investment yield, mortality, morbidity and expenses, including a provision for adverse deviation, which generally varies by plan, year of issue and policy duration. Investment yield is based on our experience. Mortality, morbidity and withdrawal rate assumptions are based on our experience and are periodically reviewed against both industry standards and experience.

            Reserves for participating life insurance contracts are based on the net level premium reserve for death and endowment policy benefits. This net level premium reserve is calculated based on dividend fund interest rates and mortality rates guaranteed in calculating the cash surrender values described in the contract.

            Participating business represented approximately 15%, 16% and 17% of our life insurance in force and 50%, 53% and 55% of the number of life insurance policies in force at December 31, 2011, 2010 and 2009, respectively. Participating business represented approximately 65%, 67% and 68% of life insurance premiums for the years ended December 31, 2011, 2010 and 2009, respectively. The amount of dividends to policyholders is declared annually by our Board of Directors. The amount of dividends to be paid to policyholders is determined after consideration of several factors including interest, mortality, morbidity and other expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by us. At the end of the reporting period, we establish a dividend liability for the pro rata portion of the dividends expected to be paid on or before the next policy anniversary date.

Some of our policies and contracts require payment of fees or other policyholder assessments in advance for services that will be rendered over the estimated lives of the policies and contracts. These payments are established as unearned revenue liabilities upon receipt and included in other policyholder funds in the consolidated statements of financial position. These unearned revenue reserves are amortized to operations over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profit margins.

            The liability for unpaid accident and health claims is an estimate of the ultimate net cost of reported and unreported losses not yet settled. This liability is estimated using actuarial analyses and case basis evaluations. Although considerable variability is inherent in such estimates, we believe that the liability for unpaid claims is adequate. These estimates are continually reviewed and, as adjustments to this liability become necessary, such adjustments are reflected in net income.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

1. Nature of Operations and Significant Accounting Policies — (continued)

Recognition of Premiums and Other Considerations, Fees and Other Revenues and Benefits

            Traditional individual life insurance products include those products with fixed and guaranteed premiums and benefits and consist principally of whole life and term life insurance policies. Premiums from these products are recognized as premium revenue when due. Related policy benefits and expenses for individual life products are associated with earned premiums and result in the recognition of profits over the expected term of the policies and contracts.

            Immediate annuities with life contingencies include products with fixed and guaranteed annuity considerations and benefits and consist principally of group and individual single premium annuities with life contingencies. Annuity considerations from these products are recognized as revenue. However, the collection of these annuity considerations does not represent the completion of the earnings process, as we establish annuity reserves, using estimates for mortality and investment assumptions, which include provision for adverse deviation as required by U.S. GAAP. We anticipate profits to emerge over the life of the annuity products as we earn investment income, pay benefits and release reserves.

            Group life and health insurance premiums are generally recorded as premium revenue over the term of the coverage. Certain group contracts contain experience premium refund provisions based on a pre-defined formula that reflects their claim experience. Experience premium refunds reduce revenue over the term of the coverage and are adjusted to reflect current experience. Related policy benefits and expenses for group life and health insurance products are associated with earned premiums and result in the recognition of profits over the term of the policies and contracts. Fees for contracts providing claim processing or other administrative services are recorded as revenue over the period the service is provided.

            Universal life-type policies are insurance contracts with terms that are not fixed. Amounts received as payments for such contracts are not reported as premium revenues. Revenues for universal life-type insurance contracts consist of policy charges for the cost of insurance, policy initiation and administration, surrender charges and other fees that have been assessed against policy account values and investment income. Policy benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

            Investment contracts do not subject us to significant risks arising from policyholder mortality or morbidity and consist primarily of guaranteed investment contracts (“GICs”), funding agreements and certain deferred annuities. Amounts received as payments for investment contracts are established as investment contract liability balances and are not reported as premium revenues. Revenues for investment contracts consist of investment income and policy administration charges. Investment contract benefits that are charged to expense include benefit claims incurred in the period in excess of related investment contract liability balances and interest credited to investment contract liability balances.

            Fees and other revenues are earned for asset management services provided to retail and institutional clients based largely upon contractual rates applied to the market value of the client's portfolio. Additionally, fees and other revenues are earned for administrative services performed including recordkeeping and reporting services for retirement savings plans. Fees and other revenues received for performance of asset management and administrative services are recognized as revenue when earned, typically when the service is performed.

Deferred Policy Acquisition Costs

            Commissions and other costs (underwriting, issuance and field expenses) that vary with and are primarily related to the acquisition of new and renewal insurance policies and investment contract business are capitalized to the extent recoverable. Maintenance costs and acquisition costs that are not deferrable are charged to operations as incurred.

            DPAC for universal life-type insurance contracts, participating life insurance policies and certain investment contracts are being amortized over the lives of the policies and contracts in relation to the emergence of estimated gross profit margins. This amortization is adjusted in the current period when estimated gross profits are revised. For individual variable life insurance, individual variable annuities and group annuities which have separate account equity investment options, we utilize a mean reversion method (reversion to the mean assumption), a common industry practice, to determine the future domestic equity market growth assumption used for the amortization of DPAC. The DPAC of nonparticipating term life insurance and individual disability policies are being amortized over the premium‑paying period of the related policies using assumptions consistent with those used in computing policyholder liabilities.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

1. Nature of Operations and Significant Accounting Policies — (continued)

DPAC are subject to recoverability testing at the time of policy issue and loss recognition testing on an annual basis, or when an event occurs that may warrant loss recognition. If loss recognition is necessary, DPAC would be written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related losses and expenses.

Deferred Policy Acquisition Costs on Internal Replacements

All insurance and investment contract modifications and replacements are reviewed to determine if the internal replacement results in a substantially changed contract. If so, the acquisition costs, sales inducements and unearned revenue associated with the new contract are deferred and amortized over the lifetime of the new contract. In addition, the existing DPAC, sales inducement costs and unearned revenue balances associated with the replaced contract are written off. If an internal replacement results in a substantially unchanged contract, the acquisition costs, sales inducements and unearned revenue associated with the new contract are immediately recognized in the period incurred. In addition, the existing DPAC, sales inducement costs or unearned revenue balance associated with the replaced contract is not written off, but instead is carried over to the new contract.

Long-Term Debt

            Long-term debt includes notes payable, nonrecourse mortgages and other debt with a maturity date greater than one year at the date of issuance. Current maturities of long-term debt are classified as long-term debt in our statement of financial position.

Reinsurance

We enter into reinsurance agreements with other companies in the normal course of business. We may assume reinsurance from or cede reinsurance to other companies. Assets and liabilities related to reinsurance ceded are reported on a gross basis. Premiums and expenses are reported net of reinsurance ceded. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. We are contingently liable with respect to reinsurance ceded to other companies in the event the reinsurer is unable to meet the obligations it has assumed. At December 31, 2011 and 2010, our largest exposures to a single third-party reinsurer in our individual life insurance business was $25.3 billion and $23.3 billion of life insurance in force, representing 16% and 15% of total net individual life insurance in force, respectively. The reinsurance recoverable related to this single third party reinsurer recorded in our consolidated statements of financial position was $22.6 million and $27.5 million at December 31, 2011 and 2010, respectively.

The effects of reinsurance on premiums and other considerations and policy and contract benefits were as follows:

	For the year ended December 31,
	2011	2010	2009
	(in millions)
Premiums and other considerations:
Direct	$ 2,913.3	$ 3,595.5	$ 3,806.9
Assumed	30.1	11.9	5.4
Ceded	(316.9)	(307.1)	(300.8)
Net premiums and other considerations	$ 2,626.5	$ 3,300.3	$ 3,511.5
Benefits, claims and settlement expenses:
Direct	$ 4,209.8	$ 5,000.0	$ 5,227.1
Assumed	96.4	56.5	38.9
Ceded	(433.8)	(215.9)	(260.1)
Net benefits, claims and settlement expenses	$ 3,872.4	$ 4,840.6	$ 5,005.9

Separate Accounts

            The separate account assets presented in the consolidated financial statements represent the fair value of funds that are separately administered by us for contracts with equity, real estate and fixed income investments. The separate account contract owner, rather than us, bears the investment risk of these funds. The separate account assets are legally

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

1. Nature of Operations and Significant Accounting Policies — (continued)

segregated and are not subject to claims that arise out of any of our other business. We receive fees for mortality, withdrawal and expense risks, as well as administrative, maintenance and investment advisory services that are included in the consolidated statements of operations. Net deposits, net investment income and realized and unrealized capital gains and losses on the separate accounts are not reflected in the consolidated statements of operations.

            At December 31, 2011 and 2010, the separate accounts include a separate account valued at $146.5 million and $221.7 million, respectively, which primarily includes shares of PFG stock that were allocated and issued to eligible participants of qualified employee benefit plans administered by us as part of the policy credits issued under Principal Mutual Holding Company’s 2001 demutualization. The separate account shares are recorded at fair value and are reported as separate account assets with a corresponding separate account liability to eligible participants of the qualified plan. Changes in fair value of the separate account shares are reflected in both the separate account assets and separate account liabilities and do not impact our results of operations.

Income Taxes

            Our ultimate parent, PFG, files a U.S. consolidated income tax return that includes all of our qualifying subsidiaries. In addition, we file income tax returns in all states in which we conduct business. PFG allocates income tax expenses and benefits to companies in the group generally based upon pro rata contribution of taxable income or operating losses. We are taxed at corporate rates on taxable income based on existing tax laws. Current income taxes are charged or credited to net income based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income taxes are provided for the tax effect of temporary differences in the financial reporting and income tax bases of assets and liabilities and net operating losses using enacted income tax rates and laws. The effect on deferred income tax assets and deferred income tax liabilities of a change in tax rates is recognized in operations in the period in which the change is enacted.

Goodwill and Other Intangibles

Goodwill and other intangible assets include the cost of acquired subsidiaries in excess of the fair value of the net tangible assets recorded in connection with acquisitions. Goodwill and indefinite‑lived intangible assets are not amortized. Rather, they are tested for impairment during the fourth quarter each year, or more frequently if events or changes in circumstances indicate that the asset might be impaired. Goodwill is tested at the reporting unit level to which it was assigned. A reporting unit is an operating segment or a business one level below that operating segment, if financial information is prepared and regularly reviewed by management at that level. Once goodwill has been assigned to a reporting unit, it is no longer associated with a particular acquisition; therefore, all of the activities within a reporting unit, whether acquired or organically grown, are available to support the goodwill value. Impairment testing for indefinite‑lived intangible assets consists of a comparison of the fair value of the intangible asset with its carrying value.

            Intangible assets with a finite useful life are amortized as related benefits emerge and are reviewed periodically for indicators of impairment in value. If facts and circumstances suggest possible impairment, the sum of the estimated undiscounted future cash flows expected to result from the use of the asset is compared to the current carrying value of the asset. If the undiscounted future cash flows are less than the carrying value, an impairment loss is recognized for the excess of the carrying amount of assets over their fair value.

2.  Related Party Transactions

We have entered into various related party transactions with our ultimate parent and its other affiliates. During the years ended December 31, 2011, 2010 and 2009, we received $212.9 million, $210.8 million and $196.1 million, respectively, of expense reimbursements from affiliated entities.

We and our direct parent, PFSI, are parties to a cash advance agreement, which allows us, collectively, to pool our available cash in order to more efficiently and effectively invest our cash. The cash advance agreement allows (i) us to advance cash to PFSI in aggregate principal amounts not to exceed $1.0 billion, with such advanced amounts earning interest at the daily 30-day LIBOR rate (the “Internal Crediting Rate”); and (ii) PFSI to advance cash to us in aggregate principal amounts not to exceed $1.0 billion, with such advance amounts paying interest at the Internal Crediting Rate plus 10 basis points to reimburse PFSI for the costs incurred in maintaining short-term investing and borrowing programs. Under this cash advance agreement, we had a receivable from PFSI of $556.1 million and $547.5 million at December 31, 2011 and 2010, respectively, and earned interest of $1.4 million, $1.4 million and $1.3 million during 2011, 2010 and 2009, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

2.  Related Party Transactions — (continued)

We have short-term affiliated debt and long-term affiliated debt with our parent. See Note 10, Debt, for additional information.

We and an affiliated entity, Principal National Life Insurance Company, are parties to a reinsurance agreement to reinsure certain life insurance business. Under this agreement, we had an assumed reinsurance liability of $596.0 million and $178.9 million as of December 31, 2011 and 2010, respectively. In addition, we recognized premiums and other fees of $102.6 million, $35.7 million and $0.7 million for the years ended December 31, 2011, 2010 and 2009, respectively, associated with this agreement.  Furthermore, we recognized expenses of $244.8 million, $115.2 million and $2.8 million for the years ended December 31, 2011, 2010 and 2009, respectively, associated with this agreement.

We receive commission fees, distribution and services fees from Principal Funds for distributing proprietary products on their behalf. Furthermore, we receive management and administrative fees from Principal Funds for investments our products hold in the Principal Mutual Funds and Principal Variable Contracts. Fees and other revenue was $317.6 million, $282.4 million and $172.7 million for the years ended December 31, 2011, 2010 and 2009, respectively. In addition, we pay commission expense to affiliated registered representatives to sell proprietary products. Commission expense was $72.0 million, $61.4 million and $57.8 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Pursuant to certain regulatory requirements or otherwise in the ordinary course of business, we guarantee certain payments of our subsidiaries and have agreements with affiliates to provide and/or receive management, administrative and other services, all of which, individually and in the aggregate, are immaterial to our business, financial condition and net income.

3.  Goodwill and Other Intangible Assets

Goodwill

 The changes in the carrying amount of goodwill reported in our segments were as follows:

	Retirement and Investor Services	Principal Global Investors	U.S. Insurance Solutions	Corporate	Consolidated
	(in millions)
Balances at January 1, 2010	$ 18.7	$ 152.5	$ 43.4	$ 43.6	$ 258.2
Impairment	—	—	—	(43.6)	(43.6)
Balances at December 31, 2010	18.7	152.5	43.4	—	214.6
Goodwill from acquisitions	—	68.0	—	—	68.0
Balances at December 31, 2011	$ 18.7	$ 220.5	$ 43.4	$ —	$ 282.6

On September 30, 2010, we announced our decision to exit the group medical insurance business. This event constituted a substantive change in circumstances that would more likely than not reduce the fair value of our group medical insurance reporting unit below its carrying amount. Accordingly, we performed an interim goodwill impairment test as of September 30, 2010. As a result of the shortened period of projected cash flows, we determined that the goodwill related to this reporting unit within our Corporate operating segment was impaired and it was written down to a value of zero. We recorded a $43.6 million pre-tax impairment loss as an operating expense in the consolidated statements of operations during the year ended December 31, 2010.

Finite Lived Intangible Assets

Finite lived intangible assets that continue to be subject to amortization over a weighted average remaining expected life of 15 years were as follows:

	December 31,
	2011			2010
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
	(in millions)
Total finite lived intangible assets	$ 96.8	$ 34.3	$ 62.5	$ 74.8	$ 29.6	$ 45.2

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

3.  Goodwill and Other Intangible Assets - (continued)

During 2010, we recorded a $1.6 million pre-tax impairment loss as an operating expense related to finite lived intangible assets with a gross carrying amount of $5.5 million and $3.9 million of accumulated amortization at the time of impairment resulting from our decision to exit the group medical insurance business. We had no significant impairments in 2011 and 2009. The amortization expense for intangible assets with finite useful lives was $4.7 million, $4.5 million and $6.0 million for 2011, 2010 and 2009, respectively. At December 31, 2011, the estimated amortization expense for the next five years is as follows (in millions):

Year ending December 31:
2012	$ 9.7
2013	9.3
2014	9.3
2015	7.9
2016	7.9

Indefinite Lived Intangible Assets

            The net carrying amount of unamortized indefinite lived intangible assets was $94.5 million as of both December 31, 2011 and 2010. This represents our share of the purchase price from our parent’s December 31, 2006, acquisition of WM Advisors, Inc. related to investment management contracts that are not subject to amortization. We were allocated $99.9 million of the purchase price based on the fact that we will benefit from our parent’s acquisition, which also included $3.2 million related to goodwill and $2.2 million related to amortizable finite lived intangible assets that were subject to a three-year amortization period.

4.  Variable Interest Entities

We have relationships with and may have a variable interest in various types of special purpose entities. Following is a discussion of our interest in entities that meet the definition of a VIE. When we are the primary beneficiary, we are required to consolidate the entity in our financial statements. The primary beneficiary of a VIE is defined as the enterprise with (1) the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and (2) the obligation to absorb losses of the entity or the right to receive benefits from the entity that could potentially be significant to the VIE. On an ongoing basis, we assess whether we are the primary beneficiary of VIEs we have relationships with.

Consolidated Variable Interest Entities

Grantor Trusts

We contributed undated subordinated floating rate notes to three grantor trusts. The trusts separated the cash flows by issuing an interest-only certificate and a residual certificate related to each note contributed. Each interest-only certificate entitles the holder to interest on the stated note for a specified term, while the residual certificate entitles the holder to interest payments subsequent to the term of the interest-only certificate and to all principal payments. We retained the interest-only certificates and the residual certificates were subsequently sold to third parties. We have determined these grantor trusts are VIEs due to insufficient equity to sustain them. We determined we are the primary beneficiary as a result of our contribution of securities into the trusts and our continuing interest in the trusts.

Collateralized Private Investment Vehicles

We invest in synthetic CDOs, collateralized bond obligations, collateralized loan obligations, collateralized commodity obligations and other collateralized structures, which are VIEs due to insufficient equity to sustain the entities (collectively known as “collateralized private investment vehicles”). The performance of the notes of these structures is primarily linked to a synthetic portfolio by derivatives; each note has a specific loss attachment and detachment point. The notes and related derivatives are collateralized by a pool of permitted investments. The investments are held by a trustee and can only be liquidated to settle obligations of the trusts. These obligations primarily include derivatives, financial guarantees and the notes due at maturity or termination of the trusts. We determined we are the primary beneficiary for certain of these entities because we act as the investment manager of the underlying portfolio and we have an ownership interest.

Commercial Mortgage-Backed Securities

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

4. Variable Interest Entities — (continued)

We sold commercial mortgage loans to a real estate mortgage investment conduit trust. The trust issued various commercial mortgage-backed securities (“CMBS”) certificates using the cash flows of the underlying commercial mortgages it purchased. This is considered a VIE due to insufficient equity to sustain itself. We have determined we are the primary beneficiary as we retained the special servicing role for the assets within the trust as well as the ownership of the bond class that controls the unilateral kick out rights of the special servicer.

Hedge Funds

We are a general partner with an insignificant equity ownership in various hedge funds. These entities are deemed VIEs due to the equity owners not having decision-making ability. We have determined we are the primary beneficiary of these entities due to our control through our management relationship, related party ownership and our fee structure in certain of these funds.

The carrying amounts of our consolidated VIE assets, which can only be used to settle obligations of consolidated VIEs, and liabilities of consolidated VIEs for which creditors do not have recourse are as follows:

	Grantor trusts	Collateralized private investment vehicles	CMBS	Hedge funds (2)	Total
	(in millions)
December 31, 2011
Fixed maturities, available‑for‑sale	$ 199.2	$ 15.0	$ —	$ —	$ 214.2
Fixed maturities, trading	—	132.4	—	—	132.4
Equity securities, trading	—	—	—	207.6	207.6
Other investments	—	—	97.5	0.3	97.8
Cash and cash equivalents	—	—	—	317.7	317.7
Accrued investment income	1.2	0.1	0.6	—	1.9
Premiums due and other receivables	—	—	—	39.1	39.1
Total assets	$ 200.4	$ 147.5	$ 98.1	$ 564.7	$ 1,010.7
Deferred income taxes	$ 2.2	$ —	$ —	$ —	$ 2.2
Other liabilities (1)	136.9	143.8	64.5	220.0	565.2
Total liabilities	$ 139.1	$ 143.8	$ 64.5	$ 220.0	$ 567.4
December 31, 2010
Fixed maturities, available‑for‑sale	$ 243.1	$ 14.8	$ —	$ —	$ 257.9
Fixed maturities, trading	—	131.4	—	—	131.4
Equity securities, trading	—	—	—	158.6	158.6
Other investments	—	—	128.4	0.3	128.7
Cash and cash equivalents	—	55.0	—	45.0	100.0
Accrued investment income	0.7	0.1	0.8	—	1.6
Premiums due and other receivables	—	1.6	—	13.9	15.5
Total assets	$ 243.8	$ 202.9	$ 129.2	$ 217.8	$ 793.7
Deferred income taxes	$ 2.4	$ —	$ —	$ —	$ 2.4
Other liabilities (1)	135.8	132.6	94.1	71.1	433.6
Total liabilities	$ 138.2	$ 132.6	$ 94.1	$ 71.1	$ 436.0

(1)    Grantor trusts contain an embedded derivative of a forecasted transaction to deliver the underlying securities; collateralized private investment vehicles include derivative liabilities, financial guarantees and obligation to redeem notes at maturity or termination of the trust; CMBS includes obligation to the bondholders; and hedge funds include liabilities to securities brokers.

(2)      The consolidated statements of financial position included a $343.6 million and $145.9 million noncontrolling interest for hedge funds as of December 31, 2011 and December 31, 2010, respectively.

We did not provide financial or other support to investees designated as VIEs for the years ended December 31, 2011 and 2010.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

4. Variable Interest Entities — (continued)

Unconsolidated Variable Interest Entities

Invested Securities

We hold a variable interest in a number of VIEs where we are not the primary beneficiary. Our investments in these VIEs are reported in fixed maturities, available-for-sale; fixed maturities, trading and other investments in the consolidated statements of financial position and are described below.

VIEs include CMBS, residential mortgage-backed pass-through securities (“RMBS”) and ABS. All of these entities were deemed VIEs because the equity within these entities is insufficient to sustain them. We determined we are not the primary beneficiary in any of the entities within these categories of investments. This determination was based primarily on the fact we do not own the class of security that controls the unilateral right to replace the special servicer or equivalent function.

As previously discussed, we invest in several types of collateralized private investment vehicles, which are VIEs. These include cash and synthetic structures that we do not manage. We have determined we are not the primary beneficiary of these collateralized private investment vehicles primarily because we do not control the economic performance of the entities and were not involved with the design of the entities.

We have invested in various VIE trusts as a debt holder. All of these entities are classified as VIEs due to insufficient equity to sustain them. We have determined we are not the primary beneficiary primarily because we do not control the economic performance of the entities and were not involved with the design of the entities.

We have invested in partnerships, some of which are classified as VIEs. The partnership returns are in the form of return of capital, interest income or income tax credits. These entities are classified as VIEs as the general partner does not have an equity investment at risk in the entity. We have determined we are not the primary beneficiary because we are not the general partner, who makes all the significant decisions for the entity.

The carrying value and maximum loss exposure for our unconsolidated VIEs were as follows:

	Asset carrying value	Maximum exposure to loss (1)
	(in millions)
December 31, 2011
Fixed maturities, available-for-sale:
Corporate	$ 544.0	$ 392.6
Residential mortgage-backed pass-through securities	3,315.7	3,130.8
Commercial mortgage-backed securities	3,413.7	3,894.3
Collateralized debt obligations	338.8	399.7
Other debt obligations	3,570.2	3,606.9
Fixed maturities, trading:
Residential mortgage-backed pass-through securities	105.6	105.6
Commercial mortgage-backed securities	3.6	3.6
Collateralized debt obligations	51.4	51.4
Other debt obligations	49.7	49.7
Other investments:
Other limited partnership interests	76.3	76.3

December 31, 2010
Fixed maturities, available-for-sale:
Corporate	$ 429.0	$ 367.7
Residential mortgage-backed pass-through securities	3,164.0	3,047.9
Commercial mortgage-backed securities	3,842.2	4,424.9
Collateralized debt obligations	293.0	380.5
Other debt obligations	3,114.1	3,184.9
Fixed maturities, trading:
Residential mortgage-backed pass-through securities	130.3	130.3
Commercial mortgage-backed securities	5.1	5.1
Collateralized debt obligations	87.2	87.2
Other debt obligations	88.9	88.9
Other investments:
Other limited partnership interests	19.0	19.0

(1)    Our risk of loss is limited to our initial investment measured at amortized cost for fixed maturities, available-for-sale and other investments. Our risk of loss is limited to our initial investment measured at fair value for our fixed maturities, trading.

Sponsored Investment Funds

We provide asset management and other services to certain investment structures that are considered VIEs as we generally earn management fees and in some instances performance-based fees. We are not the primary beneficiary of these entities as we do not have the obligation to absorb losses of the entities that could be potentially significant to the VIE or the right to receive benefits from these entities that could be potentially significant.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

5.  Investments

Fixed Maturities and Equity Securities

            The amortized cost, gross unrealized gains and losses, other-than-temporary impairments in AOCI and fair value of fixed maturities and equity securities available-for-sale are summarized as follows:

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Other-than-temporary impairments in AOCI (1)	Fair value
	(in millions)
December 31, 2011
Fixed maturities, available‑for‑sale:
U.S. government and agencies	$ 722.3	$ 30.8	$ —	$ —	$ 753.1
Non‑U.S. governments	580.7	96.3	0.8	—	676.2
States and political subdivisions	2,670.0	218.2	5.5	—	2,882.7
Corporate	29,437.2	2,155.6	648.9	17.0	30,926.9
Residential mortgage-backed pass-through securities	3,130.8	185.6	0.7	—	3,315.7
Commercial mortgage-backed securities	3,894.3	117.0	429.4	168.2	3,413.7
Collateralized debt obligations	399.7	1.9	55.8	7.0	338.8
Other debt obligations	3,606.9	100.3	47.0	90.0	3,570.2
Total fixed maturities, available‑for‑sale	$ 44,441.9	$ 2,905.7	$ 1,188.1	$ 282.2	$ 45,877.3
Total equity securities, available‑for‑sale	$ 72.8	$ 7.2	$ 6.5		$ 73.5
December 31, 2010
Fixed maturities, available‑for‑sale:
U.S. government and agencies	$ 529.1	$ 20.7	$ 0.1	$ —	$ 549.7
Non‑U.S. governments	389.3	34.9	—	—	424.2
States and political subdivisions	2,615.0	64.7	23.3	—	2,656.4
Corporate	29,917.7	1,725.1	483.6	18.0	31,141.2
Residential mortgage-backed pass-through securities	3,047.9	122.0	5.9	—	3,164.0
Commercial mortgage-backed securities	4,424.9	118.0	506.1	194.6	3,842.2
Collateralized debt obligations	380.5	1.7	51.8	37.4	293.0
Other debt obligations	3,184.9	53.7	40.0	84.5	3,114.1
Total fixed maturities, available‑for‑sale	$ 44,489.3	$ 2,140.8	$ 1,110.8	$ 334.5	$ 45,184.8
Total equity securities, available‑for‑sale	$ 177.3	$ 6.8	$ 18.2		$ 165.9

(1)   Excludes $28.9 million and $58.6 million as of December 31, 2011 and 2010, respectively, of net unrealized gains on impaired fixed maturities, available-for-sale related to changes in fair value subsequent to the impairment date.

The amortized cost and fair value of fixed maturities available-for-sale at December 31, 2011, by expected maturity, were as follows:

	Amortized cost	Fair value
	(in millions)
Due in one year or less	$ 2,960.2	$ 2,998.6
Due after one year through five years	12,961.8	13,390.0
Due after five years through ten years	8,903.5	9,578.6
Due after ten years	8,584.7	9,271.7
Subtotal	33,410.2	35,238.9
Mortgage‑backed and other asset‑backed securities	11,031.7	10,638.4
Total	$ 44,441.9	$ 45,877.3

            Actual maturities may differ because borrowers may have the right to call or prepay obligations. Our portfolio is diversified by industry, issuer and asset class. Credit concentrations are managed to established limits.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

5.  Investments — (continued)

Net Investment Income

                Major categories of net investment income are summarized as follows:

	For the year ended December 31,
	2011	2010	2009
	(in millions)
Fixed maturities, available‑for‑sale	$ 2,342.1	$ 2,500.1	$ 2,587.0
Fixed maturities, trading	19.4	21.1	29.8
Equity securities, available‑for‑sale	10.4	11.4	16.8
Equity securities, trading	1.3	0.7	0.3
Mortgage loans	593.8	630.2	675.3
Real estate	73.4	57.1	35.8
Policy loans	51.7	54.9	57.0
Cash and cash equivalents	5.6	4.8	9.1
Derivatives	(156.7)	(153.2)	(128.3)
Other	57.9	47.1	15.9
Total	2,998.9	3,174.2	3,298.7
Investment expenses	(80.9)	(88.4)	(110.5)
Net investment income	$ 2,918.0	$ 3,085.8	$ 3,188.2

Net Realized Capital Gains and Losses

            The major components of net realized capital gains (losses) on investments are summarized as follows:

	For the year ended December 31,
	2011	2010	2009
	(in millions)
Fixed maturities, available‑for‑sale:
Gross gains	$ 23.0	$ 56.9	$ 109.0
Gross losses	(147.5)	(339.5)	(701.9)
Other-than-temporary impairment losses reclassified to (from) OCI	(52.3)	56.1	260.9
Hedging, net	130.5	142.2	(229.1)
Fixed maturities, trading	(9.5)	7.4	50.8
Equity securities, available‑for‑sale:
Gross gains	2.3	8.8	26.3
Gross losses	(6.4)	(3.2)	(46.2)
Equity securities, trading	19.8	24.2	37.3
Mortgage loans	(42.8)	(150.7)	(153.1)
Derivatives	(159.5)	(142.0)	230.1
Other	143.7	51.4	(29.4)
Net realized capital losses	$ (98.7)	$ (288.4)	$ (445.3)

            Proceeds from sales of investments (excluding call and maturity proceeds) in fixed maturities, available-for-sale were $0.6 billion, $1.4 billion and $3.0 billion in 2011, 2010 and 2009, respectively.

Other-Than-Temporary Impairments

We have a process in place to identify fixed maturity and equity securities that could potentially have a credit or interest-related impairment that is other than temporary. This process involves monitoring market events that could impact issuers’ credit ratings, business climate, management changes, litigation and government actions and other similar factors. This process also involves monitoring late payments, pricing levels, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

5.  Investments — (continued)

Each reporting period, all securities are reviewed to determine whether an other-than-temporary decline in value exists and whether losses should be recognized. We consider relevant facts and circumstances in evaluating whether a credit or interest-related impairment of a security is other than temporary. Relevant facts and circumstances considered include: (1) the extent and length of time the fair value has been below cost; (2) the reasons for the decline in value; (3) the financial position and access to capital of the issuer, including the current and future impact of any specific events; (4) for structured securities, the adequacy of the expected cash flows; (5) for fixed maturities, our intent to sell a security or whether it is more likely than not we will be required to sell the security before the recovery of its amortized cost which, in some cases, may extend to maturity and (6) for equity securities, our ability and intent to hold the security for a period of time that allows for the recovery in value. To the extent we determine that a security is deemed to be other than temporarily impaired, an impairment loss is recognized.

Impairment losses on equity securities are recognized in net income and are measured as the difference between amortized cost and fair value. The way in which impairment losses on fixed maturities are recognized in the financial statements is dependent on the facts and circumstances related to the specific security. If we intend to sell a security or it is more likely than not that we would be required to sell a security before the recovery of its amortized cost, we recognize an other-than-temporary impairment in net income for the difference between amortized cost and fair value. If we do not expect to recover the amortized cost basis, we do not plan to sell the security and if it is not more likely than not that we would be required to sell a security before the recovery of its amortized cost, the recognition of the other-than-temporary impairment is bifurcated. We recognize the credit loss portion in net income and the noncredit loss portion in OCI (“bifurcated OTTI”).

Total other-than-temporary impairment losses, net of recoveries from the sale of previously impaired securities, were as follows:

	For the year ended December 31,
	2011	2010	2009
	(in millions)
Fixed maturities, available‑for‑sale	$ (134.5)	$ (300.8)	$ (692.2)
Equity securities, available‑for‑sale	(3.8)	3.7	(20.2)
Total other-than-temporary impairment losses, net of recoveries from the sale of previously impaired securities	(138.3)	(297.1)	(712.4)
Other-than-temporary impairment losses on fixed maturities, available-for-sale reclassified to (from) OCI (1)	(52.3)	56.1	260.9
Net impairment losses on available-for-sale securities	$ (190.6)	$ (241.0)	$ (451.5)

(1)      Represents the net impact of (1) gains resulting from reclassification of noncredit impairment losses for fixed maturities with bifurcated OTTI from net realized capital gains (losses) to OCI and (2) losses resulting from reclassification of previously recognized noncredit impairment losses from OCI to net realized capital gains (losses) for fixed maturities with bifurcated OTTI that had additional credit losses or fixed maturities that previously had bifurcated OTTI that have now been sold or are intended to be sold.

We estimate the amount of the credit loss component of a fixed maturity security impairment as the difference between amortized cost and the present value of the expected cash flows of the security. The present value is determined using the best estimate cash flows discounted at the effective interest rate implicit to the security at the date of purchase or the current yield to accrete an asset-backed or floating rate security. The methodology and assumptions for establishing the best estimate cash flows vary depending on the type of security. The ABS cash flow estimates are based on security specific facts and circumstances that may include collateral characteristics, expectations of delinquency and default rates, loss severity and prepayment speeds and structural support, including subordination and guarantees. The corporate security cash flow estimates are derived from scenario-based outcomes of expected corporate restructurings or liquidations using bond specific facts and circumstances including timing, security interests and loss severity.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

5.  Investments — (continued)

The following table provides a rollforward of accumulated credit losses for fixed maturities with bifurcated credit losses. The purpose of the table is to provide detail of (1) additions to the bifurcated credit loss amounts recognized in net realized capital gains (losses) during the period and (2) decrements for previously recognized bifurcated credit losses where the loss is no longer bifurcated and/or there has been a positive change in expected cash flows or accretion of the bifurcated credit loss amount.

	For the year ended December 31,
	2011	2010	2009
	(in millions)
Beginning balance	$ (325.7)	$ (204.7)	$ (18.5)
Credit losses for which an other-than-temporary impairment was not previously recognized	(31.0)	(112.4)	(168.5)
Credit losses for which an other-than-temporary impairment was previously recognized	(135.6)	(109.7)	(52.7)
Reduction for credit losses previously recognized on fixed maturities now sold or intended to be sold	68.2	53.2	33.4
Reduction for credit losses previously recognized on fixed maturities reclassified to trading (1)	—	44.4	—
Net reduction (increase) for positive changes in cash flows expected to be collected and amortization (2)	(3.9)	3.5	1.6
Ending balance	$ (428.0)	$ (325.7)	$ (204.7)

(1)      Fixed maturities previously classified as available-for-sale have been reclassified to trading as a result of electing the fair value option upon adoption of accounting guidance related to the evaluation of credit derivatives embedded in beneficial interests in securitized financial assets.

(2)      Amounts are recognized in net investment income.

Gross Unrealized Losses for Fixed Maturities and Equity Securities

            For fixed maturities and equity securities available-for-sale with unrealized losses, including other-than-temporary impairment losses reported in OCI, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position are summarized as follows:

	December 31, 2011
	Less than twelve months		Greater than or equal to twelve months		Total
	Carrying value	Gross unrealized losses	Carrying value	Gross unrealized losses	Carrying value	Gross unrealized losses
	(in millions)
Fixed maturities, available‑for‑sale:
Non‑U.S. governments	$ 39.9	$ 0.8	$ —	$ —	$ 39.9	$ 0.8
States and political subdivisions	5.7	0.1	51.7	5.4	57.4	5.5
Corporate	3,026.5	124.5	2,340.3	541.4	5,366.8	665.9
Residential mortgage-backed pass-through securities	77.8	0.5	3.7	0.2	81.5	0.7
Commercial mortgage-backed securities	608.4	57.3	858.9	540.3	1,467.3	597.6
Collateralized debt obligations	107.2	2.5	204.4	60.3	311.6	62.8
Other debt obligations	708.1	13.0	508.1	124.0	1,216.2	137.0
Total fixed maturities, available‑for‑sale	$ 4,573.6	$ 198.7	$ 3,967.1	$ 1,271.6	$ 8,540.7	$ 1,470.3
Total equity securities, available‑for‑sale	$ 14.3	$ 3.2	$ 15.6	$ 3.3	$ 29.9	$ 6.5

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

5.  Investments — (continued)

                Our consolidated portfolio consists of fixed maturities where 76% were investment grade (rated AAA through BBB-) with an average price of 85 (carrying value/amortized cost) at December 31, 2011.  Gross unrealized losses in our fixed maturities portfolio increased slightly during the year ended December 31, 2011, due to a widening of credit spreads primarily in the corporate and commercial mortgage-backed securities sectors.

                For those securities that had been in a continuous unrealized loss position for less than twelve months, our consolidated portfolio held 477 securities with a carrying value of $4,573.6 million and unrealized losses of $198.7 million reflecting an average price of 96 at December 31, 2011. Of this portfolio, 86% was investment grade (rated AAA through BBB-) at December 31, 2011, with associated unrealized losses of $128.5 million. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

For those securities that had been in a continuous unrealized loss position greater than or equal to twelve months, our consolidated portfolio held 628 securities with a carrying value of $3,967.1 million and unrealized losses of $1,271.6 million. The average rating of this portfolio was BBB with an average price of 76 at December 31, 2011. Of the $1,271.6 million in unrealized losses, the commercial mortgage-backed securities sector accounts for $540.3 million in unrealized losses with an average price of 61 and an average credit rating of BBB-. The remaining unrealized losses consist primarily of $541.4 million within the corporate sector at December 31, 2011. The average price of the corporate sector was 81 and the average credit rating was BBB. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

Because we expected to recover our amortized cost, it was not our intent to sell the fixed maturity available-for-sale securities with unrealized losses and it was not more likely than not that we would be required to sell these securities before recovery of the amortized cost, which may be maturity, we did not consider these investments to be other-than-temporarily impaired at December 31, 2011.

	December 31, 2010
	Less than twelve months		Greater than or equal to twelve months		Total
	Carrying value	Gross unrealized losses	Carrying value	Gross unrealized losses	Carrying value	Gross unrealized losses
	(in millions)
Fixed maturities, available‑for‑sale:
U.S. government and agencies	$ 14.9	$ 0.1	$ —	$ —	$ 14.9	$ 0.1
States and political subdivisions	771.0	18.4	44.2	4.9	815.2	23.3
Corporate	2,189.5	57.5	3,759.9	444.1	5,949.4	501.6
Residential mortgage-backed securities	384.9	5.9	—	—	384.9	5.9
Commercial mortgage-backed securities	340.1	4.9	1,186.4	695.8	1,526.5	700.7
Collateralized debt obligations	10.4	0.5	233.0	88.7	243.4	89.2
Other debt obligations	401.5	8.4	578.4	116.1	979.9	124.5
Total fixed maturities, available‑for‑sale	$ 4,112.3	$ 95.7	$ 5,801.9	$ 1,349.6	$ 9,914.2	$ 1,445.3
Total equity securities, available‑for‑sale	$ 47.3	$ 7.2	$ 77.0	$ 11.0	$ 124.3	$ 18.2

            Our consolidated portfolio consists of fixed maturities where 77% were investment grade (rated AAA through BBB-) with an average price of 87 (carrying value/amortized cost) at December 31, 2010. Gross unrealized losses in our fixed maturities portfolio decreased during the year ended December 31, 2010, due to a decline in interest rates and a tightening of credit spreads primarily in the corporate and commercial mortgage-backed securities sectors.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

5.  Investments — (continued)

                For those securities that had been in a continuous unrealized loss position for less than twelve months, our consolidated portfolio held 534 securities with a carrying value of $4,112.3 million and unrealized losses of $95.7 million reflecting an average price of 98 at December 31, 2010. Of this portfolio, 94% was investment grade (rated AAA through BBB-) at December 31, 2010, with associated unrealized losses of $88.7 million. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

For those securities that had been in a continuous unrealized loss position greater than or equal to twelve months, our consolidated portfolio held 773 securities with a carrying value of $5,801.9 million and unrealized losses of $1,349.6 million. The average rating of this portfolio was BBB with an average price of 81 at December 31, 2010. Of the $1,349.6 million in unrealized losses, the commercial mortgage-backed securities sector accounts for $695.8 million in unrealized losses with an average price of 63 and an average credit rating of BBB. The remaining unrealized losses consist primarily of $444.1 million within the corporate sector at December 31, 2010. The average price of the corporate sector was 89 and the average credit rating was BBB. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

Because we expected to recover our amortized cost, it was not our intent to sell the fixed maturity available-for-sale securities with unrealized losses and it was not more likely than not that we would be required to sell these securities before recovery of the amortized cost, which may be maturity, we did not consider these investments to be other-than-temporarily impaired at December 31, 2010.

Net Unrealized Gains and Losses on Available-for-Sale Securities and Derivative Instruments

                The net unrealized gains and losses on investments in fixed maturities available-for-sale, equity securities available-for-sale and derivative instruments are reported as a separate component of stockholder’s equity. The cumulative amount of net unrealized gains and losses on available-for-sale securities and derivative instruments net of adjustments related to DPAC, sales inducements, unearned revenue reserves, changes in policyholder liabilities and applicable income taxes was as follows:

	December 31,
	2011	2010
	(in millions)
Net unrealized gains on fixed maturities, available‑for‑sale (1)	$ 1,717.6	$ 957.2
Noncredit component of impairment losses on fixed maturities, available-for-sale	(282.2)	(334.5)
Net unrealized gains (losses) on equity securities, available‑for‑sale	0.7	(11.4)
Adjustments for assumed changes in amortization patterns	(454.2)	(273.8)
Adjustments for assumed changes in policyholder liabilities	(278.0)	—
Net unrealized gains on derivative instruments	176.8	122.4
Net unrealized gains on equity method subsidiaries and noncontrolling interest adjustments	88.5	74.9
Provision for deferred income taxes	(342.3)	(186.3)
Effects of implementation of accounting change related to variable interest entities, net	—	10.7
Effects of electing fair value option for fixed maturities upon implementation of accounting changes related to embedded credit derivatives, net	—	25.4
Net unrealized gains on available‑for‑sale securities and derivative instruments	$ 626.9	$ 384.6

(1)    Excludes net unrealized gains (losses) on fixed maturities, available-for-sale included in fair value hedging relationships.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

5.  Investments — (continued)

Mortgage Loans

            Mortgage loans consist of commercial and residential mortgage loans. We evaluate risks inherent in our commercial mortgage loans in two classes: (1) brick and mortar property loans, where we analyze the property's rent payments as support for the loan, and (2) credit tenant loans (“CTL”), where we rely on the credit analysis of the tenant for the repayment of the loan. We evaluate risks inherent in our residential mortgage loan portfolio in two classes: (1) home equity mortgages and (2) first lien mortgages. The carrying amount of our mortgage loan portfolio was as follows:

	December 31,
	2011	2010
	(in millions)

Commercial mortgage loans	$ 9,450.8	$ 9,680.2
Residential mortgage loans	782.0	915.2
Total amortized cost	10,232.8	10,595.4

Valuation allowance	(100.8)	(118.3)
Total carrying value	$ 10,132.0	$ 10,477.1

We periodically purchase mortgage loans as well as sell mortgage loans we have originated. We sold $34.1 million of commercial mortgage loans during the year ended December 31, 2010. We did not purchase or sell mortgage loans during the year ended December 31, 2011.

Our commercial mortgage loan portfolio consists primarily of non-recourse, fixed rate mortgages on fully or near fully leased properties. Commercial mortgage loans represent a primary area of credit risk exposure.

Our commercial mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

	December 31, 2011		December 31, 2010
	Amortized cost	Percent of total	Amortized cost	Percent of total
	($ in millions)
Geographic distribution
New England	$ 454.0	4.8%	$ 430.3	4.4%
Middle Atlantic	1,744.4	18.5	1,648.4	17.0
East North Central	774.8	8.2	841.1	8.7
West North Central	407.8	4.3	466.7	4.8
South Atlantic	2,099.8	22.2	2,358.1	24.4
East South Central	231.8	2.4	231.5	2.4
West South Central	648.6	6.9	548.6	5.7
Mountain	643.2	6.8	691.0	7.1
Pacific	2,446.4	25.9	2,464.5	25.5
Total	$ 9,450.8	100.0%	$ 9,680.2	100.0%
Property type distribution
Office	$ 2,753.8	29.1%	$ 2,886.2	29.8%
Retail	2,580.2	27.3	2,503.0	25.9
Industrial	2,070.7	21.9	2,334.5	24.1
Apartments	1,242.9	13.2	1,138.1	11.8
Hotel	467.7	4.9	471.8	4.9
Mixed use/other	335.5	3.6	346.6	3.5
Total	$ 9,450.8	100.0%	$ 9,680.2	100.0%

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

5.  Investments — (continued)

Our residential mortgage loan portfolio is composed of home equity mortgages with an amortized cost of $611.0 million and $719.3 million and first lien mortgages with an amortized cost of $171.0 million and $195.9 million as of December 31, 2011 and 2010, respectively. Our residential home equity mortgages are generally second lien mortgages comprised of closed-end loans and lines of credit.

Mortgage Loan Credit Monitoring

Commercial Credit Risk Profile Based on Internal Rating

We actively monitor and manage our commercial mortgage loan portfolio. All commercial mortgage loans are analyzed regularly and substantially all are internally rated, based on a proprietary risk rating cash flow model, in order to monitor the financial quality of these assets. The model stresses expected cash flows at various levels and at different points in time depending on the durability of the income stream, which includes our assessment of factors such as location (macro and micro markets), tenant quality and lease expirations. Our internal rating analysis presents expected losses in terms of an S&P bond equivalent rating. As the credit risk for commercial mortgage loans increases, we adjust our internal ratings downwards with loans in the category “B+ and below” having the highest risk for credit loss. Internal ratings on commercial mortgage loans are updated at least annually and potentially more often for certain loans with material changes in collateral value or occupancy and for loans on an internal “watch list”.

Commercial mortgage loans that require more frequent and detailed attention than other loans in our portfolio are identified and placed on an internal “watch list”. Among the criteria that would indicate a potential problem are imbalances in ratios of loan to value or contract rents to debt service, major tenant vacancies or bankruptcies, borrower sponsorship problems, late payments, delinquent taxes and loan relief/restructuring requests.

Our commercial mortgage loan portfolio by credit risk, as determined by our internal rating system expressed in terms of an S&P bond equivalent rating, was as follows:

	December 31, 2011
	Brick and mortar	CTL	Total
	(in millions)
A- and above	$ 5,680.0	$ 308.6	$ 5,988.6
BBB+ thru BBB-	2,105.7	238.8	2,344.5
BB+ thru BB-	403.7	16.4	420.1
B+ and below	691.8	5.8	697.6
Total	$ 8,881.2	$ 569.6	$ 9,450.8

	December 31, 2010
	Brick and mortar	CTL	Total
	(in millions)
A- and above	$ 4,780.1	$ 324.7	$ 5,104.8
BBB+ thru BBB-	2,629.5	249.5	2,879.0
BB+ thru BB-	726.1	38.5	764.6
B+ and below	927.9	3.9	931.8
Total	$ 9,063.6	$ 616.6	$ 9,680.2

Residential Credit Risk Profile Based on Performance Status

Our residential mortgage loan portfolio is monitored based on performance of the loans. Monitoring on a residential mortgage loan increases when the loan is delinquent or earlier if there is an indication of impairment. We define non-performing residential mortgage loans as loans 90 days or greater delinquent or on non-accrual status.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

5.  Investments — (continued)

Our performing and non-performing residential mortgage loans were as follows:

December 31, 2011
	Home equity	First liens	Total
(in millions)
Performing	$ 597.8	$ 160.1	$ 757.9
Nonperforming	13.2	10.9	24.1
Total	$ 611.0	$ 171.0	$ 782.0

December 31, 2010
	Home equity	First liens	Total
(in millions)
Performing	$ 705.0	$ 186.2	$ 891.2
Nonperforming	14.3	9.7	24.0
Total	$ 719.3	$ 195.9	$ 915.2

Non-Accrual Mortgage Loans

Commercial and residential mortgage loans are placed on non-accrual status if we have concern regarding the collectability of future payments or if a loan has matured without being paid off or extended. Factors considered may include conversations with the borrower, loss of major tenant, bankruptcy of borrower or major tenant, decreased property cash flow for commercial mortgage loans or number of days past due for residential mortgage loans. Based on an assessment as to the collectability of the principal, a determination is made to apply any payments received either against the principal or according to the contractual terms of the loan. When a loan is placed on nonaccrual status, the accrued unpaid interest receivable is reversed against interest income. Accrual of interest resumes after factors resulting in doubts about collectability have improved.

            Mortgage loans on non-accrual status were as follows:

	December 31, 2011	December 31, 2010
	(in millions)
Commercial:
Brick and mortar	$ 46.8	$ 67.1
Residential:
Home equity	13.2	14.3
First liens	10.8	9.7
Total	$ 70.8	$ 91.1

The aging of mortgage loans and mortgage loans that were 90 days or more past due and still accruing interest were as follows:

	December 31, 2011
	30-59 days past due	60-89 days past due	90 days or more past due	Total past due	Current	Total loans
	(in millions)
Commercial-brick and mortar	$ 61.4	$ 4.4	$ 22.5	$ 88.3	$ 8,792.9	$ 8,881.2
Commercial-CTL	—	—	—	—	569.6	569.6
Residential-home equity	7.8	2.6	6.2	16.6	594.4	611.0
Residential-first liens	1.3	1.3	9.8	12.4	158.6	171.0
Total	$ 70.5	$ 8.3	$ 38.5	$ 117.3	$ 10,115.5	$ 10,232.8

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

5.  Investments — (continued)

December 31, 2010
	30-59 days past due	60-89 days past due	90 days or more past due	Total past due	Current	Total loans
	(in millions)
Commercial-brick and mortar	$ —	$ 22.5	$ 9.1	$ 31.6	$ 9,032.0	$ 9,063.6
Commercial-CTL	—	—	—	—	616.6	616.6
Residential-home equity	9.3	4.5	9.2	23.0	696.3	719.3
Residential-first liens	1.5	2.0	7.0	10.5	185.4	195.9
Total	$ 10.8	$ 29.0	$ 25.3	$ 65.1	$ 10,530.3	$ 10,595.4

We did not have any mortgage loans that were 90 days or more past due and still accruing interest as of both December 31, 2011 and 2010.

Mortgage Loan Valuation Allowance

            We establish a valuation allowance to provide for the risk of credit losses inherent in our portfolio. The valuation allowance includes loan specific reserves for loans that are deemed to be impaired as well as reserves for pools of loans with similar risk characteristics where a property risk or market specific risk has not been identified but for which we anticipate a loss may occur. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that we will be unable to collect all amounts due according to contractual terms of the loan agreement. When we determine that a loan is impaired, a valuation allowance is established equal to the difference between the carrying amount of the mortgage loan and the estimated value reduced by the cost to sell. Estimated value is based on either the present value of the expected future cash flows discounted at the loan's effective interest rate, the loan's observable market price or fair value of the collateral. Subsequent changes in the estimated value are reflected in the valuation allowance. Amounts on loans deemed to be uncollectible are charged off and removed from the valuation allowance. The change in the valuation allowance provision is included in net realized capital gains (losses) on our consolidated statements of operations.

            The valuation allowance is maintained at a level believed adequate by management to absorb estimated probable credit losses. Management's periodic evaluation and assessment of the valuation allowance adequacy is based on known and inherent risks in the portfolio, adverse situations that may affect a borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, portfolio delinquency information, underwriting standards, peer group information, current economic conditions, loss experience and other relevant factors. The evaluation of our impaired loan component is subjective, as it requires the estimation of timing and amount of future cash flows expected to be received on impaired loans.

We review our commercial mortgage loan portfolio and analyze the need for a valuation allowance for any loan that is delinquent for 60 days or more, in process of foreclosure, restructured, on the internal “watch list” or that currently has a valuation allowance. In addition to establishing allowance levels for specifically identified impaired commercial mortgage loans, management determines an allowance for all other loans in the portfolio for which historical experience and current economic conditions indicate certain losses exist. These loans are segregated by major product type and/or risk level with an estimated loss ratio applied against each product type and/or risk level. The loss ratio is generally based upon historic loss experience for each loan type as adjusted for certain environmental factors management believes to be relevant.

For our residential mortgage loan portfolio, we separate the loans into several homogeneous pools, each of which consist of loans of a similar nature including but not limited to loans similar in collateral, term and structure and loan purpose or type. We evaluate loan pools based on aggregated risk ratings, estimated specific loss potential in the different classes of credits, and historical loss experience by pool type. We adjust these quantitative factors for qualitative factors of present conditions. Qualitative factors include items such as economic and business conditions, changes in the portfolio, value of underlying collateral, and concentrations. Residential mortgage loan pools exclude loans that have been restructured or impaired, as those loans are evaluated individually.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

5.  Investments — (continued)

A rollforward of our valuation allowance and ending balances of the allowance and loan balance by basis of impairment method was as follows:

	Commercial	Residential	Total
	(in millions)
December 31, 2011
Beginning balance	$ 80.6	$ 37.7	$ 118.3
Provision	17.0	28.5	45.5
Charge-offs	(32.9)	(33.4)	(66.3)
Recoveries	0.1	3.2	3.3
Ending balance	$ 64.8	$ 36.0	$ 100.8
Allowance ending balance by basis of impairment method:
Individually evaluated for impairment	$ 16.3	$ 2.4	$ 18.7
Collectively evaluated for impairment	48.5	33.6	82.1
Allowance ending balance	$ 64.8	$ 36.0	$ 100.8
Loan balance by basis of impairment method:
Individually evaluated for impairment	$ 114.0	$ 24.2	$ 138.2
Collectively evaluated for impairment	9,336.8	757.8	10,094.6
Loan ending balance	$ 9,450.8	$ 782.0	$ 10,232.8
December 31, 2010
Beginning balance	$ 132.5	$ 28.8	$ 161.3
Provision	54.1	97.5	151.6
Charge-offs	(106.0)	(89.7)	(195.7)
Recoveries	—	1.1	1.1
Ending balance	$ 80.6	$ 37.7	$ 118.3
Allowance ending balance by basis of impairment method:
Individually evaluated for impairment	$ 9.1	$ 3.0	$ 12.1
Collectively evaluated for impairment	71.5	34.7	106.2
Allowance ending balance	$ 80.6	$ 37.7	$ 118.3
Loan balance by basis of impairment method:
Individually evaluated for impairment	$ 29.8	$ 16.1	$ 45.9
Collectively evaluated for impairment	9,650.4	899.1	10,549.5
Loan ending balance	$ 9,680.2	$ 915.2	$ 10,595.4
December 31, 2009
Beginning balance	$ 57.0	$ 12.1	$ 69.1
Provision	115.4	32.9	148.3
Charge-offs/recoveries	(39.9)	(16.2)	(56.1)
Ending balance	$ 132.5	$ 28.8	$ 161.3

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

5.  Investments — (continued)

Impaired Mortgage Loans

Impaired mortgage loans are loans with a related specific valuation allowance, loans whose carrying amount has been reduced to the expected collectible amount because the impairment has been considered other than temporary or a loan modification has been classified as a TDR. Based on an assessment as to the collectability of the principal, a determination is made to apply any payments received either against the principal or according to the contractual terms of the loan. Our recorded investment in and unpaid principal balance of impaired loans along with the related loan specific allowance for losses, if any,  and the average recorded investment and interest income recognized during the time the loans were impaired were as follows:

	Recorded investment	Unpaid principal balance	Related allowance	Average recorded investment	Interest income recognized
	(in millions)
For the year ended December 31, 2011
With no related allowance recorded:
Commercial-brick and mortar	$ —	$ 0.3	$ —	$ 11.3	$ 0.9
Residential-first liens	4.4	4.2	—	4.4	—
With an allowance recorded:
Commercial-brick and mortar	114.0	114.0	16.3	79.0	1.0
Residential-home equity	14.5	14.2	1.9	12.6	0.8
Residential-first liens	5.3	5.3	0.5	5.6	0.2
Total:
Commercial	$ 114.0	$ 114.3	$ 16.3	$ 90.3	$ 1.9
Residential	$ 24.2	$ 23.7	$ 2.4	$ 22.6	$ 1.0
For the year ended December 31, 2010
With no related allowance recorded:
Commercial-brick and mortar	$ 22.5	$ 28.9	$ —	$ 13.4	$ 1.1
Residential-first liens	5.3	5.2	—	5.3	—
With an allowance recorded:
Commercial-brick and mortar	29.8	29.7	9.1	77.2	1.8
Residential-home equity	11.5	11.2	2.4	12.2	—
Residential-first liens	4.6	4.6	0.6	11.7	—
Total:
Commercial	$ 52.3	$ 58.6	$ 9.1	$ 90.6	$ 2.9
Residential	$ 21.4	$ 21.0	$ 3.0	$ 29.2	$ —
For the year ended December 31, 2009
Total:
Commercial	$ 120.7	$ 120.5	$ 43.8	$ 97.6	$ 0.3
Residential	$ 10.2	$ 14.7	$ 6.3	$ 12.5	$ —

Mortgage Loan Modifications

            Our commercial and residential mortgage loan portfolios include loans that have been modified. We assess loan modifications on a case-by-case basis to evaluate whether a TDR has occurred. The commercial mortgage loan TDR was modified to delay principal payments and to reduce or delay interest payments. For this TDR assessment, we have determined the loan rate is now considered below market based on current circumstances. The commercial mortgage loan modification resulted in delayed cash receipts and a decrease in interest income. The residential mortgage loan TDRs include modifications of interest-only payment periods, delays in principal balloon payments, and interest rate reductions. Residential mortgage loan modifications resulted in delayed or decreased cash receipts and a decrease in interest income.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

5.  Investments — (continued)

The following table includes information about outstanding loans that were modified and met the criteria of a TDR during the period. In addition, the table includes information for loans that were modified and met the criteria of a TDR within the past twelve months that were in payment default during the period:

	For the year ended December 31, 2011
	TDRs		TDRs in payment default
	Number of contracts	Recorded investment	Number of contracts	Recorded investment
		(in millions)		(in millions)
Commercial-brick and mortar	1	$ 4.4	1	$ 4.4
Residential-home equity	151	7.9	6	—
Residential-first liens	7	1.6	1	0.3
Total	159	$ 13.9	8	$ 4.7

The commercial mortgage loan that has been designated as a TDR has been previously reserved for in the mortgage loan valuation allowance to the estimated fair value of the underlying collateral reduced by the cost to sell.

Residential mortgage loans that have been designated as a TDR are specifically reserved for in the mortgage loan valuation allowance if losses result from the modification. Residential mortgage loans that have defaulted are reduced to the expected collectible amount.

Real Estate

            Depreciation expense on invested real estate was $41.4 million, $41.1 million and $41.7 million in 2011, 2010 and 2009, respectively. Accumulated depreciation was $361.8 million and $331.2 million as of December 31, 2011 and 2010, respectively.

Other Investments

            Other investments include minority interests in unconsolidated entities, joint ventures and partnerships and properties owned jointly with venture partners and operated by the partners. Such investments are generally accounted for using the equity method. In applying the equity method, we record our share of income or loss reported by the equity investees in net investment income. Summarized financial information for these unconsolidated entities was as follows:

	December 31,
	2011	2010
	(in millions)
Total assets	$ 8,331.5	$ 6,366.8
Total liabilities	3,812.0	2,972.9
Total equity	$ 4,519.5	$ 3,393.9

Net investment in unconsolidated entities	$ 251.9	$ 77.4

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

5.  Investments — (continued)

	For the year ended December 31,
	2011	2010	2009
	(in millions)
Total revenues	$ 2,106.1	$ 3,076.1	$ 2,594.8
Total expenses	1,723.3	2,782.7	2,770.2
Net income	377.4	269.8	129.4

Our share of net income of unconsolidated entities	34.0	28.9	2.5

Derivative assets are carried at fair value and reported as a component of other investments. Certain seed money investments are also carried at fair value and reported as a component of other investments, with changes in fair value included in net realized capital gains (losses) on our consolidated statements of operations.

Securities Posted as Collateral

            We posted $1,469.5 million in fixed maturities, available-for-sale securities at December 31, 2011, to satisfy collateral requirements primarily associated with a reinsurance arrangement, our derivative credit support annex (collateral) agreements and our obligation under funding agreements with the Federal Home Loan Bank of Des Moines (“FHLB Des Moines”). In addition, we posted $1,683.2 million in commercial mortgage loans as of December 31, 2011, to satisfy collateral requirements associated with our obligation under funding agreements with the FHLB Des Moines. Since we did not relinquish ownership rights on these instruments, they are reported as fixed maturities, available-for-sale and mortgage loans, respectively, on our consolidated statements of financial position.

6. Derivative Financial Instruments

            Derivatives are generally used to hedge or reduce exposure to market risks associated with assets held or expected to be purchased or sold and liabilities incurred or expected to be incurred. Derivatives are used to change the characteristics of our asset/liability mix consistent with our risk management activities. Derivatives are also used in asset replication strategies.

Types of Derivative Instruments

Interest Rate Contracts

Interest rate risk is the risk that we will incur economic losses due to adverse changes in interest rates. Sources of interest rate risk include the difference between the maturity and interest rate changes of assets with the liabilities they support, timing differences between the pricing of liabilities and the purchase or procurement of assets and changing cash flow profiles from original projections due to prepayment options embedded within asset and liability contracts. We use various derivatives to manage our exposure to fluctuations in interest rates.

Interest rate swaps are contracts in which we agree with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts based upon designated market rates or rate indices and an agreed upon notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. Cash is paid or received based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty at each due date. We use interest rate swaps primarily to more closely match the interest rate characteristics of assets and liabilities and to mitigate the risks arising from timing mismatches between assets and liabilities (including duration mismatches). We also use interest rate swaps to hedge against changes in the value of assets we anticipate acquiring and other anticipated transactions and commitments. Interest rate swaps are used to hedge against changes in the value of the guaranteed minimum withdrawal benefit (“GMWB”) liability. The GMWB rider on our variable annuity products provides for guaranteed minimum withdrawal benefits regardless of the actual performance of various equity and/or fixed income funds available with the product.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

6. Derivative Financial Instruments — (continued)

Interest rate caps and interest rate floors, which can be combined to form interest rate collars, are contracts that entitle the purchaser to pay or receive the amounts, if any, by which a specified market rate exceeds a cap strike interest rate, or falls below a floor strike interest rate, respectively, at specified dates. We have entered into interest rate collars whereby we receive amounts if a specified market rate falls below a floor strike interest rate, and we pay if a specified market rate exceeds a cap strike interest rate. We use interest rate collars to manage interest rate risk related to guaranteed minimum interest rate liabilities in our individual annuities contracts.

A swaption is an option to enter into an interest rate swap at a future date. We purchase swaptions to offset existing exposures. Swaptions provide us the benefit of the agreed-upon strike rate if the market rates for liabilities are higher, with the flexibility to enter into the current market rate swap if the market rates for liabilities are lower. Swaptions not only hedge against the downside risk, but also allow us to take advantage of any upside benefits.

In exchange‑traded futures transactions, we agree to purchase or sell a specified number of contracts, the values of which are determined by the values of designated classes of securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. We enter into exchange‑traded futures with regulated futures commissions merchants who are members of a trading exchange. We have used exchange‑traded futures to reduce market risks from changes in interest rates and to alter mismatches between the assets in a portfolio and the liabilities supported by those assets.

Foreign Exchange Contracts

Foreign currency risk is the risk that we will incur economic losses due to adverse fluctuations in foreign currency exchange rates. This risk arises from foreign currency-denominated funding agreements we issue and foreign currency-denominated fixed maturities we invest in. We may use currency swaps to hedge foreign currency risk.

Currency swaps are contracts in which we agree with other parties to exchange, at specified intervals, a series of principal and interest payments in one currency for that of another currency. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party. The interest payments are primarily fixed-to-fixed rate; however, they may also be fixed-to-floating rate or floating-to-fixed rate. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty for payments made in the same currency at each due date. We use currency swaps to reduce market risks from changes in currency exchange rates with respect to investments or liabilities denominated in foreign currencies that we either hold or intend to acquire or sell.

Equity Contracts

Equity risk is the risk that we will incur economic losses due to adverse fluctuations in common stock. We use various derivatives to manage our exposure to equity risk, which arises from products in which the interest we credit is tied to an external equity index as well as products subject to minimum contractual guarantees.

We may sell an investment-type insurance contract with attributes tied to market indices (an embedded derivative as noted below), in which case we write an equity call option to convert the overall contract into a fixed-rate liability, essentially eliminating the equity component altogether. We purchase equity call spreads to hedge the equity participation rates promised to contractholders in conjunction with our fixed deferred annuity products that credit interest based on changes in an external equity index. We use exchange-traded futures and equity put options to hedge against changes in the value of the GMWB liability related to the GMWB rider on our variable annuity product, as previously explained. The premium associated with certain options is paid quarterly over the life of the option contract.

Total return swaps are contracts in which we agree with other parties to exchange, at specified intervals, an amount determined by the difference between the previous price and the current price of a reference asset based upon an agreed upon notional principal amount plus an additional amount determined by the financing spread.  We currently use total return swaps where the reference asset is an equity index to hedge our portfolio from potential credit losses.

Credit Contracts

Credit risk relates to the uncertainty associated with the continued ability of a given obligor to make timely payments of principal and interest. We use credit default swaps to enhance the return on our investment portfolio by providing comparable

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

6. Derivative Financial Instruments — (continued)

exposure to fixed income securities that might not be available in the primary market. They are also used to hedge credit exposures in our investment portfolio. Credit derivatives are used to sell or buy credit protection on an identified name or names on an unfunded or synthetic basis in return for receiving or paying a quarterly premium. The premium generally corresponds to a referenced name's credit spread at the time the agreement is executed. In cases where we sell protection, at the same time we enter into these synthetic transactions, we buy a quality cash bond to match against the credit default swap. When selling protection, if there is an event of default by the referenced name, as defined by the agreement, we are obligated to pay the counterparty the referenced amount of the contract and receive in return the referenced security in a principal amount equal to the notional value of the credit default swap.

Other Contracts

Embedded Derivatives. We purchase or issue certain financial instruments or products that contain a derivative instrument that is embedded in the financial instrument or product. When it is determined that the embedded derivative possesses economic characteristics that are not clearly or closely related to the economic characteristics of the host contract and a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host instrument for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated statements of financial position, is carried at fair value.

We sell investment-type insurance contracts in which the return is tied to an external equity index, a leveraged inflation index or leveraged reference swap. We economically hedge the risk associated with these investment-type insurance contracts.

We offer group benefit plan contracts that have guaranteed separate accounts as an investment option.

We have structured investment relationships with trusts we have determined to be VIEs, which are consolidated in our financial statements. The notes issued by these trusts include obligations to deliver an underlying security to residual interest holders and the obligations contain an embedded derivative of the forecasted transaction to deliver the underlying security.

We have fixed deferred annuities that credit interest based on changes in an external equity index. We also have certain variable annuity products with a GMWB rider, which provides that the contractholder will receive at least their principal deposit back through withdrawals of up to a specified annual amount, even if the account value is reduced to zero. Declines in the equity markets may increase our exposure to benefits under contracts with the GMWB. We economically hedge the exposure in these annuity contracts, as previously explained.

Exposure

            Our risk of loss is typically limited to the fair value of our derivative instruments and not to the notional or contractual amounts of these derivatives. We are also exposed to credit losses in the event of nonperformance of the counterparties. Our current credit exposure is limited to the value of derivatives that have become favorable to us. This credit risk is minimized by purchasing such agreements from financial institutions with high credit ratings and by establishing and monitoring exposure limits. We also utilize various credit enhancements, including collateral and credit triggers to reduce the credit exposure to our derivative instruments.

            Our derivative transactions are generally documented under International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements. Management believes that such agreements provide for legally enforceable set-off and close-out netting of exposures to specific counterparties. Under such agreements, in connection with an early termination of a transaction, we are permitted to set off our receivable from a counterparty against our payables to the same counterparty arising out of all included transactions. For reporting purposes, we do not offset fair value amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral against fair value amounts recognized for derivative instruments executed with the same counterparties under master netting agreements.

We posted $502.4 million and $376.8 million in cash and securities under collateral arrangements as of December 31, 2011 and 2010, respectively, to satisfy collateral requirements associated with our derivative credit support agreements.

Certain of our derivative instruments contain provisions that require us to maintain an investment grade rating from each of the major credit rating agencies on our debt. If the rating on our debt were to fall below investment grade, it would be in violation of these provisions and the counterparties to the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization on derivative instruments in net liability positions. The aggregate fair value, inclusive of accrued interest, of all derivative instruments with credit-risk-related contingent features that were in a liability position without Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

6. Derivative Financial Instruments — (continued)

regard to netting under derivative credit support annex agreements as of December 31, 2011 and 2010, was $1,483.7 million and $1,262.0 million, respectively. With respect to these derivatives, we posted collateral of $502.4 million and $376.8 million as of December 31, 2011 and 2010, respectively, in the normal course of business, which reflects netting under derivative credit support annex agreements. If the credit-risk-related contingent features underlying these agreements were triggered on December 31, 2011, we would be required to post an additional $48.0 million of collateral to our counterparties.

As of December 31, 2011 and 2010, we had received $225.5 million and $233.1 million, respectively, of cash collateral associated with our derivative credit support annex agreements, for which we recorded a corresponding liability reflecting our obligation to return the collateral.

Notional amounts are used to express the extent of our involvement in derivative transactions and represent a standard measurement of the volume of our derivative activity. Notional amounts represent those amounts used to calculate contractual flows to be exchanged and are not paid or received, except for contracts such as currency swaps. Credit exposure represents the gross amount owed to us under derivative contracts as of the valuation date. The notional amounts and credit exposure of our derivative financial instruments by type were as follows:

	December 31, 2011	December 31, 2010
	(in millions)
Notional amounts of derivative instruments
Interest rate contracts:
.. Interest rate swaps	$ 19,488.3	$ 19,803.0
Futures	484.2	0.8
.. Interest rate collars	500.0	500.0
.. Swaptions	68.5	68.5
Foreign exchange contracts:
.. Foreign currency swaps	3,844.3	4,553.9
Equity contracts:
.. Options	1,608.4	997.5
.. Futures	270.3	—
.. Total return swaps	15.0	—
Credit contracts:
.. Credit default swaps	1,374.3	1,482.4
Other contracts:
.. Embedded derivative financial instruments	4,394.3	3,478.2
Total notional amounts at end of period	$ 32,047.6	$ 30,884.3

Credit exposure of derivative instruments
Interest rate contracts:
.. Interest rate swaps	$ 752.2	$ 607.1
.. Interest rate collars	38.5	1.7
.. Swaptions	—	0.1
Foreign exchange contracts:
.. Foreign currency swaps	305.5	471.8
Equity contracts:
.. Options	120.3	64.9
Credit contracts:
.. Credit default swaps	12.8	6.7
Total gross credit exposure	1,229.3	1,152.3
Less: collateral received	225.5	233.1
Net credit exposure	$ 1,003.8	$ 919.2

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

6. Derivative Financial Instruments — (continued)

The fair value of our derivative instruments classified as assets and liabilities was as follows:

	Derivative assets (1)		Derivative liabilities (2)
	December 31, 2011	December 31, 2010	December 31, 2011	December 31, 2010
	(in millions)
Derivatives designated as hedging instruments
Interest rate contracts	$ 0.2	$ 66.6	$ 500.9	$ 405.4
Foreign exchange contracts	267.2	390.8	158.4	142.5
Total derivatives designated as hedging instruments	$ 267.4	$ 457.4	$ 659.3	$ 547.9

Derivatives not designated as hedging instruments
Interest rate contracts	$ 731.0	$ 488.4	$ 651.3	$ 459.5
Foreign exchange contracts	23.9	41.1	35.1	60.3
Equity contracts	120.3	64.9	1.0	31.7
Credit contracts	12.8	6.7	169.5	171.7
Other contracts	—	—	312.0	131.8
Total derivatives not designated as hedging instruments	$ 888.0	$ 601.1	$ 1,168.9	$ 855.0

Total derivative instruments	$ 1,155.4	$ 1,058.5	$ 1,828.2	$ 1,402.9

(1)      The fair value of derivative assets is reported with other investments on the consolidated statements of financial position.

(2)      The fair value of derivative liabilities is reported with other liabilities on the consolidated statements of financial position, with the exception of certain embedded derivative liabilities. Embedded derivative liabilities with a net (asset) liability fair value of $171.8  million and $(7.4) million as of December 31, 2011 and December 31, 2010, respectively, are reported with contractholder funds on the consolidated statements of financial position.

Credit Derivatives Sold

When we sell credit protection, we are exposed to the underlying credit risk similar to purchasing a fixed maturity security instrument. The majority of our credit derivative contracts sold reference a single name or reference security (referred to as “single name credit default swaps”). The remainder of our credit derivatives reference either a basket or index of securities. These instruments are either referenced in an over-the-counter credit derivative transaction, or embedded within an investment structure that has been fully consolidated into our financial statements.

These credit derivative transactions are subject to events of default defined within the terms of the contract, which normally consist of bankruptcy, failure to pay, or modified restructuring of the reference entity and/or issue. If a default event occurs for a reference name or security, we are obligated to pay the counterparty an amount equal to the notional amount of the credit derivative transaction. As a result, our maximum future payment is equal to the notional amount of the credit derivative. In certain cases, we also have purchased credit protection with identical underlyings to certain of our sold protection transactions. The effect of this purchased protection would reduce our total maximum future payments by $20.0 million and $10.0 million as of December 31, 2011 and 2010, respectively. These purchased credit derivative transactions had a net asset (liability) fair value of zero and $(0.8) million as of December 31, 2011 and 2010, respectively. In certain circumstances, our potential loss could also be reduced by any amount recovered in the default proceedings of the underlying credit name.

We purchased certain investment structures with embedded credit features that are fully consolidated into our financial statements. This consolidation results in recognition of the underlying credit derivatives and collateral within the structure, typically high quality fixed maturities that are owned by a special purpose vehicle. These credit derivatives reference a single name or several names in a basket structure. In the event of default, the collateral within the structure would typically be liquidated to pay the claims of the credit derivative counterparty.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

6. Derivative Financial Instruments — (continued)

The following tables show our credit default swap protection sold by types of contract, types of referenced/underlying asset class and external agency rating for the underlying reference security. The maximum future payments are undiscounted and have not been reduced by the effect of any offsetting transactions, collateral or recourse features described above.

	December 31, 2011
				Weighted
			Maximum	average
	Notional	Fair	future	expected life
	amount	value	payments	(in years)
	(in millions)
Single name credit default swaps
Corporate debt
AA	$ 85.0	$ (1.0)	$ 85.0	4.0
A	483.0	(1.4)	483.0	2.5
BBB	110.0	(0.3)	110.0	1.7
CCC	10.0	(0.1)	10.0	0.2
Structured finance
C	10.0	(8.9)	10.0	10.1
Near default	12.9	(12.8)	12.9	1.2
Total single name credit default swaps	710.9	(24.5)	710.9	2.6

Basket and index credit default swaps
Corporate debt
CCC	132.4	(104.7)	132.4	5.2
CC	15.0	(14.8)	15.0	1.0
Government/municipalities
A	40.0	(10.5)	40.0	4.4
Structured finance
BBB	25.0	(11.0)	25.0	5.5
Total basket and index credit default swaps	212.4	(141.0)	212.4	4.8
Total credit default swap protection sold	$ 923.3	$ (165.5)	$ 923.3	3.1

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

6. Derivative Financial Instruments — (continued)

	December 31, 2010
				Weighted
			Maximum	average
	Notional	Fair	future	expected life
	amount	value	payments	(in years)
	(in millions)
Single name credit default swaps
Corporate debt
AA	$ 135.0	$ (0.5)	$ 135.0	3.9
A	564.0	0.9	564.0	2.9
BBB	150.0	0.3	150.0	1.1
Structured finance
B	25.9	(20.0)	25.9	5.9
CCC	22.0	(18.4)	22.0	9.4
Total single name credit default swaps	896.9	(37.7)	896.9	3.0

Basket and index credit default swaps
Corporate debt
A	6.0	—	6.0	1.0
CCC	125.0	(103.0)	125.0	6.2
CC	15.0	(8.5)	15.0	2.0
Government/municipalities
A	40.0	(11.2)	40.0	5.4
Structured finance
AA	20.0	(2.0)	20.0	4.4
BBB	5.0	(0.3)	5.0	14.9
Total basket and index credit default swaps	211.0	(125.0)	211.0	5.6
Total credit default swap protection sold	$ 1,107.9	$ (162.7)	$ 1,107.9	3.5

We also have invested in fixed maturities classified as available-for-sale that contain credit default swaps that do not require bifurcation and fixed maturities classified as trading that contain credit default swaps. These securities are subject to the credit risk of the issuer, normally a special purpose vehicle, which consists of the underlying credit default swaps and high quality fixed maturities that serve as collateral. A default event occurs if the cumulative losses exceed a specified attachment point, which is typically not the first loss of the portfolio. If a default event occurs that exceeds the specified attachment point, our investment may not be fully returned. We would have no future potential payments under these investments. The following tables show, by the types of referenced/underlying asset class and external rating, our fixed maturities with embedded credit derivatives.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

6. Derivative Financial Instruments — (continued)

	December 31, 2011
			Weighted
			average
	Amortized	Carrying	expected life
	cost	value	(in years)
	(in millions)
Corporate debt
BB	$ 14.7	$ 14.7	5.0
CCC	25.0	20.8	1.5
CC	3.7	0.7	4.0
Total corporate debt	43.4	36.2	2.9
Structured finance
AA	9.3	9.3	6.4
BBB	27.4	24.5	4.5
BB	15.0	13.9	2.5
B	11.2	11.2	5.4
CCC	3.5	3.6	4.8
CC	0.7	0.7	5.3
C	0.2	0.1	8.2
Near default	0.2	0.2	4.7
Total structured finance	67.5	63.5	4.5
Total fixed maturities with credit derivatives	$ 110.9	$ 99.7	3.9

	December 31, 2010
			Weighted
			average
	Amortized	Carrying	expected life
	cost	value	(in years)
	(in millions)
Corporate debt
BB	$ 18.1	$ 18.1	6.0
CCC	50.0	46.2	2.1
CC	12.1	1.6	4.9
Total corporate debt	80.2	65.9	3.4
Structured finance
AA	5.2	5.2	5.8
BBB	26.8	23.1	5.5
BB	15.5	15.0	3.7
B	10.5	10.5	6.4
CCC	9.2	8.7	5.9
C	13.5	5.8	12.8
Total structured finance	80.7	68.3	6.6
Total fixed maturities with credit derivatives	$ 160.9	$ 134.2	5.0

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

6. Derivative Financial Instruments — (continued)

Fair Value Hedges

            We use fixed-to-floating rate interest rate swaps to more closely align the interest rate characteristics of certain assets and liabilities. In general, these swaps are used in asset and liability management to modify duration, which is a measure of sensitivity to interest rate changes.

            We enter into currency exchange swap agreements to convert certain foreign denominated assets and liabilities into U.S. dollar floating-rate denominated instruments to eliminate the exposure to future currency volatility on those items.

We also sell callable investment-type insurance contracts and use cancellable interest rate swaps to hedge the changes in fair value of the callable feature.

            The net interest effect of interest rate swap and currency swap transactions for derivatives in fair value hedges is recorded as an adjustment to income or expense of the underlying hedged item in our consolidated statements of operations.

Hedge effectiveness testing for fair value relationships is performed utilizing a regression analysis approach for both prospective and retrospective evaluations. This regression analysis will consider multiple data points for the assessment that the hedge continues to be highly effective in achieving offsetting changes in fair value. In certain periods, the comparison of the change in value of the derivative and the change in the value of the hedged item may not be offsetting at a specific period in time due to small movements in value. However, any amounts recorded as fair value hedges have shown to be highly effective in achieving offsetting changes in fair value both for present and future periods.

The following table shows the effect of derivatives in fair value hedging relationships and the related hedged items on the consolidated statements of operations. All gains or losses on derivatives were included in the assessment of hedge effectiveness.

Derivatives in fair value hedging	Amount of gain (loss) recognized in net income on derivatives for the year ended December 31, (1)			Hedged items in fair value	Amount of gain (loss) recognized in net income on related hedged item for the year ended December 31, (1)
relationships	2011	2010	2009	hedging relationships	2011	2010	2009
	(in millions)				(in millions)
Interest rate contracts	$ (108.5)	$ (100.2)	$ 308.6	Fixed maturities, available-for-sale	$ 105.4	$ 106.4	$ (264.0)
Interest rate contracts	(2.2)	(19.2)	(30.8)	Investment-type insurance contracts	2.4	20.6	46.9
Foreign exchange contracts	1.1	6.9	4.8	Fixed maturities, available-for-sale	(1.3)	(5.6)	(6.0)
Foreign exchange contracts	(25.6)	(23.3)	82.4	Investment-type insurance contracts	25.7	18.1	(86.2)
Total	$ (135.2)	$ (135.8)	$ 365.0	Total	$ 132.2	$ 139.5	$ (309.3)

(1)      The gain (loss) on both derivatives and hedged items in fair value relationships is reported in net realized capital gains (losses) on the consolidated statements of operations. The net amount represents the ineffective portion of our fair value hedges.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

6. Derivative Financial Instruments — (continued)

The following table shows the periodic settlements on interest rate contracts and foreign exchange contracts in fair value hedging relationships.

	Amount of gain (loss) for the year ended December 31,
Hedged Item	2011	2010	2009
	(in millions)
Fixed maturities, available-for-sale (1)	$ (158.9)	$ (161.9)	$ (143.5)
Investment-type insurance contracts (2)	44.0	76.3	106.2

(1)      Reported in net investment income on the consolidated statements of operations.

(2)      Reported in benefits, claims and settlement expenses on the consolidated statements of operations.

Cash Flow Hedges

            We utilize floating-to-fixed rate interest rate swaps to eliminate the variability in cash flows of recognized financial assets and liabilities and forecasted transactions.

            We enter into currency exchange swap agreements to convert both principal and interest payments of certain foreign denominated assets and liabilities into U.S. dollar denominated fixed-rate instruments to eliminate the exposure to future currency volatility on those items.

The net interest effect of interest rate swap and currency swap transactions for derivatives in cash flow hedges is recorded as an adjustment to income or expense of the underlying hedged item in our consolidated statements of operations.

The maximum length of time that we are hedging our exposure to the variability in future cash flows for forecasted transactions, excluding those related to the payments of variable interest on existing financial assets and liabilities, is 8.5 years. At December 31, 2011, we had $135.1 million of net gains reported in AOCI on the consolidated statements of financial position related to active hedges of forecasted transactions. If a hedged forecasted transaction is no longer probable of occurring, cash flow hedge accounting is discontinued. If it is probable that the hedged forecasted transaction will not occur, the deferred gain or loss is immediately reclassified from OCI into net income. No amounts were reclassified from AOCI into net realized capital gains (losses) as a result of the determination that hedged cash flows were probable of not occurring during the years ended December 31, 2011 and 2010. During the year ended December 31, 2009, $40.4 million of gross unrealized losses were reclassified from AOCI into net realized capital gains (losses) as a result of the determination that hedged cash flows of a forecasted liability issuance were probable of not occurring.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

6. Derivative Financial Instruments — (continued)

The following table shows the effect of derivatives in cash flow hedging relationships on the consolidated statements of operations and consolidated statements of financial position. All gains or losses on derivatives were included in the assessment of hedge effectiveness.

Derivatives in cash flow hedging		Amount of gain (loss) recognized in AOCI on derivatives (effective portion) for the year ended December 31,			Location of gain (loss) reclassified from AOCI into net income	Amount of gain (loss) reclassified from AOCI on derivatives (effective portion) for the year ended December 31,
relationships	Related hedged item	2011	2010	2009	(effective portion)	2011	2010	2009
		(in millions)				(in millions)
Interest rate contracts	Fixed maturities, available-for-sale	$ 107.1	$ (18.1)	$ (124.4)	Net investment income	$ 7.2	$ 7.1	$ 4.8
					Net realized capital gains (losses)	(0.2)	8.0	—
Interest rate contracts	Investment-type insurance contracts	(1.0)	18.4	112.3	Benefits, claims and settlement expenses	(0.8)	(0.8)	(0.8)
Foreign exchange contracts	Fixed maturities, available-for-sale	29.9	136.7	(216.8)	Net realized capital gains (losses)	(20.4)	(41.6)	(15.5)
Foreign exchange contracts	Investment-type insurance contracts	12.8	(24.0)	126.7	Benefits, claims and settlement expenses	(1.7)	(6.1)	(5.6)
					Net realized capital gains (losses)	—	(0.7)	(4.3)
Total		$ 148.8	$ 113.0	$ (102.2)	Total	$ (15.9)	$ (34.1)	$ (21.4)

The following table shows the periodic settlements on interest rate contracts and foreign exchange contracts in cash flow hedging relationships.

	Amount of gain (loss) for the year ended December 31,
Hedged Item	2011	2010	2009
	(in millions)
Fixed maturities, available-for-sale (1)	$ 9.3	$ 11.1	$ 16.9
Investment-type insurance contracts (2)	(13.1)	(12.5)	(20.0)

(1)      Reported in net investment income on the consolidated statements of operations.

(2)      Reported in benefits, claims and settlement expenses on the consolidated statements of operations.

The ineffective portion of our cash flow hedges is reported in net realized capital gains (losses) on the consolidated statements of operations. The net loss resulting from the ineffective portion of interest rate contracts in cash flow hedging relationships was zero for the years ended December 31, 2011, 2010 and 2009. The net gain resulting from the ineffective portion of foreign currency contracts in cash flow hedging relationships was $0.5 million, $0.9 million and $2.2 million for the years ended December 31, 2011, 2010 and 2009, respectively.

We expect to reclassify net gains of $3.7 million from AOCI into net income in the next 12 months, which includes both net deferred gains on discontinued hedges and net deferred losses on periodic settlements of active hedges. Actual amounts may vary from this amount as a result of market conditions.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

6. Derivative Financial Instruments — (continued)

Derivatives Not Designated as Hedging Instruments

            Our use of futures, certain swaptions and swaps, collars and options are effective from an economic standpoint, but they have not been designated as hedges for financial reporting purposes. As such, periodic changes in the fair value of these instruments, which includes mark-to-market gains and losses as well as periodic and final settlements, primarily flow directly into net realized capital gains (losses) on the consolidated statements of operations. Gains and losses on certain derivatives used in relation to certain trading portfolios are reported in net investment income on the consolidated statements of operations.

The following tables show the effect of derivatives not designated as hedging instruments, including fair value changes of embedded derivatives that have been bifurcated from the host contract, on the consolidated statements of operations.

	Amount of gain (loss) recognized in net income on derivatives for the year ended December 31,
Derivatives not designated as hedging instruments	2011	2010	2009
	(in millions)
Interest rate contracts	$ 133.7	$ 45.3	$ (58.8)
Foreign exchange contracts	(22.9)	(79.6)	68.3
Equity contracts	55.3	(24.0)	(107.7)
Credit contracts	(10.9)	5.3	61.7
Other contracts (1)	(190.4)	(1.2)	7.8
Total	$ (35.2)	$ (54.2)	$ (28.7)

(1)      The increase in the loss recognized in net income primarily relates to the change in fair value of the GMWB embedded derivative that is primarily related to market risk impacts (including spread reflecting improvement in our own creditworthiness).

7.  Closed Block

            In connection with the 1998 MIHC formation, we formed a Closed Block to provide reasonable assurance to policyholders included therein that, after the formation of the MIHC, assets would be available to maintain dividends in aggregate in accordance with the 1997 policy dividend scales, if the experience underlying such scales continued. Certain of our assets were allocated to the Closed Block in an amount that produces cash flows which, together with anticipated revenue from policies and contracts included in the Closed Block, were expected to be sufficient to support the Closed Block policies, including, but not limited to, provisions for payment of claims, certain expenses, charges and taxes, and to provide for continuation of policy and contract dividends in aggregate in accordance with the 1997 dividend scales, if the experience underlying such scales continues, and to allow for appropriate adjustments in such scales, if such experience changes. Due to adjustable life policies being included in the Closed Block, the Closed Block is charged with amounts necessary to properly fund for certain adjustments, such as face amount and premium increases, that are made to these policies after the Closed Block inception date. These amounts are referred to as Funding Adjustment Charges and are treated as capital transfers from the Closed Block.

            Assets allocated to the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block. Closed Block assets and liabilities are carried on the same basis as other similar assets and liabilities. We will continue to pay guaranteed benefits under all policies, including the policies within the Closed Block, in accordance with their terms. If the assets allocated to the Closed Block, the investment cash flows from those assets and the revenues from the policies included in the Closed Block, including investment income thereon, prove to be insufficient to pay the benefits guaranteed under the policies included in the Closed Block, we will be required to make such payments from their general funds. No additional policies were added to the Closed Block, nor was the Closed Block affected in any other way, as a result of the demutualization.

            A policyholder dividend obligation (“PDO”) is required to be established for earnings in the Closed Block that are not available to PFG stockholders. A model of the Closed Block was established to produce the pattern of expected earnings in the Closed Block, adjusted to eliminate the impact of related amounts in AOCI.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

7.  Closed Block — (continued)

            If actual cumulative earnings of the Closed Block are greater than the expected cumulative earnings of the Closed Block, only the expected cumulative earnings will be recognized in income with the excess recorded as a PDO. This PDO represents undistributed accumulated earnings that will be paid to Closed Block policyholders as additional policyholder dividends unless offset by future performance of the Closed Block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, only actual earnings will be recognized in income. At December 31, 2011 and 2010, cumulative actual earnings have been less than cumulative expected earnings. However, cumulative net unrealized gains were greater than expected, resulting in the recognition of a PDO of $3.1 million as of December 31, 2011. We had no PDO liability as of December 31, 2010.

            Closed Block liabilities and assets designated to the Closed Block were as follows:

	December 31,
	2011	2010
	(in millions)
Closed Block liabilities
Future policy benefits and claims	$ 4,829.6	$ 5,003.1
Other policyholder funds	20.6	21.7
Policyholder dividends payable	283.2	294.2
Policyholder dividends obligation	3.1	—
Other liabilities	35.9	79.2
Total Closed Block liabilities	5,172.4	5,398.2
Assets designated to the Closed Block
Fixed maturities, available‑for‑sale	2,744.7	2,833.7
Fixed maturities, trading	23.2	29.5
Equity securities, available‑for‑sale	6.1	11.2
Mortgage loans	691.0	677.9
Policy loans	697.7	725.4
Other investments	172.5	163.5
Total investments	4,335.2	4,441.2
Cash and cash equivalents	3.0	—
Accrued investment income	59.6	64.3
Premiums due and other receivables	13.8	17.9
Deferred income tax asset	42.0	60.2
Total assets designated to the Closed Block	4,453.6	4,583.6
Excess of Closed Block liabilities over assets designated to the Closed Block	718.8	814.6
Amounts included in accumulated other comprehensive income	68.2	33.0
Maximum future earnings to be recognized from Closed Block assets and liabilities	$ 787.0	$ 847.6

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

7.  Closed Block — (continued)

            Closed Block revenues and expenses were as follows:

	For the year ended December 31,
	2011	2010	2009
	(in millions)
Revenues
Premiums and other considerations	$ 428.8	$ 459.3	$ 508.6
Net investment income	238.2	257.6	268.6
Net realized capital gains (losses)	7.9	1.8	(23.5)
Total revenues	674.9	718.7	753.7
Expenses
Benefits, claims and settlement expenses	370.7	385.5	422.1
Dividends to policyholders	204.2	215.1	235.9
Operating expenses	2.9	6.4	6.8
Total expenses	577.8	607.0	664.8
Closed Block revenues, net of Closed Block expenses, before income taxes	97.1	111.7	88.9
Income taxes	31.2	36.2	28.1
Closed Block revenues, net of Closed Block expenses and income taxes	65.9	75.5	60.8
Funding adjustment charges	(5.3)	(9.6)	(6.6)
Closed Block revenues, net of Closed Block expenses, income taxes and funding adjustment charges	$ 60.6	$ 65.9	$ 54.2

            The change in maximum future earnings of the Closed Block was as follows:

	For the year ended December 31,
	2011	2010	2009
	(in millions)
Beginning of year	$ 847.6	$ 913.5	$ 967.7
End of year	787.0	847.6	913.5
Change in maximum future earnings	$ (60.6)	$ (65.9)	$ (54.2)

            We charge the Closed Block with federal income taxes, payroll taxes, state and local premium taxes and other state or local taxes, licenses and fees as provided in the plan of reorganization.

8.  Deferred Policy Acquisition Costs

            Policy acquisition costs deferred and amortized were as follows:

	For the year ended December 31,
	2011	2010	2009
	(in millions)
Balance at beginning of year	$ 3,258.8	$ 3,454.8	$ 3,970.1
Cost deferred during the year	482.7	461.1	454.3
Amortized to expense during the year (1)	(541.7)	(201.6)	(93.9)
Adjustment related to unrealized gains on available-for-sale securities and derivative instruments	(165.3)	(455.5)	(875.7)
Balance at end of year	$ 3,034.5	$ 3,258.8	$ 3,454.8

 (1)  Includes adjustments for revisions to estimated gross profits.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

9.  Insurance Liabilities

Contractholder Funds

            Major components of contractholder funds in the consolidated statements of financial position are summarized as follows:

	December 31,
	2011	2010
	(in millions)
Liabilities for investment‑type insurance contracts:
GICs	$ 11,355.0	$ 10,013.6
Funding agreements	8,850.1	10,226.9
Other investment‑type insurance contracts	765.7	758.6
Total liabilities for investment‑type insurance contracts	20,970.8	20,999.1
Liabilities for individual annuities	11,608.1	11,718.7
Universal life and other reserves	4,510.8	4,374.3
Total contractholder funds	$ 37,089.7	$ 37,092.1

            Our GICs and funding agreements contain provisions limiting or prohibiting early surrenders, which typically include penalties for early surrenders, minimum notice requirements or, in the case of funding agreements with survivor options, minimum pre-death holding periods and specific maximum amounts.

            Funding agreements include those issued directly to nonqualified institutional investors, as well as under five separate programs where the funding agreements have been issued directly or indirectly to unconsolidated special purpose entities. Claims for principal and interest under funding agreements are afforded equal priority to claims of life insurance and annuity policyholders under insolvency provisions of Iowa Insurance Laws.

            We were authorized to issue up to $4.0 billion of funding agreements under a program established in 1998 to support the prospective issuance of medium term notes by an unaffiliated entity in non-U.S. markets. As of December 31, 2011 and 2010, $1,377.2 million and $2,055.4 million, respectively, of liabilities are outstanding with respect to the issuance outstanding under this program. We were also authorized to issue up to Euro 4.0 billion (approximately USD$5.3 billion) of funding agreements under a program established in 2006 to support the prospective issuance of medium term notes by an unaffiliated entity in non-U.S. markets. The unaffiliated entity is an unconsolidated special purpose vehicle. As of December 31, 2011 and 2010, $1,305.7 million and $1,340.0 million, respectively, of liabilities are outstanding with respect to issuances outstanding under this program. We do not anticipate any new issuance activity under either of these programs due to the existence of the program established in 2011 described below.

            In addition, we were authorized to issue up to $7.0 billion of funding agreements under a program established in 2001 to support the prospective issuance of medium term notes by an unaffiliated entity in both domestic and international markets. The unaffiliated entity is an unconsolidated special purpose entity. As of December 31, 2011 and 2010, $2,205.0 million and $2,224.7 million, respectively, of liabilities are being held with respect to issuances outstanding under this program. We do not anticipate any new issuance activity under this program, given our December 2005 termination of the dealership agreement for this program and the availability of the program established in 2011 described below.

            Additionally, we were authorized to issue up to $4.0 billion of funding agreements under a program established in March 2004 to support the prospective issuance of medium term notes by unaffiliated entities in both domestic and international markets. In February 2006, this program was amended to authorize issuance of up to an additional $5.0 billion in recognition of the use of nearly all $4.0 billion of initial issuance authorization. In recognition of the use of nearly all $9.0 billion, this program was amended in November 2007 to authorize issuance of up to an additional $5.0 billion. Under this program, both the notes and the supporting funding agreements were registered with the SEC. As of December 31, 2011 and 2010, $2,452.5 million and $3,597.8 million, respectively, of liabilities are being held with respect to issuances outstanding under this program. In contrast with direct funding agreements, GIC issuances and the other three funding agreement‑backed medium term note programs described above, our payment obligations on each funding agreement issued under this SEC-registered program are guaranteed by PFG. We do not anticipate any new issuance activity under this program due to the existence of the program established in 2011 described below.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

9.  Insurance Liabilities — (continued)

We were authorized to issue up to $2.0 billion of funding agreements under a program established in 2011 to support the prospective issuance of medium term notes by an unaffiliated entity in both domestic and international markets. The unaffiliated entity is an unconsolidated special purpose entity. As of December 31, 2011, $250.2 million of liabilities are being held with respect to any issuances outstanding under this program. Similar to the SEC-registered program, our payment obligations on each funding agreement issued under this program are guaranteed by PFG. The program established in 2011 is not registered with the SEC.

We had no medium term note issuances in 2009 and 2010.

Future Policy Benefits and Claims

Activity associated with unpaid disability and health claims is summarized as follows:

	For the year ended December 31,
	2011	2010	2009
	(in millions)
Balance at beginning of year	$ 1,061.8	$ 1,025.6	$ 991.8
Incurred:
Current year	1,074.0	1,611.9	1,888.3
Prior years	(10.8)	11.1	(33.4)
Total incurred	1,063.2	1,623.0	1,854.9
Payments:
Current year	820.8	1,269.4	1,507.1
Prior years	297.3	317.4	314.0
Total payments	1,118.1	1,586.8	1,821.1
Balance at end of year:
Current year	253.2	342.5	381.2
Prior years	753.7	719.3	644.4
Total balance at end of year	$ 1,006.9	$ 1,061.8	$ 1,025.6

Supplemental information:
Claim adjustment expense liabilities	$ 42.9	$ 42.7	$ 40.7
Reinsurance recoverables	1.1	1.6	3.7

            Incurred liability adjustments relating to prior years, which affected current operations during 2011, 2010 and 2009, resulted in part from developed claims for prior years being different than were anticipated when the liabilities for unpaid disability and health claims were originally estimated. These trends have been considered in establishing the current year liability for unpaid disability and health claims.

10.  Debt

Short-Term Debt

            As of December 31, 2011 and 2010, we had credit facilities with various financial institutions in an aggregate amount of $624.0 million and $644.0 million, respectively. As of December 31, 2011 and 2010, we had $263.7 million and $294.4 million, respectively, of outstanding borrowings related to our credit facilities, which consisted of a payable to PFSI, with zero assets pledged as support as of December 31, 2010. Interest paid on intercompany debt was $1.0 million, $1.3 million and $1.3 million during 2011, 2010 and 2009.

            The weighted‑average interest rate on short-term borrowings as of both December 31, 2011 and 2010, was 0.4%.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

10.  Debt — (continued)

Long-Term Debt

            The components of long-term debt were as follows:

	December 31,
	2011	2010
	(in millions)
8% surplus notes payable, due 2044	$ 99.3	$ 99.3
Other mortgages and notes payable	20.6	21.1
Total long‑term debt	$ 119.9	$ 120.4

            The amounts included above are net of the discount and premium associated with issuing these notes, which are being amortized to expense over their respective terms using the interest method.

            On March 10, 1994, we issued $100.0 million of surplus notes due March 1, 2044, at an 8% annual interest rate. None of our affiliates hold any portion of the notes. Each payment of interest and principal on the notes, however, may be made only with the prior approval of the Commissioner of Insurance of the State of Iowa (the “Commissioner”) and only to the extent that we have sufficient surplus earnings to make such payments. Interest of $8.0 million for each of the years ended December 31, 2011, 2010 and 2009 was approved by the Commissioner, and charged to expense.

            Subject to Commissioner approval, the notes due March 1, 2044, may be redeemed at our election on or after March 1, 2014, in whole or in part at a redemption price of approximately 102.3% of par. The approximate 2.3% premium is scheduled to gradually diminish over the following ten years. These notes may be redeemed on or after March 1, 2024, at a redemption price of 100% of the principal amount plus interest accrued to the date of redemption.

The non-recourse mortgages, other mortgages and notes payable are primarily financings for real estate developments. Outstanding principal balances as of December 31, 2011, ranged from $5.6 million to $8.7 million per development with interest rates generally ranging from 5.5% to 5.8%. Outstanding principal balances as of December 31, 2010, ranged from $5.8 million to $8.9 million per development with interest rates generally ranging from 5.5% to 5.8%. Outstanding debt is secured by the underlying real estate properties, which were reported as real estate on our consolidated statements of financial position with a carrying value of $29.5 million and $29.6 million as of December 31, 2011 and 2010, respectively.

            At December 31, 2011, future annual maturities of the long-term debt were as follows (in millions):

Year ending December 31:
2012	$ 0.4
2013	8.8
2014	6.0
2015	5.4
2016	—
Thereafter	99.3
Total future maturities of the long‑term debt	$ 119.9

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

11.  Income Taxes

Income Tax Expense

            Our income tax expense was as follows:

	For the year ended December 31,
	2011	2010	2009
	(in millions)
Current income taxes:
U.S. federal	$ 163.3	$ 120.0	$ 140.4
State and foreign	25.6	15.8	10.3
Total current income taxes	188.9	135.8	150.7
Deferred income taxes	66.9	(15.4)	(25.9)
Total income taxes	$ 255.8	$ 120.4	$ 124.8

Effective Income Tax Rate

Our provision for income taxes may not have the customary relationship of taxes to income. A reconciliation between the U.S. corporate income tax rate and the effective income tax rate is as follows:

	For the year ended December 31,
	2011	2010	2009
U.S. corporate income tax rate	35%	35%	35%
Dividends received deduction	(9)	(14)	(11)
Interest exclusion from taxable income	(3)	(4)	(4)
Impact of court ruling on some uncertain tax positions	6	—	—
Other	—	2	(1)
Effective income tax rate	29%	19%	19%

Unrecognized Tax Benefits

            A summary of the changes in unrecognized tax benefits follows.

	For the year ended December 31,
	2011	2010
	(in millions)
Balance at beginning of year	$ 53.0	$ 52.6
Additions based on tax positions related to the current year	1.5	1.6
Additions for tax positions of prior years	67.1	1.2
Reductions for tax positions related to the current year	(1.8)	(2.4)
Reductions for tax positions of prior years	(0.3)	—
Balance at end of year (1)	$ 119.5	$ 53.0

(1)      Of this amount, $81.0 million, if recognized, would reduce the 2011 effective income tax rate. We recognize interest and penalties related to uncertain tax positions in operating expenses.

As of December 31, 2011 and 2010, we had recognized $43.8 million and $23.4 million of accumulated pre-tax interest and penalties related to unrecognized tax benefits, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

11.  Income Taxes — (continued)

Net Deferred Income Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of our net deferred income taxes were as follows:

	December 31,
	2011	2010
	(in millions)
Deferred income tax assets:
Insurance liabilities	$ 91.5	$ 253.9
Investments, including derivatives	659.2	622.0
Net operating and capital loss carryforwards	343.5	312.8
Postretirement benefits	497.1	320.9
Stock-based compensation	58.8	59.2
Other deferred income tax assets	29.0	0.1
Gross deferred income tax assets	1,679.1	1,568.9
Valuation allowance	—	(0.6)
Total deferred income tax assets	1,679.1	1,568.3
Deferred income tax liabilities:
Deferred policy acquisition costs	(985.0)	(1,012.7)
Investments, including derivatives	(488.9)	(425.7)
Net unrealized gains on available-for-sale securities and derivatives	(438.6)	(205.9)
Real estate	(103.3)	(115.6)
Intangible assets	(26.7)	(26.5)
Other deferred income tax liabilities	(27.7)	(49.7)
Total deferred income tax liabilities	(2,070.2)	(1,836.1)
Total net deferred income tax liabilities	$ (391.1)	$ (267.8)

No valuation allowance was provided on the deferred income tax asset attributable to the net unrealized losses on available-for-sale securities as of December 31, 2011.

Net deferred income taxes by jurisdiction are as follows:

	December 31,
	2011	2010
	(in millions)
Deferred income tax liabilities:
U.S.	$ (387.4)	$ (262.6)
State	(3.7)	(5.2)
Total net deferred income tax liabilities	$ (391.1)	$ (267.8)

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

11.  Income Taxes — (continued)

In management’s judgment, total deferred income tax assets are more likely than not to be realized. Included in the deferred income tax asset is the net operating loss carryforward for tax purposes available to offset future taxable income. Domestic state net operating loss carryforwards were $282.7 million as of December 31, 2011, and will expire between 2015 and 2031. We maintain valuation allowances by jurisdiction against the deferred income tax assets related to certain of these carryforwards, as utilization of these income tax benefits fail the more likely than not criteria in certain jurisdictions. A valuation allowance has been recorded on income tax benefits associated with state net operating loss carryforwards. Adjustments to the valuation allowance will be made if there is a change in management’s assessment of the amount of the deferred income tax assets that are more likely than not to be realized.

Accumulated net operating losses of $931.5 million and $640.8 million at December 31, 2011 and 2010, respectively, are attributed to captive reinsurance companies that are temporarily excluded from our consolidated U.S. federal income tax return. These net operating losses will expire between 2021 and 2026. One of the captive reinsurance companies will join the consolidated U.S. federal income tax return in 2012, with the other in 2013. All accumulated net operating losses are anticipated to be utilized before expiration. Therefore, no valuation allowance has been provided for the deferred income tax assets attributable to these net operating losses.

Other Tax Information

The Internal Revenue Service (“IRS”) has completed examination of the U.S. consolidated federal income tax returns for years prior to 2004. We are contesting certain issues and have filed suit in the Court of Federal Claims, requesting refunds for the years 1995-2003. We had $261.7 million and $229.1 million of current income tax receivables associated with outstanding audit issues reported as other assets in our consolidated statements of financial position as of December 31, 2011 and 2010, respectively. We do not expect the litigation to be resolved within the next twelve months.

The IRS completed its examinations of tax years 2004 through 2005 and 2006 through 2008 during the second quarter of 2011 resulting in receipt of notices of deficiency dated April 6, 2011 and April 27, 2011, respectively. We paid the deficiencies (approximately $62.1 million for 2004 and 2005 and approximately $46.7 million for 2006 and 2008, including interest) in 2011 and will file claims for refund relating to disputed adjustments. The IRS commenced audit of the U.S. federal income tax return for 2009 during the fourth quarter of 2011 and indicated it will commence audit of 2010 during the first quarter of 2012 after completion of required training on Schedule UTP, the Uncertain Tax Provision Statement. We do not expect the results of these audits or developments in other tax areas for all open tax years to significantly change the possible increase in the amount of unrecognized tax benefits, but the outcome of tax reviews is uncertain and unforeseen results can occur.

The U.S. District Court for the Southern District of Iowa issued a decision in the case of Pritired 1, LLC (“Pritired”), and us v. United States on September 30, 2011. The court ruled that the securities Pritired held should be characterized as debt, not equity, and thus we were not entitled to foreign tax credits for the years 2002 and 2003. We, along with Pritired are seeking clarification from the court but have not yet decided whether to appeal this ruling. This ruling caused a re-evaluation of our uncertain tax positions and related interest accruals, which resulted in a $68.9 million reduction to net income in the third quarter of 2011.

We believe it is reasonably possible that the amount of our unrecognized tax benefits could decrease by $0.0 million to $28.5 million within the next twelve months. This uncertainty is associated with our investment in a transaction that gave rise to foreign tax credits. We believe that we have adequate defenses against, or sufficient provisions for, the contested issues, but final resolution of the contested issues could take several years while legal remedies are pursued. Consequently, we do not expect the ultimate resolution of issues from tax years 1995 - 2003 to have a material impact on our net income. Similarly, we believe there are adequate defenses against, or sufficient provisions for, any challenges that might arise in tax years subsequent to 2003.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

12.  Employee and Agent Benefits

We have post-retirement benefit plans covering substantially all of our employees and certain agents, including employees of other companies affiliated with our ultimate parent, PFG ("affiliated companies"). Actuarial information regarding the status of the post-retirement benefit plans is calculated for the total plan only. The affiliated company portion of the actuarial present value of the accumulated or projected benefit obligations, or net assets available for benefits, is not separately determined. However, we are reimbursed for employee benefits related to the affiliated companies. The reimbursement is not reflected in our employee and agent benefits disclosures.

            We have defined benefit pension plans covering substantially all of our U.S. employees and certain agents. Some of these plans provide supplemental pension benefits to employees and agents with salaries and/or pension benefits in excess of the qualified plan limits imposed by federal tax law. The employees and agents are generally first eligible for the pension plans when they reach age 21. For plan participants employed prior to January 1, 2002, the pension benefits are based on the greater of a final average pay benefit or a cash balance benefit. The final average pay benefit is based on the years of service and generally the employee's or agent's average annual compensation during the last five years of employment. Partial benefit accrual of final average pay benefits is recognized from first eligibility until retirement based on attained service divided by potential service to age 65 with a minimum of 35 years of potential service. The cash balance portion of the plan started on January 1, 2002. An employee's account is credited with an amount based on the employee's salary, age and service. These credits accrue with interest. For plan participants hired on and after January 1, 2002, only the cash balance plan applies. Our policy is to fund the cost of providing pension benefits in the years that the employees and agents are providing service to us. Our funding policy for the qualified defined benefit plan is to contribute an amount annually at least equal to the minimum annual contribution required under the Employee Retirement Income Security Act (“ERISA”), and, generally, not greater than the maximum amount that can be deducted for federal income tax purposes. Our funding policy for the nonqualified benefit plan is to fund the plan in the years that the employees are providing service, taking into account the funded status of the trust. While we designate assets to cover the computed liability of the nonqualified plan, the assets are not included as part of the asset balances presented in this footnote as they do not qualify as plan assets in accordance with U.S. GAAP.

            We also provide certain health care, life insurance and long-term care benefits for retired employees. Subsidized retiree health benefits are provided for employees hired prior to January 1, 2002. Employees hired after December 31, 2001, have access to retiree health benefits but it is intended that they pay for the full cost of the coverage. The health care plans are contributory with participants' contributions adjusted annually. The contributions are based on the number of years of service and age at retirement for those hired prior to January 1, 2002, who retired prior to January 1, 2011. For employees hired prior to January 1, 2002, who retired on or after January 1, 2011, the contributions are 60% of the expected cost. As part of the substantive plan, the retiree health contributions are assumed to be adjusted in the future as claim levels change. The life insurance plans are contributory for a small group of previously grandfathered participants that have elected supplemental coverage and dependent coverage.

            Covered employees are first eligible for the health and life postretirement benefits when they reach age 57 and have completed ten years of service with us. Retiree long-term care benefits are provided for employees whose retirement was effective prior to July 1, 2000. Our policy is to fund the cost of providing retiree benefits in the years that the employees are providing service, taking into account the funded status of the trust.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

12.  Employee and Agent Benefits — (continued)

Obligations and Funded Status

            The plans' combined funded status, reconciled to amounts recognized in the consolidated statements of financial position and consolidated statements of operations, was as follows:

	Pension benefits		Other postretirement benefits
	December 31,		December 31,
	2011	2010	2011	2010
	(in millions)
Change in benefit obligation
Benefit obligation at beginning of year	$ (1,933.8)	$ (1,797.4)	$ (162.6)	$ (360.1)
Service cost	(44.0)	(45.6)	(1.2)	(8.8)
Interest cost	(108.5)	(105.7)	(8.9)	(18.1)
Actuarial gain (loss)	(151.3)	(59.6)	2.6	62.5
Participant contributions	—	—	(6.4)	(6.0)
Benefits paid	73.6	70.2	13.9	15.3
Amount recognized due to special events	—	—	(0.4)	(0.2)
Plan amendment	—	—	—	153.6
Early retiree reinsurance program reimbursement	—	—	(1.2)	—
Other	5.6	4.3	(0.9)	(0.8)
Benefit obligation at end of year	$ (2,158.4)	$ (1,933.8)	$ (165.1)	$ (162.6)
Change in plan assets
Fair value of plan assets at beginning of year	$ 1,417.7	$ 1,250.3	$ 471.7	$ 421.5
Actual return on plan assets	4.1	181.1	1.3	58.1
Employer contribution	80.8	56.5	1.1	1.4
Participant contributions	—	—	6.4	6.0
Benefits paid	(73.6)	(70.2)	(13.9)	(15.3)
Fair value of plan assets at end of year	$ 1,429.0	$ 1,417.7	$ 466.6	$ 471.7
Amount recognized in statement of financial position
Other assets	$ —	$ —	$ 301.7	$ 309.4
Other liabilities	(729.4)	(516.1)	(0.2)	(0.3)
Total	$ (729.4)	$ (516.1)	$ 301.5	$ 309.1
Amount recognized in accumulated other comprehensive (income) loss
Total net actuarial loss	$ 660.0	$ 469.7	$ 40.1	$ 10.2
Prior service benefit	(30.5)	(41.6)	(114.1)	(148.8)
Pre‑tax accumulated other comprehensive (income) loss	$ 629.5	$ 428.1	$ (74.0)	$ (138.6)

            The accumulated benefit obligation for all defined benefit pension plans was $2,027.8 million and $1,811.7 million at December 31, 2011 and 2010, respectively.

            Employer contributions to the pension plans include contributions made directly to the qualified pension plan assets and contributions from corporate assets to pay nonqualified pension benefits. Benefits paid from the pension plans include both qualified and nonqualified plan benefits. Nonqualified pension plan assets are not included as part of the asset balances presented in this footnote. The nonqualified pension plan assets are held in Rabbi trusts for the benefit of all nonqualified plan participants. The assets held in a Rabbi trust are available to satisfy the claims of general creditors only in the event of bankruptcy. Therefore, these assets are fully consolidated in our consolidated statements of financial position and are not reflected in our funded status as they do not qualify as plan assets under U.S. GAAP. The market value of assets held in these trusts was $281.2 million and $265.3 million as of December 31, 2011 and 2010, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

12.  Employee and Agent Benefits — (continued)

Pension Plan Changes and Plan Gains/Losses

On January 1, 2010, benefits under the Principal Pension Plan were frozen for certain participants.

For the year ended December 31, 2011, the pension plans had a loss primarily due to a decrease in the discount rate and less than expected asset returns. The net result was an actuarial loss for the year ended December 31, 2011. For the year ended December 31, 2010, the pension plans had a loss primarily due to a decrease in the discount rate and a change in the mortality assumption. The plans also had a gain resulting from greater than expected asset returns. The net result was an actuarial loss for the year ended December 31, 2010.

Other Postretirement Plan Changes and Plan Gains/Losses

            On December 8, 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the “Medicare Modernization Act”) was signed into law. The Medicare Modernization Act introduced a prescription drug benefit under Medicare (“Medicare Part D”) as well as a federal subsidy to sponsors of retiree medical benefit plans. During each of the years ended December 31, 2011, 2010 and 2009, the Medicare subsidies we received and accrued for were $0.9 million, $0.8 million and $0.8 million, respectively.

An actuarial gain occurred during 2011 for the other postretirement benefit plans. This was due to a decrease in the claim cost assumptions and greater than expected increase in the medical premium equivalents. This was partially offset by the decrease in the discount rate. An actuarial gain occurred during 2010 for the other postretirement benefit plans. This was due to a decrease in the trend and claim cost assumptions and greater than expected increase in the medical premium equivalents. This was partially offset by the decrease in the discount rate.

Impact of Amendment to Retiree Health Benefits

In September 2010, an amendment to retiree health benefits was announced. This amendment, which is effective for individuals retiring on or after January 1, 2011, resulted in a plan remeasurement as of September 30, 2010. Under this amendment, the company-paid subsidy for pre-Medicare-eligible coverage will be 40% and the cost of coverage for Medicare-eligible retirees (or their dependents) will no longer be subsidized. Prior to amendment, the subsidy calculation was complex and varied based on age and service with the company at the time of retirement. In addition to the changes for individuals retiring on or after January 1, 2011, the plan was simplified to a single consolidated plan design, the coordination with Medicare was changed for certain post-1984 retirees and the method for determining the premium equivalent rate was changed to be based solely on retiree experience. For the remeasurement of the retiree health benefits as of September 30, 2010, the assumptions used were a 5.40% discount rate to determine the benefit obligation; a 7.25% weighted-average expected long-term return on plan assets used to determine the net periodic benefit cost; and a health care cost initial trend rate of 9.5% pre-Medicare and 9.0% post-Medicare, decreasing to an ultimate rate of 5.0% in the year 2022. The plan amendment resulted in a $153.6 million reduction to the accumulated postretirement benefit obligation as of September 30, 2010. The plan amendment and remeasurement resulted in a $14.0 million reduction in the 2010 net periodic postretirement benefit cost, which was reflected in the fourth quarter of 2010.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

12.  Employee and Agent Benefits — (continued)

Impact from Exit of Group Medical Insurance Business

On September 30, 2010, we announced our decision to exit the group medical insurance business and entered into an agreement with United Healthcare Services, Inc. to renew medical insurance coverage for our customers as the business transitions. Our exit from the group medical insurance business resulted in a curtailment associated with the pension and other postretirement benefits of the impacted employees. We have determined that the curtailment will result in a gain, which was recognized quarterly in our consolidated financial statements as impacted employees were terminated. In the fourth quarter of 2010, the curtailment gain recognized was $0.9 million for the pension benefits and $2.6 million for the other postretirement benefits from the accelerated recognition of the existing prior service benefits. Also in the fourth quarter of 2010, the recognition of terminations resulted in a $0.2 million increase in the accumulated postretirement benefit obligation resulting from losses associated with individuals who were retirement eligible at termination exceeding the gains associated with those individuals who were not retirement eligible at termination. For the year ended December 31, 2011, the curtailment gain recognized was $1.4 million for the pension benefits and $5.1 million for the other postretirement benefits, respectively, from the accelerated recognition of the existing prior service benefits.

Information for Pension Plans With an Accumulated Benefit Obligation in Excess of Plan Assets

            For 2011 and 2010, both the qualified and nonqualified plans had accumulated benefit obligations in excess of plan assets. As noted previously, the nonqualified plans have assets that are deposited in trusts that fail to meet the U.S. GAAP requirements to be included in plan assets; however, these assets are included in our consolidated statements of financial position.

	December 31,
	2011	2010
	(in millions)
Projected benefit obligation	$ 2,158.4	$ 1,933.8
Accumulated benefit obligation	2,027.8	1,811.7
Fair value of plan assets	1,429.0	1,417.7

Information for Other Postretirement Benefit Plans With an Accumulated Postretirement Benefit Obligation in Excess of Plan Assets

	December 31,
	2011	2010
	(in millions)
Accumulated postretirement benefit obligation	$ 1.5	$ 1.5
Fair value of plan assets	1.3	1.4

Components of Net Periodic Benefit Cost

	Pension benefits			Other postretirement benefits
	For the year ended December 31,
	2011	2010	2009	2011	2010	2009
	(in millions)
Service cost	$ 44.0	$ 45.6	$ 51.4	$ 1.2	$ 8.8	$ 11.3
Interest cost	108.5	105.7	100.8	8.9	18.1	19.7
Expected return on plan assets	(114.4)	(98.4)	(79.5)	(34.1)	(30.6)	(25.9)
Amortization of prior service benefit	(9.7)	(10.1)	(7.7)	(29.3)	(9.1)	(2.1)
Recognized net actuarial loss	65.7	67.6	92.6	0.4	4.1	9.3
Amount recognized due to special events	(1.4)	(0.9)	—	(5.1)	(2.6)	—
Net periodic benefit cost (income)	$ 92.7	$ 109.5	$ 157.6	$ (58.0)	$ (11.3)	$ 12.3

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

12.  Employee and Agent Benefits — (continued)

            The pension plans' actuarial gains and losses are amortized using a straight-line amortization method over the average remaining service period of plan participants. For the qualified pension plan, gains and losses are amortized without use of the 10% allowable corridor. For the nonqualified pension plans and other postretirement benefit plans, the corridors allowed are used.

	Pension benefits		Other postretirement benefits
	For the year ended December 31,
	2011	2010	2011	2010
	(in millions)
Other changes recognized in accumulated other comprehensive (income) loss
Net actuarial (gain) loss	$ 256.0	$ (27.5)	$ 30.6	$ (89.8)
Prior service benefit	—	—	—	(153.7)
Amortization of net loss	(65.7)	(67.6)	(0.7)	(4.1)
Amortization of prior service benefit	11.1	11.0	34.7	11.7
Total recognized in pre-tax accumulated other comprehensive (income) loss	$ 201.4	$ (84.1)	$ 64.6	$ (235.9)
Total recognized in net periodic benefit cost and pre-tax accumulated other comprehensive (income) loss	$ 294.1	$ 25.4	$ 6.6	$ (247.2)

            Net actuarial (gain) loss and net prior service cost benefit have been recognized in AOCI.

The estimated net actuarial (gain) loss and prior service cost (benefit) that will be amortized from AOCI into net periodic benefit cost for the pension benefits during the 2012 fiscal year are $90.8 million and $(9.4) million, respectively. The estimated net actuarial (gain) loss and prior service cost (benefit) for the postretirement benefits that will be amortized from AOCI into net periodic benefit cost during the 2012 fiscal year are $0.9 million and $(28.6) million, respectively.

Assumptions

Weighted‑average assumptions used to determine benefit obligations as disclosed under the Obligations and Funded Status section

	Pension benefits		Other postretirement benefits
	For the year ended December 31,
	2011	2010	2011	2010
Discount rate	5.15%	5.65%	5.15%	5.65%
Rate of compensation increase	5.00%	5.00%	5.00%	5.00%

Weighted‑average assumptions used to determine net periodic benefit cost

	Pension benefits			Other postretirement benefits
	For the year ended December 31,
	2011	2010	2009	2011	2010	2009
Discount rate	5.65%	6.00%	6.00%	5.65%	6.00%	6.00%
Expected long‑term return on plan assets	8.00%	8.00%	8.00%	7.30%	7.30%	7.30%
Rate of compensation increase	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%

            For the pension benefits, the discount rate is determined by projecting future benefit payments inherent in the projected benefit obligation and discounting those cash flows using a spot yield curve for high quality corporate bonds. The plans’ expected benefit payments are discounted to determine a present value using the yield curve and the discount rate is the level rate that produces the same present value. The expected return on plan assets is the long-term rate we expect to be earned based on the plans’ investment strategy. Historical and expected future returns of multiple asset classes were analyzed to develop a risk free rate of return and risk premiums for each asset class. The overall rate for each asset class was developed by combining a long-term inflation component, the risk free real rate of return and the associated risk premium. A weighted average rate was developed based on those overall rates and the target asset allocation of the plans.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

12.  Employee and Agent Benefits — (continued)

For other postretirement benefits, the 7.3% expected long-term return on plan assets for 2011 is based on the weighted average expected long-term asset returns for the medical, life and long-term care plans. The expected long-term rates for the medical, life and long-term care plans are 7.25%, 7.75% and 5.85%, respectively.

Assumed Health Care Cost Trend Rates

	December 31,
	2011	2010
Health care cost trend rate assumed for next year under age 65	9.5%	9.5%
Health care cost trend rate assumed for next year age 65 and over	9.0%	9.0%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.0%	5.0%
Year that the rate reaches the ultimate trend rate	2023	2022

            Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage‑point change in assumed health care cost trend rates would have the following effects:

	1‑percentage‑ point increase	1‑percentage‑ point decrease
	(in millions)
Effect on total of service cost and interest cost components	$ 0.6	$ (0.6)
Effect on accumulated postretirement benefit obligation	(9.4)	8.2

Pension Plan and Other Postretirement Benefit Plan Assets

            Fair value is defined as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels.

•         Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets. Our Level 1 assets include cash, fixed income investment funds and exchange traded equity securities.

•         Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset, either directly or indirectly. Our Level 2 assets primarily include fixed income and equity investment funds and real estate investments.

•         Level 3 – Fair values are based on significant unobservable inputs for the asset. Our Level 3 assets include a general account investment of ours.

Our pension plan assets consist of investments in separate accounts. Net asset value (“NAV”) of the separate accounts is calculated in a manner consistent with U.S. GAAP for investment companies and is determinative of their fair value. Several of the separate accounts invest in publicly quoted mutual funds or actively managed stocks. The fair value of the underlying mutual funds or stock is used to determine the NAV of the separate account, which is not publicly quoted. Some of the separate accounts also invest in fixed income securities. The fair value of the underlying securities is based on quoted prices of similar assets and used to determine the NAV of the separate account. One separate account invests directly in commercial real estate properties. In 2010, this was categorized as Level 3, as the fund had restrictions on redemption of NAV at the measurement date. In 2011, the withdrawal limitations associated with this separate account were removed and the investments were being redeemed at NAV at the measurement date. Therefore, the fair value of the separate account is based on NAV and is considered a Level 2 asset in 2011.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

12. Employee and Agent Benefits — (continued)

Our other postretirement benefit plan assets consist of cash, investments in fixed income security portfolios and investments in equity security portfolios. Because of the nature of cash, its carrying amount approximates fair value. The fair value of fixed income investment funds, U.S. equity portfolios and international equity portfolios is based on quoted prices in active markets for identical assets. The fair value of our general account investment is the amount the plan would receive if withdrawing funds from this participating contract. The amount that would be received is calculated using a cash-out factor based on an associated pool of general account fixed income securities. The cash-out factor is a ratio of the asset investment value of these securities to asset book value. As the investment values change, the cash-out factor is adjusted, impacting the amount the plan receives at measurement date. To determine investment value for each category of assets, we project cash flows. This is done using contractual provisions for the assets, with adjustment for expected prepayments and call provisions. Projected cash flows are discounted to present value for each asset category. Interest rates for discounting are based on current rates on similar new assets in the general account based on asset strategy.

Pension Plan Assets

The fair value of the qualified pension plan’s assets by asset category as of the most recent measurement date is as follows:

	As of December 31, 2011
	Assets / (liabilities)	Fair value hierarchy level
	measured at fair value	Level 1	Level 2	Level 3
	(in millions)
Asset category
U.S. large cap equity portfolios (1)	$ 593.6	$ —	$ 593.6	$ —
U.S. small/mid cap equity portfolios (2)	139.0	—	139.0	—
International equity portfolios (3)	216.5	—	216.5	—
Fixed income security portfolios (4)	347.8	—	347.8	—
Real estate investment portfolios:
Real estate investment trusts (5)	37.4	—	37.4	—
Direct real estate investments (6)	94.7	—	94.7	—
Total	$ 1,429.0	$ —	$ 1,429.0	$ —

	As of December 31, 2010
	Assets / (liabilities)	Fair value hierarchy level
	measured at fair value	Level 1	Level 2	Level 3
	(in millions)
Asset category
U.S. large cap equity portfolios (1)	$ 580.9	$ —	$ 580.9	$ —
U.S. small/mid cap equity portfolios (2)	143.5	—	143.5	—
International equity portfolios (3)	241.7	—	241.7	—
Fixed income security portfolios (4)	331.5	—	331.5	—
Real estate investment portfolios:
Real estate investment trusts (5)	35.4	—	35.4	—
Direct real estate investments (6)	84.7	—	—	84.7
Total	$ 1,417.7	$ —	$ 1,333.0	$ 84.7

(1)       The portfolios invest primarily in publicly traded equity securities of large U.S. companies.

(2)       The portfolios invest primarily in publicly traded equity securities of mid-sized and small U.S. companies.

(3)       The portfolios invest primarily in publicly traded equity securities of non-U.S. companies.

(4)       The portfolios invest in various fixed income securities, primarily of U.S. origin. These include, but are not limited to, corporate bonds, mortgage-backed securities, commercial mortgage-backed securities, U.S. Treasury securities, agency securities, asset-backed securities and collateralized mortgage obligations.

(5)       The portfolio invests primarily in publicly traded securities of U.S. equity real estate investment trusts.

(6)       The portfolio invests primarily in U.S. commercial real estate properties.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

12.  Employee and Agent Benefits — (continued)

The reconciliation for all assets measured at fair value using significant unobservable inputs (Level 3) is as follows:

For the year ended December 31, 2011
	Beginning asset balance as of December 31, 2010	Actual return gains (losses) on plan assets		Purchases, sales and settlements		Transfers out of Level 3	Ending asset balance as of December 31, 2011
		Relating to assets still held at the reporting date	Relating to assets sold during the period		Transfers into Level 3
(in millions)
Asset category
Direct real estate investments	$ 84.7	$ 1.6	$ —	$ 1.0	$ —	$ (87.3)	$ —
Total	$ 84.7	$ 1.6	$ —	$ 1.0	$ —	$ (87.3)	$ —

For the year ended December 31, 2010
	Beginning asset balance as of December 31, 2009	Actual return gains (losses) on plan assets		Purchases, sales and settlements	Transfers in (out) of Level 3	Ending asset balance as of December 31, 2010
		Relating to assets still held at the reporting date	Relating to assets sold during the period
(in millions)
Asset category
Direct real estate investments	$ 54.0	$ 10.7	$ —	$ 20.0	$ —	$ 84.7
Total	$ 54.0	$ 10.7	$ —	$ 20.0	$ —	$ 84.7

We have established an investment policy that provides the investment objectives and guidelines for the pension plan. Our investment strategy is to achieve the following:

•         Obtain a reasonable long-term return consistent with the level of risk assumed and at a cost of operation within prudent levels. Performance benchmarks are monitored.

•         Ensure sufficient liquidity to meet the emerging benefit liabilities for the plan.

•         Provide for diversification of assets in an effort to avoid the risk of large losses and maximize the investment return to the pension plan consistent with market and economic risk.

            In administering the qualified pension plan’s asset allocation strategy, we consider the projected liability stream of benefit payments, the relationship between current and projected assets of the plan and the projected actuarial liabilities streams, the historical performance of capital markets adjusted for the perception of future short‑ and long-term capital market performance and the perception of future economic conditions.

            According to our investment policy, the target asset allocation for the qualified plan is:

Asset category	Target allocation
U.S. equity portfolios	35% ‑ 60%
International equity portfolios	5% ‑ 20%
Fixed income security portfolios	20% ‑ 40%
Real estate investment portfolios	3% ‑ 10%

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

12.  Employee and Agent Benefits — (continued)

Other Postretirement Benefit Plan Assets

            The fair value of the other postretirement benefit plans’ assets by asset category as of the most recent measurement date is as follows:

	As of December 31, 2011
	Assets / (liabilities)	Fair value hierarchy level
	measured at fair value	Level 1	Level 2	Level 3
	(in millions)
Asset category
Cash and cash equivalents	$ 1.8	$ 1.8	$ —	$ —
Fixed income security portfolios:
Fixed income investment funds (1)	153.0	153.0	—	—
Principal Life general account investment (2)	42.5	—	—	42.5
U.S. equity portfolios (3)	225.3	184.1	41.2	—
International equity portfolios (4)	44.0	33.6	10.4	—
Total	$ 466.6	$ 372.5	$ 51.6	$ 42.5

	As of December 31, 2010
	Assets / (liabilities)	Fair value hierarchy level
	measured at fair value	Level 1	Level 2	Level 3
	(in millions)
Asset category
Cash and cash equivalents	$ 1.3	$ 1.3	$ —	$ —
Fixed income security portfolios:
Fixed income investment funds (1)	143.5	143.5	—	—
Principal Life general account investment (2)	44.5	—	—	44.5
U.S. equity portfolios (3)	232.2	190.0	42.2	—
International equity portfolios (4)	50.2	38.3	11.9	—
Total	$ 471.7	$ 373.1	$ 54.1	$ 44.5

(1)      The portfolios invest in various fixed income securities, primarily of U.S. origin. These include, but are not limited to, corporate bonds, mortgage-backed securities, commercial mortgage-backed securities, U.S. Treasury securities, agency securities, asset-backed securities and collateralized mortgage obligations.

(2)      The general account is invested in various fixed income securities.

(3)      The portfolios invest primarily in publicly traded equity securities of large U.S. companies.

(4)     The portfolios invest primarily in publicly traded equity securities of non-U.S. companies.

      As of December 31, 2011 and 2010, respectively, $51.6 million and $54.1 million of assets in the U.S. equity and international equity portfolios were included in a trust owned life insurance contract.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

12.  Employee and Agent Benefits — (continued)

The reconciliation for all assets measured at fair value using significant unobservable inputs (Level 3) is as follows:

For the year ended December 31, 2011
	Beginning asset balance as of December 31, 2010	Actual return gains (losses) on plan assets		Purchases, sales and settlements		Transfers out of Level 3	Ending asset balance as of December 31, 2011
		Relating to assets still held at the reporting date	Relating to assets sold during the period		Transfers into Level 3
(in millions)
Asset category
Principal Life general account investment	$ 44.5	$ 3.0	$ —	$ (5.0)	$ —	$ —	$ 42.5
Total	$ 44.5	$ 3.0	$ —	$ (5.0)	$ —	$ —	$ 42.5

For the year ended December 31, 2010
	Beginning asset balance as of December 31, 2009	Actual return gains (losses) on plan assets		Purchases, sales and settlements	Transfers in (out) of Level 3	Ending asset balance as of December 31, 2010
		Relating to assets still held at the reporting date	Relating to assets sold during the period
(in millions)
Asset category
Principal Life general account investment	$ 45.5	$ 4.3	$ —	$ (5.3)	$ —	$ 44.5
Total	$ 45.5	$ 4.3	$ —	$ (5.3)	$ —	$ 44.5

According to our investment policy, the target asset allocation for the other postretirement benefit plans is:

Asset category	Target allocation
U.S. equity portfolios	45% ‑ 65%
International equity portfolios	5% ‑ 15%
Fixed income security portfolios	30% - 50%

            The investment strategies and policies for the other postretirement benefit plans are similar to those employed by the qualified pension plan.

Contributions

            Our funding policy for the qualified pension plan is to fund the plan annually in an amount at least equal to the minimum annual contribution required under ERISA and, generally, not greater than the maximum amount that can be deducted for federal income tax purposes. We do not anticipate contributions will be needed to satisfy the minimum funding requirements of ERISA for our qualified plan. At this time, it is too early to estimate the amount that may be contributed, but it is possible that we may fund the plans in 2012 in the range of $75-$125 million. This includes funding for both our qualified and nonqualified pension plans. While we designate assets to cover the computed liability of the nonqualified plan, the assets are not included as part of the asset balances presented in this footnote as they do not qualify as plan assets in accordance with U.S. GAAP. We may contribute to our other postretirement benefit plans in 2012 pending future analysis.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

12.  Employee and Agent Benefits — (continued)

Estimated Future Benefit Payments

The estimated future benefit payments, which reflect expected future service, and the expected amount of subsidy receipts under Medicare Part D are:

	Pension benefits	Other postretirement benefits (gross benefit payments, including prescription drug benefits)	Amount of Medicare Part D subsidy receipts
	(in millions)
Year ending December 31:
2012	$ 83.2	$ 20.1	$ 0.9
2013	92.0	21.1	1.0
2014	96.0	22.2	1.1
2015	101.4	23.0	1.1
2016	107.4	23.9	1.2
2017‑2021	632.5	127.9	6.6

            The above table reflects the total estimated future benefits to be paid from the plan, including both our share of the benefit cost and the participants' share of the cost, which is funded by their contributions to the plan.

            The assumptions used in calculating the estimated future benefit payments are the same as those used to measure the benefit obligation for the year ended December 31, 2011.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

12.  Employee and Agent Benefits — (continued)

            The information that follows shows supplemental information for our defined benefit pension plans. Certain key summary data is shown separately for qualified and nonqualified plans.

	For the year ended December 31,
	2011			2010
	Qualified plan	Nonqualified plans	Total	Qualified plan	Nonqualified plans	Total
	(in millions)
Amount recognized in statement of financial position
Other assets	$ —	$ —	$ —	$ —	$ —	$ —
Other liabilities	(405.9)	(323.5)	(729.4)	(210.8)	(305.3)	(516.1)
Total	$ (405.9)	$ (323.5)	$ (729.4)	$ (210.8)	$ (305.3)	$ (516.1)
Amount recognized in accumulated other comprehensive loss
Total net actuarial loss	$ 586.3	$ 73.7	$ 660.0	$ 404.1	$ 65.6	$ 469.7
Prior service cost benefit	(19.2)	(11.3)	(30.5)	(26.6)	(15.0)	(41.6)
Total pre-tax accumulated other comprehensive loss	$ 567.1	$ 62.4	$ 629.5	$ 377.5	$ 50.6	$ 428.1
Components of net periodic benefit cost
Service cost	$ 39.3	$ 4.7	$ 44.0	$ 39.3	$ 6.3	$ 45.6
Interest cost	91.7	16.8	108.5	88.2	17.5	105.7
Expected return on plan assets	(114.4)	—	(114.4)	(98.4)	—	(98.4)
Amortization of prior service cost benefit	(6.5)	(3.2)	(9.7)	(6.6)	(3.5)	(10.1)
Recognized net actuarial loss	61.1	4.6	65.7	62.5	5.1	67.6
Amount recognized due to special events	(0.9)	(0.5)	(1.4)	(0.6)	(0.3)	(0.9)
Net periodic benefit cost	$ 70.3	$ 22.4	$ 92.7	$ 84.4	$ 25.1	$ 109.5
Other changes recognized in accumulated other comprehensive (income) loss
Net actuarial (gain) loss	$ 243.3	$ 12.7	$ 256.0	$ (28.4)	$ 0.9	$ (27.5)
Prior service benefit	—	—	—	—	—	—
Amortization of net loss	(61.1)	(4.6)	(65.7)	(62.5)	(5.1)	(67.6)
Amortization of prior service cost benefit	7.3	3.8	11.1	7.3	3.7	11.0
Total recognized in pre-tax accumulated other comprehensive (income) loss	$ 189.5	$ 11.9	$ 201.4	$ (83.6)	$ (0.5)	$ (84.1)
Total recognized in net periodic benefit cost and pre-tax accumulated other comprehensive loss	$ 259.8	$ 34.3	$ 294.1	$ 0.8	$ 24.6	$ 25.4

            In addition, we have defined contribution plans that are generally available to all U.S. employees and agents. Eligible participants could not contribute more than $16,500 of their compensation to the plans in 2011. Effective January 1, 2006, we made several changes to the retirement programs. In general, the pension and supplemental executive retirement plan benefit formulas were reduced, and the 401(k) matching contribution was increased. Employees who were ages 47 or older with at least ten years of service on December 31, 2005, could elect to retain the prior benefit provisions and forgo receipt of the additional matching contributions. The employees who elected to retain the prior benefit provisions are referred to as “Grandfathered Choice Participants.” We match the Grandfathered Choice Participant's contribution at a 50% contribution rate up to a maximum contribution of 3% of the participant's compensation. For all other participants, we match the participant's contributions at a 75% contribution rate up to a maximum of 6% of the participant's compensation. The defined contribution plans allow employees to choose among various investment options, including PFG common stock. We contributed $36.3 million, $35.7 million and $33.9 million in 2011, 2010 and 2009, respectively, to our qualified defined contribution plans.

            We also have nonqualified deferred compensation plans available to select employees and agents that allow them to defer compensation amounts in excess of limits imposed by federal tax law with respect to the qualified plans. In 2011, we matched the Grandfathered Choice Participant's deferral at a 50% match deferral rate up to a maximum matching deferral of 3% of the participant's compensation. For all other participants, we matched the participant's deferral at a 75% match deferral rate up to a maximum matching deferral of 6% of the participant's compensation. We contributed $3.5 million, $2.8 million and $4.6 million in 2011, 2010 and 2009, respectively, to our nonqualified deferred compensation plans.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

13.  Contingencies, Guarantees and Indemnifications

Litigation and Regulatory Contingencies

We are regularly involved in litigation, both as a defendant and as a plaintiff, but primarily as a defendant. Litigation naming us as a defendant ordinarily arises out of our business operations as a provider of asset management and accumulation products and services, life, health and disability insurance. Some of the lawsuits may be class actions, or purport to be, and some may include claims for unspecified or substantial punitive and treble damages.

We may discuss such litigation in one of three ways. We accrue a charge to income and disclose legal matters for which the chance of loss is probable and for which the amount of loss can be reasonably estimated. We may disclose contingencies for which the chance of loss is reasonably possible, and provide an estimate of the possible loss or range of loss or a statement that such an estimate cannot be made. Finally, we may voluntarily disclose loss contingencies for which the chance of loss is remote in order to provide information concerning matters that potentially expose us to possible losses.

In addition, regulatory bodies such as state insurance departments, the SEC, the Financial Industry Regulatory Authority, the Department of Labor and other regulatory agencies regularly make inquiries and conduct examinations or investigations concerning our compliance with, among other things, insurance laws, securities laws, ERISA and laws governing the activities of broker-dealers. We receive requests from regulators and other governmental authorities relating to industry issues and may receive additional requests, including subpoenas and interrogatories, in the future.

On November 8, 2006, a trustee of Fairmount Park Inc. Retirement Savings Plan filed a putative class action lawsuit in the United States District Court for the Southern District of Illinois against us. Our motion to transfer venue was granted and the case is now pending in the Southern District of Iowa. The complaint alleged, among other things, that we breached our alleged fiduciary duties while performing services to 401(k) plans by failing to disclose, or adequately disclose, to employers or plan participants the fact that we receive “revenue sharing fees from mutual funds that are included in its pre-packaged 401(k) plans” and allegedly failed to use the revenue to defray the expenses of the services provided to the plans. Plaintiff further alleged that these acts constitute prohibited transactions under ERISA. Plaintiff sought to certify a class of all retirement plans to which we were a service provider and for which we received and retained “revenue sharing” fees from mutual funds. On August 27, 2008, the plaintiff's motion for class certification was denied. On June 13, 2011, the court entered a consent judgment resolving the claims of the plaintiff. On July 12, 2011, plaintiff filed a notice of appeal related to the issue of the denial of class certification. We continue to aggressively defend the lawsuit.

On October 28, 2009, Judith Curran filed a derivative action lawsuit on behalf of Principal Funds, Inc. Strategic Asset Management Portfolios in the United States District Court for the Southern District of Iowa against Principal Management Corporation, Principal Global Investors, LLC, and Principal Funds Distributor, Inc. (the “Curran Defendants”). The lawsuit alleges the Curran Defendants breached their fiduciary duty under Section 36(b) of the Investment Company Act by charging advisory fees and distribution fees that were excessive. The Curran Defendants filed a motion to dismiss the case on January 29, 2010. That motion was granted in part and overruled in part. Principal Global Investors, LLC was dismissed from the suit. The remaining Curran Defendants are aggressively defending the lawsuit.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

13.  Contingencies, Guarantees and Indemnifications — (continued)

On December 2, 2009 and December 4, 2009, two plaintiffs, Cruise and Mullaney, each filed putative class action lawsuits in the United States District Court for the Southern District of New York against us, PFG, Principal Global Investors, LLC, and Principal Real Estate Investors, LLC (the “Cruise/Mullaney Defendants”). The lawsuits alleged the Cruise/Mullaney Defendants failed to manage the Principal U.S. Property Separate Account (“PUSPSA”) in the best interests of investors, improperly imposed a “withdrawal freeze” on September 26, 2008, and instituted a “withdrawal queue” to honor withdrawal requests as sufficient liquidity became available. Plaintiffs allege these actions constitute a breach of fiduciary duties under ERISA. Plaintiffs seek to certify a class including all qualified ERISA plans and the participants of those plans that invested in PUSPSA between September 26, 2008, and the present that have suffered losses caused by the queue. The two lawsuits, as well as two subsequently filed complaints asserting similar claims, have been consolidated and are now known as In re Principal U.S. Property Account Litigation. On April 22, 2010, an order was entered granting the motion made by the Cruise/Mullaney Defendants for change of venue to the United States District Court for the Southern District of Iowa. Plaintiffs filed an Amended Consolidated Complaint adding five new plaintiffs on November 22, 2010, and the Cruise/Mullaney Defendants moved to dismiss the amended complaint. The court denied the Cruise/Mullaney Defendants’ motion to dismiss on May 17, 2011. The Cruise/Mullaney Defendants are aggressively defending the lawsuit.

While the outcome of any pending or future litigation or regulatory matter cannot be predicted, management does not believe that any such matter will have a material adverse effect on our business or financial position. As of December 31, 2011, there were no estimated losses accrued related to the legal matters discussed above because we believe the loss from these matters is not probable and cannot be reasonably estimated.

We believe all of the litigation contingencies discussed above involve a chance of loss that is either remote or reasonably possible. All of these matters involve unspecified claim amounts, in which the respective plaintiffs seek an indeterminate amount of damages. To the extent such matters present a reasonably possible chance of loss, we are not able to estimate the possible loss or range of loss associated therewith.

The outcome of such matters is always uncertain, and unforeseen results can occur. It is possible that such outcomes could require us to pay damages or make other expenditures or establish accruals in amounts that we could not estimate at December 31, 2011.

Guarantees and Indemnifications

            In the normal course of business, we have provided guarantees to third parties primarily related to a former subsidiary. These agreements generally expire through 2019. The maximum exposure under these agreements as of December 31, 2011, was approximately $150.0 million. At inception, the fair value of such guarantees was insignificant. In addition, we believe the likelihood is remote that material payments will be required. Therefore, any liability accrued within our consolidated statements of financial position is insignificant. Should we be required to perform under these guarantees, we generally could recover a portion of the loss from third parties through recourse provisions included in agreements with such parties, the sale of assets held as collateral that can be liquidated in the event that performance is required under the guarantees or other recourse generally available to us; therefore, such guarantees would not result in a material adverse effect on our business or financial position. While the likelihood is remote, such outcomes could materially affect net income in a particular quarter or annual period.

We are also subject to various other indemnification obligations issued in conjunction with divestitures, acquisitions and financing transactions whose terms range in duration and often are not explicitly defined. Certain portions of these indemnifications may be capped, while other portions are not subject to such limitations; therefore, the overall maximum amount of the obligation under the indemnifications cannot be reasonably estimated. At inception, the fair value of such indemnifications was insignificant. In addition, we believe the likelihood is remote that material payments will be required. Therefore, any liability accrued within our consolidated statements of financial position is insignificant. While we are unable to estimate with certainty the ultimate legal and financial liability with respect to these indemnifications, we believe that performance under these indemnifications would not result in a material adverse effect on our business or financial position. While the likelihood is remote, performance under these indemnifications could materially affect net income in a particular quarter or annual period.

Guaranty Funds

Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. A state’s fund assesses its members based on their pro rata market share of written premiums in the state for the classes of insurance for which the insolvent insurer was engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. We accrue

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

13.  Contingencies, Guarantees and Indemnifications — (continued)

liabilities for guaranty fund assessments when an assessment is probable, can be reasonably estimated and when the event obligating us to pay has occurred. While we cannot predict the amount and timing of any future assessments, we have established reserves we believe are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings. As of December 31, 2011 and 2010, the liability balance for guaranty fund assessments, which is not discounted, was $38.7 million and $14.5 million, respectively, and was reported within other liabilities in the consolidated statements of financial position. As of December 31, 2011 and 2010, $22.6 million and $6.9 million, respectively, related to premium tax offsets were included in premiums due and other receivables in the consolidated statements of financial position.

Operating Leases

            As a lessee, we lease office space, data processing equipment, office furniture and office equipment under various operating leases. Rental expense for the years ended December 31, 2011, 2010 and 2009, respectively, was $43.6 million, $45.0 million and $47.8 million.

            The following represents payments due by period for operating lease obligations (in millions):

Year ending December 31:
2012	$ 37.7
2013	28.4
2014	24.3
2015	18.9
2016	10.4
2017 and thereafter	56.1
Total operating lease obligations	175.8
Less: Future sublease rental income on noncancelable leases	3.2
Total future minimum lease payments	$ 172.6

Capital Leases

We lease hardware storage equipment under capital leases. As of December 31, 2011 and 2010, these leases had a gross asset balance of $24.4 million and $17.4 million and accumulated depreciation of $13.7 million and $13.4 million, respectively. Depreciation expense for the years ended December 31, 2011, 2010 and 2009 was $4.4 million, $4.2 million and $5.2 million, respectively.

            The following represents future minimum lease payments due by period for capital lease obligations (in millions).

Year ending December 31:
2012	$ 4.3
2013	3.5
2014	3.1
2015	0.5
Total	11.4
Less: Amounts representing interest	0.5
Net present value of minimum lease payments	$ 10.9

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

14.  Stockholder’s Equity

Accumulated Other Comprehensive Income (Loss)

            Comprehensive income includes all changes in stockholder’s equity during a period except those resulting from investments by our stockholder and distributions to our stockholder.

            The components of accumulated other comprehensive income (loss) were as follows:

	Net unrealized losses on available‑for‑sale securities	Net unrealized gains on derivative instruments	Foreign currency translation adjustment	Unrecognized postretirement benefit obligations	Accumulated other comprehensive loss
	(in millions)
Balances at January 1, 2009	$ (4,254.9)	$ 102.6	$ (18.0)	$ (567.3)	$ (4,737.6)
Net change in unrealized losses on fixed maturities, available‑for‑sale	6,548.5	—	—	—	6,548.5
Net change in noncredit component of impairment losses on fixed maturities, available-for-sale	(260.9)	—	—	—	(260.9)
Net change in unrealized losses on equity securities, available‑for‑sale	47.8	—	—	—	47.8
Net change in unrealized losses on equity method subsidiaries and noncontrolling interest adjustments	29.6	—	—	—	29.6
Adjustments for assumed changes in amortization pattern	(963.3)	—	—	—	(963.3)
Net change in unrealized gains on derivative instruments	—	(66.4)	—	—	(66.4)
Change in net foreign currency translation adjustment	—	—	33.2	—	33.2
Change in unrecognized postretirement benefit obligations	—	—	—	263.3	263.3
Cumulative effect of reclassifying noncredit component of previously recognized impairment losses on fixed maturities, available-for-sale, net	(9.9)	—	—	—	(9.9)
Net change in provision for deferred income tax benefit (expense)	(1,890.6)	23.3	(11.6)	(92.2)	(1,971.1)
Balances at December 31, 2009	$ (753.7)	$ 59.5	$ 3.6	$ (396.2)	$ (1,086.8)

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

14.  Stockholder’s Equity — (continued)

	Net unrealized gains (losses) on available‑for‑sale securities	Net unrealized gains on derivative instruments	Foreign currency translation adjustment	Unrecognized postretirement benefit obligations	Accumulated other comprehensive income (loss)
	(in millions)
Balances at January 1, 2010	$ (753.7)	$ 59.5	$ 3.6	$ (396.2)	$ (1,086.8)
Net change in unrealized losses on fixed maturities, available‑for‑sale	2,138.0	—	—	—	2,138.0
Net change in noncredit component of impairment losses on fixed maturities, available-for-sale	(56.1)	—	—	—	(56.1)
Net change in unrealized losses on equity securities, available‑for‑sale	6.8	—	—	—	6.8
Net change in unrealized losses on equity method subsidiaries and noncontrolling interest adjustments	(28.3)	—	—	—	(28.3)
Adjustments for assumed changes in amortization pattern	(488.0)	—	—	—	(488.0)
Net change in unrealized gains on derivative instruments	—	32.0	—	—	32.0
Change in net foreign currency translation adjustment	—	—	(7.1)	—	(7.1)
Change in unrecognized postretirement benefit obligations	—	—	—	320.0	320.0
Cumulative effect of implementation of accounting change related to variable interest entities, net	10.7	—	—	—	10.7
Cumulative effect of electing fair value option for fixed maturities upon implementation of accounting change related to embedded credit derivatives, net	25.4	—	—	—	25.4
Net change in provision for deferred income tax benefit (expense)	(550.5)	(11.2)	2.5	(112.0)	(671.2)
Balances at December 31, 2010	$ 304.3	$ 80.3	$ (1.0)	$ (188.2)	$ 195.4

	Net unrealized gains on available‑for‑sale securities	Net unrealized gains on derivative instruments	Foreign currency translation adjustment	Unrecognized postretirement benefit obligations	Accumulated other comprehensive income
	(in millions)
Balances at January 1, 2011	$ 304.3	$ 80.3	$ (1.0)	$ (188.2)	$ 195.4
Net change in unrealized gains on fixed maturities, available‑for‑sale	687.5	—	—	—	687.5
Net change in noncredit component of impairment losses on fixed maturities, available-for-sale	52.3	—	—	—	52.3
Net change in unrealized gains on equity securities, available‑for‑sale	12.1	—	—	—	12.1
Net change in unrealized gains on equity method subsidiaries and noncontrolling interest adjustments	17.5	—	—	—	17.5
Adjustments for assumed changes in amortization pattern	(167.6)	—	—	—	(167.6)
Adjustment for assumed changes in policyholder liabilities	(278.0)	—	—	—	(278.0)
Net change in unrealized gains on derivative instruments	—	55.0	—	—	55.0
Change in net foreign currency translation adjustment	—	—	20.2	—	20.2
Change in unrecognized postretirement benefit obligations	—	—	—	(266.0)	(266.0)
Net change in provision for deferred income tax benefit (expense)	(117.3)	(19.2)	(7.0)	93.1	(50.4)
Balances at December 31, 2011	$ 510.8	$ 116.1	$ 12.2	$ (361.1)	$ 278.0

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

14.  Stockholder’s Equity — (continued)

The following table sets forth the adjustments necessary to avoid duplication of items that are included as part of net income for a year that had been part of other comprehensive income in prior years:

	For the year ended December 31,
	2011	2010	2009
	(in millions)
Unrealized gains on available‑for‑sale securities and derivative instruments, as reported	$ 242.3	$ 1,078.8	$ 3,458.1
Adjustment for realized losses on available‑for‑sale securities and derivative instruments included in net income	(110.9)	(142.1)	(221.9)
Unrealized gains on available‑for‑sale securities and derivative instruments arising during the year	$ 131.4	$ 936.7	$ 3,236.2

            The above table includes unrealized gains (losses) on available-for-sale securities and derivatives in cash flow hedge relationships net of adjustments related to DPAC, sales inducements, unearned revenue reserves, changes in policyholder benefits and claims and applicable income taxes.

Dividend Limitations

            Under Iowa law, we may pay stockholder dividends only from the earned surplus arising from our business and must receive the prior approval of the Commissioner to pay a stockholder dividend if such a stockholder dividend would exceed certain statutory limitations. In general, the current statutory limitation is the greater of 10% of our policyholder surplus as of the preceding year-end or the net gain from operations from the previous calendar year. Based on this limitation and 2011 statutory results, we could pay approximately $507.7 million in stockholder dividends in 2012 without exceeding the statutory limitation.

15.  Fair Value Measurements

We use fair value measurements to record fair value of certain assets and liabilities and to estimate fair value of financial instruments not recorded at fair value but required to be disclosed at fair value. Certain financial instruments, particularly policyholder liabilities other than investment-type insurance contracts, are excluded from these fair value disclosure requirements.

Fair Value of Financial Instruments

The carrying value and estimated fair value of financial instruments were as follows:

	December 31, 2011		December 31, 2010
	Carrying amount	Fair value	Carrying amount	Fair value
	(in millions)
Assets (liabilities)
Fixed maturities, available‑for‑sale	$ 45,877.3	$ 45,877.3	$ 45,184.8	$ 45,184.8
Fixed maturities, trading	511.5	511.5	606.9	606.9
Equity securities, available‑for‑sale	73.5	73.5	165.9	165.9
Equity securities, trading	312.8	312.8	258.3	258.3
Mortgage loans	10,132.0	10,619.4	10,477.1	10,540.3
Policy loans	859.2	1,088.4	878.3	986.6
Other investments	357.2	357.2	271.7	271.7
Cash and cash equivalents	2,454.9	2,454.9	1,546.8	1,546.8
Derivative assets	1,155.4	1,155.4	1,058.5	1,058.5
Separate account assets	61,615.1	61,615.1	62,738.4	62,738.4
Investment‑type insurance contracts	(32,578.9)	(32,404.5)	(32,717.8)	(32,826.2)
Short‑term debt	(263.7)	(263.7)	(294.4)	(294.4)
Long‑term debt	(119.9)	(138.9)	(120.4)	(130.7)
Separate account liabilities	(54,429.2)	(53,614.9)	(55,864.5)	(54,989.5)
Derivative liabilities	(1,519.5)	(1,519.5)	(1,274.5)	(1,274.5)
Bank deposits	(2,142.8)	(2,150.2)	(2,161.2)	(2,172.9)
Cash collateral payable	(222.5)	(222.5)	(219.9)	(219.9)
Other liabilities	(225.3)	(225.3)	(250.3)	(250.3)

Valuation Hierarchy

Principal Life Insurance Company
Notes to Consolidated Financial Statements (continued)

15. Fair Value Measurements — (continued)

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels.

•         Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets or liabilities. Our Level 1 assets and liabilities primarily include exchange traded equity securities, mutual funds and U.S. Treasury bonds.

•         Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly. Our Level 2 assets and liabilities primarily include fixed maturities (including public and private bonds), equity securities, over-the-counter derivatives and other investments for which public quotations are not available but that are priced by third-party pricing services or internal models using substantially all observable inputs.

•         Level 3 – Fair values are based on significant unobservable inputs for the asset or liability. Our Level 3 assets and liabilities include certain fixed maturities, private equity securities, real estate and commercial mortgage loan investments of our separate accounts, commercial mortgage loan investments and obligations of consolidated VIEs for which the fair value option was elected, complex derivatives and embedded derivatives that are priced using broker quotes or other valuation methods that utilize at least one significant unobservable input.

Determination of Fair Value

The following discussion describes the valuation methodologies and inputs used for assets and liabilities measured at fair value on a recurring basis or disclosed at fair value. The techniques utilized in estimating the fair values of financial instruments are reliant on the assumptions used. Care should be exercised in deriving conclusions about our business, its value or financial position based on the fair value information of financial instruments presented below.

Fair value estimates are made based on available market information and judgments about the financial instrument at a specific point in time. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument. We validate prices through an investment analyst review process, which includes validation through direct interaction with external sources, review of recent trade activity or use of internal models. In circumstances where broker quotes are used to value an instrument, we generally receive one non-binding quote. Broker quotes are validated through an investment analyst review process, which includes validation through direct interaction with external sources and use of internal models or other relevant information. We did not make any significant changes to our valuation processes during 2011.

Fixed Maturities

Fixed maturities include bonds, ABS, redeemable preferred stock and certain nonredeemable preferred stock. When available, the fair value of fixed maturities is based on quoted prices of identical assets in active markets. These are reflected in Level 1 and primarily include U.S. Treasury bonds and actively traded redeemable corporate preferred securities.

When quoted prices of identical assets in active markets are not available, our first priority is to obtain prices from third party pricing vendors. We have regular interaction with these vendors to ensure we understand their pricing methodologies and to confirm they are utilizing observable market information. Their methodologies vary by asset class and include inputs such as estimated cash flows, benchmark yields, reported trades, broker quotes, credit quality, industry events and economic events. Fixed maturities with validated prices from pricing services, which includes the majority of our public fixed maturities in all asset classes, are generally reflected in Level 2. Also included in Level 2 are corporate bonds where quoted market prices are not available, for which a matrix pricing valuation approach is used. In this approach, securities are grouped into pricing categories that vary by sector, rating and average life. Each pricing category is assigned a risk spread based on studies of observable public market data from the investment professionals assigned to specific security classes. The expected cash flows of the security are then discounted back at the current Treasury curve plus the appropriate risk spread. Although the matrix valuation approach provides a fair valuation of each pricing category, the valuation of an individual security within each pricing category may actually be impacted by company specific factors.

If we are unable to price a fixed maturity security using prices from third party pricing vendors or other sources specific to the asset class, we may obtain a broker quote or utilize an internal pricing model specific to the asset utilizing relevant market information, to the extent available, which are reflected in Level 3 and can include fixed maturities across all asset classes. As of December 31, 2011, less than 1% of our fixed maturities were valued using internal pricing models, which were classified as Level 3 assets accordingly.

The primary inputs, by asset class, for valuations of the majority of our Level 2 investments from third party pricing vendors or our internal pricing valuation approach are described below.

U.S. Government and Agencies/Non-U.S. Governments. Inputs include recently executed market transactions, interest rate yield curves, maturity dates, market price quotations and credit spreads relating to similar instruments.

Principal Life Insurance Company
Notes to Consolidated Financial Statements (continued)

15. Fair Value Measurements — (continued)

State and Political Subdivisions. Inputs include Municipal Securities Rulemaking Board reported trades, U.S. Treasury and other benchmark curves, material event notices, new issue data and obligor credit ratings.

Corporate. Inputs include recently executed transactions, market price quotations, benchmark yields, issuer spreads and observations of equity and credit default swap curves related to the issuer. For private placement corporate securities valued through the matrix valuation approach inputs include the current U.S. Treasury curve and risk spreads based on sector, rating and average life of the issuance.

RMBS, CMBS, CDOs and Other Debt Obligations. Inputs include cash flows, priority of the tranche in the capital structure, expected time to maturity for the specific tranche, reinvestment period remaining and performance of the underlying collateral including prepayments, defaults, deferrals, loss severity of defaulted collateral and, for RMBS, prepayment speed assumptions. Other inputs include market indices and recently executed market transactions.

Equity Securities

Equity securities include mutual funds, common stock and nonredeemable preferred stock. Fair values of equity securities are determined using quoted prices in active markets for identical assets when available, which are reflected in Level 1. When quoted prices are not available, we may utilize internal valuation methodologies appropriate for the specific asset that use observable inputs such as underlying share prices, which are reflected in Level 2. Fair values might also be determined using broker quotes or through the use of internal models or analysis that incorporate significant assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities, which are reflected in Level 3.

Mortgage Loans

Mortgage loans are not measured at fair value on a recurring basis. Fair values of commercial and residential mortgage loans are primarily determined by discounting the expected cash flows at current treasury rates plus an applicable risk spread, which reflects credit quality and maturity of the loans. The risk spread is based on market clearing levels for loans with comparable credit quality, maturities and risk. The fair value of mortgage loans may also be based on the fair value of the underlying real estate collateral less cost to sell, which is estimated using appraised values.

Policy Loans

Policy loans are not measured at fair value on a recurring basis. Fair values of policy loans are estimated by discounting expected cash flows using a risk-free rate based on the U.S. Treasury curve.

Derivatives

The fair values of exchange-traded derivatives are determined through quoted market prices, which are reflected in Level 1. Exchange-traded derivatives include interest rate and equity futures that are settled daily such that their fair value is not reflected in the consolidated statements of financial position. The fair values of over-the-counter derivative instruments are determined using either pricing valuation models that utilize market observable inputs or broker quotes. The majority of our over-the-counter derivatives are valued with models that use market observable inputs, which are reflected in Level 2. Significant inputs include contractual terms, interest rates, currency exchange rates, credit spread curves, equity prices, and volatilities. These valuation models consider projected discounted cash flows, relevant swap curves, and appropriate implied volatilities. Certain over-the-counter derivatives utilize unobservable market data, primarily independent broker quotes that are nonbinding quotes based on models that do not reflect the result of market transactions, which are reflected in Level 3.

Principal Life Insurance Company
Notes to Consolidated Financial Statements (continued)

15. Fair Value Measurements — (continued)

Our derivative contracts are generally documented under ISDA Master Agreements, which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties. Collateral arrangements are bilateral and based on current ratings of each entity. We utilize the LIBOR interest rate curve to value our positions, which includes a credit spread. This credit spread incorporates an appropriate level of nonperformance risk into our valuations given the current ratings of our counterparties, as well as the collateral agreements in place. Counterparty credit risk is routinely monitored to ensure our adjustment for non-performance risk is appropriate.

Interest Rate Contracts. We use discounted cash flow valuation techniques to determine the fair value of interest rate swaps using observable swap curves as the inputs. These are reflected in Level 2. In addition, we have a limited number of complex inflation-linked interest rate swaps and interest rate collars that are valued using broker quotes. These are reflected in Level 3. We use option pricing models to determine the fair value of swaptions using observable swap interest rate curves and observable implied volatilities as inputs.

Foreign Exchange Contracts. We use discounted cash flow valuation techniques that utilize observable swap curves and exchange rates as the inputs to determine the fair value of foreign currency swaps. These are reflected in Level 2. In addition, we have a limited number of non-standard currency swaps that are valued using broker quotes. These are reflected within Level 3.

Equity Contracts. We use an option pricing model using observable implied volatilities, dividend yields, index prices and swap curves as the inputs to determine the fair value of equity options. These are reflected in Level 2. In addition, we have a limited number of total return swaps that are valued based on the observable quoted price of the underlying equity index. These are reflected in Level 2.

Credit Contracts. We use either the ISDA Credit Default Swap Standard discounted cash flow model that utilizes observable default probabilities and recovery rates as inputs or broker prices to determine the fair value of credit default swaps. These are reflected in Level 3.

Other Investments

Other investments reported at fair value primarily include seed money investments, for which the fair value is determined using the net asset value of the fund. The net asset value of the fund represents the price at which we feel we would be able to initiate a transaction. Seed money investments in mutual funds for which the net asset value is published are reflected in Level 1. Seed money investments in mutual funds or other investment funds in markets that do not have a published net asset value are reflected in Level 2.

Other investments reported at fair value also include commercial mortgage loans of consolidated VIEs for which the fair value option was elected, which are reflected in Level 3. Fair value of these commercial mortgage loans is computed utilizing a discount rate based on the current market. The market discount rate is then adjusted based on various factors that differentiate it from our pool of loans.

The carrying amounts of other assets classified as other investments in the accompanying consolidated statements of financial position, which are not measured at fair value on a recurring basis, approximate their fair values.

Cash and Cash Equivalents

Certain cash equivalents are reported at fair value on a recurring basis and include money market instruments and other short-term investments with maturities of less than three months. Fair values of these cash equivalents may be determined using public quotations, when available, which are reflected in Level 1. When public quotations are not available, because of the highly liquid nature of these assets, carrying amounts may be used to approximate fair values, which are reflected in Level 2.

The carrying amounts of cash and cash equivalents that are not reported at fair value on a recurring basis approximate their fair value.

Separate Account Assets

Separate account assets include equity securities, debt securities and derivative instruments, for which fair values are determined as previously described, and are reflected in Level 1, Level 2 and Level 3. Separate account assets also include commercial mortgage loans, for which the fair value is estimated by discounting the expected total cash flows using market rates that are applicable to the yield, credit quality and maturity of the loans. The market clearing spreads vary based on mortgage type,

Principal Life Insurance Company
Notes to Consolidated Financial Statements (continued)

15. Fair Value Measurements — (continued)

weighted average life, rating and liquidity. These are reflected in Level 3. Finally, separate account assets include real estate, for which the fair value is estimated using discounted cash flow valuation models that utilize public real estate market data inputs such as transaction prices, market rents, vacancy levels, leasing absorption, market cap rates and discount rates. In addition, each property is appraised annually by an independent appraiser. The real estate within the separate accounts is reflected in Level 3.

Investment-Type Insurance Contracts

Investment-type insurance contracts are not measured at fair value on a recurring basis. The fair values of our reserves and liabilities for investment-type insurance contracts are estimated using discounted cash flow analyses based on current interest rates, including non-performance risk, being offered for similar contracts with maturities consistent with those remaining for the investment-type contracts being valued. Investment-type insurance contracts include insurance, annuity and other policy contracts that do not involve significant mortality or morbidity risk and are only a portion of the policyholder liabilities appearing in the consolidated statements of financial position. Insurance contracts include insurance, annuity and other policy contracts that do involve significant mortality or morbidity risk. The fair values for our insurance contracts, other than investment-type contracts, are not required to be disclosed.

Certain annuity contracts and other investment-type insurance contracts include embedded derivatives that have been bifurcated from the host contract and that are measured at fair value on a recurring basis, which are reflected in Level 3. The key assumptions for calculating the fair value of the embedded derivative liabilities are market assumptions (such as equity market returns, interest rate levels, market volatility and correlations) and policyholder behavior assumptions (such as lapse, mortality, utilization and withdrawal patterns). They are valued using a combination of historical data and actuarial judgment. Stochastic models are used to value the embedded derivatives that incorporate a spread reflecting our own creditworthiness and risk margins.

The assumption for our own non-performance risk for investment-type insurance contracts and any embedded derivatives bifurcated from certain annuity and investment-type insurance contracts is based on the current market credit spreads for debt-like instruments that we have issued and are available in the market.

Short-Term Debt

Short-term debt is not measured at fair value on a recurring basis. The carrying amount of short-term debt approximates its fair value because of the relatively short time between origination of the debt instrument and its maturity.

Long-Term Debt

Long-term debt is not measured at fair value on a recurring basis. Fair values for debt issues are estimated using discounted cash flow analysis based on our incremental borrowing rate for similar borrowing arrangements.

Separate Account Liabilities

Separate account liabilities are not measured at fair value on a recurring basis. Fair values of separate account liabilities, excluding insurance-related elements, are estimated based on market assumptions around what a potential acquirer would pay for the associated block of business, including both the separate account assets and liabilities. As the applicable separate account assets are already reflected at fair value, any adjustment to the fair value of the block is an assumed adjustment to the separate account liabilities. To compute fair value, the separate account liabilities are originally set to equal separate account assets because these are pass-through contracts. The separate account liabilities are reduced by the amount of future fees expected to be collected that are intended to offset upfront acquisition costs already incurred that a potential acquirer would not have to pay. The estimated future fees are adjusted by an adverse deviation discount and the amount is then discounted at a risk-free rate as measured by the yield on U.S. Treasury securities at maturities aligned with the estimated timing of fee collection.

Bank Deposits

Bank deposits are not measured at fair value on a recurring basis. The fair value of deposits of our Principal Bank subsidiary with no stated maturity, such as demand deposits, savings, and interest-bearing demand accounts, is equal to the

Principal Life Insurance Company
Notes to Consolidated Financial Statements (continued)

15. Fair Value Measurements — (continued)

amount payable on demand (i.e., their carrying amounts). The fair value of certificates of deposit is based on the discounted value of contractual cash flows. The discount is estimated using the rates currently offered for deposits of similar remaining maturities.

Cash Collateral Payable

Cash collateral payable is not measured at fair value on a recurring basis. The carrying amount of the payable associated with our obligation to return cash collateral received under derivative credit support annex (collateral) agreements approximate its fair value.

Other Liabilities

Certain obligations reported in other liabilities include embedded derivatives to deliver underlying securities of structured investments to third parties. The fair value of the embedded derivatives is calculated based on the value of the underlying securities that are valued based on prices obtained from third party pricing vendors as utilized and described in our discussion of how fair value is determined for fixed maturities, which are reflected in Level 2.

Additionally, obligations of consolidated VIEs for which the fair value option was elected are included in other liabilities. These obligations are valued either based on prices obtained from third party pricing vendors as utilized and described in our discussion of how fair value is determined for fixed maturities, which are reflected in Level 2, or broker quotes, which are reflected in Level 3.

Assets and liabilities measured at fair value on a recurring basis

Assets and liabilities measured at fair value on a recurring basis are summarized below.

	As of December 31, 2011
	Assets / (liabilities)	Fair value hierarchy level
	measured at fair value	Level 1	Level 2	Level 3
	(in millions)
Assets
Fixed maturities, available-for-sale:
U.S. government and agencies	$ 753.1	$ 10.5	$ 742.6	$ —
Non-U.S. governments	676.2	—	676.2	—
States and political subdivisions	2,882.7	—	2,882.7	—
Corporate	30,926.9	87.5	30,600.2	239.2
Residential mortgage-backed securities	3,315.7	—	3,315.7	—
Commercial mortgage-backed securities	3,413.7	—	3,413.7	—
Collateralized debt obligations	338.8	—	236.3	102.5
Other debt obligations	3,570.2	—	3,542.9	27.3
Total fixed maturities, available-for-sale	45,877.3	98.0	45,410.3	369.0
Fixed maturities, trading	511.5	1.9	288.8	220.8
Equity securities, available-for-sale	73.5	55.5	—	18.0
Equity securities, trading	312.8	208.0	104.8	—
Derivative assets (1)	1,155.4	—	1,096.4	59.0
Other investments (2)	206.2	10.5	98.2	97.5
Cash equivalents (3)	1,040.3	405.4	634.9	—
Sub-total excluding separate account assets	49,177.0	779.3	47,633.4	764.3

Separate account assets	61,615.1	48,351.0	9,215.1	4,049.0
Total assets	$ 110,792.1	$ 49,130.3	$ 56,848.5	$ 4,813.3

Liabilities
Investment-type insurance contracts (4)	$ (171.8)	$ —	$ —	$ (171.8)
Derivative liabilities (1)	(1,519.5)	—	(1,342.4)	(177.1)
Other liabilities (4)	(225.3)	—	(201.1)	(24.2)
Total liabilities	$ (1,916.6)	$ —	$ (1,543.5)	$ (373.1)

Net assets (liabilities)	$ 108,875.5	$ 49,130.3	$ 55,305.0	$ 4,440.2

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

15.  Fair Value Measurements — (continued)

	As of December 31, 2010
	Assets / (liabilities)	Fair value hierarchy level
	measured at fair value	Level 1	Level 2	Level 3
	(in millions)
Assets
Fixed maturities, available-for-sale:
U.S. government and agencies	$ 549.7	$ 15.0	$ 534.7	$ —
Non-U.S. governments	424.2	—	424.2	—
States and political subdivisions	2,656.4	—	2,656.4	—
Corporate	31,141.2	95.4	30,531.9	513.9
Residential mortgage-backed securities	3,164.0	—	3,164.0	—
Commercial mortgage-backed securities	3,842.2	—	3,826.0	16.2
Collateralized debt obligations	293.0	—	183.7	109.3
Other debt obligations	3,114.1	—	3,025.3	88.8
Total fixed maturities, available-for-sale	45,184.8	110.4	44,346.2	728.2
Fixed maturities, trading	606.9	—	337.8	269.1
Equity securities, available-for-sale	165.9	122.7	—	43.2
Equity securities, trading	258.3	162.2	96.1	—
Derivative assets (1)	1,058.5	—	1,025.2	33.3
Other investments (2)	198.0	1.4	68.3	128.3
Cash equivalents (3)	659.1	210.4	448.7	—
Sub-total excluding separate account assets	48,131.5	607.1	46,322.3	1,202.1

Separate account assets	62,738.4	49,789.3	9,311.0	3,638.1
Total assets	$ 110,869.9	$ 50,396.4	$ 55,633.3	$ 4,840.2

Liabilities
Investment-type insurance contracts (4)	$ 7.4	$ —	$ —	$ 7.4
Derivative liabilities (1)	(1,274.5)	—	(1,093.0)	(181.5)
Other liabilities (4)	(250.3)	—	(93.5)	(156.8)
Total liabilities	$ (1,517.4)	$ —	$ (1,186.5)	$ (330.9)

Net assets (liabilities)	$ 109,352.5	$ 50,396.4	$ 54,446.8	$ 4,509.3

(1)       Within the consolidated statements of financial position, derivative assets are reported with other investments and derivative liabilities are reported with other liabilities. Refer to Note 6, Derivative Financial Instruments, for further information on fair value by class of derivative instruments. Our derivatives are primarily Level 2, with the exception of certain credit default swaps and other swaps that are Level 3.

(2)       Primarily includes seed money investments and commercial mortgage loans of consolidated VIEs reported at fair value.

(3)       Includes money market instruments and short-term investments with a maturity date of three months or less when purchased.

(4)       Includes bifurcated embedded derivatives that are reported at fair value within the same line item in the consolidated statements of financial position in which the host contract is reported. Other liabilities also include obligations of consolidated VIEs reported at fair value.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

15.  Fair Value Measurements — (continued)

Changes in Level 3 fair value measurements

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) are summarized as follows:

	For the year ended December 31, 2011							Changes in unrealized gains (losses) included in net income relating to positions still held (1)
	Beginning asset / (liability) balance as of December 31, 2010	Total realized/unrealized gains (losses)		Purchases, sales, issuances and settlements(5)	Transfers into Level 3	Transfers out of Level 3	Ending asset / (liability) balance as of December 31, 2011
		Included in net income (1)	Included in other comprehensive income
	(in millions)
Assets
Fixed maturities, available-for-sale:
Corporate	$ 513.9	$ (4.4)	$ (17.7)	$ (55.0)	$ 86.4	$ (284.0)	$ 239.2	$ 0.3
Commercial mortgage-backed securities	16.2	(3.7)	5.1	(10.5)	—	(7.1)	—	—
Collateralized debt obligations	109.3	(19.6)	13.8	0.3	—	(1.3)	102.5	(9.3)
Other debt obligations	88.8	0.1	(1.1)	(30.5)	9.0	(39.0)	27.3	—
Total fixed maturities, available-for-sale	728.2	(27.6)	0.1	(95.7)	95.4	(331.4)	369.0	(9.0)
Fixed maturities, trading	269.1	(16.6)	—	(27.2)	20.5	(25.0)	220.8	(15.8)
Equity securities, available-for-sale	43.2	(6.1)	12.0	(28.0)	13.0	(16.1)	18.0	(4.5)
Derivative assets	33.3	37.8	(0.1)	(12.0)	—	—	59.0	34.8
Other investments	128.3	(2.5)	—	(28.3)	—	—	97.5	(2.6)
Separate account assets (2)	3,638.1	407.3	—	72.4	13.5	(82.3)	4,049.0	401.7

Liabilities
Investment-type insurance contracts	7.4	(190.4)	—	11.2	—	—	(171.8)	(190.9)
Derivative liabilities	(181.5)	(14.2)	0.2	18.4	—	—	(177.1)	(8.4)
Other liabilities (3)	(156.8)	(1.2)	13.4	(15.9)	—	136.3	(24.2)	(1.1)

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

15.  Fair Value Measurements — (continued)

	For the year ended December 31, 2010							Changes in unrealized gains (losses) included in net income relating to positions still held (1)
	Beginning asset / (liability) balance as of December 31, 2009	Total realized/unrealized gains (losses)		Purchases, sales, issuances and settlements(4)	Transfers into Level 3	Transfers out of Level 3	Ending asset / (liability) balance as of December 31, 2010
		Included in net income (1)	Included in other comprehensive income
	(in millions)
Assets
Fixed maturities, available-for-sale:
State and political subdivisions	$ 11.5	$ —	$ 1.0	$ —	$ 11.5	$ (24.0)	$ —	$ —
Corporate	663.7	(1.2)	26.9	(155.9)	152.2	(171.8)	513.9	(2.1)
Commercial mortgage-backed securities	34.3	(0.1)	1.0	11.2	—	(30.2)	16.2	(0.1)
Collateralized debt obligations	296.8	(14.9)	40.0	(125.2)	0.9	(88.3)	109.3	(1.9)
Other debt obligations	76.6	—	4.5	36.9	32.9	(62.1)	88.8	—
Total fixed maturities, available-for-sale	1,082.9	(16.2)	73.4	(233.0)	197.5	(376.4)	728.2	(4.1)
Fixed maturities, trading	63.5	13.5	—	194.1	—	(2.0)	269.1	13.2
Equity securities, available-for-sale	71.7	2.6	(8.2)	(21.4)	0.1	(1.6)	43.2	3.3
Derivative assets	54.4	(18.3)	(0.1)	(2.7)	—	—	33.3	(17.1)
Other investments	—	25.9	—	102.4	—	—	128.3	25.9
Separate account assets (2)	3,997.0	305.9	—	(576.2)	28.5	(117.1)	3,638.1	250.9

Liabilities
Investment-type insurance contracts	(17.1)	(0.7)	—	25.2	—	—	7.4	(1.1)
Derivative liabilities	(93.7)	9.9	(1.4)	(96.3)	—	—	(181.5)	8.0
Other liabilities (3)	(89.1)	9.3	(28.3)	(48.7)	—	—	(156.8)	2.3

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

15.  Fair Value Measurements — (continued)

	For the year ended December 31, 2009						Changes in
	Beginning asset / (liability) balance as of December 31, 2008	Total realized/unrealized gains (losses)		Purchases, sales, issuances and settlements	Transfers in (out) of Level 3	Ending asset / (liability) balance as of December 31, 2009	unrealized gains (losses) included in net income relating to positions still held (1)
		Included in net income (1)	Included in other comprehensive income
	(in millions)
Assets
Fixed maturities, available-for-sale
Non-U.S. governments	$ 33.6	$ (10.2)	$ 2.6	$ (26.0)	$ —	$ —	$ —
State and political subdivisions	—	—	1.3	—	10.2	11.5	—
Corporate	725.5	(25.9)	159.4	(382.9)	187.6	663.7	(31.5)
Commercial mortgage-backed securities	58.0	(0.3)	9.8	(12.1)	(21.1)	34.3	—
Collateralized debt obligations	236.8	(63.9)	150.4	(10.6)	(15.9)	296.8	(63.5)
Other debt obligations	82.1	(2.1)	17.4	25.9	(46.7)	76.6	—
Total fixed maturities, available-for-sale	1,136.0	(102.4)	340.9	(405.7)	114.1	1,082.9	(95.0)
Fixed maturities, trading	60.7	13.0	—	—	(10.2)	63.5	13.1
Equity securities, available-for-sale	56.2	(0.2)	30.3	(43.7)	29.1	71.7	(2.0)
Derivative assets	100.7	(43.6)	(0.2)	(2.5)	—	54.4	(30.5)
Separate account assets (2)	5,892.6	(1,577.4)	—	(290.2)	(28.0)	3,997.0	(1,464.2)

Liabilities
Investment-type insurance contracts	(39.9)	(3.0)	—	25.8	—	(17.1)	(3.0)
Derivative liabilities	(266.9)	141.4	7.2	24.6	—	(93.7)	88.8
Other liabilities (3)	(103.8)	—	33.2	(18.5)	—	(89.1)	—

(1)       Both realized gains (losses) and mark-to-market unrealized gains (losses) are generally reported in net realized capital gains (losses) within the consolidated statements of operations. Realized and unrealized gains (losses) on certain fixed maturities, trading and certain derivatives used in relation to certain trading portfolios are reported in net investment income within the consolidated statements of operations.

(2)       Gains and losses for separate account assets do not impact net income as the change in value of separate account assets is offset by a change in value of separate account liabilities.

(3)       Certain embedded derivatives reported in other liabilities are part of a cash flow hedge, with the effective portion of the unrealized gains (losses) recorded in AOCI.

(4)       As a result of our implementation of new authoritative guidance related to the accounting for VIEs effective January 1, 2010, certain previously unconsolidated VIEs were consolidated and certain previously consolidated VIEs were deconsolidated. The fair value of the Level 3 assets and liabilities of the newly consolidated and deconsolidated VIEs is primarily included in fixed maturities, trading; other investments; derivative liabilities and other liabilities. As a result of our implementation of new authoritative guidance related to the accounting for embedded credit derivatives effective July 1, 2010, we reclassified certain fixed maturities from available-for-sale to trading.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

15.  Fair Value Measurements — (continued)

(5)       Gross purchases, sales, issuances and settlements were:

	For the year ended December 31, 2011
	Purchases	Sales	Issuances	Settlements	Net purchases, sales, issuances and settlements

	(in millions)
Assets
Fixed maturities, available-for-sale:
Corporate	$ 7.3	$ (24.0)	$ —	$ (38.3)	$ (55.0)
Commercial mortgage-backed securities	—	(10.5)	—	—	(10.5)
Collateralized debt obligations	1.3	(0.4)	—	(0.6)	0.3
Other debt obligations	—	—	—	(30.5)	(30.5)
Total fixed maturities, available-for-sale	8.6	(34.9)	—	(69.4)	(95.7)
Fixed maturities, trading	10.0	(8.7)	—	(28.5)	(27.2)
Equity securities, available-for-sale	0.3	(28.3)	—	—	(28.0)
Derivative assets	4.8	(16.8)	—	—	(12.0)
Other investments	—	—	—	(28.3)	(28.3)
Separate account assets	182.2	(47.8)	—	(62.0)	72.4

Liabilities
Investment-type insurance contracts	—	—	9.2	2.0	11.2
Derivative liabilities	(10.0)	28.4	—	—	18.4
Other liabilities	(2.1)	—	—	(13.8)	(15.9)

Transfers

Transfers between fair value hierarchy levels are recognized at the beginning of the reporting period.

Assets transferred into Level 3 during 2011, 2010 and 2009 were $142.4 million, $226.1 million and $518.6 million, respectively. The majority of assets transferred into Level 3 primarily include those assets for which we are now unable to obtain pricing from a recognized third party pricing vendor and, to a lesser extent, assets added to our “watch list” that were previously priced using a matrix pricing valuation approach that may no longer be relevant when applied to asset-specific situations.

Assets transferred out of Level 3 during 2011, 2010 and 2009 were $454.8 million, $497.1 million and $413.6 million, respectively, and liabilities transferred out of Level 3 during 2011 were $136.3 million. The majority of assets that transferred out of Level 3 and the liabilities that transferred out of Level 3 include those for which we are now able to obtain pricing from a recognized third party pricing vendor.

We had significant transfers of separate account assets between Level 1 and Level 2, primarily related to foreign equity securities. When these securities are valued at the local close price of the exchange where the assets traded, they are reflected in Level 1. When events materially affecting the value occur between the close of the local exchange and the New York Stock Exchange, we use adjusted prices determined by a third party pricing vendor to update the foreign market closing prices and the fair value is reflected in Level 2. During 2011 and 2010, $2,796.1 million and $6,600.6 million, respectively, of separate account assets transferred out of Level 2 into Level 1. During 2011 and 2010, $3,595.9 million and $3,128.3 million, respectively, of separate account assets transferred out of Level 1 into Level 2.

Other transfers into and out of Level 2 during 2011 and 2010 primarily included those that transferred out of and into Level 3, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

15.  Fair Value Measurements — (continued)

Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis

Certain assets are measured at fair value on a nonrecurring basis. During 2011, mortgage loans had been marked to fair value of $201.7 million. The net impact of impairments and improvements in estimated fair value of previously impaired loans resulted in a net loss of $31.3 million that was recorded in net realized capital gains (losses) as part of the mortgage loan valuation allowance. These collateral-dependent mortgage loans are a Level 3 fair value measurement, as fair value is based on the fair value of the underlying real estate collateral, which is estimated using appraised values that involve at least one significant unobservable input.

During 2011, certain mortgage servicing rights had been marked to fair value of $4.4 million. The net impact of impairments and subsequent improvements in estimated fair value of previously impaired mortgage servicing rights resulted in a net loss of $1.1 million that was recorded in operating expenses. These mortgage servicing rights are a Level 3 fair value measurement, as fair value is determined by calculating the present value of the future servicing cash flows from the underlying mortgage loans.

During 2010, certain mortgage loans had been impaired or written down to fair value of $245.3 million. The impairments resulted in a loss of $78.4 million that was recorded in net realized capital gains (losses) as part of the mortgage loan valuation allowance. These collateral-dependent mortgage loans are a Level 3 fair value measurement, as fair value is based on the fair value of the underlying real estate collateral, which is estimated using appraised values that involve significant unobservable inputs.

During 2010, certain real estate had been written down to fair value of $1.4 million. This write down resulted in a loss of $0.3 million that was recorded in net realized capital gains (losses). This is a Level 3 fair value measurement, as the fair value of real estate is estimated using appraised values that involve significant unobservable inputs.

During 2010, certain mortgage servicing rights had been written down to fair value of $1.0 million, resulting in a charge of $0.6 million that was recorded in operating expenses. These mortgage servicing rights are a Level 3 fair value measurement, as fair value is determined by calculating the present value of the future servicing cash flows from the underlying mortgage loans.

During 2010, we impaired goodwill and finite lived intangible assets. See Note 3, Goodwill and Other Intangible Assets, for further details.

During 2009, certain mortgage loans had been written down to fair value of $3.9 million. This write down resulted in a loss of $8.0 million that was recorded in net realized capital gains (losses). These collateral-dependent mortgage loans are a Level 3 fair value measurement, as fair value is based on the fair value of the underlying real estate collateral, which is estimated using appraised values that involve significant unobservable inputs.

During 2009, certain real estate had been written down to fair value of $0.9 million. This write down resulted in a loss of $0.8 million that was recorded in net realized capital gains (losses). This is a Level 3 fair value measurement, as the fair value of the real estate is estimated using appraised values that involve significant unobservable inputs.

Fair Value Option

As a result of our implementation of new authoritative guidance related to the accounting for VIEs effective January 1, 2010, we elected fair value accounting for certain assets and liabilities of newly consolidated VIEs for which it was not practicable for us to determine the carrying value. The fair value option was elected for commercial mortgage loans reported with other investments and obligations reported with other liabilities in the consolidated statements of financial position. The changes in fair value of these items are reported in net realized capital gains (losses) on the consolidated statements of operations.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

15.  Fair Value Measurements — (continued)

The fair value and aggregate contractual principal amounts of commercial mortgage loans for which the fair value option has been elected were $97.5 million and $96.1 million as of December 31, 2011, and $128.3 million and $124.4 million as of December 31, 2010, respectively. The change in fair value of the loans resulted in a $(2.6) million and $25.9 million pre-tax gain (loss) for the year ended December 31, 2011 and 2010, respectively, none of which related to instrument-specific credit risk. None of these loans were more than 90 days past due or in nonaccrual status. Interest income on these commercial mortgage loans is included in net investment income on the consolidated statements of operations and is recorded based on the effective interest rates as determined at the closing of the loan. For the years ended December 31, 2011 and 2010, we recorded $8.6 million and $10.5 million, respectively, of interest income on these commercial mortgage loans.

  The fair value and aggregate unpaid principal amounts of obligations for which the fair value option has been elected were $88.4 million and $169.8 million as of December 31, 2011, and $114.5 million and $186.5 million as of December 31, 2010, respectively. For the years ended December 31, 2011 and 2010, the change in fair value of the obligations resulted in a $1.2 million and $(2.9) million pre-tax gain (loss), which includes a pre-tax gain (loss) of $(1.1) million and $3.0 million related to instrument-specific credit risk that is estimated based on credit spreads and quality ratings, respectively. Interest expense recorded on these obligations is included in operating expenses on the consolidated statements of operations and was $6.7 million and $8.9 million for the years ended December 31, 2011 and 2010, respectively.

16.  Statutory Insurance Financial Information

            We prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Division of the Department of Commerce of the State of Iowa (the “State of Iowa”). The State of Iowa recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company to determine its solvency under the Iowa Insurance Law. The National Association of Insurance Commissioners' (“NAIC”) Accounting Practices and Procedures Manual has been adopted as a component of prescribed practices by the State of Iowa. The Commissioner has the right to permit other specific practices that deviate from prescribed practices. As of December 31, 2011, our use of prescribed and permitted statutory accounting practices has resulted in higher statutory capital and surplus of $267.4 million relative to the accounting practices and procedures of the NAIC primarily due to a state prescribed practice associated with reinsurance of our term life products and “secondary” or “no lapse” guarantee provisions on our universal life products. Statutory accounting practices differ from U.S. GAAP primarily due to charging policy acquisition costs to expense as incurred, establishing reserves using different actuarial assumptions, valuing investments on a different basis and not admitting certain assets, including certain net deferred income tax assets.

            Life and health insurance companies are subject to certain risk-based capital (“RBC”) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2011, we meet the minimum RBC requirements.

            Statutory net income and statutory capital and surplus were as follows:

	As of or for the year ended December 31,
	2011	2010	2009
	(in millions)
Statutory net income	$ 326.8	$ 404.6	$ 42.1
Statutory capital and surplus	4,218.2	4,377.8	4,588.7

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

17.  Segment Information

            We provide financial products and services through the following segments: Retirement and Investor Services, Principal Global Investors and U.S. Insurance Solutions. In addition, there is a Corporate segment. The segments are managed and reported separately because they provide different products and services, have different strategies or have different markets and distribution channels.

            The Retirement and Investor Services segment provides retirement and related financial products and services primarily to businesses, their employees and other individuals.

The Principal Global Investors segment provides asset management services to our asset accumulation business, our insurance operations, the Corporate segment and third‑party clients.

The U.S. Insurance Solutions segment provides individual life insurance and specialty benefits, which consists of group dental and vision insurance, individual and group disability insurance, group life insurance, wellness services and non-medical fee-for-service claims administration, throughout the United States.

            The Corporate segment manages the assets representing capital that has not been allocated to any other segment. Financial results of the Corporate segment primarily reflect our financing activities (including interest expense), income on capital not allocated to other segments, inter‑segment eliminations, income tax risks and certain income, expenses and other after-tax adjustments not allocated to the segments based on the nature of such items.

Management uses segment operating earnings in goal setting, as a basis for determining employee compensation and in evaluating performance on a basis comparable to that used by securities analysts. We determine segment operating earnings by adjusting U.S. GAAP net income for net realized capital gains (losses), as adjusted, and other after-tax adjustments which management believes are not indicative of overall operating trends. Net realized capital gains (losses), as adjusted, are net of income taxes, related changes in the amortization pattern of DPAC and sales inducements, recognition of deferred front-end fee revenues for sales charges on retirement and life insurance products and services, amortization of hedge accounting book value adjustments for certain discontinued hedges, net realized capital gains and losses distributed, noncontrolling interest capital gains and losses and certain market value adjustments to fee revenues. Net realized capital gains (losses), as adjusted, exclude periodic settlements and accruals on derivative instruments not designated as hedging instruments and exclude certain market value adjustments of embedded derivatives and realized capital gains (losses) associated with our exited group medical insurance business. Segment operating revenues exclude net realized capital gains (losses) (except periodic settlements and accruals on derivatives not designated as hedging instruments), including their impact on recognition of front-end fee revenues, certain market value adjustments to fee revenues and amortization of hedge accounting book value adjustments for certain discontinued hedges, and revenue from our exited group medical insurance business. Segment operating revenues include operating revenues from real estate properties that qualify for discontinued operations. While these items may be significant components in understanding and assessing the consolidated financial performance, management believes the presentation of segment operating earnings enhances the understanding of our results of operations by highlighting earnings attributable to the normal, ongoing operations of the business.

            The accounting policies of the segments are consistent with the accounting policies for the consolidated financial statements, with the exception of income tax allocation. The Corporate segment functions to absorb the risk inherent in interpreting and applying tax law. The segments are allocated tax adjustments consistent with the positions we took on tax returns. The Corporate segment results reflect any differences between the tax returns and the estimated resolution of any disputes.

The following tables summarize selected financial information by segment and reconcile segment totals to those reported in the consolidated financial statements:

	December 31,
	2011	2010
	(in millions)
Assets:
Retirement and Investor Services	$ 108,767.4	$ 109,335.7
Principal Global Investors	1,603.6	1,095.6
U.S. Insurance Solutions	17,727.9	16,524.3
Corporate	3,173.4	3,983.5
Total consolidated assets	$ 131,272.3	$ 130,939.1

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

17.  Segment Information - (continued)

	For the year ended December 31,
	2011	2010	2009
	(in millions)
Operating revenues by segment:
Retirement and Investor Services	$ 3,612.2	$ 3,705.0	$ 3,673.7
Principal Global Investors	490.9	432.6	392.8
U.S. Insurance Solutions	2,973.6	2,773.0	2,810.4
Corporate	(78.9)	(82.1)	(94.5)
Total segment operating revenues	6,997.8	6,828.5	6,782.4
Net realized capital losses, net of related revenue adjustments	(192.0)	(381.7)	(522.1)
Exited group medical insurance business	608.3	1,406.8	1,613.6
Terminated commercial mortgage securities issuance operation	—	(0.8)	(0.5)
Total revenues per consolidated statements of operations	$ 7,414.1	$ 7,852.8	$ 7,873.4
Operating earnings (loss) by segment, net of related income taxes:
Retirement and Investor Services	$ 531.2	$ 543.4	$ 485.5
Principal Global Investors	59.6	48.1	33.8
U.S. Insurance Solutions	221.1	193.8	204.0
Corporate	(32.6)	(37.0)	(38.6)
Total segment operating earnings, net of related income taxes	779.3	748.3	684.7
Net realized capital losses, as adjusted (1)	(125.6)	(279.5)	(254.4)
Other after‑tax adjustments (2)	(47.8)	17.1	72.1
Net income attributable to PLIC	$ 605.9	$ 485.9	$ 502.4

(1)    Net realized capital losses, as adjusted, is derived as follows:

	For the year ended December 31,
	2011	2010	2009
	(in millions)
Net realized capital losses:
Net realized capital losses	$ (98.7)	$ (288.4)	$ (445.3)
Certain derivative and hedging-related adjustments	(92.6)	(88.4)	(70.9)
Certain market value adjustments to fee revenues	(0.1)	(3.4)	(1.5)
Recognition of front‑end fee revenues	(0.6)	(1.5)	(4.4)
Net realized capital losses, net of related revenue adjustments	(192.0)	(381.7)	(522.1)
Amortization of deferred policy acquisition and sales inducement costs	(33.4)	(26.6)	155.2
Capital gains distributed	(4.3)	(11.3)	(18.8)
Certain market value adjustments of embedded derivatives	65.6	7.2	11.8
Net realized capital (gains) losses associated with exited group medical insurance business	(0.2)	3.0	0.5
Noncontrolling interest capital gains	(31.6)	(11.3)	(18.5)
Income tax effect	70.3	141.2	137.5
Net realized capital losses, as adjusted	$ (125.6)	$ (279.5)	$ (254.4)

(2)     In 2011, other after-tax adjustments included (1) the negative effect resulting from (a) the impact of a court ruling on some uncertain tax positions ($68.9 million), (b) a contribution made to The Principal Financial Group Foundation, Inc. ($19.5 million) and (c) our estimated obligation associated with Executive Life of New York’s liquidation petition ($10.3 million) and (2) the positive effect of gains associated with our exited group medical insurance business that does not yet qualify for discontinued operations accounting treatment under U.S. GAAP ($50.9 million).

In 2010, other after-tax adjustments included (1) the positive effect of gains associated with our exited group medical insurance business that does not yet qualify for discontinued operations accounting treatment under U.S. GAAP ($24.8

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

17.  Segment Information - (continued)

million) and (2) the negative effect resulting from: (a) the tax impact of healthcare reform, which eliminates the tax deductibility of retiree prescription drug expenses related to our employees incurred after 2012 ($7.2 million) and (b) losses associated with our terminated commercial mortgage securities issuance operation that has been exited but does not qualify for discontinued operations accounting treatment under U.S. GAAP ($0.5 million).

In 2009, other after-tax adjustments included the positive effect of gains associated with our exited group medical insurance business that does not yet qualify for discontinued operations accounting treatment under U.S. GAAP ($72.8 million) and the negative effect of losses associated with our terminated commercial mortgage securities issuance operation that has been exited but does not qualify for discontinued operations accounting treatment under U.S. GAAP ($0.7 million).

            The following is a summary of income tax expense (benefit) allocated to our segments for purposes of determining operating earnings. Segment income taxes are reconciled to income taxes reported on our consolidated statements of operations.

	For the year ended December 31,
	2011	2010	2009
	(in millions)
Income tax expense by segment:
Retirement and Investor Services	$ 140.4	$ 142.3	$ 127.2
Principal Global Investors	32.5	26.0	18.6
U.S. Insurance Solutions	104.8	91.6	97.8
Corporate	(15.2)	(19.4)	(20.0)
Total segment income taxes from operating earnings	262.5	240.5	223.6
Tax benefit related to net realized capital losses, as adjusted	(70.3)	(141.2)	(137.5)
Tax expense related to other after‑tax adjustments	63.6	21.1	38.7
Total income tax expense per consolidated statements of operations	$ 255.8	$ 120.4	$ 124.8

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

17.  Segment Information — (continued)

            The following table summarizes operating revenues for our products and services:

	For the year ended December 31,
	2011	2010	2009
	(in millions)
Retirement and Investor Services:
Full‑service accumulation	$ 1,333.8	$ 1,333.1	$ 1,280.7
Individual annuities	1,119.2	1,018.6	945.6
Bank and trust services	100.5	91.8	83.9
Eliminations	(10.0)	(9.1)	(8.4)
Total Accumulation	2,543.5	2,434.4	2,301.8
Investment only	508.0	643.4	796.0
Full‑service payout	560.7	627.2	575.9
Total Guaranteed	1,068.7	1,270.6	1,371.9
Total Retirement and Investor Services	3,612.2	3,705.0	3,673.7
Principal Global Investors (1)	490.9	432.6	392.8
U.S. Insurance Solutions:
Individual life insurance	1,475.5	1,360.9	1,357.7
Specialty benefits insurance	1,498.1	1,412.1	1,452.7
Total U.S. Insurance Solutions	2,973.6	2,773.0	2,810.4
Corporate	(78.9)	(82.1)	(94.5)
Total operating revenues	$ 6,997.8	$ 6,828.5	$ 6,782.4
Total operating revenues	$ 6,997.8	$ 6,828.5	$ 6,782.4
Net realized capital losses (except periodic settlements and accruals on non-hedge derivatives), including recognition of front‑end fee revenues and certain market value adjustments to fee revenues	(192.0)	(381.7)	(522.1)
Exited group medical insurance business	608.3	1,406.8	1,613.6
Terminated commercial mortgage securities issuance operation	—	(0.8)	(0.5)
Total revenues per consolidated statements of operations	$ 7,414.1	$ 7,852.8	$ 7,873.4

(1)    Reflects inter-segment revenues of $198.8 million, $189.4 million and $183.8 million in 2011, 2010 and 2009, respectively. These revenues are eliminated within the Corporate segment.

18.  Stock‑Based Compensation Plans

            As of December 31, 2011, our ultimate parent, PFG, had the 2010 Stock Incentive Plan, the Employee Stock Purchase Plan, the Stock Incentive Plan and the Long-Term Performance Plan ("Stock‑Based Compensation Plans"), which resulted in an expense to us. As of May 17, 2005, no new grants will be made under the Stock Incentive Plan or the Long-Term Performance Plan. Under the terms of the 2010 Stock Incentive Plan, grants may be nonqualified stock options, incentive stock options qualifying under Section 422 of the Internal Revenue Code, restricted stock, restricted stock units, stock appreciation rights, performance shares, performance units or other stock based awards. To date, PFG has not granted any incentive stock options, restricted stock or performance units. The following Stock-Based Compensation Plans information represents all share based compensation data related to us and our subsidiaries’ employees.

            For awards with graded vesting, we use an accelerated expense attribution method. The compensation cost that was charged against income for stock-based awards granted under the Stock‑Based Compensation Plans was as follows:

	For the year ended December 31,
	2011	2010	2009
	(in millions)
Compensation cost	$ 31.7	$ 38.9	$ 39.5
Related income tax benefit	10.8	12.4	12.4
Capitalized as part of an asset	2.6	2.8	3.7

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

18. Stock‑Based Compensation Plans — (continued)

Nonqualified Stock Options

            Nonqualified stock options were granted to certain employees under the 2010 Stock Incentive Plan and the Stock Incentive Plan. Options outstanding under the 2010 Stock Incentive Plan and the Stock Incentive Plan were granted at an exercise price equal to the fair market value of PFG common stock on the date of grant, and expire ten years after the grant date. These options have graded or cliff vesting over a three-year period, except in the case of approved retirement.

            The fair value of stock options is estimated using the Black‑Scholes option pricing model. The following is a summary of the assumptions used in this model for the stock options granted during the period:

	For the year ended December 31,
Options	2011	2010	2009
Expected volatility	67.9%	66.6%	55.0%
Expected term (in years)	6	6	6
Risk‑free interest rate	2.5%	2.8%	2.1%
Expected dividend yield	1.6%	2.25%	4.07%
Weighted average estimated fair value	$ 18.82	$ 11.48	$ 4.07

            We determine expected volatility based on, among other factors, historical volatility using daily price observations. The expected term represents the period of time that options granted are expected to be outstanding. We determine expected term using historical exercise and employee termination data. The risk-free rate for periods within the expected term of the option is based on the U.S. Treasury risk-free interest rate in effect at the time of grant. The dividend yield is based on historical dividend distributions compared to the closing price of PFG common shares on the grant date.

            As of December 31, 2011, there was $2.5 million of total unrecognized compensation costs related to nonvested stock options. The cost is expected to be recognized over a weighted‑average service period of approximately 1.6 years.

Performance Share Awards

            Performance share awards were granted to certain employees under the 2010 Stock Incentive Plan. The performance share awards are treated as an equity award and are paid in shares. Whether the performance shares are earned depends upon the participant's continued employment through the performance period (except in the case of an approved retirement) and PFG’s performance against three-year goals set at the beginning of the performance period. Performance goals based on various PFG factors, including return on equity, earnings per common share, operating income and book value per common share, must be achieved for any of the performance shares to be earned. If the performance requirements are not met, the performance shares will be forfeited, no compensation cost is recognized and any previously recognized compensation cost is reversed. There is no maximum contractual term on these awards. Dividend equivalents are credited on performance shares outstanding as of the record date.

The fair value of performance share awards is determined based on the closing stock price of PFG common shares on the grant date. The weighted‑average grant-date fair value of performance share awards granted during 2011, 2010 and 2009 were $34.26, $22.21 and $11.64, respectively.

As of December 31, 2011, there was $3.9 million of total unrecognized compensation cost related to nonvested performance share awards granted. The cost is expected to be recognized over a weighted‑average service period of approximately 1.5 years.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

18.  Stock-Based Compensation Plans — (continued)

Restricted Stock Units

            Restricted stock units were granted to certain employees and agents pursuant to the 2010 Stock Incentive Plan and the Stock Incentive Plan. The restricted stock units are treated as an equity award and are paid in shares. Under these plans, awards have graded or cliff vesting over a three-year service period. When service for PFG ceases (except in the case of an approved retirement), all vesting stops and unvested units are forfeited. There is no maximum contractual term on these awards. Dividend equivalents are credited on restricted stock units outstanding as of the record date. These dividend equivalents are only paid on the shares released.

The fair value of restricted stock units is determined based on the closing stock price of PFG common shares on the grant date. The weighted‑average grant-date fair value of restricted stock units granted during 2011, 2010 and 2009 was $33.24, $22.42 and $11.70, respectively.

As of December 31, 2011, there was $22.8 million of total unrecognized compensation cost related to nonvested restricted stock unit awards granted under these plans. The cost is expected to be recognized over a weighted‑average period of approximately 1.9 years.

Employee Stock Purchase Plan

            Under the Employee Stock Purchase Plan, participating employees have the opportunity to purchase shares of PFG common stock on a semi-annual basis. Employees may purchase up to $25,000 worth of PFG common stock each year. Employees may purchase shares of PFG common stock at a price equal to 85% of the shares' fair market value as of the beginning or end of the purchase period, whichever is lower.

            We recognize compensation expense for the fair value of the discount granted to employees participating in the employee stock purchase plan in the period of grant. Shares of the Employee Stock Purchase Plan are treated as an equity award. The weighted‑average fair value of the discount on the stock purchased was $4.20, $7.37 and $4.98 during 2011, 2010 and 2009, respectively.

19.  Quarterly Results of Operations (Unaudited)

            The following is a summary of unaudited quarterly results of operations.

	For the three months ended
	December 31	September 30	June 30 (1)	March 31
	(in millions)
2011
Total revenues	$ 1,720.0	$ 1,793.8	$ 2,000.2	$ 1,900.1
Total expenses	1,546.8	1,660.3	1,664.3	1,644.6
Net income	140.6	53.5	252.0	196.2
Net income attributable to PLIC	140.9	59.0	228.4	177.6
2010
Total revenues	$ 2,053.3	$ 1,956.5	$ 1,865.3	$ 1,977.7
Total expenses	1,813.5	1,849.4	1,809.9	1,757.1
Net income	192.3	99.3	44.0	166.9
Net income attributable to PLIC	182.8	98.4	42.2	162.5

(1)      During the second quarter of 2010, we determined our residential mortgage loan portfolio, and in particular our home equity loan portfolio, had experienced an increase in severe delinquencies and loss severity from sustained elevated levels of unemployment along with continued depressed collateral values. The deterioration resulted in an increase in delinquencies and default costs. During the second quarter of 2010, we recorded a $41.9 million after-tax residential mortgage loan loss provision for our Bank and Trust Services business. Of this residential mortgage loan loss provision, $21.4 million after-tax could be attributed to 2009. We evaluated the qualitative and quantitative factors for materiality. The adjustment related to prior periods could be considered material to the results of operations for the three months ended June 30, 2010, but was not material to the results of operations for any annual period presented. The provision for loan loss is reported in net realized capital gains (losses) on our consolidated statements of operations and the adjustment for prior periods resulted in a decrease in net income for the three months ended June 30, 2010.

PART C

OTHER INFORMATION

Item 26.  Exhibits

                (a)           Resolution of Board of Directors of the Depositor – filed with the Commission on 07/24/2001

                (b)           Custodian Agreements - N/A

                (c)           Underwriting Contracts

                                (c1)         Distribution Agreement (filed 2/27/03)

                                (c2)         Selling Agreement (filed 11/16/01)

                                (c3)         Registered Representative Agreement (filed 7/24/01)

                                (c4)         Schedule of sales commissions (filed 11/16/01)

                (d)           Contracts

                                (d1)         Form of Variable Life Contract (filed 7/24/01)

                                (d2)         Form of Accelerated Benefits Rider (filed 7/24/01)

                                (d3)         Form of Accidental Death Benefit Rider (filed 7/24/01)

                                (d4)         Form of Accounting Benefit Rider (filed 7/24/01)

                                (d5)         Form of Aviation Exclusion Rider (filed 7/24/01)

                                (d6)         Form of Change of Insured Rider (filed 7/24/01)

                                (d7)         Form of Children Term Insurance Rider (filed 7/24/01)

                                (d8)         Form of Cost of Living Increase Rider (filed 7/24/01)

                                (d9)         Form of Death Benefit Guarantee Rider (filed 7/24/01)

                                (d10)       Form of Extended Coverage Rider (filed 7/24/01)

                                (d11)       Form of Hazardous Sports Exclusion Rider (filed 7/24/01)

                                (d12)       Form of Salary Increase Rider (filed 7/24/01)

                                (d13)       Form of Spouse Term Insurance Rider (filed 7/24/01)

                                (d14)       Form of Supplemental Benefit Rider (filed 7/24/01)

                                (d15)       Form of Waiver of Monthly Policy Charge Rider (filed 7/24/01)

                                (d16)       Form of Waiver of Specified Premium Rider (filed 7/24/01)

                (e)           Applications

                                (e1)         Form of Life Insurance Application (filed 7/24/01)

                                (e2)         Form of Supplemental Application (filed 11/16/01)

                (f)            Depositor's Certificate of Incorporation and By-laws

                                (f1)          Articles of Incorporation of the Depositor (filed 7/24/01)

                                (f2)          Bylaws of Depositor (filed 7/24/01)

                (g)           Reinsurance Contracts

                                (g)           Reinsurance Contracts (filed 2/27/03)

                (h)           Participation Agreements

(h1)          AIM Variable Insurance Funds (filed 2/27/03)

(h2)          AIM Participation Agreement Amendment #9 dated 04/30/10*

(h3)          American Century Investment Management, Inc. (filed 2/27/03)

(h4)          Calvert Participation Agreement Amendment #1 dated 02/12/10*

(h5)          Calvert Administrative Service Agreement Amendment #1 dated 02/12/10*

(h6)          Delaware Distributors Participation Agreement dated 04/26/10*

(h7)          Delaware Distributors Administrative Services Agreement dated 04/26/10*

(h8)          Dreyfus Investment Portfolios (filed 2/27/03)

(h9)          Dreyfus Investment Portfolios Participation Agreement & Amendment; Dreyfus Administrative Services Agreement & Amendment; Dreyfus 12b-1 Agreement & Amendment*

(h10)        DWS Participation Agreement Amendment #1, dated 01/05/11*

(h11)        Variable Insurance Products Fund, Fidelity Distributors, Inc. (filed 2/27/03)

(h12)        Franklin Templeton Participation Agreement Amended and Restated Amendment #2 dated 08/16/10*

(h13)        Franklin Templeton Participation Agreement Amendment #3 dated 05/01/11*

(h14)        INVESCO Funds Group, Inc. (filed 2/27/03)

(h15)        Janus Aspen Series (filed 2/27/03)

(h16)        Janus Aspen Series Participation Agreement and Amendments 1-7; and Janus Distribution & Shareholder Services Agreement with Amendment #1; and Janus Rule 22c-2 Agreement*

(h17)        MFS Participation Agreement Amendment #6 dated 05/01/11*

(h18)        Principal Variable Contracts Funds, Inc. Participation Agreement Amendment #2 dated 01/01/10*

(h19)        Principal Variable Contracts Funds, Inc. 12b-1 letter dated 01/01/10*

(h20)        Putnam Retail Management, LP (filed 2/27/03)

(h21)        Form of Participation Agreement with Principal Variable Contracts Funds, Inc. – incorporated by reference to the Post-effective Amendment No. 8 to the registration statement (File No. 333-116220), as filed on April 30, 2008

(h22)        Form of Rule 22c-2 Agreement with Principal Variable Contracts Funds, Inc. – incorporated by reference to the Post-effective Amendment No. 8 to the registration statement (File No. 333-116220), as filed on April 30, 2008

(h23)        Putnam Marketing and Administrative Servicing Agreement dated 04/01/11*

(h24)        Van Eck Amendment to Participation Agreement*

(h25)        Van Eck Administrative Services Agreement Amendment #2 dated 05/01/2011*

(h26)        Wells Fargo Fund Management, LLC (filed 2/27/03)

                (i)             Administrative Contracts - N/A

                (j)             Other Material Contracts - N/A

                (k)            Legal Opinion – filed with the Commission on 7/24/01

                (l)             Actuarial Opinion – N/A

                (m)           Calculations – N/A

                (n)           Other Opinions

                                (n1)         Consent of Ernst & Young LLP*

                                (n2)         Powers of Attorney (filed 7/24/01, 4/30/04, 4/28/06, 4/30/07)*

                                (n3)         Opinion of Counsel*

                (o)           Financial Statements Schedules

                                Principal Life Insurance Company

                                                Report of Independent Registered Public Accounting Firm on Schedules*

Schedule I - Summary of Investments - Other Than Investments in Related Parties As Of December 31, 2011*

Schedule III - Supplementary Insurance Information As of December 31, 2011, 2010 and 2009 and for each of the years then ended*

Schedule IV – Reinsurance As of December 31, 2011, 2010 and 2009 and for each of the years then ended*

All  other  schedules  for  which  provision  is made in  the applicable  accounting  regulation  of  the Securities and Exchange  Commission  are not  required  under the related instructions  or are  inapplicable and therefore have been omitted.

                (p)           Initial Capital Agreements - N/A

                (q)           Redeemability Exemption (6e-2(b)(12)(ii) or 6e-3(T) (filed 11/16/01)

*    Filed herein

Item 27.  Officers and Directors of the Depositor

Principal Life Insurance Company is managed by a Board of Directors which is elected by its policyowners. The directors and executive officers of the Company, their positions with the Company, including Board Committee memberships, and their principal business address, are as follows:

DIRECTORS:

Name and Principal Business Address	Positions and Offices
BETSY J. BERNARD 40 Shalebrook Drive Morristown, NJ 07960	Director Chair, Nominating and Governance Committee Member, Executive and Human Resources Committees
JOCELYN CARTER-MILLER TechEd Ventures 3020 NW 33rd Avenue Lauderdale Lakes, FL 33311	Director Member, Nominating and Governance Committee
GARY E. COSTLEY 257 Barefoot Beach Boulevard, Suite 404 Bonita Springs, FL 34134	Director Member, Audit Committee
MICHAEL T. DAN 495 Rudder Road Naples, FL 34102	Director Chair, Human Resources Committee
DENNIS H. FERRO 100 Dove Plum Road Vero Beach, FL 32963	Director Member, Audit Committee
C. DANIEL GELATT, JR. NMT Corporation 2004 Kramer Street La Crosse, WI 54603	Director Member, Audit Committee
SANDRA L. HELTON 1040 North Lake Shore Drive #26A Chicago, IL 60611	Director Chair, Audit Committee Member, Executive Committee
RICHARD L. KEYSER 5215 Old Orchard Place Ste. 440 Skokie, IL 60077	Director Member, Nominating and Governance and Human Resources Committees
LUCA MAESTRI Xerox Corporation 45 Glover Avenue Norwalk, CT 06856-4505	Director Member, Audit Committee
ARJUN K. MATHRANI 176 East 71st Street, Apt. 9-F New York, NY 10021	Director Member, Audit Committee
ELIZABETH E. TALLETT Hunter Partners, LLC 12 Windswept Circle Thornton, NH 03285-6883	Director Member, Executive, Human Resources and Nominating and Governance Committees
LARRY D. ZIMPLEMAN The Principal Financial Group Des Moines, IA 50392	Chairman of the Board and Chair, Executive Committee, Principal Life: Chairman, President and Chief Executive Officer

EXECUTIVE OFFICERS (OTHER THAN DIRECTORS)

Name and Principal Business Address	Positions and Offices
REX AUYEUNG	Senior Vice President and President, Principal Financial Group - Asia
NED A. BURMEISTER	Senior Vice President and Chief Operating Officer, Principal International
GREGORY J. BURROWS	Senior Vice President Retirement and Investor Services
TERESA M. BUTTON	Vice President and Treasurer
TIMOTHY M. DUNBAR	Senior Vice President – Strategy and Finance
GREGORY B. ELMING	Senior Vice President and Chief Risk Officer
RALPH C. EUCHER	Senior Vice President Human Resources and Corporate Services
NORA M. EVERETT	Senior Vice President Retirement and Investor Services
JOYCE N. HOFFMAN	Senior Vice President and Corporate Secretary
DANIEL J. HOUSTON	President - Retirement, Insurance and Financial Services
JULIA M. LAWLER	Senior Vice President and Chief Investment Officer
TERRANCE J. LILLIS	Senior Vice President and Chief Financial Officer
JAMES P. MCCAUGHAN	President - Global Asset Management
TIMOTHY J. MINARD	Senior Vice President - Distribution
MARY A. O'KEEFE	Senior Vice President and Chief Marketing Officer
GERALD W. PATTERSON	Senior Vice President Retirement and Investor Services
ANGELA R. SANDERS	Senior Vice President and Controller
GARY P. SCHOLTEN	Senior Vice President and Chief Information Officer
KAREN E. SHAFF	Executive Vice President and General Counsel
DEANNA D. STRABLE	Senior Vice President – U.S. Insurance Solutions
LUIS E. VALDES	President – Principal International
ROBERTO WALKER	Senior Vice President and President - Latin America

Item 28.  Persons Controlled by or Under Common Control with the Depositor or the Registrant

The Registrant is a separate account of Principal Life Insurance Company (the "Depositor") and is operated as a unit investment trust.  Registrant supports benefits payable under Depositor's variable life contracts by investing assets allocated to various investment options in shares of Principal Variable Contracts Funds, Inc. and other mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies of the "series" type.  No person is directly or indirectly controlled by the Registrant.

The Depositor is wholly-owned by Principal Financial Services, Inc.  Principal Financial Services, Inc. (an Iowa corporation) an intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code.  In turn, Principal Financial Services, Inc. is a wholly-owned subsidiary of Principal Financial Group, Inc., a publicly traded company that filed consolidated financial statements with the SEC.  A list of persons directly or indirectly controlled by or under common control with Depositor as of December 31, 2011 appears below:

None of the companies listed in such organization chart is a subsidiary of the Registrant; therefore, only the separate financial statements of Registrant and the consolidated financial statements of Depositor are being filed with this Registration Statement.

Principal Life Insurance Company - Organizational Structure
	Jurisdiction of Incorporation or Organization	Percentage of Ownership by its Immediate Parent
PRINCPAL FINANCIAL GROUP, INC Δ	Delaware
àPrincipal Financial Services, Inc. § Ñ	Iowa	100
àPrincor Financial Services Corporation§Ñ	Iowa	100
àPFG DO Brasil LTDA§Ñ	Brazil	100
àBrasilprev Seguros E Previdencia S.A. §	Brazil	50.01
àPrincipal Global Investors Participacoes, LTDA§Ñ	Brazil	100
àPrincipal International, Inc. §Ñ	Iowa	100
àPrincipal International (Asia) Limited§Ñ	Hong Kong	100
àPrincipal Global Investors (Asia) Limited§Ñ	Hong Kong	100
àPrincipal Nominee Company (Hong Kong) Limited§Ñ	Hong Kong	100
àPrincipal Asset Management Company (Asia) Limited§Ñ	Hong Kong	100
àPrincipal Insurance Company (Hong Kong) Limited§Ñ	Hong Kong	100
àCIMB – Principal Asset Management Berhad (Malaysia) §	Malaysia	40
àCIMB Wealth Advisors Berhad§	Malaysia	100
àCIMB – Principal Asset Management (Singapore) PTE LTD§	Singapore	100
àCIMB - Principal Asset Management Company Limited	Thailand	99.99
àPT CIMB Principal Asset Management§	Indonesia	99
àPrincipal Trust Company(Asia) Limited§Ñ	Hong Kong	100
àPrinCorp Wealth Advisors (Asia) Limited	Hong Kong	100
àPrincipal Mexico Servicios, S.A. de C.V. §Ñ	Mexico	100
àDistribuidora Principal Mexico, S.A. de C.V. §Ñ	Mexico	100
àPrincipal Consulting (India) Private Limited§Ñ	India	100
àPrincipal Financial Group, S.A. de C. V. Grupo Financiero. §Ñ	Mexico	100
à Principal Afore, S. A. de C.V., Principal Grupo Financiero§Ñ	Mexico	100
à Principal Fondos de Inversion S.A. de C.V., Operadora de Fondos de Inversion, Principal Grupo Financiero §Ñ	Mexico	100
à Principal Mexico Compania de Seguros, S.A. de C.V., Principal Grupo Financiero §Ñ	Mexico	100
à Principal Pensiones, S.A. de C.V., Principal Grupo Financiero §Ñ	Mexico	100
àPrincipal Wellness Company§Ñ	Indiana	100
àPrincipal Global Investors Holding Company, Inc. §Ñ	Delaware	100
àPrincipal Global Investors (Ireland) Limited§Ñ	Ireland	100
àPrincipal Global Investors (Europe) Limited§Ñ	United Kingdom	100
àPrincipal Global Investors (Singapore) Limited§Ñ	Singapore	100
àPrincipal Global Investors (Japan) Limited§Ñ	Japan	100
àPrincipal Global Investors (Hong Kong) Limited§Ñ	Hong Kong	100
àCIMB Principal Islamic Asset Management SDN. BHD§Ñ	Malaysia	50
àPrincipal Financial Group (Mauritius) Ltd. §Ñ	Mauritius	100
àPrincipal PNB Asset Management Company Private Limited§Ñ	India	65
àPrincipal Trustee Company Private Limited§Ñ	India	65
àPrincipal Retirement Advisors Private Limited§Ñ	India	100
àPrincipal Life Insurance Company ♦ Ñ	Iowa	100
àPrincipal Real Estate Fund Investors, LLC§Ñ	Delaware	100
àPrincipal Development Investors, LLC§Ñ	Delaware	100
àPrincipal Real Estate Holding Company, LLC§Ñ	Delaware	100
àGAVI PREHC HC, LLC	Delaware	100
àPrincipal Global Investors, LLC§Ñ©	Delaware	100
àPrincipal Real Estate Investors, LLC§Ñ	Delaware	100
àPrincipal Enterprise Capital, LLC§Ñ	Delaware	100
àPGI Origin Holding Company Ltd.	United Kingdom	100
àOrigin Asset Management LLP	United Kingdom	74
àFINISTERRE Capital LLP	United Kingdom	51
àPGI FINISTERRE Holding Company Ltd.	United Kingdom	100
àFINISTERRE Holdings Limited	Malta	51
àFINISTERRE Malta Limited	Malta	100
àFINISTERRE USA, Inc.	Delaware	100
àPrincipal Commercial Funding, LLC§Ñ	Delaware	100
àPrincipal Global Columbus Circle, LLC§Ñ©	Delaware	100
àPost Advisory Group, LLC§Ñ©	Delaware	100
àPrincipal Global Investors Trust§Ñ©	Delaware	100
àSpectrum Asset Management, Inc. §Ñ©	Connecticut	100
àCCIP, LLC§Ñ©	Delaware	70
àColumbus Circle Investors§Ñ©	Delaware	100
àPrincipal Holding Company, LLC§Ñ©	Iowa	100
àPetula Associates, LLC§	Iowa	100
àPrincipal Real Estate Portfolio, Inc. §Ñ	Delaware	100
àGAVI PREPI HC, LLC	Delaware	100
àPetula Prolix Development Company§Ñ	Iowa	100
àPrincipal Commercial Acceptance, LLC§Ñ	Delaware	100
àPrincipal Generation Plant, LLC§Ñ©	Delaware	100
àPrincipal Bank§Ñ©	United States	100
àEquity FC, Ltd. §Ñ©	Iowa	100
àPrincipal Health Care, Inc§Ñ©	Iowa	100
àPrincipal Dental Services, Inc. §Ñ©	Arizona	100
àEmployers Dental Services, Inc. §Ñ©	Arizona	100
àDelaware Charter Guarantee & Trust Company§Ñ©	Delaware	100
àPreferred Product Network, Inc. §Ñ©	Delaware	100
àPrincipal Reinsurance Company of Vermont§Ñ	Vermont	100
àPrincipal Life Insurance Company of Iowa§Ñ	Iowa	100
àPrincipal Reinsurance Company of Delaware§Ñ	Delaware	100
àPrincipal Financial Services (Australia), Inc. §Ñ	Iowa	100
àPrincipal Global Investors (Australia) Service Company Pty Limited§Ñ	Australia	100
àPrincipal Global Investors (Australia) Limited§Ñ	Australia	100
àPrincipal International Holding Company, LLC§Ñ	Delaware	100
àPrincipal Management Corporation§Ñ	Iowa	100
àPrincipal Financial Advisors, Inc. §Ñ	Iowa	100
àPrincipal Shareholder Services, Inc. §Ñ	Washington	100
àEdge Asset Management, Inc. §Ñ	Washington	100
àPrincipal Funds Distributor, Inc. §Ñ	Washington	100
àPrincipal Global Services Private Limited§Ñ	India	100
àCCB Principal Asset Management Company, Ltd. §	China	25
àPrincipal International de Chile, S.A. §Ñ	Chile	100
àPrincipal Compania de Seguros de Vida Chile S.A. §Ñ	Chile	100
àPrincipal Administradora General De Fondos S.A. §Ñ	Chile	100
àPrincipal Creditos Hipotecarios, S.A. §Ñ	Chile	100
àPrincipal Asset Management Chile S.A. §Ñ	Chile	100
àPrincipal Servicios Corporativos Chile LTDA§Ñ	Chile	100
àPrincipal Edge Network Holdings, Inc. §Ñ	Delaware	100
àPrincipal Edge Network – Tennessee, LLC§Ñ	Delaware	100
àPrincipal Edge Network – Georgia, LLC§Ñ	Delaware	100
àPrincipal Edge Network – Indiana, LLC§Ñ	Delaware	100
àPrincipal Edge Network – Austin, LLC§Ñ	Delaware	100
àPrincipal Edge Network – Kansas City , LLC§Ñ	Delaware	100
àPrincipal Edge Network –Dallas Ft. Worth, Inc. §Ñ	Delaware	100
àPrincipal Edge Network – San Antonio , LLC§Ñ	Delaware	100
àPrincipal National Life Insurance Company§Ñ	Iowa	100
àDiversified Dental Services, Inc. §Ñ	Nevada	100
àMorley Financial Services, Inc. §Ñ	Oregon	100
àMorley Capital Management, Inc. §Ñ	Oregon	100
àUnion Bond and Trust Company§Ñ	Oregon	100
àPrincipal Investors Corporation§Ñ	New Jersey	100

Δ

Δ Consolidated financial statements are filed with SEC.

§ Not required to file financial statements with the SEC.

Ñ Included in the consolidated financial statements of Principal Financial Group, Inc. filed with the SEC.

♦ Separate financial statements are filed with SEC.

© Included in the financial statements of Principal Life Insurance Company filed with the SEC.

Item 29.  Indemnification

Sections 490.851 through  490.859 of the Iowa Business  Corporation Act permit  corporations to indemnify   directors and officers where (A) all of the following apply:  the director or officer (i) acted in good faith; (ii) reasonably believed that (a) in the case of conduct in the individual's official capacity, that the individual's conduct was in the best interests of the corporation or (b) in all other cases, that the individual's conduct was at least not opposed to the best interests of the corporation; and (iii) in the case of any criminal proceeding, the individual had no reasonable cause to believe the individual's conduct was unlawful; and  (B) the  individual  engaged in conduct  for  which  broader indemnification has been made permissible or obligatory under a provision of the corporation's articles of incorporation.

Unless ordered by a court  pursuant  to the Iowa  Business Corporation  Act, a corporation shall not indemnify a director or officer in either of the following circumstances:  (A) in connection with a proceeding by or in the right of the corporation, except for reasonable  expenses incurred in connection with the proceeding if it is determined that the director has met the relevant  standard of conduct (above) or (B) in connection with any  proceeding  with respect to conduct  for which  the  director  was  adjudged  liable  on the basis that the director receive a financial benefit to which he or she was not entitled, whether or not involving action in the director's official capacity.

Registrant's By-Laws provide that it shall indemnify directors and officers against damages, awards, settlements and costs reasonably incurred or imposed in connection with any suit or proceeding to which such person is or may be made a party by reason of being a director or officer of the Registrant. Such rights of indemnification are in addition to any rights to indemnity to which the person may be entitled under Iowa law and are subject to any limitations imposed by the Board of Directors.  The Board has provided that certain procedures must be followed for indemnification of officers, and that there is no indemnity of officers when there is a final adjudication of liability based upon acts which constitute gross negligence or willful misconduct.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.       Principal Underwriters

(a)           Other Activity

Princor Financial Services Corporation acts as principal underwriter for variable life insurance contracts issued by Principal Life Insurance Company Variable Life Separate Account, a registered unit investment trust, and for variable annuity contracts issued by Principal Life Insurance Company Separate Account B, a registered unit investment trust.

(b)           Management

                             (b1)                                                                         (b2)

                                                                                             Positions and offices

                Name and principal                                                 with principal

               business address                                                    underwriter

Deborah J. Barnhart                                            Director/Distribution (PPN)

The Principal

Financial Group(1)

Patricia A. Barry                                                  Assistant Corporate Secretary

The Principal

Financial Group(1)

Michael J. Beer                                                    President and Director

The Principal

Financial Group(1)

Tracy W. Bollin                                                    Chief Financial Officer

The Principal

Financial Group(1)

David J. Brown                                                   Senior Vice President

The Principal

Financial Group(1)

Jill R. Brown                                                        Senior Vice President

The Principal

Financial Group(1)

Teresa M. Button                                                 Vice President and Treasurer

The Principal

Financial Group(1)

P. Scott Cawley                                                  Director - Internal Wholesaling

The Principal

Financial Group(1)

Nicholas M. Cecere                                             Senior Vice President and Director

The Principal

Financial Group(1)

Ralph C. Eucher                                                  Director

The Principal

Financial Group(1)

Nora M. Everett                                                   Chairman and Chief Executive Officer

The Principal

Financial Group (1)

Stephen G. Gallaher                                            Assistant General Counsel

The Principal

Financial Group(1)

Eric W. Hays                                                       Senior Vice President and Chief Information Officer

The Principal

Financial Group(1)

Joyce N. Hoffman                                               Senior Vice President and Corporate Secretary

The Principal

Financial Group(1)

Ann Hudson                                                        Compliance Officer

The Principal

Financial Group(1)

Patrick A. Kirchner                                              Assistant General Counsel

The Principal

Financial Group(1)

Julie LeClere                                                        Vice President – Marketing & Recruiting

The Principal

Financial Group(1)

Jennifer A. Mills                                                   Counsel

The Principal

Financial Group(1)

Martin R. Richardson                                           Vice President – Broker Dealer Operations

The Principal

Financial Group(1)

Michael D. Roughton                                           Senior Vice President and Associate General Counsel

The Principal

Financial Group(1)

Adam U. Shaikh                                                   Counsel

The Principal

Financial Group(1)

Traci L. Weldon                                                   Vice President/Chief Compliance Officer

The Principal

Financial Group(1)

Dan L. Westholm                                                 Director - Treasury

The Principal

Financial Group(1)

Tisha Worden                                                      Operations Officer

The Principal

Financial Group(1)

(1)                           650 8th Street

                                Des Moines, IA 50392-2080

(c)           Compensation from the Registrant

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts & Commissions	(3) Compensation on Events Occasioning the Deduction of a Deferred Sales Load	(4) Brokerage Commissions	(5) Compensation
Princor Financial Services Corporation	$17,448,233.00	0	0	0

Item 31.  Location of Accounts and Records

All accounts, books or other documents of the Registrant are located at the offices of the Depositor, The Principal  Financial Group,

Des Moines, Iowa 50392.

Item 32.  Management Services

N/A

Item 33.  Fee Representation

Principal Life Insurance Company represents the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Principal Life Insurance Company Variable Life Separate Account, has duly caused this Amended to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, and its seal to be hereunto affixed and attested, in the City of Des Moines and State of Iowa, on the 23rd day of April, 2012.

                                                                                PRINCIPAL LIFE INSURANCE COMPANY VARIABLE LIFE

                                                                                SEPARATE ACCOUNT

                                                                                      (Registrant)

                                                                                By :          /s/ L. D. Zimpleman

                                                                                              L. D. Zimpleman

                                                                                                Chairman, President and Chief Executive Officer

                                                                                PRINCIPAL LIFE INSURANCE COMPANY

                                                                                      (Depositor)

                                                                                By :          /s/ L. D. Zimpleman

                                                                                              L. D. Zimpleman

                                                                                                Chairman, President and Chief Executive Officer

Attest:

/s/ Joyce N. Hoffman

Joyce N. Hoffman

Senior Vice President and Corporate Secretary

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed by the following persons in the capacities and on the date indicated.

Signature                                                                 Title                                                                           Date

/s/ L. D. Zimpleman

_______________________

L. D. Zimpleman                                                    Chairman, President                                                April 23, 2012

and Chief Executive Officer

/s/ A. R. Sanders

_______________________                                  Senior Vice President and                                      April 23, 2012

A. R. Sanders                                                                         Controller

(Principal Accounting Officer)

/s/ T. J. Lillis

_______________________                                  Senior Vice President                                             April 23, 2012

T. J. Lillis                                                                  and Chief Financial Officer

(Principal Financial Officer)

  (B. J. Bernard)*                                                     Director                                                                   April 23, 2012

B. J. Bernard

  (J. Carter-Miller)*                                                   Director                                                                   April 23, 2012

J. Carter-Miller

  (G. E. Costley)*                                                     Director                                                                   April 23, 2012

G. E. Costley

  (M.T. Dan)*                                                            Director                                                                   April 23, 2012

M. T. Dan

  (D. H. Ferro)*                                                         Director                                                                   April 23, 2012

D. H. Ferro

  (C. D. Gelatt, Jr.)*                                                  Director                                                                   April 23, 2012

C. D. Gelatt, Jr.

  (S. L. Helton)*                                                        Director                                                                   April 23, 2012

S. L. Helton

  (R. L. Keyser)*                                                      Director                                                                   April 23, 2012

R. L. Keyser

  (L. Maestri)*                                                          Director                                                                   April 23, 2012

L. Maestri

  (A. K. Mathrani)*                                                   Director                                                                   April 23, 2012

A. K. Mathrani

  (E. E. Tallett)*                                                         Director                                                                   April 23, 2012

E. E. Tallett

*By        /s/ L.D. Zimpleman

L. D. Zimpleman

Chairman, President and Chief Executive Officer

Pursuant to Powers of Attorney

Previously Filed or Included Herein

§ Not required to file financial statements with the SEC.

Ñ Included in the consolidated financial statements of Principal Financial Group, Inc. filed with the SE